UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas 78256

 (Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith

JANUARY 31, 2021

Semi Annual Report

USAA Aggressive Growth Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information (Unaudited)	21
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Considerations of the Board in Continuing the Investment Advisory Agreement	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Aggressive Growth Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with capital appreciation.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (11.9%):
Activision Blizzard, Inc.	533,300	$48,531
Alphabet, Inc. Class C (a)	53,750	98,671
Facebook, Inc. Class A (a)	273,813	70,734
Netflix, Inc. (a)	9,800	5,217
Twitter, Inc. (a)	429,922	21,724
		244,877
Communications Equipment (0.5%):
Palo Alto Networks, Inc. (a)	28,823	10,110
Consumer Discretionary (17.6%):
Alibaba Group Holding Ltd., ADR (a)	89,546	22,729
Amazon.com, Inc. (a)	45,754	146,697
Booking Holdings, Inc. (a)	2,814	5,471
Burlington Stores, Inc. (a)	111,115	27,656
Chipotle Mexican Grill, Inc. (a)	9,926	14,690
Dollar General Corp.	49,379	9,610
Lululemon Athletica, Inc. (a)	88,552	29,105
NIKE, Inc. Class B	331,661	44,307
Target Corp.	42,663	7,729
Tesla, Inc. (a)	31,914	25,325
The Home Depot, Inc.	57,091	15,461
The TJX Cos., Inc.	212,719	13,623
		362,403
Consumer Staples (1.4%):
Constellation Brands, Inc. Class A	67,312	14,198
The Boston Beer Co., Inc. Class A (a)	16,225	14,877
		29,075
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	76,054	9,498
Financials (1.3%):
MSCI, Inc.	68,358	27,022
Health Care (14.6%):
Align Technology, Inc. (a)	45,762	24,043
Ascendis Pharma A/S, ADR (a)	45,906	6,893
bluebird bio, Inc. (a)	114,025	5,080
Charles River Laboratories International, Inc. (a)	62,424	16,171
DexCom, Inc. (a)	21,485	8,054
Edwards Lifesciences Corp. (a)	287,304	23,725
Exact Sciences Corp. (a)	57,981	7,953
Fate Therapeutics, Inc. (a)	83,018	7,524
Masimo Corp. (a)	115,732	29,617
Royalty Pharma PLC Class A	503,151	23,653
TG Therapeutics, Inc. (a)	103,372	4,990

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	39,035	$19,896
UnitedHealth Group, Inc.	50,597	16,878
Veeva Systems, Inc. Class A (a)	101,079	27,942
Vertex Pharmaceuticals, Inc. (a)	169,578	38,846
West Pharmaceutical Services, Inc.	41,519	12,435
Zoetis, Inc.	156,941	24,208
		297,908
Industrials (7.4%):
CoStar Group, Inc. (a)	35,387	31,838
FTI Consulting, Inc. (a)	65,090	7,158
IDEX Corp.	75,205	14,002
IHS Markit Ltd.	88,352	7,694
Old Dominion Freight Line, Inc.	48,628	9,434
Trane Technologies PLC	171,337	24,561
Uber Technologies, Inc. (a)	727,088	37,030
United Parcel Service, Inc. Class B	114,302	17,717
		149,434
IT Services (14.5%):
EPAM Systems, Inc. (a)	93,181	32,094
Fiserv, Inc. (a)	192,977	19,817
PayPal Holdings, Inc. (a)	320,802	75,167
Shopify, Inc. Class A (a)	20,396	22,407
Twilio, Inc. Class A (a)	195,251	70,179
Visa, Inc. Class A	399,664	77,235
		296,899
Materials (0.7%):
The Scotts Miracle-Gro Co.	60,288	13,348
Real Estate (0.4%):
SBA Communications Corp.	29,110	7,821
Semiconductors & Semiconductor Equipment (8.1%):
Advanced Micro Devices, Inc. (a)	117,716	10,081
Lam Research Corp.	31,161	15,080
Marvell Technology Group Ltd.	234,199	12,052
Micron Technology, Inc. (a)	318,039	24,893
NVIDIA Corp.	125,062	64,982
QUALCOMM, Inc.	170,299	26,614
STMicroelectronics NV, NYS (b)	290,943	11,623
		165,325
Software (16.2%):
Adobe, Inc. (a)	79,597	36,517
Autodesk, Inc. (a)	65,430	18,152
Cadence Design Systems, Inc. (a)	162,101	21,136
Fair Isaac Corp. (a)	24,454	11,007
Microsoft Corp.	440,828	102,255
RingCentral, Inc. Class A (a)	76,356	28,475
salesforce.com, Inc. (a)	38,917	8,778
ServiceNow, Inc. (a)	96,827	52,593

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	41,598	$10,626
The Trade Desk, Inc. Class A (a)	32,920	25,216
Workday, Inc. Class A (a)	68,374	15,557
		330,312
Technology Hardware, Storage & Peripherals (4.0%):
Apple, Inc.	627,702	82,832
Total Common Stocks (Cost $1,155,548)		2,026,864
Collateral for Securities Loaned^ (0.3%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	2,257,240	2,257
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	3,904,261	3,905
Total Collateral for Securities Loaned (Cost $6,162)		6,162
Total Investments (Cost $1,161,710) — 99.4%		2,033,026
Other assets in excess of liabilities — 0.6%		12,388
NET ASSETS — 100.00%		$2,045,414

At January 31, 2021 the Fund's investments in foreign securities were 7.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2021.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Aggressive Growth Fund
Assets:
Investments, at value (Cost $1,161,710)	$2,033,026	(a)
Cash and cash equivalents	16,016
Receivables:
Interest and dividends	176
Capital shares issued	1,640
Investments sold	33,000
From Adviser	1
Prepaid expenses	31
Total assets	2,083,890
Liabilities:
Payables:
Collateral received on loaned securities	6,162
Investments purchased	28,605
Capital shares redeemed	2,431
Accrued expenses and other payables:
Investment advisory fees	670
Administration fees	267
Custodian fees	10
Transfer agent fees	277
Compliance fees	1
Other accrued expenses	53
Total liabilities	38,476
Net Assets:
Capital	1,110,773
Total accumulated earnings/(loss)	934,641
Net assets	$2,045,414
Net Assets
Fund Shares	$2,031,382
Institutional Shares	14,032
Total	$2,045,414
Shares (unlimited number of shares authorized with no par value):
Fund Shares	38,895
Institutional Shares	264
Total	39,159
Net asset value, offering and redemption price per share: (b)
Fund Shares	$52.23
Institutional Shares	$53.13

(a)  Includes $5,975 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Aggressive Growth Fund
Investment Income:
Dividends	$4,040
Interest	6
Securities lending (net of fees)	8
Total income	4,054
Expenses:
Investment advisory fees	3,868
Administration fees — Fund Shares	1,500
Administration fees — Institutional Shares	7
Sub-Administration fees	20
Custodian fees	43
Transfer agent fees — Fund Shares	830
Transfer agent fees — Institutional Shares	7
Trustees' fees	26
Compliance fees	6
Legal and audit fees	46
State registration and filing fees	29
Other expenses	55
Total expenses	6,437
Expenses waived/reimbursed by Adviser	(5)
Net expenses	6,432
Net Investment Income (Loss)	(2,378)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	116,767
Net change in unrealized appreciation/depreciation on investment securities	138,714
Net realized/unrealized gains (losses) on investments	255,481
Change in net assets resulting from operations	$253,103

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Aggressive Growth Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$(2,378)	$(2,668)
Net realized gains (losses) from investments	116,767	(42,542)
Net change in unrealized appreciation/depreciation on investments	138,714	440,177
Change in net assets resulting from operations	253,103	394,967
Distributions to Shareholders:
Fund Shares	(3,755)	(273,925)
Institutional Shares	(25)	(2,048)
Change in net assets resulting from distributions to shareholders	(3,780)	(275,973)
Change in net assets resulting from capital transactions	(77,478)	118,415
Change in net assets	171,845	237,409
Net Assets:
Beginning of period	1,873,569	1,636,160
End of period	$2,045,414	$1,873,569
Capital Transactions:
Fund Shares
Proceeds from shares issued	$76,480	$115,595
Distributions reinvested	3,705	270,045
Cost of shares redeemed	(157,912)	(267,501)
Total Fund Shares	$(77,727)	$118,139
Institutional Shares
Proceeds from shares issued	$3,903	$3,528
Distributions reinvested	24	2,005
Cost of shares redeemed	(3,678)	(5,257)
Total Institutional Shares	$249	$276
Change in net assets resulting from capital transactions	$(77,478)	$118,415
Share Transactions:
Fund Shares
Issued	1,503	2,965
Reinvested	70	7,237
Redeemed	(3,127)	(6,745)
Total Fund Shares	(1,554)	3,457
Institutional Shares
Issued	77	85
Reinvested	— (a)	53
Redeemed	(75)	(142)
Total Institutional Shares	2	(4)
Change in Shares	(1,552)	3,453

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

8

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9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Aggressive Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$46.02	(0.06	)(d)	6.37	6.31	—	(0.10)
Year Ended July 31, 2020	$43.91	(0.07	)(d)	9.82	9.75	(0.04)	(7.60)
Year Ended July 31, 2019	$48.92	0.13		1.72	1.85	(0.08)	(6.78)
Year Ended July 31, 2018	$43.96	0.19		8.79	8.98	(0.19)	(3.83)
Year Ended July 31, 2017	$40.02	0.36		6.30	6.66	(0.33)	(2.39)
Year Ended July 31, 2016	$42.55	0.33		(0.20)	0.13	(0.33)	(2.33)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$46.82	(0.07	)(d)	6.48	6.41	—	(0.10)
Year Ended July 31, 2020	$44.54	(0.05	)(d)	9.98	9.93	(0.05)	(7.60)
Year Ended July 31, 2019	$49.55	0.14	(d)	1.75	1.89	(0.12)	(6.78)
Year Ended July 31, 2018	$44.36	0.14	(d)	8.93	9.07	(0.05)	(3.83)
Year Ended July 31, 2017	$40.39	0.21	(d)	6.52	6.73	(0.37)	(2.39)
Year Ended July 31, 2016	$42.92	0.44		(0.24)	0.20	(0.40)	(2.33)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Aggressive Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.10)	$52.23	13.70%	0.64%		(0.24)%	0.64%		$2,031,382	24%
Year Ended July 31, 2020	(7.64)	$46.02	26.30%	0.72%		(0.17)%	0.72%		$1,861,282	64%
Year Ended July 31, 2019	(6.86)	$43.91	5.53%	0.72%		0.30%	0.72%		$1,624,319	78%
Year Ended July 31, 2018	(4.02)	$48.92	21.57%	0.75	%(e)	0.32%	0.75	%(e)	$1,592,944	57%
Year Ended July 31, 2017	(2.72)	$43.96	17.92%	0.81	%(e)	0.57%	0.81	%(e)	$1,340,385	51%
Year Ended July 31, 2016	(2.66)	$40.02	0.36%	0.85	%(e)	0.30%	0.85	%(e)	$1,208,124	70%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.10)	$53.13	13.70%	0.66%		(0.27)%	0.74%		$14,032	24%
Year Ended July 31, 2020	(7.65)	$46.82	26.33%	0.70%		(0.13)%	0.81%		$12,287	64%
Year Ended July 31, 2019	(6.90)	$44.54	5.56%	0.70%		0.32%	0.83%		$11,841	78%
Year Ended July 31, 2018	(3.88)	$49.55	21.54%	0.75	%(e)(f)	0.30%	0.94	%(e)	$11,379	57%
Year Ended July 31, 2017	(2.76)	$44.36	17.94%	0.73	%(e)	0.54%	0.73	%(e)	$5,587	51%
Year Ended July 31, 2016	(2.73)	$40.39	0.51%	0.70	%(e)	0.45%	0.70	%(e)	$136,361	70%

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Aggressive Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,026,864	$—	$—	$2,026,864
Collateral for Securities Loaned	6,162	—	—	6,162
Total	$2,033,026	$—	$—	$2,033,026

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$5,975	$—	$6,162

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$478,214	$556,887

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of each class within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance adjustments were $(367) and $(3) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.04)% and (0.04)% for Fund Shares and Institutional Shares, respectively, of average daily net assets.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.75% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$3	$13	$5	$21

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments,

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Large-Capitalization Stock Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2021.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

At July 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$38,270	$—	$38,270

9. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

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USAA Mutual Funds Trust	Supplemental Information January 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,137.00	$1,021.98	$3.45	$3.26	0.64%
Institutional Shares	1,000.00	1,137.00	1,021.88	3.56	3.36	0.66

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Aggressive Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended September 30, 2020, and was below the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's longer-term underperformance. The Board also considered management's discussion of recent changes made to the Fund and the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23418-0321

JANUARY 31, 2021

Semi Annual Report

USAA Capital Growth Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	30
Supplemental Information (Unaudited)	39
Proxy Voting and Portfolio Holdings Information	39
Expense Examples	39
Considerations of the Board in Continuing the Investment Advisory Agreement	40
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Capital Growth Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with capital appreciation.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (1.4%):
Consumer Discretionary (0.0%): (a)
Aristocrat Leisure Ltd.	14,374	$338
Energy (0.1%):
Beach Energy Ltd.	504,269	627
Financials (0.3%):
Australia & New Zealand Banking Group Ltd.	33,030	594
Macquarie Group Ltd.	14,620	1,458
		2,052
Health Care (0.2%):
CSL Ltd.	7,960	1,650
Sonic Healthcare Ltd.	14,722	385
		2,035
Materials (0.6%):
BHP Group Ltd.	104,330	3,479
Rio Tinto Ltd.	14,353	1,201
		4,680
Real Estate (0.2%):
Charter Hall Group	38,368	396
Scentre Group	608,056	1,260
Stockland	107,243	362
		2,018
		11,750
Austria (0.0%): (a)
Financials (0.0%):
Raiffeisen Bank International AG (b)	9,079	177
Belgium (0.4%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA	7,012	440
Financials (0.0%): (a)
KBC Group NV (b)	4,910	343
Health Care (0.1%):
UCB SA	5,091	527
Information Technology (0.2%):
Melexis NV	14,826	1,657
Materials (0.0%): (a)
Titan Cement International SA	21,754	381
		3,348

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Brazil (0.2%):
Consumer Discretionary (0.1%):
Petrobras Distribuidora SA	61,400	$261
Tupy SA (b)	106,400	411
		672
Financials (0.0%): (a)
Banco do Estado do Rio Grande do Sul SA Preference Shares	122,500	302
Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	127,200	324
SIMPAR SA	60,950	394
		718
Utilities (0.0%): (a)
Neoenergia SA	65,500	216
		1,908
Canada (1.5%):
Energy (0.2%):
Canacol Energy Ltd.	80,136	228
Parex Resources, Inc. (b)	73,604	1,114
		1,342
Financials (0.6%):
Manulife Financial Corp.	164,538	2,974
The Toronto-Dominion Bank	39,628	2,246
		5,220
Industrials (0.3%):
Canadian Pacific Railway Ltd.	7,657	2,573
Information Technology (0.3%):
Constellation Software, Inc.	1,724	2,100
Topicus.com, Inc. (b) (d) (e)	3,206	12
		2,112
Materials (0.1%):
Kirkland Lake Gold Ltd.	21,994	845
		12,092
Chile (0.0%): (a)
Materials (0.0%):
CAP SA	22,071	281
China (1.1%):
Communication Services (0.2%):
Tencent Holdings Ltd.	18,000	1,604
Consumer Discretionary (0.3%):
China Kepei Education Group Ltd.	382,000	269
China Meidong Auto Holdings Ltd.	236,000	794
China Yongda Automobiles Services Holdings Ltd.	239,000	334
Hisense Home Appliances Group Co. Ltd. Class A	138,800	311

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (b) (f)	110,000	$401
Minth Group Ltd.	60,000	274
Xiabuxiabu Catering Management China Holdings Co. Ltd. (f)	131,000	289
		2,672
Consumer Staples (0.0%): (a)
Chacha Food Co. Ltd. Class A	32,300	311
Financials (0.2%):
China Merchants Bank Co. Ltd. Class H	192,500	1,474
Health Care (0.0%): (a)
Amoy Diagnostics Co. Ltd. Class A	21,200	244
Industrials (0.1%):
Binjiang Service Group Co. Ltd.	118,000	223
S-Enjoy Service Group Co. Ltd.	101,000	261
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	322,600	441
		925
Information Technology (0.2%):
21vianet Group, Inc., ADR (b)	12,475	471
Chinasoft International Ltd.	302,000	365
Flat Glass Group Co. Ltd. Class H (c)	80,000	328
Weimob, Inc. (b) (f)	155,000	444
		1,608
Real Estate (0.1%):
Powerlong Real Estate Holdings Ltd.	359,000	234
Yuzhou Group Holdings Co. Ltd.	530,000	185
		419
		9,257
Denmark (0.6%):
Consumer Discretionary (0.0%): (a)
Pandora A/S	2,894	279
Consumer Staples (0.3%):
Carlsberg A/S Class B	3,982	582
Royal Unibrew A/S	16,650	1,644
		2,226
Health Care (0.1%):
Genmab A/S (b)	771	307
GN Store Nord A/S	5,568	424
		731
Industrials (0.1%):
AP Moller — Maersk A/S Class B	279	573
Utilities (0.1%):
Orsted A/S (f)	3,596	683
		4,492

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Finland (0.1%):
Industrials (0.1%):
Metso Outotec Oyj	55,039	$549
France (2.5%):
Communication Services (0.1%):
Publicis Groupe SA	8,931	462
Vivendi SA	14,347	441
		903
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	17,672	2,435
Faurecia SE (b)	22,034	1,153
LVMH Moet Hennessy Louis Vuitton SE	5,974	3,611
		7,199
Energy (0.3%):
Gaztransport Et Technigaz SA	5,880	536
TOTAL SE	49,661	2,093
		2,629
Financials (0.2%):
Amundi SA (f)	3,632	270
AXA SA	21,025	466
BNP Paribas SA (b)	10,682	512
		1,248
Health Care (0.1%):
Sanofi	4,187	394
Sartorius Stedim Biotech	1,043	436
		830
Industrials (0.3%):
Alstom SA (b)	5,374	291
Cie de Saint-Gobain (b)	10,992	546
Safran SA (b)	10,980	1,380
Teleperformance	1,176	385
		2,602
Information Technology (0.4%):
Capgemini SE	19,463	2,812
Worldline SA (b) (f)	4,636	392
		3,204
Materials (0.2%):
Arkema SA	11,028	1,220
Utilities (0.0%): (a)
Rubis SCA	4,606	209
		20,044

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (1.7%):
Communication Services (0.1%):
Deutsche Telekom AG	43,234	$769
Consumer Discretionary (0.1%):
HelloFresh SE (b) (c)	4,131	349
Volkswagen AG Preference Shares	5,354	1,012
		1,361
Financials (0.4%):
Allianz SE	13,918	3,145
Hannover Rueck SE	1,644	255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Class R	969	257
		3,657
Health Care (0.1%):
Fresenius Medical Care AG & Co. KGaA	3,645	295
Merck KGaA	2,615	435
		730
Industrials (0.1%):
Deutsche Post AG Registered Shares	14,753	728
Siemens AG Registered Shares	2,826	438
		1,166
Information Technology (0.4%):
SAP SE	20,723	2,629
TeamViewer AG (b) (c) (f)	7,185	372
		3,001
Materials (0.1%):
Covestro AG (f)	4,674	317
HeidelbergCement AG	3,538	262
		579
Real Estate (0.3%):
alstria office REIT-AG	13,922	239
LEG Immobilien AG	2,865	411
Vonovia SE	24,726	1,651
		2,301
Utilities (0.1%):
E.ON SE	53,320	564
		14,128
Greece (0.2%):
Financials (0.1%):
National Bank of Greece SA (b)	256,112	601
Industrials (0.1%):
Mytilineos SA	27,298	397

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.0%): (a)
Terna Energy SA	22,806	$389
		1,387
Hong Kong (0.8%):
Communication Services (0.1%):
iClick Interactive Asia Group Ltd., ADR (b)	29,142	413
Consumer Discretionary (0.0%): (a)
Xinyi Glass Holdings Ltd.	124,000	300
Consumer Staples (0.0%): (a)
WH Group Ltd. (f)	479,000	388
Financials (0.3%):
AIA Group Ltd.	176,000	2,122
BOC Hong Kong Holdings Ltd.	101,000	302
Guotai Junan International Holdings Ltd.	1,462,000	231
		2,655
Industrials (0.1%):
Johnson Electric Holdings Ltd.	104,000	307
Orient Overseas International Ltd. (c)	24,500	210
		517
Real Estate (0.3%):
CK Asset Holdings Ltd.	400,000	1,996
Sun Hung Kai Properties Ltd.	22,500	307
		2,303
		6,576
India (0.6%):
Consumer Discretionary (0.0%): (a)
Garware Technical Fibres Ltd.	8,727	269
Energy (0.0%): (a)
Petronet LNG Ltd.	85,296	277
Financials (0.2%):
Cholamandalam Investment and Finance Co. Ltd.	78,947	429
Federal Bank Ltd. (b)	366,403	363
LIC Housing Finance Ltd.	71,410	386
		1,178
Health Care (0.1%):
Alkem Laboratories Ltd.	6,750	278
Sequent Scientific Ltd. (b)	197,190	565
		843
Industrials (0.1%):
Ashoka Buildcon Ltd. (b)	181,362	216
Polycab India Ltd.	18,319	306
RITES Ltd.	53,740	187
		709

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Mphasis Ltd.	16,655	$348
Materials (0.1%):
APL Apollo Tubes Ltd. (b)	28,870	358
EPL Ltd.	72,009	242
JK Lakshmi Cement Ltd.	76,939	335
Mishra Dhatu Nigam Ltd. (f)	86,223	222
		1,157
Utilities (0.0%): (a)
CESC Ltd.	40,719	340
		5,121
Indonesia (0.1%):
Financials (0.1%):
PT Bank Danamon Indonesia Tbk	1,625,200	331
Industrials (0.0%): (a)
PT Buana Lintas Lautan Tbk (b)	12,197,100	320
Materials (0.0%): (a)
PT Merdeka Copper Gold Tbk (b)	1,803,000	326
		977
Ireland (1.0%):
Health Care (0.1%):
ICON PLC (b)	3,576	729
Industrials (0.5%):
DCC PLC	4,385	330
Eaton Corp. PLC	22,358	2,632
Experian PLC (c)	28,971	1,012
		3,974
Information Technology (0.4%):
Accenture PLC Class A	12,873	3,114
		7,817
Isle of Man (0.0%): (a)
Real Estate (0.0%): (a)
NEPI Rockcastle PLC	1	—	(g)
Italy (1.1%):
Energy (0.2%):
Snam SpA (c)	259,671	1,362
Financials (0.2%):
Banca Generali SpA (b)	41,836	1,297

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA	31,869	$1,649
Industrials (0.0%): (a)
Leonardo SpA	39,600	274
Utilities (0.5%):
ACEA SpA	18,356	363
Enel SpA	396,510	3,932
		4,295
		8,877
Japan (6.2%):
Communication Services (0.6%):
Capcom Co. Ltd.	26,800	1,682
Kakaku.com, Inc.	49,000	1,419
KDDI Corp.	20,200	594
Nintendo Co. Ltd.	1,200	691
Nippon Telegraph & Telephone Corp.	28,100	702
		5,088
Consumer Discretionary (1.0%):
Hikari Tsushin, Inc.	2,600	545
Nitori Holdings Co. Ltd.	1,300	258
Sony Corp.	23,200	2,221
Toyo Tire Corp.	19,600	298
Toyota Motor Corp.	70,300	4,931
		8,253
Consumer Staples (0.4%):
Kobe Bussan Co. Ltd.	19,900	551
Seven & i Holdings Co. Ltd.	8,300	317
Toyo Suisan Kaisha Ltd.	42,900	2,112
		2,980
Financials (0.7%):
JAFCO Group Co. Ltd.	19,900	1,076
Mitsubishi UFJ Financial Group, Inc.	341,300	1,542
Mizuho Financial Group, Inc.	41,420	546
Nomura Holdings, Inc.	59,400	314
ORIX Corp.	48,100	772
Sumitomo Mitsui Financial Group, Inc.	9,300	289
Sumitomo Mitsui Trust Holdings, Inc.	7,000	209
Tokio Marine Holdings, Inc.	24,700	1,214
		5,962
Health Care (0.6%):
Hoya Corp.	15,400	1,971
Ono Pharmaceutical Co. Ltd.	17,600	525
Shionogi & Co. Ltd.	37,900	2,058
		4,554

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.4%):
en-japan, Inc.	32,000	$917
Fuji Electric Co. Ltd.	25,700	1,024
ITOCHU Corp.	91,500	2,621
Mitsubishi Electric Corp.	25,900	395
Mitsui & Co. Ltd.	26,200	486
Nippon Yusen KK	59,500	1,371
Obayashi Corp.	32,800	275
OKUMA Corp.	30,500	1,831
Sanwa Holdings Corp.	141,900	1,618
Secom Co. Ltd.	4,100	372
Taisei Corp.	7,300	237
Yamato Holdings Co. Ltd.	10,700	265
		11,412
Information Technology (1.0%):
Anritsu Corp.	14,600	360
Fujitsu Ltd.	19,300	2,945
Hitachi Ltd.	10,500	433
Murata Manufacturing Co. Ltd.	8,700	836
Obic Co. Ltd.	2,300	430
Oracle Corp.	15,800	1,862
Tokyo Electron Ltd.	1,600	608
Ulvac, Inc.	21,700	981
		8,455
Materials (0.1%):
Rengo Co. Ltd.	35,300	294
Shin-Etsu Chemical Co. Ltd.	2,300	400
Tosoh Corp.	19,100	328
		1,022
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	10,900	309
Open House Co. Ltd.	8,000	322
Sumitomo Realty & Development Co. Ltd.	25,600	773
		1,404
Utilities (0.2%):
Chubu Electric Power Co., Inc.	78,500	962
Osaka Gas Co. Ltd.	18,400	340
		1,302
		50,432
Jersey (0.0%): (a)
Consumer Discretionary (0.0%): (a)
boohoo Group PLC (b)	70,177	324
Korea, Republic Of (1.0%):
Communication Services (0.0%): (a)
AfreecaTV Co. Ltd.	5,409	298
See notes to financial statements.

11

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.0%): (a)
Danawa Co. Ltd. (b)	9,672	$273
Consumer Staples (0.1%):
Cosmax, Inc. (b)	3,168	291
Newtree Co. Ltd. (b)	11,962	279
Orion Corp.	2,100	225
		795
Financials (0.1%):
DB Insurance Co. Ltd.	5,821	192
KIWOOM Securities Co. Ltd.	3,125	393
		585
Health Care (0.2%):
Classys, Inc.	19,691	276
Daewon Pharmaceutical Co. Ltd. (b)	15,557	242
Hugel, Inc. (b)	1,711	300
Huons Co. Ltd.	2,137	105
I-Sens, Inc.	8,085	181
Samjin Pharmaceutical Co. Ltd. (b)	10,638	232
		1,336
Industrials (0.3%):
CJ Corp.	3,267	275
CJ Logistics Corp. (b)	2,056	308
CS Wind Corp.	1,863	266
Hanwha Aerospace Co. Ltd. (b)	13,303	484
Jinsung T.E.C. (b)	26,909	257
Pan Ocean Co. Ltd. (b)	67,774	276
Posco International Corp.	18,756	277
		2,143
Information Technology (0.2%):
Hana Materials, Inc.	9,284	224
Silicon Works Co. Ltd.	5,345	324
TES Co. Ltd.	14,764	379
WONIK IPS Co. Ltd. (b)	8,267	352
		1,279
Materials (0.1%):
Hansol Chemical Co. Ltd.	2,827	485
SK Materials Co. Ltd.	1,427	393
Soulbrain Holdings Co. Ltd.	9,801	385
		1,263
		7,972
Luxembourg (0.1%):
Health Care (0.0%): (a)
Eurofins Scientific SE (b)	3,700	355

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
ArcelorMittal SA (b)	14,659	$321
Ternium SA, ADR (b)	13,256	351
		672
		1,027
Malaysia (0.1%):
Financials (0.1%):
Hong Leong Financial Group Bhd	85,000	343
Industrials (0.0%): (a)
MMC Corp. Bhd	1,495,100	285
		628
Mexico (0.2%):
Financials (0.0%): (a)
Banco del Bajio SA (b) (f)	302,479	365
Industrials (0.1%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (b)	23,765	268
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b) (c)	6,396	298
Grupo Traxion SAB de CV (b) (f)	345,548	331
		897
Real Estate (0.1%):
Concentradora Fibra Danhos SA de CV	307,991	368
		1,630
Netherlands (1.9%):
Communication Services (0.2%):
Koninklijke KPN NV	537,587	1,679
Consumer Discretionary (0.1%):
Prosus NV	6,677	780
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	27,395	786
Financials (0.3%):
ING Groep NV (b)	195,891	1,741
NN Group NV	9,767	407
		2,148
Health Care (0.0%): (a)
QIAGEN NV (b)	5,503	299
Industrials (0.2%):
Wolters Kluwer NV	17,721	1,472
Information Technology (0.3%):
ASM International NV	6,380	1,634
ASML Holding NV	828	442
STMicroelectronics NV	18,655	748
		2,824

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Akzo Nobel NV	2,712	$276
LyondellBasell Industries NV Class A	58,958	5,056
		5,332
		15,320
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	55,081	1,365
		1,365
Norway (0.3%):
Energy (0.1%):
Aker BP ASA	24,935	620
Financials (0.2%):
SpareBank 1 SMN	131,559	1,533
		2,153
Philippines (0.1%):
Financials (0.1%):
Metropolitan Bank & Trust Co.	400,030	374
Real Estate (0.0%): (a)
Filinvest Land, Inc.	12,846,000	296
		670
Poland (0.1%):
Financials (0.1%):
Bank Polska Kasa Opieki SA (b)	18,795	320
Industrials (0.0%): (a)
Famur SA (b)	418,053	289
		609
Portugal (0.1%):
Communication Services (0.0%): (a)
NOS SGPS SA	42,446	146
Energy (0.1%):
Galp Energia SGPS SA	30,962	311
		457
Russian Federation (0.0%): (a)
Consumer Discretionary (0.0%): (a)
Detsky Mir PJSC (f)	168,020	317
Singapore (0.2%):
Consumer Discretionary (0.0%): (a)
Genting Singapore Ltd.	482,000	309
Consumer Staples (0.1%):
Wilmar International Ltd.	92,000	364

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.1%):
DBS Group Holdings Ltd.	22,700	$428
Singapore Exchange Ltd.	58,500	435
		863
Real Estate (0.0%): (a)
Ascendas India Trust	278,800	315
		1,851
South Africa (0.1%):
Consumer Discretionary (0.0%): (a)
Mr Price Group Ltd.	24,886	283
Financials (0.0%): (a)
Transaction Capital Ltd. (b)	204,447	324
Materials (0.1%):
Impala Platinum Holdings Ltd.	34,720	470
		1,077
Spain (0.4%):
Communication Services (0.2%):
Telefonica SA	413,709	1,785
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	18,298	570
Utilities (0.1%):
EDP Renovaveis SA	22,660	621
		2,976
Sweden (0.8%):
Consumer Staples (0.1%):
Swedish Match AB	7,235	558
Financials (0.0%): (a)
Skandinaviska Enskilda Banken AB Class A (b)	36,870	402
Industrials (0.5%):
Atlas Copco AB Class B	65,439	3,065
Sandvik AB (b)	15,138	377
SKF AB B Shares	17,631	483
Volvo AB Class B	23,152	571
		4,496
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	35,257	444
Materials (0.1%):
Boliden AB	13,847	454
Real Estate (0.0%): (a)
Fastighets AB Balder Class B (b)	5,345	267
		6,621

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Switzerland (3.9%):
Consumer Staples (1.1%):
Coca-Cola HBC AG	47,698	$1,408
Nestle SA Registered Shares	65,024	7,291
		8,699
Financials (0.8%):
Cembra Money Bank AG	11,903	1,293
Julius Baer Group Ltd.	8,216	497
Partners Group Holding AG	1,572	1,857
Swiss Life Holding AG	2,239	1,021
UBS Group AG	142,645	2,057
		6,725
Health Care (1.5%):
Lonza Group AG Registered Shares	827	528
Novartis AG Registered Shares	59,093	5,352
Roche Holding AG	17,110	5,907
		11,787
Industrials (0.3%):
Adecco Group AG	43,930	2,745
Information Technology (0.1%):
Logitech International SA Class R	9,396	976
Materials (0.1%):
LafargeHolcim Ltd.	7,691	416
		31,348
Taiwan (0.8%):
Consumer Discretionary (0.1%):
Makalot Industrial Co. Ltd.	49,000	328
Topkey Corp.	60,000	301
		629
Financials (0.0%): (a)
Chailease Holding Co. Ltd.	18,100	100
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	116,000	290
Sunonwealth Electric Machine Industry Co. Ltd.	169,000	315
Yang Ming Marine Transport Corp. (b)	328,000	231
		836
Information Technology (0.5%):
A-DATA Technology Co. Ltd.	121,000	298
Chipbond Technology Corp.	144,000	354
Ennoconn Corp.	21,966	203
FLEXium Interconnect, Inc.	107,000	453
Foxsemicon Integrated Technology, Inc.	56,000	430
General Interface Solution Holding Ltd.	66,000	265

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lelon Electronics Corp.	185,000	$448
Lotes Co. Ltd.	17,000	314
Parade Technologies Ltd.	9,000	386
Phison Electronics Corp.	22,000	296
Powertech Technology, Inc.	69,000	239
Sigurd Microelectronics Corp.	206,000	358
Tripod Technology Corp.	80,000	366
Zhen Ding Technology Holding Ltd.	57,000	231
		4,641
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd.	129,000	261
Tung Ho Steel Enterprise Corp.	323,000	362
		623
		6,829
Thailand (0.1%):
Consumer Staples (0.0%): (a)
Carabao Group PCL	74,800	362
Real Estate (0.1%):
AP Thailand PCL	1,590,000	384
		746
Turkey (0.1%):
Consumer Staples (0.0%): (a)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	99,852	338
Financials (0.1%):
AvivaSA Emeklilik ve Hayat A/S	184,320	489
		827
United Kingdom (4.3%):
Communication Services (0.2%):
ITV PLC (b)	1,152,389	1,665
Consumer Discretionary (0.4%):
Barratt Developments PLC (b)	48,096	419
Next PLC (b)	17,348	1,831
Stellantis NV	43,413	660
		2,910
Consumer Staples (0.9%):
British American Tobacco PLC	14,358	522
Diageo PLC	52,583	2,111
Imperial Brands PLC	76,843	1,542
Tate & Lyle PLC	40,753	384
Tesco PLC	241,904	791
Unilever PLC	27,836	1,621
		6,971

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.5%):
BP PLC	518,219	$1,925
Cairn Energy PLC (b)	125,070	309
Royal Dutch Shell PLC Class A	123,668	2,288
		4,522
Financials (1.0%):
3i Group PLC	46,688	708
Aon PLC Class A	12,516	2,542
Barclays PLC	194,169	354
Close Brothers Group PLC	85,848	1,654
HSBC Holdings PLC	163,321	855
Legal & General Group PLC	572,693	1,904
Standard Chartered PLC	54,599	330
		8,347
Health Care (0.2%):
AstraZeneca PLC	3,398	347
Hikma Pharmaceuticals PLC	16,272	534
Smith & Nephew PLC	45,944	967
		1,848
Industrials (0.2%):
Ashtead Group PLC	14,048	705
BAE Systems PLC	92,964	586
		1,291
Materials (0.9%):
Anglo American PLC	34,527	1,136
Evraz PLC	315,863	2,159
Rio Tinto PLC	52,338	3,970
		7,265
		34,819
United States (64.9%):
Communication Services (5.0%):
Activision Blizzard, Inc.	34,179	3,110
Alphabet, Inc. Class C (b)	4,445	8,160
AT&T, Inc.	119,743	3,428
Charter Communications, Inc. Class A (b)	4,301	2,613
Comcast Corp. Class A	72,083	3,573
Facebook, Inc. Class A (b)	20,966	5,416
Match Group, Inc. (b)	19,026	2,661
Sirius XM Holdings, Inc. (c)	369,079	2,311
T-Mobile U.S., Inc. (b)	20,680	2,607
Verizon Communications, Inc.	60,897	3,334
Zillow Group, Inc. Class C (b)	22,724	2,965
		40,178
Consumer Discretionary (6.7%):
Amazon.com, Inc. (b)	2,943	9,436
AutoZone, Inc. (b)	2,153	2,408

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc. (b)	1,350	$2,625
Dollar General Corp.	12,161	2,367
Domino's Pizza, Inc.	6,196	2,297
eBay, Inc.	52,792	2,983
Ford Motor Co. (b)	289,642	3,050
General Motors Co.	62,658	3,175
Lennar Corp. Class A	32,532	2,705
Lowe's Cos., Inc.	19,784	3,301
O'Reilly Automotive, Inc. (b)	5,452	2,320
Peloton Interactive, Inc. Class A (b)	22,599	3,302
Tesla, Inc. (b)	8,582	6,810
The Home Depot, Inc.	28,144	7,622
		54,401
Consumer Staples (3.8%):
Altria Group, Inc.	68,249	2,804
Colgate-Palmolive Co.	31,327	2,444
Kimberly-Clark Corp.	18,078	2,388
Monster Beverage Corp. (b)	28,932	2,512
Philip Morris International, Inc.	76,001	6,053
The Clorox Co.	23,602	4,944
The Kroger Co.	75,027	2,588
The Procter & Gamble Co.	29,074	3,728
Walgreens Boots Alliance, Inc.	65,180	3,275
		30,736
Energy (2.0%):
Cabot Oil & Gas Corp.	135,841	2,490
Chevron Corp.	38,181	3,253
ConocoPhillips	130,371	5,219
Halliburton Co.	148,474	2,618
Phillips 66	41,125	2,788
		16,368
Financials (8.1%):
AGNC Investment Corp.	8,993	140
Annaly Capital Management, Inc.	23,060	187
Berkshire Hathaway, Inc. Class B (b)	17,520	3,992
Brown & Brown, Inc.	49,553	2,135
Capital One Financial Corp.	29,956	3,123
First Republic Bank	17,863	2,590
KeyCorp	151,629	2,557
MarketAxess Holdings, Inc.	4,622	2,499
Marsh & McLennan Cos., Inc.	22,758	2,501
MetLife, Inc.	55,830	2,688
Moody's Corp.	9,149	2,436
Morgan Stanley	47,162	3,162
MSCI, Inc.	12,207	4,826
Prudential Financial, Inc.	33,338	2,610
S&P Global, Inc.	16,042	5,085
State Street Corp.	35,850	2,510

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SVB Financial Group (b)	13,550	$5,932
T. Rowe Price Group, Inc.	17,514	2,741
The Allstate Corp.	24,431	2,619
The Goldman Sachs Group, Inc.	12,240	3,319
The Progressive Corp.	54,569	4,758
Wells Fargo & Co.	113,467	3,390
		65,800
Health Care (11.3%):
AbbVie, Inc.	33,329	3,415
Amgen, Inc.	26,711	6,449
Anthem, Inc.	8,772	2,605
Biogen, Inc. (b)	21,202	5,992
Bio-Rad Laboratories, Inc. Class A (b)	4,044	2,320
Bristol-Myers Squibb Co.	49,758	3,057
Cerner Corp.	33,020	2,645
Cigna Corp.	13,222	2,870
CVS Health Corp.	42,465	3,043
Danaher Corp.	13,476	3,205
DexCom, Inc. (b)	7,376	2,765
Eli Lilly & Co.	20,751	4,316
Gilead Sciences, Inc.	45,613	2,992
HCA Healthcare, Inc.	16,984	2,760
IDEXX Laboratories, Inc. (b)	5,588	2,675
Johnson & Johnson	59,061	9,635
Merck & Co., Inc.	41,719	3,215
Mettler-Toledo International, Inc. (b)	2,139	2,499
Pfizer, Inc.	94,273	3,384
ResMed, Inc.	11,495	2,317
Thermo Fisher Scientific, Inc.	7,062	3,599
UnitedHealth Group, Inc.	23,604	7,874
Veeva Systems, Inc. Class A (b)	9,253	2,558
Waters Corp. (b)	10,561	2,795
West Pharmaceutical Services, Inc.	8,442	2,528
		91,513
Industrials (5.4%):
3M Co.	33,120	5,818
Bizlink Holding, Inc.	38,000	419
Carrier Global Corp.	61,646	2,373
CSX Corp.	29,869	2,561
Cummins, Inc.	10,910	2,558
Equifax, Inc.	13,716	2,429
FedEx Corp.	9,292	2,187
Fortune Brands Home & Security, Inc.	27,683	2,388
General Dynamics Corp.	16,747	2,456
Illinois Tool Works, Inc.	12,757	2,478
Lockheed Martin Corp.	7,394	2,380
Northrop Grumman Corp.	8,467	2,427
Old Dominion Freight Line, Inc.	11,536	2,238
Otis Worldwide Corp.	36,666	2,370

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	9,914	$2,464
Rollins, Inc.	59,939	2,159
Verisk Analytics, Inc.	11,927	2,189
W.W. Grainger, Inc.	5,752	2,096
		43,990
Information Technology (17.4%):
Adobe, Inc. (b)	14,991	6,877
Apple, Inc.	328,934	43,406
Applied Materials, Inc.	35,775	3,459
Broadcom, Inc.	8,206	3,697
Cadence Design Systems, Inc. (b)	21,780	2,840
CDW Corp.	17,689	2,329
Cisco Systems, Inc.	79,149	3,528
Cognizant Technology Solutions Corp. Class A	34,535	2,692
Coupa Software, Inc. (b)	7,902	2,449
DocuSign, Inc. (b)	11,546	2,689
HP, Inc.	242,205	5,895
Intel Corp.	74,361	4,128
International Business Machines Corp.	24,947	2,971
Intuit, Inc.	7,818	2,824
Lam Research Corp.	12,200	5,904
Mastercard, Inc. Class A	11,637	3,681
Micron Technology, Inc. (b)	44,610	3,492
Microsoft Corp.	48,351	11,216
NVIDIA Corp.	14,928	7,756
Oracle Corp.	52,790	3,190
Square, Inc. Class A (b)	14,268	3,081
Texas Instruments, Inc.	19,657	3,257
The Trade Desk, Inc. Class A (b)	3,140	2,405
VeriSign, Inc. (b)	12,395	2,406
VMware, Inc. Class A (b) (c)	16,555	2,282
Zoom Video Communications, Inc. Class A (b)	6,331	2,356
		140,810
Materials (1.2%):
Air Products & Chemicals, Inc.	9,655	2,576
Ball Corp.	25,237	2,221
Newmont Corp.	40,818	2,433
The Sherwin-Williams Co.	3,610	2,497
		9,727
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc.	2,033	340
American Tower Corp.	7,133	1,622
AvalonBay Communities, Inc.	2,249	368
Boston Properties, Inc.	2,359	215
Camden Property Trust	1,568	160
CBRE Group, Inc. Class A (b)	5,359	327
Crown Castle International Corp.	6,757	1,076
Digital Realty Trust, Inc.	4,324	622

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Duke Realty Corp.	5,923	$234
Equinix, Inc.	1,431	1,059
Equity LifeStyle Properties, Inc.	2,781	169
Equity Residential	5,934	366
Essex Property Trust, Inc.	1,043	250
Extra Space Storage, Inc.	2,073	236
Federal Realty Investment Trust	1,160	102
Healthpeak Properties, Inc.	8,613	255
Host Hotels & Resorts, Inc.	11,254	153
Invitation Homes, Inc.	8,808	260
Iron Mountain, Inc.	4,613	155
Jones Lang LaSalle, Inc. (b)	830	121
Medical Properties Trust, Inc.	8,458	179
Mid-America Apartment Communities, Inc.	1,841	244
National Retail Properties, Inc.	2,744	107
Omega Healthcare Investors, Inc.	3,657	132
Prologis, Inc.	11,933	1,232
Public Storage	2,538	578
Realty Income Corp.	5,546	328
Regency Centers Corp.	2,733	129
SBA Communications Corp.	1,807	486
Simon Property Group, Inc.	4,925	458
Sun Communities, Inc.	1,589	227
UDR, Inc.	4,710	181
Ventas, Inc.	5,995	276
VEREIT, Inc.	3,439	121
VICI Properties, Inc.	7,533	190
Vornado Realty Trust	2,617	104
W.P. Carey, Inc.	2,782	185
Welltower, Inc.	6,691	405
Weyerhaeuser Co.	11,974	373
		14,025
Utilities (2.3%):
Duke Energy Corp.	29,738	2,795
Eversource Energy	26,987	2,361
Exelon Corp.	60,605	2,519
NextEra Energy, Inc.	40,094	3,242
NRG Energy, Inc.	74,426	3,082
The AES Corp.	111,399	2,717
WEC Energy Group, Inc.	25,001	2,223
		18,939
		526,487
Total Common Stocks (Cost $636,545)		805,266
Rights (0.0%)
Korea, Republic Of (0.0%):
Industrials (0.0%):
CS Wind Corp. Expires 02/01/21 (b) (h)	409	—

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spain (0.0%): (a)
Industrials (0.0%): (a)
ACS Actividades de Construccion y Servicios SA Expires 02/08/21 (b)	18,654	$9
Taiwan (0.0%): (a)
Consumer Discretionary (0.0%): (a)
Makalot Industrial Co. Ltd. Expires 03/12/21 (b) (d) (h)	3,675	7
Total Rights (Cost $11)		16
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF	19,056	1,307
Total Exchange-Traded Funds (Cost $1,338)		1,307
Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (i)	1,340,381	1,340
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (i)	938,783	939
HSBC U.S. Government Money Market Fund I Shares, 0.03% (i)	4,494,042	4,494
Total Collateral for Securities Loaned (Cost $6,773)		6,773
Total Investments (Cost $644,667) — 100.2%		813,362
Liabilities in excess of other assets — (0.2)%		(1,660)
NET ASSETS — 100.00%		$811,702

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were less than 0.05% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $4,791 (thousands) and amounted to 0.6% of net assets.

(g)  Rounds to less than $1 thousand.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of January 31, 2021. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

(i)  Rate disclosed is the daily yield on January 31, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Capital Growth Fund
Assets:
Investments, at value (Cost $644,667)	$813,362	(a)
Foreign currency, at value (Cost $1,366)	1,367
Cash and cash equivalents	2,462
Receivables:
Interest and dividends	649
Capital shares issued	308
Investments sold	2,235
Reclaims	643
Prepaid expenses	23
Total assets	821,049
Liabilities:
Payables:
Collateral received on loaned securities	6,773
Investments purchased	713
Capital shares redeemed	850
Accrued foreign capital gains taxes	106
Accrued expenses and other payables:
Investment advisory fees	506
Administration fees	106
Custodian fees	38
Transfer agent fees	209
Compliance fees	—	(b)
Other accrued expenses	46
Total liabilities	9,347
Net Assets:
Capital	628,695
Total accumulated earnings/(loss)	183,007
Net assets	$811,702
Net Assets
Fund Shares	$804,771
Institutional Shares	6,931
Total	$811,702
Shares (unlimited number of shares authorized with no par value):
Fund Shares	68,719
Institutional Shares	588
Total	69,307
Net asset value, offering and redemption price per share: (c)
Fund Shares	$11.71
Institutional Shares	$11.79

(a)  Includes $6,365 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Capital Growth Fund
Investment Income:
Dividends	$7,581
Interest	— (a)
Securities lending (net of fees)	18
Foreign tax withholding	(314)
Total income	7,285
Expenses:
Investment advisory fees	2,785
Administration fees — Fund Shares	592
Administration fees — Institutional Shares	4
Sub-Administration fees	37
Custodian fees	102
Transfer agent fees — Fund Shares	618
Transfer agent fees — Institutional Shares	4
Trustees' fees	26
Compliance fees	3
Legal and audit fees	53
State registration and filing fees	21
Other expenses	43
Total expenses	4,288
Expenses waived/reimbursed by Adviser	(16)
Net expenses	4,272
Net Investment Income (Loss)	3,013
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	32,165
Foreign taxes on realized gains	(1)
Net change in unrealized appreciation/depreciation on investment securities	66,959
Net change in accrued foreign taxes on unrealized gains	(106)
Net realized/unrealized gains (losses) on investments	99,017
Change in net assets resulting from operations	$102,030

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Capital Growth Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,013	$11,045
Net realized gains (losses) from investments	32,164	26,105
Net change in unrealized appreciation/depreciation on investments	66,853	(19,968)
Change in net assets resulting from operations	102,030	17,182
Distributions to Shareholders:
Fund Shares	(24,841)	(72,350)
Institutional Shares	(206)	(6,085)
Change in net assets resulting from distributions to shareholders	(25,047)	(78,435)
Change in net assets resulting from capital transactions	(31,942)	(108,841)
Change in net assets	45,041	(170,094)
Net Assets:
Beginning of period	766,661	936,755
End of period	$811,702	$766,661
Capital Transactions:
Fund Shares
Proceeds from shares issued	$22,515	$35,630
Distributions reinvested	24,634	71,922
Cost of shares redeemed	(73,564)	(118,356)
Total Fund Shares	$(26,415)	$(10,804)
Institutional Shares
Proceeds from shares issued	$299	$750
Distributions reinvested	32	5,585
Cost of shares redeemed	(5,858)	(104,372)
Total Institutional Shares	$(5,527)	$(98,037)
Change in net assets resulting from capital transactions	$(31,942)	$(108,841)
Share Transactions:
Fund Shares
Issued	1,948	3,485
Reinvested	2,105	6,484
Redeemed	(6,452)	(11,563)
Total Fund Shares	(2,399)	(1,594)
Institutional Shares
Issued	26	73
Reinvested	3	502
Redeemed	(525)	(9,183)
Total Institutional Shares	(496)	(8,608)
Change in Shares	(2,895)	(10,202)

See notes to financial statements.

27

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Capital Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$10.62	0.04	(d)	1.42	1.46	(0.13)	(0.24)
Year Ended July 31, 2020	$11.36	0.14	(d)	0.13	0.27	(0.17)	(0.84)
Year Ended July 31, 2019	$12.63	0.16		(0.48)	(0.32)	(0.17)	(0.78)
Year Ended July 31, 2018	$11.67	0.15		1.21	1.36	(0.12)	(0.28)
Year Ended July 31, 2017	$9.97	0.14		1.71	1.85	(0.15)	—
Year Ended July 31, 2016	$10.16	0.13		(0.21)	(0.08)	(0.11)	—
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$10.66	0.06	(d)	1.43	1.49	(0.12)	(0.24)
Year Ended July 31, 2020	$11.39	0.14	(d)	0.14	0.28	(0.17)	(0.84)
Year Ended July 31, 2019	$12.66	0.23	(d)	(0.55)	(0.32)	(0.17)	(0.78)
Year Ended July 31, 2018	$11.70	0.17		1.20	1.37	(0.13)	(0.28)
Year Ended July 31, 2017	$9.98	0.15		1.71	1.86	(0.14)	—
August 7, 2015 (h) through July 31, 2016	$10.20	0.14		(0.24)	(0.10)	(0.12)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects overall increase in purchases and sales of securities.

(g)  Reflects overall decrease in purchases and sales of securities.

(h)  Commencement of operations.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Capital Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.37)	$11.71	13.71%	1.07%	0.75%	1.07%	$804,771	31%
Year Ended July 31, 2020	(1.01)	$10.62	2.14%	1.12%	1.35%	1.13%	$755,102	152	%(e)
Year Ended July 31, 2019	(0.95)	$11.36	(1.82)%	1.13%	1.43%	1.13%	$826,325	54	%(f)
Year Ended July 31, 2018	(0.40)	$12.63	11.76%	1.15%	1.25%	1.15%	$902,670	22	%(g)
Year Ended July 31, 2017	(0.15)	$11.67	18.75%	1.21%	1.27%	1.21%	$836,515	55	%(f)
Year Ended July 31, 2016	(0.11)	$9.97	(0.76)%	1.24%	1.39%	1.24%	$721,357	24%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.36)	$11.79	13.93%	0.81%	1.08%	0.90%	$6,931	31%
Year Ended July 31, 2020	(1.01)	$10.66	2.20%	1.01%	1.31%	1.01%	$11,559	152	%(e)
Year Ended July 31, 2019	(0.95)	$11.39	(1.77)%	1.03%	2.04%	1.03%	$110,430	54	%(f)
Year Ended July 31, 2018	(0.41)	$12.66	11.84%	1.10%	1.38%	1.21%	$7,961	22	%(g)
Year Ended July 31, 2017	(0.14)	$11.70	18.79%	1.10%	1.38%	1.47%	$5,762	55	%(f)
August 7, 2015 (h) through July 31, 2016	(0.12)	$9.98	(0.99)%	1.10%	1.57%	1.48%	$4,891	24%

See notes to financial statements.

29

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Capital Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$557,654	$247,600	$12	$805,266
Rights	9	7	—	16
Exchange-Traded Funds	1,307	—	—	1,307
Collateral for Securities Loaned	6,773	—	—	6,773
Total	$565,743	$247,607	$12	$813,362

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,365	$—	$6,773

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$240,066	$293,672

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of each class within the Lipper Global Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(195) and $(12) for Fund Shares and Institutional Shares, respectively, in thousands. Performance adjustments were (0.05)% and (0.29)% for Fund Shares and Institutional Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of average daily net assets of the Institutional Shares, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 1.12% and 1.10% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2023	Expires July 31, 2024	Total
$133	$16	$149

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

38

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,137.10	$1,019.81	$5.76	$5.45	1.07%
Institutional Shares	1,000.00	1,139.30	1,021.12	4.37	4.13	0.81%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
39

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Capital Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments.

40

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and equal to the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

41

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

42

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

36843-0321

JANUARY 31, 2021

Semi Annual Report

USAA Growth & Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	18
Supplemental Information (Unaudited)	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Considerations of the Board in Continuing the Investment Advisory Agreement	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Growth & Income Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with capital growth with a secondary investment objective of current income.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (9.5%):
Activision Blizzard, Inc.	264,432	$24,063
Alphabet, Inc. Class C (a)	27,682	50,817
Comcast Corp. Class A	192,376	9,537
Facebook, Inc. Class A (a)	142,785	36,886
Netflix, Inc. (a)	10,085	5,369
Omnicom Group, Inc.	146,158	9,117
Sirius XM Holdings, Inc. (b)	956,296	5,986
Twitter, Inc. (a)	438,459	22,155
Verizon Communications, Inc.	363,069	19,878
World Wrestling Entertainment, Inc. Class A	22,954	1,293
		185,101
Communications Equipment (1.4%):
Cisco Systems, Inc.	322,235	14,366
Juniper Networks, Inc.	61,228	1,495
Palo Alto Networks, Inc. (a)	29,723	10,425
		26,286
Consumer Discretionary (12.6%):
Amazon.com, Inc. (a)	22,158	71,043
Best Buy Co., Inc.	88,989	9,684
Booking Holdings, Inc. (a)	2,905	5,648
Chipotle Mexican Grill, Inc. (a)	10,171	15,053
Dollar General Corp.	63,040	12,269
eBay, Inc.	28,663	1,620
Genuine Parts Co.	26,484	2,486
H&R Block, Inc.	46,721	805
Lowe's Cos., Inc.	34,043	5,680
NIKE, Inc. Class B	168,971	22,573
Pool Corp.	4,803	1,701
Target Corp.	122,177	22,134
Tesla, Inc. (a)	32,945	26,143
The Home Depot, Inc.	106,645	28,882
The TJX Cos., Inc.	219,130	14,033
Whirlpool Corp.	9,117	1,687
		241,441
Consumer Staples (5.2%):
Campbell Soup Co.	30,705	1,477
Colgate-Palmolive Co.	101,550	7,921
Constellation Brands, Inc. Class A	69,479	14,655
Costco Wholesale Corp.	17,043	6,006
General Mills, Inc.	94,122	5,469
Ingredion, Inc.	28,180	2,127
Kimberly-Clark Corp.	49,258	6,507
Philip Morris International, Inc.	122,313	9,742
Sysco Corp.	63,806	4,563
The Boston Beer Co., Inc. Class A (a)	16,712	15,323
The Hershey Co.	29,875	4,345

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	21,803	$2,538
The Kroger Co.	56,911	1,963
The Procter & Gamble Co.	71,510	9,168
Tyson Foods, Inc. Class A	77,071	4,956
Walmart, Inc.	14,076	1,978
		98,738
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	80,013	9,992
Energy (1.5%):
Cabot Oil & Gas Corp.	190,178	3,486
Chevron Corp.	35,396	3,016
ConocoPhillips	159,763	6,395
EOG Resources, Inc.	146,916	7,487
Halliburton Co.	63,222	1,115
Phillips 66	96,117	6,517
		28,016
Financials (8.9%):
Aflac, Inc.	73,315	3,312
American Financial Group, Inc.	30,955	2,914
Ameriprise Financial, Inc.	21,803	4,314
Annaly Capital Management, Inc.	443,505	3,601
Bank of America Corp.	490,749	14,551
BlackRock, Inc.	6,069	4,256
Brown & Brown, Inc.	23,680	1,020
Capital One Financial Corp.	29,264	3,051
Citizens Financial Group, Inc.	34,597	1,261
Commerce Bancshares, Inc.	7,104	475
Everest Re Group Ltd.	8,158	1,722
FactSet Research Systems, Inc.	12,443	3,762
Fidelity National Financial, Inc.	73,160	2,656
Fifth Third Bancorp	132,984	3,847
First Republic Bank	13,872	2,011
Huntington Bancshares, Inc.	479,389	6,340
Intercontinental Exchange, Inc.	23,257	2,566
JPMorgan Chase & Co.	155,881	20,057
KeyCorp	514,559	8,675
M&T Bank Corp.	15,412	2,042
Marsh & McLennan Cos., Inc.	23,185	2,548
MetLife, Inc.	52,015	2,505
Moody's Corp.	5,588	1,488
MSCI, Inc.	5,386	2,129
Nasdaq, Inc.	25,998	3,517
Prudential Financial, Inc.	17,935	1,404
Regions Financial Corp.	300,518	5,112
RenaissanceRe Holdings Ltd.	22,140	3,331
S&P Global, Inc.	28,818	9,136
SEI Investments Co.	11,678	617
State Street Corp.	46,411	3,249
T. Rowe Price Group, Inc.	42,046	6,579
The Allstate Corp.	93,176	9,987

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Hanover Insurance Group, Inc.	18,949	$2,131
The Hartford Financial Services Group, Inc.	68,531	3,291
The PNC Financial Services Group, Inc.	43,149	6,193
The Progressive Corp.	69,075	6,023
The Travelers Cos., Inc.	16,707	2,277
Western Alliance Bancorp	21,094	1,438
Zions Bancorp NA	85,436	3,771
		169,159
Health Care (13.5%):
Align Technology, Inc. (a)	28,162	14,796
AmerisourceBergen Corp.	22,731	2,369
Amgen, Inc.	37,288	9,002
Anthem, Inc.	4,919	1,461
Ascendis Pharma A/S, ADR (a)	47,291	7,101
bluebird bio, Inc. (a)	118,249	5,268
Bristol-Myers Squibb Co.	100,868	6,196
Cardinal Health, Inc.	66,179	3,556
Cerner Corp.	32,361	2,592
Charles River Laboratories International, Inc. (a)	64,054	16,593
Chemed Corp.	2,476	1,282
Cigna Corp.	17,370	3,770
CVS Health Corp.	11,419	818
Danaher Corp.	10,377	2,468
DexCom, Inc. (a)	22,115	8,290
Eli Lilly & Co.	34,641	7,204
Exact Sciences Corp. (a)	59,701	8,189
Fate Therapeutics, Inc. (a)	85,631	7,761
Gilead Sciences, Inc.	47,462	3,114
Johnson & Johnson	124,456	20,304
Masimo Corp. (a)	37,064	9,485
McKesson Corp.	34,725	6,058
Medtronic PLC	22,927	2,552
Merck & Co., Inc.	54,437	4,195
PerkinElmer, Inc.	12,856	1,891
Pfizer, Inc.	174,822	6,276
Quest Diagnostics, Inc.	13,897	1,795
ResMed, Inc.	12,362	2,492
Royalty Pharma PLC Class A	518,148	24,358
Thermo Fisher Scientific, Inc.	7,869	4,011
UnitedHealth Group, Inc.	57,706	19,250
Vertex Pharmaceuticals, Inc. (a)	94,763	21,708
Viatris, Inc. (a)	18,860	320
West Pharmaceutical Services, Inc.	55,343	16,575
Zoetis, Inc.	30,872	4,762
		257,862
Industrials (9.1%):
3M Co.	41,519	7,293
Acuity Brands, Inc.	12,191	1,466
Allegion PLC	36,618	3,918
Allison Transmission Holdings, Inc.	68,029	2,769

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BWX Technologies, Inc.	9,574	$516
C.H. Robinson Worldwide, Inc.	44,294	3,790
Cintas Corp.	4,970	1,581
Cummins, Inc.	44,153	10,350
Eaton Corp. PLC	34,169	4,022
Fastenal Co.	103,511	4,719
FedEx Corp.	16,120	3,794
FTI Consulting, Inc. (a)	66,840	7,350
Graco, Inc.	10,630	733
IDEX Corp.	77,391	14,408
IHS Markit Ltd.	90,963	7,921
Illinois Tool Works, Inc.	42,988	8,349
Knight-Swift Transportation Holdings, Inc.	33,858	1,354
Lennox International, Inc.	21,973	6,054
Lockheed Martin Corp.	19,256	6,197
Masco Corp.	47,361	2,572
Northrop Grumman Corp.	5,477	1,570
Old Dominion Freight Line, Inc.	69,006	13,387
PACCAR, Inc.	38,185	3,483
Quanta Services, Inc.	18,539	1,306
Republic Services, Inc.	49,003	4,437
Robert Half International, Inc.	72,145	4,870
Rockwell Automation, Inc.	32,193	8,001
Rollins, Inc.	47,985	1,728
Snap-on, Inc.	21,893	3,941
The Toro Co.	32,346	3,049
United Parcel Service, Inc. Class B	145,829	22,603
Verisk Analytics, Inc.	10,637	1,952
W.W. Grainger, Inc.	10,306	3,755
Waste Management, Inc.	37,534	4,178
		177,416
IT Services (7.0%):
Accenture PLC Class A	13,128	3,176
Cognizant Technology Solutions Corp. Class A	44,556	3,473
Fiserv, Inc. (a)	198,434	20,377
Jack Henry & Associates, Inc.	5,868	850
Mastercard, Inc. Class A	15,232	4,818
PayPal Holdings, Inc. (a)	90,999	21,322
The Western Union Co.	61,857	1,378
Twilio, Inc. Class A (a)	127,301	45,755
Visa, Inc. Class A	182,296	35,229
		136,378
Materials (2.8%):
Air Products & Chemicals, Inc.	8,002	2,135
Albemarle Corp.	12,140	1,975
International Paper Co.	48,117	2,421
LyondellBasell Industries NV Class A	101,460	8,701
Nucor Corp.	58,858	2,868
Packaging Corp. of America	28,480	3,829
PPG Industries, Inc.	34,749	4,681

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
RPM International, Inc.	15,932	$1,314
Steel Dynamics, Inc.	86,136	2,952
The Scotts Miracle-Gro Co.	72,542	16,061
The Sherwin-Williams Co.	6,118	4,232
Westrock Co.	37,933	1,572
		52,741
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	16,994	2,840
AvalonBay Communities, Inc.	15,183	2,485
Boston Properties, Inc.	26,662	2,433
Equity Residential	29,687	1,830
Essex Property Trust, Inc.	8,145	1,952
Healthpeak Properties, Inc.	62,191	1,844
Host Hotels & Resorts, Inc.	123,912	1,679
Invitation Homes, Inc.	66,844	1,971
National Retail Properties, Inc.	38,358	1,496
Prologis, Inc.	48,263	4,981
Public Storage	10,751	2,447
Realty Income Corp.	40,739	2,406
Regency Centers Corp.	33,087	1,561
SBA Communications Corp.	29,899	8,032
Ventas, Inc.	70,823	3,263
VICI Properties, Inc.	89,150	2,254
Welltower, Inc.	42,140	2,554
Weyerhaeuser Co.	47,644	1,486
		47,514
Semiconductors & Semiconductor Equipment (6.5%):
Advanced Micro Devices, Inc. (a)	121,488	10,404
Applied Materials, Inc.	25,102	2,427
Broadcom, Inc.	6,898	3,108
Intel Corp.	157,576	8,747
Lam Research Corp.	34,254	16,576
Marvell Technology Group Ltd.	241,119	12,408
NVIDIA Corp.	29,658	15,410
QUALCOMM, Inc.	198,935	31,089
Skyworks Solutions, Inc.	25,291	4,281
STMicroelectronics NV, NYS (b)	299,668	11,972
Teradyne, Inc.	23,718	2,692
Texas Instruments, Inc.	54,890	9,095
		128,209
Software (10.3%):
Citrix Systems, Inc.	49,067	6,541
Fair Isaac Corp. (a)	25,170	11,329
Intuit, Inc.	13,766	4,973
Microsoft Corp.	466,023	108,099
NortonLifeLock, Inc.	128,592	2,709
Oracle Corp.	36,430	2,201
RingCentral, Inc. Class A (a)	78,653	29,331
salesforce.com, Inc. (a)	40,169	9,061

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	42,527	$10,864
Workday, Inc. Class A (a)	70,418	16,022
		201,130
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc.	736,764	97,223
HP, Inc.	146,697	3,571
NetApp, Inc.	38,937	2,587
		103,381
Utilities (2.8%):
Ameren Corp.	22,321	1,623
CMS Energy Corp.	68,080	3,872
DTE Energy Co.	41,488	4,925
Duke Energy Corp.	47,886	4,501
Evergy, Inc.	67,250	3,613
Exelon Corp.	74,531	3,098
National Fuel Gas Co.	10,861	437
NextEra Energy, Inc.	64,884	5,247
Pinnacle West Capital Corp.	31,424	2,365
PPL Corp.	74,611	2,064
The Southern Co.	34,957	2,060
UGI Corp.	21,195	763
Vistra Corp.	51,713	1,033
WEC Energy Group, Inc.	100,520	8,937
Xcel Energy, Inc.	127,848	8,181
		52,719
Total Common Stocks (Cost $1,394,485)		1,916,083
Collateral for Securities Loaned^ (0.5%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	7,400,123	7,401
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	2,890,409	2,890
Total Collateral for Securities Loaned (Cost $10,291)		10,291
Total Investments (Cost $1,404,776) — 100.0%		1,926,374
Other assets in excess of liabilities — 0.0%		116
NET ASSETS — 100.00%		$1,926,490

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2021.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth & Income Fund
Assets:
Investments, at value (Cost $1,404,776)	$1,926,374	(a)
Cash and cash equivalents	10,112
Receivables:
Interest and dividends	983
Capital shares issued	779
Investments sold	6,526
From Adviser	8
Prepaid expenses	37
Total assets	1,944,819
Liabilities:
Payables:
Collateral received on loaned securities	10,291
Payable for foreign currency (Cost $7)	7
Investments purchased	5,387
Capital shares redeemed	1,122
Accrued expenses and other payables:
Investment advisory fees	931
Administration fees	244
Custodian fees	14
Transfer agent fees	273
Compliance fees	1
12b-1 fees	1
Other accrued expenses	58
Total liabilities	18,329
Net Assets:
Capital	1,398,817
Total accumulated earnings/(loss)	527,673
Net assets	$1,926,490
Net Assets
Fund Shares	$1,725,742
Institutional Shares	190,935
Class A	9,813
Total	$1,926,490
Shares (unlimited number of shares authorized with no par value):
Fund Shares	74,729
Institutional Shares	8,277
Class A	427
Total	83,433
Net asset value, offering and redemption price per share: (b)
Fund Shares	$23.09
Institutional Shares	$23.07
Class A	$22.98
Maximum Sales Charge — Class A	5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$24.38

(a)  Includes $9,860 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Growth & Income Fund
Investment Income:
Dividends	$14,545
Interest	2
Securities lending (net of fees)	10
Total income	14,557
Expenses:
Investment advisory fees	5,263
Administration fees — Fund Shares	1,273
Administration fees — Institutional Shares	91
Administration fees — Class A	7
Sub-Administration fees	20
12b-1 fees — Class A	12
Custodian fees	37
Transfer agent fees — Fund Shares	750
Transfer agent fees — Institutional Shares	91
Transfer agent fees — Class A	5
Trustees' fees	26
Compliance fees	6
Legal and audit fees	48
State registration and filing fees	39
Other expenses	50
Total expenses	7,718
Expenses waived/reimbursed by Adviser	(12)
Net expenses	7,706
Net Investment Income (Loss)	6,851
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	53,128
Net change in unrealized appreciation/depreciation on investment securities	178,199
Net realized/unrealized gains (losses) on investments	231,327
Change in net assets resulting from operations	$238,178

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$6,851	$18,467
Net realized gains (losses) from investments	53,128	(45,325)
Net change in unrealized appreciation/depreciation on investments	178,199	154,924
Change in net assets resulting from operations	238,178	128,066
Distributions to Shareholders:
Fund Shares	(6,662)	(343,128)
Institutional Shares	(740)	(35,438)
Class A	(24)	(2,079)
Change in net assets resulting from distributions to shareholders	(7,426)	(380,645)
Change in net assets resulting from capital transactions	(90,583)	190,818
Change in net assets	140,169	(61,761)
Net Assets:
Beginning of period	1,786,321	1,848,082
End of period	$1,926,490	$1,786,321
Capital Transactions:
Fund Shares
Proceeds from shares issued	$39,133	$68,003
Distributions reinvested	6,558	337,401
Cost of shares redeemed	(132,463)	(244,637)
Total Fund Shares	$(86,772)	$160,767
Institutional Shares
Proceeds from shares issued	$4,484	$6,128
Distributions reinvested	740	35,435
Cost of shares redeemed	(9,211)	(11,532)
Total Institutional Shares	$(3,987)	$30,031
Class A
Proceeds from shares issued	$177	$142
Distributions reinvested	1	104
Cost of shares redeemed	(2)	(226)
Total Class A	$176	$20
Change in net assets resulting from capital transactions	$(90,583)	$190,818

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
Share Transactions:
Fund Shares
Issued	1,745	3,423
Reinvested	316	16,949
Redeemed	(5,980)	(12,322)
Total Fund Shares	(3,919)	8,050
Institutional Shares
Issued	200	281
Reinvested	36	1,782
Redeemed	(436)	(561)
Total Institutional Shares	(200)	1,502
Class A
Issued	8	7
Reinvested	— (a)	5
Redeemed	— (a)	(13)
Total Class A	8	(1)
Change in Shares	(4,111)	9,551

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Growth & Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$20.41	0.08	(d)	2.69	2.77	(0.09)	—
Year Ended July 31, 2020	$23.70	0.22	(d)	1.45	1.67	(0.23)	(4.73)
Year Ended July 31, 2019	$26.19	0.25		(0.24)	0.01	(0.24)	(2.26)
Year Ended July 31, 2018	$24.25	0.19		3.03	3.22	(0.18)	(1.10)
Year Ended July 31, 2017	$20.39	0.21		3.94	4.15	(0.22)	(0.07)
Year Ended July 31, 2016	$22.00	0.15		(0.51)	(0.36)	(0.14)	(1.11)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$20.38	0.08	(d)	2.70	2.78	(0.09)	—
Year Ended July 31, 2020	$23.68	0.23	(d)	1.44	1.67	(0.24)	(4.73)
Year Ended July 31, 2019	$26.17	0.26		(0.24)	0.02	(0.25)	(2.26)
Year Ended July 31, 2018	$24.23	0.20		3.03	3.23	(0.19)	(1.10)
Year Ended July 31, 2017	$20.38	0.22		3.94	4.16	(0.24)	(0.07)
August 7, 2015 (g) through July 31, 2016	$22.10	0.16		(0.60)	(0.44)	(0.17)	(1.11)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth & Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.09)	$23.09	13.60%	0.82%		0.72%	0.82%	$1,725,742	29%
Year Ended July 31, 2020	(4.96)	$20.41	7.81%	0.87%		1.05%	0.87%	$1,605,020	74%
Year Ended July 31, 2019	(2.50)	$23.70	0.89%	0.88%		1.04%	0.88%	$1,673,033	93	%(e)
Year Ended July 31, 2018	(1.28)	$26.19	13.59%	0.88%		0.80%	0.88%	$1,756,259	23%
Year Ended July 31, 2017	(0.29)	$24.25	20.49%	0.91%		0.89%	0.91%	$1,605,220	21%
Year Ended July 31, 2016	(1.25)	$20.39	(1.49)%	0.95%		0.78%	0.95%	$1,380,560	22%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.09)	$23.07	13.69%	0.78%		0.75%	0.78%	$190,935	29%
Year Ended July 31, 2020	(4.97)	$20.38	7.86%	0.83%		1.09%	0.83%	$172,787	74%
Year Ended July 31, 2019	(2.51)	$23.68	0.94%	0.83	%(f)	1.09%	0.83%	$165,137	93	%(e)
Year Ended July 31, 2018	(1.29)	$26.17	13.66%	0.84%		0.85%	0.84%	$159,148	23%
Year Ended July 31, 2017	(0.31)	$24.23	20.54%	0.85%		0.95%	0.85%	$139,866	21%
August 7, 2015 (g) through July 31, 2016	(1.28)	$20.38	(1.87)%	0.85%		0.83%	0.87%	$117,512	22%

(f)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.85% of the Institutional Shares' average daily net assets.

(g)  Commencement of operations.

(continues on next page)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Growth & Income Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	$20.31	0.05	(d)	2.68	2.73	(0.06)	—
Year Ended July 31, 2020	$23.61	0.16	(d)	1.45	1.61	(0.18)	(4.73)
Year Ended July 31, 2019	$26.10	0.19		(0.25)	(0.06)	(0.17)	(2.26)
Year Ended July 31, 2018	$24.17	0.12		3.02	3.14	(0.11)	(1.10)
Year Ended July 31, 2017	$20.32	0.15		3.91	4.06	(0.14)	(0.07)
Year Ended July 31, 2016	$21.93	0.10		(0.50)	(0.40)	(0.10)	(1.11)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Prior to December 1, 2017, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.20% of the Adviser shares' average daily net assets.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth & Income Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	(0.06)	$22.98	13.46%	1.11%		0.43%	1.38%	$9,813	29%
Year Ended July 31, 2020	(4.91)	$20.31	7.52%	1.14%		0.79%	1.14%	$8,514	74%
Year Ended July 31, 2019	(2.43)	$23.61	0.62%	1.15%		0.77%	1.23%	$9,912	93	%(e)
Year Ended July 31, 2018	(1.21)	$26.10	13.28%	1.17	%(f)	0.52%	1.20%	$10,858	23%
Year Ended July 31, 2017	(0.21)	$24.17	20.10%	1.20%		0.60%	1.24%	$9,987	21%
Year Ended July 31, 2016	(1.21)	$20.32	(1.72)%	1.20%		0.53%	1.28%	$8,332	22%

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth & Income Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,916,083	$—	$—	$1,916,083
Collateral for Securities Loaned	10,291	—	—	10,291
Total	$1,926,374	$—	$—	$1,926,374

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$9,860	$—	$10,291

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$533,186	$625,651

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of each class within the Lipper Multi-Cap Core Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(364), $(38) and $(2) for Fund Shares, Institutional Shares and Class A, respectively, in thousands. Performance adjustments were (0.04)%, (0.04)% and (0.05)% for Fund Shares, Institutional Shares and Class A, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10% and 0.15% of average daily net assets of the Fund Shares, Institutional Shares and Class A, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% and 0.10% of average daily net assets of the Institutional Shares and Class A, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to VCTA for the period ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.88%, 0.84%, and 1.15% for Fund Shares, Institutional Shares and Class A, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Total
$4	$12	$16

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

At July 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$39,007	$—	$39,007

8. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

25

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,136.00	$1,021.07	$4.41	$4.18	0.82%
Institutional Shares	1,000.00	1,136.90	1,021.27	4.20	3.97	0.78%
Class A	1,000.00	1,134.60	1,019.61	5.97	5.65	1.11%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Growth & Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

27

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one-year period ended September 30, 2020, was below the average of its performance universe and its Lipper index for the three- and ten-year periods ended September 30, 2020, and was above the average of its performance universe and below its Lipper index for the five-year period ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's longer-term underperformance. The Board also considered management's discussion of recent changes made to the Fund and the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

28

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

29

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23432-0321

JANUARY 31, 2021

Semi Annual Report

USAA Growth Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information (Unaudited)	21
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Considerations of the Board in Continuing the Investment Advisory Agreement	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Growth Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with long-term growth of capital.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (12.9%):
Activision Blizzard, Inc.	535,519	$48,733
Alphabet, Inc. Class A (a)	16,663	30,449
Alphabet, Inc. Class C (a)	72,012	132,195
Facebook, Inc. Class A (a)	503,676	130,115
Netflix, Inc. (a)	10,810	5,755
The Walt Disney Co. (a)	223,612	37,604
Twitter, Inc. (a)	462,971	23,394
		408,245
Communications Equipment (0.9%):
Cisco Systems, Inc.	382,328	17,044
Palo Alto Networks, Inc. (a)	32,055	11,243
		28,287
Consumer Discretionary (17.4%):
Alibaba Group Holding Ltd., ADR (a)	298,585	75,789
Amazon.com, Inc. (a)	71,466	229,134
Booking Holdings, Inc. (a)	3,144	6,113
Burlington Stores, Inc. (a)	104,802	26,086
Chipotle Mexican Grill, Inc. (a)	10,760	15,925
Dollar General Corp.	54,425	10,591
Lululemon Athletica, Inc. (a)	83,581	27,472
NIKE, Inc. Class B	335,854	44,866
Starbucks Corp.	260,148	25,185
Target Corp.	47,026	8,520
Tesla, Inc. (a)	35,864	28,459
The Home Depot, Inc.	61,714	16,713
The TJX Cos., Inc.	235,498	15,081
Yum China Holdings, Inc.	158,676	8,999
Yum! Brands, Inc.	121,127	12,293
		551,226
Consumer Staples (2.5%):
Colgate-Palmolive Co.	180,297	14,063
Constellation Brands, Inc. Class A	74,968	15,813
Monster Beverage Corp. (a)	407,607	35,392
The Boston Beer Co., Inc. Class A (a)	17,981	16,487
		81,755
Electronic Equipment, Instruments & Components (0.3%):
Amphenol Corp. Class A	83,143	10,383
Energy (0.4%):
Schlumberger Ltd.	572,786	12,722
Financials (1.7%):
FactSet Research Systems, Inc.	46,019	13,913
MSCI, Inc.	64,651	25,557
SEI Investments Co.	259,900	13,736
		53,206
See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (14.6%):
Align Technology, Inc. (a)	47,127	$24,759
Ascendis Pharma A/S, ADR (a)	50,957	7,651
bluebird bio, Inc. (a)	125,081	5,572
Cerner Corp.	209,519	16,785
Charles River Laboratories International, Inc. (a)	67,874	17,583
DexCom, Inc. (a)	23,573	8,836
Edwards Lifesciences Corp. (a)	271,464	22,418
Exact Sciences Corp. (a)	63,689	8,736
Fate Therapeutics, Inc. (a)	92,534	8,386
Illumina, Inc. (a)	66,876	28,518
Intuitive Surgical, Inc. (a)	17,398	13,007
Masimo Corp. (a)	114,277	29,247
Novartis AG, ADR	385,029	34,834
NOVO Nordisk A/S, ADR	126,797	8,825
Regeneron Pharmaceuticals, Inc. (a)	54,326	27,372
Roche Holdings Ltd., ADR (b)	630,572	27,373
Royalty Pharma PLC Class A	557,180	26,193
TG Therapeutics, Inc. (a)	96,714	4,668
Thermo Fisher Scientific, Inc.	37,102	18,911
UnitedHealth Group, Inc.	53,897	17,979
Veeva Systems, Inc. Class A (a)	95,582	26,422
Vertex Pharmaceuticals, Inc. (a)	175,204	40,136
West Pharmaceutical Services, Inc.	44,275	13,260
Zoetis, Inc.	148,415	22,893
		460,364
Industrials (8.2%):
CoStar Group, Inc. (a)	33,483	30,125
Deere & Co.	152,185	43,952
Expeditors International of Washington, Inc.	248,362	22,233
FTI Consulting, Inc. (a)	70,198	7,720
IDEX Corp.	82,558	15,371
IHS Markit Ltd.	96,648	8,416
Old Dominion Freight Line, Inc.	52,462	10,178
The Boeing Co.	222,104	43,130
Trane Technologies PLC	162,099	23,237
Uber Technologies, Inc. (a)	687,571	35,018
United Parcel Service, Inc. Class B	125,890	19,513
		258,893
IT Services (11.4%):
Automatic Data Processing, Inc.	41,336	6,825
EPAM Systems, Inc. (a)	88,146	30,360
Fiserv, Inc. (a)	211,415	21,710
PayPal Holdings, Inc. (a)	316,637	74,191
Shopify, Inc. Class A (a)	19,262	21,161
Twilio, Inc. Class A (a)	203,414	73,114
Visa, Inc. Class A	686,684	132,702
		360,063

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
The Scotts Miracle-Gro Co.	67,082	$14,853
Real Estate (0.3%):
SBA Communications Corp.	31,762	8,533
Semiconductors & Semiconductor Equipment (7.8%):
Advanced Micro Devices, Inc. (a)	131,742	11,282
Lam Research Corp.	34,302	16,600
Marvell Technology Group Ltd.	256,182	13,183
Micron Technology, Inc. (a)	302,281	23,660
NVIDIA Corp.	215,583	112,016
QUALCOMM, Inc.	369,391	57,728
STMicroelectronics NV, NYS (b)	324,005	12,944
		247,413
Software (16.9%):
Adobe, Inc. (a)	75,338	34,563
Autodesk, Inc. (a)	244,509	67,835
Cadence Design Systems, Inc. (a)	153,006	19,950
Fair Isaac Corp. (a)	26,989	12,148
Microsoft Corp.	695,146	161,246
Oracle Corp.	609,654	36,841
RingCentral, Inc. Class A (a)	83,620	31,184
salesforce.com, Inc. (a)	225,258	50,809
ServiceNow, Inc. (a)	91,610	49,759
Synopsys, Inc. (a)	45,244	11,558
The Trade Desk, Inc. Class A (a)	31,080	23,807
Workday, Inc. Class A (a)	141,768	32,257
		531,957
Technology Hardware, Storage & Peripherals (3.3%):
Apple, Inc.	795,941	105,032
Total Common Stocks (Cost $1,621,261)		3,132,932
Collateral for Securities Loaned^ (0.5%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	2,647,277	2,647
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	280,038	280
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	12,726,162	12,726
Total Collateral for Securities Loaned (Cost $15,653)		15,653
Total Investments (Cost $1,636,914) — 99.6%		3,148,585
Other assets in excess of liabilities — 0.4%		13,135
NET ASSETS — 100.00%		$3,161,720

At January 31, 2021 the Fund's investments in foreign securities were 9.5% of net assets.

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2021.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth Fund
Assets:
Investments, at value (Cost $1,636,914)	$3,148,585	(a)
Cash and cash equivalents	22,067
Receivables:
Interest and dividends	366
Capital shares issued	914
Investments sold	37,556
Reclaims	982
Prepaid expenses	37
Total assets	3,210,507
Liabilities:
Payables:
Collateral received on loaned securities	15,653
Investments purchased	28,491
Capital shares redeemed	2,170
Accrued expenses and other payables:
Investment advisory fees	1,671
Administration fees	362
Custodian fees	8
Transfer agent fees	362
Compliance fees	2
Other accrued expenses	68
Total liabilities	48,787
Net Assets:
Capital	1,564,816
Total accumulated earnings/(loss)	1,596,904
Net assets	$3,161,720
Net Assets
Fund Shares	$1,971,908
Institutional Shares	1,189,812
Total	$3,161,720
Shares (unlimited number of shares authorized with no par value):
Fund Shares	58,948
Institutional Shares	35,656
Total	94,604
Net asset value, offering and redemption price per share: (b)
Fund Shares	$33.45
Institutional Shares	$33.37

(a)  Includes $15,115 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Growth Fund
Investment Income:
Dividends	$7,352
Interest	6
Securities lending (net of fees)	10
Total income	7,368
Expenses:
Investment advisory fees	9,620
Administration fees — Fund Shares	1,474
Administration fees — Institutional Shares	606
Sub-Administration fees	28
Custodian fees	63
Transfer agent fees — Fund Shares	688
Transfer agent fees — Institutional Shares	606
Trustees' fees	26
Compliance fees	10
Legal and audit fees	47
State registration and filing fees	31
Interfund lending fees	1
Other expenses	84
Total expenses	13,284
Net Investment Income (Loss)	(5,916)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	194,606
Net change in unrealized appreciation/depreciation on investment securities	200,077
Net realized/unrealized gains (losses) on investments	394,683
Change in net assets resulting from operations	$388,767

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$(5,916)	$(4,054)
Net realized gains (losses) from investments	194,606	41,547
Net change in unrealized appreciation/depreciation on investments	200,077	535,104
Change in net assets resulting from operations	388,767	572,597
Distributions to Shareholders:
Fund Shares	(85,081)	(353,429)
Institutional Shares	(52,266)	(238,249)
Change in net assets resulting from distributions to shareholders	(137,347)	(591,678)
Change in net assets resulting from capital transactions	(106,558)	275,670
Change in net assets	144,862	256,589
Net Assets:
Beginning of period	3,016,858	2,760,269
End of period	$3,161,720	$3,016,858
Capital Transactions:
Fund Shares
Proceeds from shares issued	$55,765	$145,301
Distributions reinvested	83,897	347,843
Cost of shares redeemed	(163,284)	(334,706)
Total Fund Shares	$(23,622)	$158,438
Institutional Shares
Proceeds from shares issued	$23,394	$191,549
Distributions reinvested	52,208	238,149
Cost of shares redeemed	(158,538)	(312,466)
Total Institutional Shares	$(82,936)	$117,232
Change in net assets resulting from capital transactions	$(106,558)	$275,670
Share Transactions:
Fund Shares
Issued	1,664	5,347
Reinvested	2,483	13,475
Redeemed	(4,897)	(12,283)
Total Fund Shares	(750)	6,539
Institutional Shares
Issued	704	6,323
Reinvested	1,549	9,247
Redeemed	(4,791)	(11,815)
Total Institutional Shares	(2,538)	3,755
Change in Shares	(3,288)	10,294

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$30.85	(0.06	)(d)	4.14	4.08	—	(1.48)
Year Ended July 31, 2020	$31.54	(0.05	)(d)	6.18	6.13	(0.08)	(6.74)
Year Ended July 31, 2019	$32.15	0.12		2.80	2.92	(0.09)	(3.44)
Year Ended July 31, 2018	$28.65	0.07		4.18	4.25	(0.05)	(0.70)
Year Ended July 31, 2017	$25.53	0.09		4.31	4.40	(0.05)	(1.23)
Year Ended July 31, 2016	$25.91	0.10		1.19	1.29	(0.11)	(1.56)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$30.77	(0.06	)(d)	4.14	4.08	—	(1.48)
Year Ended July 31, 2020	$31.47	(0.04	)(d)	6.16	6.12	(0.08)	(6.74)
Year Ended July 31, 2019	$32.08	0.15		2.78	2.93	(0.10)	(3.44)
Year Ended July 31, 2018	$28.59	0.09		4.18	4.27	(0.08)	(0.70)
Year Ended July 31, 2017	$25.48	0.12		4.30	4.42	(0.08)	(1.23)
Year Ended July 31, 2016	$25.86	0.15		1.16	1.31	(0.13)	(1.56)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(1.48)	$33.45	13.18%	0.84%		(0.38)%	0.84%		$1,971,908	20%
Year Ended July 31, 2020	(6.82)	$30.85	23.71%	0.91%		(0.16)%	0.91%		$1,841,547	59%
Year Ended July 31, 2019	(3.53)	$31.54	10.90%	0.90	%(e)	0.41%	0.90	%(e)	$1,676,470	70	%(f)
Year Ended July 31, 2018	(0.75)	$32.15	14.99%	0.97	%(e)	0.33%	0.97	%(e)	$1,581,693	19%
Year Ended July 31, 2017	(1.28)	$28.65	18.04%	1.09	%(e)	0.36%	1.09	%(e)	$1,375,305	17%
Year Ended July 31, 2016	(1.67)	$25.53	5.25%	1.11	%(e)	0.36%	1.11	%(e)	$1,143,344	18%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(1.48)	$33.37	13.21%	0.82%		(0.36)%	0.82%		$1,189,812	20%
Year Ended July 31, 2020	(6.82)	$30.77	23.75%	0.87%		(0.13)%	0.87%		$1,175,311	59%
Year Ended July 31, 2019	(3.54)	$31.47	10.94%	0.85	%(e)	0.47%	0.85	%(e)	$1,083,799	70	%(f)
Year Ended July 31, 2018	(0.78)	$32.08	15.07%	0.92	%(e)	0.39%	0.92	%(e)	$1,324,054	19%
Year Ended July 31, 2017	(1.31)	$28.59	18.14%	1.01	%(e)	0.43%	1.01	%(e)	$1,299,751	17%
Year Ended July 31, 2016	(1.69)	$25.48	5.34%	1.02	%(e)	0.47%	1.02	%(e)	$1,012,360	18%

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,132,932	$—	$—	$3,132,932
Collateral for Securities Loaned	15,653	—	—	15,653
Total	$3,148,585	$—	$—	$3,148,585

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$15,115	$—	$15,653

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$633,843	$883,632

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.3
USAA Target Retirement Income Fund	0.5
USAA Target Retirement 2030 Fund	1.7
USAA Target Retirement 2040 Fund	2.4
USAA Target Retirement 2050 Fund	1.6
USAA Target Retirement 2060 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of each class within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(430) and $(274) for Fund Shares and Institutional Shares, respectively, in thousands. Performance adjustments were (0.04)% and (0.05)% for Fund Shares and Institutional Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles"), under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of average daily net assets of the Institutional Shares, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.92% and 0.88% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, there are no amounts available to be repaid to the Adviser.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$5,023	15	0.68%	$10,650

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

20

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,131.80	$1,020.97	$4.51	$4.28	0.84%
Institutional Shares	1,000.00	1,132.10	1,021.07	4.41	4.18	0.82%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Loomis, Sayles & Company, LP (the "Subadviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one-year period ended September 30, 2020, was below the average of its performance universe and its Lipper index for the three- and five-year periods ended September 30, 2020, and was above the average of its performance universe and its Lipper index for the ten-year period ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's longer-term underperformance. The Board also considered management's discussion of recent changes made to the Fund and the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance questionnaire and quarterly compliance certifications to the Board; and (iii) due diligence visits with the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2020, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23420-0321

JANUARY 31, 2021

Semi Annual Report

USAA High Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	30
Supplemental Information (Unaudited)	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Considerations of the Board in Continuing the Investment Advisory Agreement	42
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA High Income Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with an attractive total return primarily through high current income and secondarily through capital appreciation.

Asset Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA High Income Fund (continued)	January 31, 2021

  (Unaudited)

Portfolio Ratings Mix:

January 31, 2021

(% of Net Assets)

This chart reflects long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings, in descending order of credit quality, AAA, AA, A, and BBB, included in the chart above as "Investment Grade". NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As a part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,786	$2,853
Total Asset-Backed Securities (Cost $2,786)		2,853
Collateralized Mortgage Obligations (0.2%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (b)	163	172
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AJ, 5.43%, 1/12/45, Callable 2/8/22 @ 100 (b)	5,000	4,109
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.09% (LIBOR01M+96bps), 2/25/35, Callable 2/25/21 @ 100 (c)	1,714	225
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.32% (LIBOR01M+19bps), 2/15/40 (c)	50	47
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.17%, 5/17/40, Callable 3/11/21 @ 100 (b) (d)	40	—	(e)
Total Collateralized Mortgage Obligations (Cost $6,054)		4,553
Common Stocks (1.7%)
Communication Services (0.4%):
AT&T, Inc.	33,780	967
Clear Channel Outdoor Holdings, Inc. (f)	163,905	326
Comcast Corp. Class A	52,422	2,599
iHeartMedia, Inc. Class A (f)	69,703	1,013
Lumen Technologies, Inc.	63,000	780
Verizon Communications, Inc.	19,653	1,076
		6,761
Consumer Discretionary (0.0%): (g)
Las Vegas Sands Corp. (h)	13,500	649
Energy (0.3%):
BP PLC, ADR	53,764	1,195
GenOn Energy, Inc. (f) (i) (j)	16,168	2,183
Nine Point Energy (f) (i) (k)	2,678,202	—	(e)
Paragon Litigation (f) (i) (k)	3,813	38
Paragon Litigation (f) (i) (k)	2,542	—	(e)
Royal Dutch Shell PLC, ADR (l)	32,263	1,190
Sabine Oil & Gas Holdings, Inc. (f) (i) (k)	2,824	19
Thunderbird Resources (f) (i) (k)	22,883	3
		4,628
Financials (0.4%):
CME Group, Inc.	13,217	2,402
JPMorgan Chase & Co.	18,507	2,382
KeyCorp	111,918	1,887
Regions Financial Corp.	109,207	1,858
		8,529

See notes to financial statements.

4

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Health Care (0.3%):
AbbVie, Inc.	22,300	$2,285
CVS Health Corp.	18,400	1,318
Merck & Co., Inc.	30,900	2,381
		5,984
Information Technology (0.1%):
Microsoft Corp. (h)	7,174	1,664
Materials (0.1%):
LyondellBasell Industries NV Class A	19,215	1,648
Real Estate (0.1%):
Crown Castle International Corp.	12,489	1,989
Total Common Stocks (Cost $29,211)		31,852
Preferred Stocks (2.8%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	$192,291	4,936
Consumer Staples (1.3%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (m)	109,326	3,111
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (c) (m)	114,391	3,178
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (m)	200,000	19,900
		26,189
Energy (0.8%):
NuStar Logistics LP, 6.98% (LIBOR03M+673bps), 1/15/43 (c) (h)	693,264	15,370
Financials (0.2%):
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (c) (m)	3,000	2,838
Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (m)	45,314	2,923
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (m)	5,310	380
		3,303
Total Preferred Stocks (Cost $51,866)		52,636
Warrants (0.0%) (g)
Energy (0.0%):
SandRidge Energy, Inc. (i)	13,764	—	(e)
SandRidge Energy, Inc.	5,795	—	(e)
		—	(e)
Total Warrants (Cost $—)		—	(e)
Convertible Corporate Bonds (0.1%)
Energy (0.1%):
Cheniere Energy, Inc., 4.25%, 3/15/45, Callable 3/15/21 @ 83.65	$1,500	1,213
Total Convertible Corporate Bonds (Cost $1,094)		1,213

See notes to financial statements.

5

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Senior Secured Loans (2.6%)
Adient US LLC, Initial Term Loans, First Lien, 5/6/24 (c) (n) (u)	$3,300		$3,300
Avaya Inc., 2020 Extended Term Loans, First Lien, 4.38% (LIBOR01M+425bps), 12/15/27 (c)	128		127
Avaya Inc., Term Loan B, First Lien, 4.38% (LIBOR01M+425bps), 12/15/24 (c)	5		5
Bass Pro Group, LLC, Initial Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 12/16/23 (c)	4,901		4,905
Cengage Learning , Inc., 2016 Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 6/7/23 (c)	2,858		2,743
Chesapeake Energy Corporation, Class A Loan, First Lien, 6/9/24 (c) (p) (q) (u)	3,000		3,640
CITGO Petroleum Corporation, 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (c)	2,155		2,143
Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/29/24 (c)	6,979		6,919
Envision Healthcare Corporation, Initial Term Loans, First Lien, 3.90% (LIBOR01M+375bps), 10/11/25 (c)	5		4
Getty Images Inc., Initial Dollar Term Loans, First Lien, 4.69% (LIBOR01M+450bps), 2/19/26 (c)	2,912		2,897
Graham Packaging, Initial Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 7/28/27 (c)	1,500		1,503
H-Food Holdings, LLC, Initial Term Loan, First Lien, 3.83% (LIBOR01M+369bps), 5/31/25 (c)	1,980		1,967
Lealand Finance Company BV, Make Whole Term Loan, First Lien, 3.15% (LIBOR01M+300bps), 6/30/24 (c) (i)	39		31
Lealand Finance Company BV, Take-Back Term Loan, First Lien, 1.15% (LIBOR01M+100bps), 6/30/25 (c) (i)	324		210
Lucid Energy Group II Borrower, LLC, Initial Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 2/18/25 (c)	1,930		1,828
Mitchell International, Inc., Initial Term Loans Second Lien, Second Lien, 7.40% (LIBOR01M+725bps), 12/1/25 (c)	3,000		2,954
Pregis Topco LLC, Initial Term Loan, First Lien, 3.90% (LIBOR01M+375bps), 7/25/26 (c)	1,485		1,489
Quicksilver Resources, Inc., 6/21/19 (c) (i) (k) (u)	3,993		6
Sunshine Luxembourg VII Sarl, Facility B1 Commitments, First Lien, 5.00% (LIBOR03M+400bps), 10/2/26 (c)	2,992		2,999
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	5,908		5,509
WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 6.75% (LIBOR06M+575bps), 6/21/26 (c)	—	(e)	—	(e)
Wok Holdings Inc., Initial Term Loans, First Lien, 6.40% (LIBOR01M+625bps), 3/1/26 (c)	2,948		2,728
Total Senior Secured Loans (Cost $51,287)			47,907
Corporate Bonds (69.9%)
Communication Services (12.2%):
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000		2,125
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	30,000		32,652
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000		5,265
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 (a)	1,000		1,043

See notes to financial statements.

6

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CenturyLink, Inc. 7.50%, 4/1/24, Callable 1/1/24 @ 100	$5,000	$5,632
7.65%, 3/15/42 (l)	6,621	8,195
Cincinnati Bell, Inc. 7.00%, 7/15/24, Callable 9/15/21 @ 101.75 (a)	6,000	6,239
8.00%, 10/15/25, Callable 10/15/21 @ 104 (a)	4,000	4,280
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,667	1,703
CSC Holdings LLC 5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000	1,062
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000	3,344
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500	5,012
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	11,000	11,887
Dish DBS Corp. 5.00%, 3/15/23	5,000	5,151
5.88%, 11/15/24	4,000	4,146
7.75%, 7/1/26	7,000	7,648
7.38%, 7/1/28, Callable 7/1/23 @ 103.69	2,000	2,082
Embarq Corp., 8.00%, 6/1/36	5,000	6,140
Frontier Communications Corp. 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	2,074
6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	2,000	2,116
9.00%, 8/15/31 (o)	2,000	968
Getty Images, Inc., 9.75%, 3/1/27, Callable 3/1/22 @ 104.88 (a)	1,500	1,601
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	500	499
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,714	3,965
iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19	394	420
Lamar Media Corp., 4.88%, 1/15/29, Callable 1/15/24 @ 102.44	1,000	1,060
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	2,105
Meredith Corp., 6.88%, 2/1/26, Callable 3/12/21 @ 103.44 (l)	5,000	5,058
National CineMedia LLC, 5.75%, 8/15/26, Callable 8/15/21 @ 102.88	1,000	776
Netflix, Inc. 3.63%, 6/15/25, Callable 3/15/25 @ 100 (a)	3,000	3,258
4.88%, 4/15/28	5,000	5,879
4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	3,500	4,231
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	4,247
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 3/12/21 @ 103.38 (a) (l)	4,500	4,425
Scripps Escrow II, Inc. 3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	500	500
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)	500	505
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)	8,000	8,250
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	5,000	5,153
Sprint Corp. 7.63%, 2/15/25, Callable 11/15/24 @ 100 (h)	10,000	11,952
7.63%, 3/1/26, Callable 11/1/25 @ 100	10,000	12,323
T-Mobile USA, Inc. 6.00%, 4/15/24, Callable 2/22/21 @ 102.25	5,000	5,053
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	10,000	10,678
2.88%, 2/15/31, Callable 2/15/26 @ 101.44	1,000	1,009
Univision Communications, Inc., 9.50%, 5/1/25, Callable 5/1/22 @ 104.75 (a)	3,000	3,281

See notes to financial statements.

7

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Zayo Group Holdings, Inc. 4.00%, 3/1/27, Callable 3/12/21 @ 102 (a)	$1,500	$1,504
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	5,203
Zayo Group LLC/Zayo Capital, Inc. 6.38%, 5/15/25, Callable 3/12/21 @ 103.19 (l)	5,000	4,817
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)	500	486
		227,002
Consumer Discretionary (7.8%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	3,000	3,155
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/1/25, Callable 3/12/21 @ 105.06 (a)	4,000	4,163
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (a)	2,000	2,264
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,300	7,115
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 2/22/21 @ 102.63 (a)	4,000	3,990
Carnival Corp., 9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	2,065	2,363
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	7,500	7,940
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24, Callable 6/1/22 @ 106.5 (a)	500	579
Ford Motor Co. 9.00%, 4/22/25, Callable 3/22/25 @ 100 (h)	3,000	3,650
6.63%, 10/1/28	13,000	15,167
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	2,000	2,173
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,536
Hilton Domestic Operating Co., Inc. 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,500	2,570
3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a) (n)	3,000	2,970
L Brands, Inc., 6.95%, 3/1/33	3,000	3,199
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (h)	2,500	2,617
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,751
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	2,017
Mattel, Inc., 6.75%, 12/31/25, Callable 2/22/21 @ 105.06 (a)	5,185	5,450
MGM Resorts International 6.75%, 5/1/25, Callable 5/1/22 @ 103.38	5,000	5,349
4.75%, 10/15/28, Callable 7/15/28 @ 100	2,000	2,095
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	721	724
NCL Corp. Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13 (a)	2,000	2,315
Newell Brands, Inc., 5.88%, 4/1/36, Callable 10/1/35 @ 100	3,500	4,310
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (l)	2,000	2,004
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)	1,000	1,132
PetSmart, Inc. 7.13%, 3/15/23, Callable 3/12/21 @ 101.78 (a)	3,000	3,013
8.88%, 6/1/25, Callable 2/12/21 @ 104.44 (a)	3,000	3,128
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	5,000	5,290
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56 (h)	3,500	3,854
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,662
Tesla, Inc., 5.30%, 8/15/25, Callable 3/12/21 @ 103.98 (a)	7,000	7,285

See notes to financial statements.

8

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 2/22/21 @ 103.31 (a)	$3,000	$3,067
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	3,000	3,199
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	2,080
Williams Scotsman International, Inc., 4.63%, 8/15/28, Callable 8/15/23 @ 102.31 (a)	1,000	1,034
Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19 (a)	2,500	2,665
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	250	253
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	3,000	3,085
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,294
		143,507
Consumer Staples (3.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 3/15/25, Callable 3/12/21 @ 102.88 (l)	1,920	1,984
3.50%, 3/15/29, Callable 9/15/23 @ 101.75 (a)	500	494
Coty, Inc., 6.50%, 4/15/26, Callable 4/15/21 @ 104.88 (a)	5,000	4,770
Edgewell Personal Care Co., 5.50%, 6/1/28, Callable 6/1/23 @ 102.75 (a)	1,000	1,070
Energizer Holdings, Inc., 4.75%, 6/15/28, Callable 6/15/23 @ 102.38 (a)	250	261
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/1/21 @ 104.25 (a)	4,000	4,177
JBS Investments II GmbH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,598
Kraft Heinz Foods Co. 4.63%, 1/30/29, Callable 10/30/28 @ 100	15,000	17,124
4.25%, 3/1/31, Callable 12/1/30 @ 100	1,500	1,687
4.38%, 6/1/46, Callable 12/1/45 @ 100	7,000	7,457
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a) (l)	3,000	3,381
Pilgrim's Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,194
Post Holdings, Inc. 5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	3,150
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,715
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	3,124
Spectrum Brands, Inc., 5.50%, 7/15/30, Callable 7/15/25 @ 102.75 (a)	500	537
U.S. Foods, Inc. 6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (a)	4,000	4,270
4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a) (n)	2,000	2,008
		63,001
Energy (10.2%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 3/12/21 @ 105.63 (a)	3,000	2,636
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	5,001
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	1,500	1,583
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	2,000	2,076
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,754	10,462
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	2,964
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 3/12/21 @ 106.19	3,000	2,097

See notes to financial statements.

9

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (a)	$1,000	$962
Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 3/5/21 @ 100 (a)	1,875	1,870
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (a)	5,000	4,372
Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100 (a)	5,000	5,410
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 4/1/25, Callable 4/1/21 @ 105.63 (a)	1,163	1,131
CSI Compressco LP/CSI Compressco Finance, Inc. PIK, 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a) (q)	3,652	3,026
DCP Midstream Operating LP 5.13%, 5/15/29, Callable 2/15/29 @ 100	2,000	2,176
6.75%, 9/15/37 (a)	2,030	2,253
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,132
Energy Transfer Operating LP 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (c) (m)	3,000	2,831
3.23% (LIBOR03M+302bps), 11/1/66, Callable 3/12/21 @ 100 (c)	3,000	2,062
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (c) (m)	1,500	819
Enterprise Products Operating LLC, 3.00% (LIBOR03M+278bps), 6/1/67, Callable 3/12/21 @ 100 (c)	3,000	2,591
Enterprise TE Partners LP, 3.00% (LIBOR03M+278bps), 6/1/67, Callable 3/12/21 @ 100 (c)	3,000	2,426
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	1,000	1,270
GenOn Energy, Inc., 9.88%, 10/15/20 (i) (k)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	3,116
Highpoint Operating Corp., 7.00%, 10/15/22, Callable 3/12/21 @ 100	3,000	1,201
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	3,000	3,165
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	100	101
Indigo Natural Resources LLC, 5.38%, 2/1/29, Callable 2/1/24 @ 102.69 (a) (n)	1,500	1,481
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (l)	3,000	2,618
Martin Midstream Partners LP/Martin Midstream Finance Corp. 10.00%, 2/29/24, Callable 8/12/21 @ 102 (a)	480	496
11.50%, 2/28/25 (a) (l)	3,019	3,020
MPLX LP, 6.88% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (c) (l) (m)	5,000	4,928
Murphy Oil Corp. 6.88%, 8/15/24, Callable 3/12/21 @ 103.44 (l)	4,000	3,903
5.75%, 8/15/25, Callable 3/12/21 @ 104.31	6,765	6,499
Newfield Exploration Co. 5.63%, 7/1/24	2,000	2,174
5.38%, 1/1/26, Callable 10/1/25 @ 100	3,000	3,273
Occidental Petroleum Corp. 2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	5,821
8.50%, 7/15/27, Callable 1/15/27 @ 100	5,000	5,892
6.38%, 9/1/28, Callable 3/1/28 @ 100	5,000	5,429
8.88%, 7/15/30, Callable 1/15/30 @ 100	5,000	6,277
4.66%, 10/10/36 (r)	3,500	1,712
Ovintiv, Inc., 6.63%, 8/15/37	4,000	4,800
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/15/21 @ 104.31 (l)	1,500	1,530
Petroleos Mexicanos, 6.63%, 6/15/35	15,000	14,168

See notes to financial statements.

10

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (l)	$2,000	$1,957
Southern Union Co., 3.23% (LIBOR03M+302bps), 11/1/66, Callable 3/12/21 @ 100 (c)	2,000	1,211
Southwestern Energy Co. 6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,098
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (l)	1,000	1,056
SRC Energy, Inc., 6.25%, 12/1/25, Callable 3/12/21 @ 104.69	5,000	5,004
Sunoco LP/Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25 (a)	3,000	3,069
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	3,056
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106 (a)	2,000	1,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	10,000	10,366
4.88%, 2/1/31, Callable 2/1/26 @ 102.44 (a)	2,000	2,093
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23, Callable 2/25/21 @ 104.25 (a)	2,000	1,803
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	1,860	1,465
Western Midstream Operating LP, 5.75%, 2/1/50, Callable 8/1/49 @ 100	7,000	7,877
WPX Energy, Inc., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94	3,000	3,249
		189,958
Financials (9.5%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 8/15/21 @ 102.44 (a) (l)	6,700	6,783
AmTrust Financial Services, Inc., 6.13%, 8/15/23	5,000	5,008
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (a)	4,000	4,286
Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,149
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	2,000	2,040
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,293
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	2,000	1,971
Credit Acceptance Corp. 5.13%, 12/31/24, Callable 12/31/21 @ 102.56 (a)	1,000	1,034
6.63%, 3/15/26, Callable 3/15/22 @ 103.31	8,750	9,275
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,718
FirstCash, Inc., 4.63%, 9/1/28, Callable 9/1/23 @ 102.31 (a)	1,000	1,038
Flex Acquisition Co., Inc. 6.88%, 1/15/25, Callable 3/12/21 @ 101.72 (a)	3,150	3,199
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (a)	2,000	2,103
Ford Motor Credit Co. LLC 4.13%, 8/17/27, Callable 6/17/27 @ 100	11,250	11,856
5.11%, 5/3/29, Callable 2/3/29 @ 100	15,000	16,506
FS KKR Capital Corp. II, 4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	3,000	3,048
Genworth Holdings, Inc., 2.22% (LIBOR03M+200bps), 11/15/66, Callable 2/25/21 @ 100 (c)	3,000	1,349
HUB International Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5 (a)	3,000	3,113
ILFC E-Capital Trust II, 3.48%, 12/21/65, Callable 3/12/21 @ 100 (a)	5,362	4,317
LABL Escrow Issuer LLC 6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,075
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a) (h)	3,000	3,326
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (i)	1,000	10
Lehman Brothers Treasury Co. BV, MTN (m) (s)	1,447	9
See notes to financial statements.

11

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	$2,917	$2,999
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,419
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	1,000	1,086
Navient Corp. 6.75%, 6/25/25	7,000	7,671
6.75%, 6/15/26	5,000	5,511
5.63%, 8/1/33, MTN	6,000	5,741
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	1,000	1,033
OneMain Finance Corp. 8.88%, 6/1/25, Callable 6/1/22 @ 104.44	1,500	1,674
7.13%, 3/15/26	9,000	10,566
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	1,173
5.38%, 11/15/29, Callable 5/15/29 @ 100	3,500	3,856
PPL Capital Funding, Inc., 2.91% (LIBOR03M+267bps), 3/30/67, Callable 3/12/21 @ 100 (c)	5,000	4,654
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (a)	1,500	1,586
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 4/30/25, Callable 4/30/22 @ 104.38 (a)	3,000	3,318
SBL Holdings, Inc., 5.13%, 11/13/26, Callable 9/13/26 @ 100 (a)	5,000	5,037
Starwood Property Trust, Inc., 5.50%, 11/1/23, Callable 8/1/23 @ 100 (a)	1,000	1,045
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	10,778
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	4,541
The Hartford Financial Services Group, Inc., 2.35% (LIBOR03M+213bps), 2/12/67, Callable 3/12/21 @ 100 (a) (c)	2,000	1,836
Zenith National Insurance Capital Trust I, 8.55%, 8/1/28 (a)	2,000	2,525
		174,555
Health Care (7.5%):
Bausch Health Cos., Inc. 5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	4,633	4,772
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)	13,370	13,824
5.25%, 2/15/31, Callable 2/15/26 @ 102.63 (a)	1,000	1,032
Centene Corp. 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	5,000	5,544
3.38%, 2/15/30, Callable 2/15/25 @ 101.69	3,000	3,143
CHS, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	17,000	18,276
CHS/Community Health Systems, Inc. 6.63%, 2/15/25, Callable 2/15/22 @ 103.31 (a)	6,000	6,317
6.88%, 4/15/29, Callable 4/15/24 @ 103.44 (a) (n)	3,000	3,052
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	9,925
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,316
Encompass Health Corp. 5.75%, 9/15/25, Callable 3/12/21 @ 102.88	2,000	2,067
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	531
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 10/1/21 @ 103.25 (a)	2,000	2,066
HCA, Inc. 5.63%, 9/1/28, Callable 3/1/28 @ 100	9,500	11,124
3.50%, 9/1/30, Callable 3/1/30 @ 100	3,000	3,113
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	6,000	6,418

See notes to financial statements.

12

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Molina Healthcare, Inc., 4.38%, 6/15/28, Callable 6/15/23 @ 102.19 (a)	$1,000	$1,045
MPH Acquisition Holdings LLC, 5.75%, 11/1/28, Callable 11/1/23 @ 102.88 (a) (l)	3,000	2,974
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (a) (h)	1,000	1,072
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	2,000	2,152
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (a)	3,250	3,500
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	5,000	5,351
Tenet Healthcare Corp. 6.75%, 6/15/23	5,000	5,412
7.00%, 8/1/25, Callable 3/12/21 @ 103.5 (l)	6,425	6,657
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	8,000	8,450
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	5,000	5,237
6.88%, 11/15/31	3,000	3,246
		139,616
Industrials (6.8%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,500	3,789
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (a)	1,000	1,052
Alaska Airlines Pass Through Trust, 4.80%, 2/15/29 (a)	2,000	2,230
American Airlines, Inc., 11.75%, 7/15/25 (a)	2,000	2,319
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 10.50%, 5/15/25, Callable 5/15/22 @ 107.88 (a) (l)	2,000	2,362
5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a) (l)	1,000	1,011
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 3/12/21 @ 106.34 (a)	4,000	4,051
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	3,099	3,335
Clark Equipment Co., 5.88%, 6/1/25, Callable 6/1/22 @ 102.94 (a)	750	793
Covanta Holding Corp. 5.88%, 7/1/25, Callable 3/12/21 @ 104.41	3,000	3,122
5.00%, 9/1/30, Callable 9/1/25 @ 102.5	1,000	1,055
Delta Air Lines, Inc. 7.00%, 5/1/25 (a)	3,000	3,476
7.38%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,296
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (a)	968	1,072
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	2,500	2,627
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,991
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,077
Howmet Aerospace, Inc. 6.88%, 5/1/25, Callable 4/1/25 @ 100 (h)	5,000	5,837
5.95%, 2/1/37	5,000	6,119
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	4,000	4,215
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 4/15/21 @ 105.34 (a)	2,500	2,661
Matthews International Corp., 5.25%, 12/1/25, Callable 3/12/21 @ 103.94 (a)	3,500	3,565
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	988
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	10,622
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19	2,850	3,326
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	2,053
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,571

See notes to financial statements.

13

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	$2,124	$2,080
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	125	142
Standard Industries, Inc., 3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	2,000	1,979
Textron Financial Corp., 1.96% (LIBOR03M+174bps), 2/15/42, Callable 2/25/21 @ 100 (a) (c)	5,000	3,986
TransDigm, Inc. 8.00%, 12/15/25, Callable 4/8/22 @ 104 (a)	500	547
7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,348
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	9,000	9,276
Uber Technologies, Inc. 8.00%, 11/1/26, Callable 11/1/21 @ 106 (a) (l)	1,000	1,084
7.50%, 9/15/27, Callable 9/15/22 @ 105.63 (a)	2,000	2,193
United Airlines Pass Through Trust, 4.88%, 7/15/27	1,028	1,051
United Rentals North America, Inc. 5.50%, 5/15/27, Callable 5/15/22 @ 102.75	5,000	5,349
4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	3,165
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 3/12/21 @ 104.13 (a)	3,000	3,098
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,123
XPO Logistics, Inc. 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (a)	5,333	5,625
6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (a)	2,000	2,145
		126,806
Information Technology (3.3%):
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,673
Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56 (a)	3,000	3,245
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	2,000	2,139
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (a)	2,000	2,192
CDW LLC/CDW Finance Corp., 4.13%, 5/1/25, Callable 5/1/22 @ 102.06	2,000	2,076
Colt Merger Sub, Inc. 6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	6,000	6,359
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	1,000	1,049
CommScope Technologies LLC 6.00%, 6/15/25, Callable 2/22/21 @ 103 (a)	5,200	5,305
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)	12,000	11,953
Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 2/15/24 @ 101.5	1,000	1,012
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,583
GTT Communications, Inc., 7.88%, 12/31/24, Callable 3/12/21 @ 103.94 (a) (l)	1,000	370
Itron, Inc., 5.00%, 1/15/26, Callable 3/12/21 @ 102.5 (a)	1,500	1,533
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,500	1,564
Microchip Technology, Inc., 4.25%, 9/1/25, Callable 9/1/22 @ 102.13 (a)	3,000	3,141
NCR Corp., 6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	3,263
Rocket Software, Inc., 6.50%, 2/15/29, Callable 2/15/24 @ 103.25 (a)	1,500	1,502
Seagate HDD Cayman, 3.38%, 7/15/31, Callable 1/15/26 @ 101.69 (a)	1,000	975
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 3/12/21 @ 102.63 (a)	2,500	2,578
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,215
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100 (l)	5,000	5,539
		62,266

See notes to financial statements.

14

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Materials (6.0%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	$6,456	$7,031
Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94 (l)	500	525
Arconic Corp. 6.00%, 5/15/25, Callable 5/15/22 @ 103 (a)	2,000	2,151
6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,288
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	3,116
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	1,000	984
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38 (a)	1,500	1,573
Ball Corp., 2.88%, 8/15/30, Callable 5/15/30 @ 100	1,500	1,493
Bway Holding Co., 7.25%, 4/15/25, Callable 3/12/21 @ 103.63 (a)	9,000	8,875
Cleveland Cliffs, Inc. 6.38%, 10/15/25, Callable 3/12/21 @ 103.19 (a) (l)	7,417	7,398
6.75%, 3/15/26, Callable 3/15/22 @ 105.06 (a)	3,000	3,228
Compass Minerals International, Inc., 6.75%, 12/1/27, Callable 12/1/22 @ 103.38 (a)	4,000	4,313
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13	10,000	10,841
HB Fuller Co., 4.25%, 10/15/28, Callable 10/15/23 @ 102.13	1,000	1,024
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,206
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25, Callable 12/15/22 @ 102.13 (a)	2,000	2,013
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (a)	1,000	1,031
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	3,158
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	5,238
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31 (a)	1,000	1,084
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 3/12/21 @ 103.13 (a)	4,000	4,094
PolyOne Corp., 5.75%, 5/15/25, Callable 5/15/22 @ 102.88 (a)	3,000	3,183
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	1,005
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 3/12/21 @ 105.63 (a)	5,000	5,129
The Chemours Co. 5.38%, 5/15/27, Callable 2/15/27 @ 100 (l)	3,000	3,228
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	3,000	3,112
Tronox, Inc., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,216
United States Steel Corp., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (l)	7,500	7,176
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	1,006
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 3/12/21 @ 104.31 (a)	2,000	1,978
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 3/12/21 @ 104 (a) (l)	7,000	7,294
		109,991
Real Estate (1.4%):
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	3,000	3,404
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (a)	3,750	3,818

See notes to financial statements.

15

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	$5,000	$5,283
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,122
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	1,000
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,389
Service Properties Trust 4.95%, 2/15/27, Callable 8/15/26 @ 100 (l)	2,000	1,928
4.95%, 10/1/29, Callable 7/1/29 @ 100	2,000	1,906
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	2,100
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	782
		25,732
Utilities (1.8%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38 (a)	500	529
Calpine Corp. 4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	3,085
4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	10,000	10,092
Genesis Energy LP, 6.50%, 10/1/25, Callable 3/12/21 @ 104.88	4,000	3,685
NRG Energy, Inc. 7.25%, 5/15/26, Callable 5/15/21 @ 103.63	1,500	1,572
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,265
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	1,000	1,041
PG&E Corp. 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,000	1,077
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	2,000	2,205
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	3,000	3,172
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,280
		35,003
Total Corporate Bonds (Cost $1,208,916)		1,297,437
Yankee Dollars (15.1%)
Communication Services (2.1%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)	10,000	10,081
Altice France SA 7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (a)	10,000	10,478
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	6,000	6,630
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/30, Callable 4/17/30 @ 100 (a)	1,000	1,079
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)	1,695	1,769
8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a) (l)	3,000	3,136
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	6,609
		39,782

See notes to financial statements.

16

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (1.5%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 3/12/21 @ 103.19 (a)	$3,000	$3,089
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 2/22/21 @ 103.94 (a) (l)	1,000	993
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a) (q)	3,524	3,900
International Game Technology PLC 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,328
6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,435
Jaguar Land Rover Automotive PLC 7.75%, 10/15/25, Callable 10/15/22 @ 103.88 (a)	200	217
5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	2,000	2,048
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	3,124
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	3,000	3,156
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a) (l)	2,000	2,124
Wynn Macau Ltd., 5.13%, 12/15/29, Callable 12/15/24 @ 102.56 (a) (l)	3,000	3,029
		28,443
Consumer Staples (0.6%):
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,646
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	2,277
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a) (l)	3,000	3,191
		12,114
Energy (1.3%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	2,357
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (a) (l)	3,060	3,321
Meg Energy Corp., 7.00%, 3/31/24, Callable 2/18/21 @ 101.17 (a)	2,000	2,027
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	3,072
Petroleos Mexicanos 6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	5,017
5.95%, 1/28/31, Callable 10/28/30 @ 100	3,000	2,849
Tecpetrol SA, 4.88%, 12/12/22, Callable 2/22/21 @ 102.44 (a) (l)	3,000	2,886
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a) (l)	2,415	2,115
		23,644
Financials (3.3%):
Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	5,000	5,124
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a) (c)	4,500	5,067
Deutsche Bank AG 4.30% (USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (c)	2,000	2,053
5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (c)	4,000	4,652
4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	14,000	14,960
Intelsat Jackson Holdings SA 5.50%, 8/1/23, Callable 3/12/21 @ 100.92 (o)	2,000	1,397
8.50%, 10/15/24, Callable 3/12/21 @ 106.38 (a) (o)	2,000	1,452

See notes to financial statements.

17

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	$5,000	$5,642
Natwest Group PLC, 2.57% (LIBOR03M+232bps), Callable 9/30/27 @ 100 (c) (m)	2,900	2,843
Rede D'or Finance S.A.R.L, 4.50%, 1/22/30, Callable 10/22/29 @ 100 (a)	3,000	3,056
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a) (c)	10,000	11,895
		58,141
Health Care (0.8%):
Bausch Health Cos., Inc. 6.13%, 4/15/25, Callable 3/12/21 @ 103.06 (a)	2,000	2,049
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,575
Teva Pharmaceutical Finance Netherlands III BV 6.75%, 3/1/28, Callable 12/1/27 @ 100 (l)	3,000	3,370
4.10%, 10/1/46	3,000	2,638
		13,632
Industrials (1.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27 @ 100 (h)	5,000	5,368
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	5,296	5,106
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	1,013
Bombardier, Inc. 7.50%, 3/15/25, Callable 3/12/21 @ 103.75 (a)	10,000	9,352
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)	5,000	4,671
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	2,931	1,817
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	3,167	3,422
		30,749
Materials (2.6%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	4,000	4,372
ArcelorMittal, 7.25%, 10/15/39	8,000	11,551
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,263
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (a)	2,342	2,602
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 3/12/21 @ 105.63 (a)	10,000	10,336
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (a) (l)	3,000	3,202
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,217
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,325
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,944
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (a) (l)	2,000	2,127
Vedanta Resources Ltd., 6.38%, 7/30/22 (a)	2,000	1,815
		51,754
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	1,000	1,082
Sovereign Bond (0.2%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	3,000	2,878

See notes to financial statements.

18

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (0.9%):
AES Gener SA, 7.13% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a) (c)	$5,000	$5,503
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a) (c) (m)	3,000	3,139
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	2,708	2,872
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a) (c)	4,975	5,805
		17,319
Total Yankee Dollars (Cost $256,240)		279,538
Municipal Bonds (0.2%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	1,720	1,991
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,442
Total Municipal Bonds (Cost $3,095)		3,433
Commercial Paper (3.9%)
FMC Corp. 1.64%, 2/1/21 (a) (r)	15,000	14,999
0.70%, 2/24/21 (a) (r)	3,400	3,398
Hannover Funding Co. LLC, 0.99%, 2/1/21 (a) (r)	8,200	8,200
Jabil, Inc. 1.00%, 2/3/21 (a) (r)	14,000	13,999
0.90%, 2/4/21 (a) (r)	4,200	4,200
Ovintiv, Inc. 1.10%, 2/8/21 (a) (r)	8,675	8,673
1.14%, 2/22/21 (a) (r)	700	700
Plains All America Pipeline, 0.25%, 2/3/21 (a) (r)	18,000	17,999
Total Commercial Paper (Cost $72,170)		72,168
Exchange-Traded Funds (2.7%)
iShares iBoxx High Yield Corporate Bond ETF (h) (l)	322,401	28,039
SPDR Bloomberg Barclays High Yield Bond ETF (h)	205,813	22,310
Total Exchange-Traded Funds (Cost $48,296)		50,349
Collateral for Securities Loaned^ (3.1%)
Federated Government Obligations Fund Institutional Shares, 0.01% (t)	9,798,451	9,798
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (t)	7,424,551	7,425
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (t)	13,101,576	13,102
HSBC U.S. Government Money Market Fund I Shares, 0.03% (t)	26,799,009	26,799
Total Collateral for Securities Loaned (Cost $57,124)		57,124
Total Investments (Cost $1,788,139) — 102.5%		1,901,063
Liabilities in excess of other assets — (2.5)%		(46,868)
NET ASSETS — 100.00%		$1,854,195

See notes to financial statements.

19

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

At January 31, 2021, the Fund's investments in foreign securities were 15.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $978,475 (thousands) and amounted to 52.8% of net assets.

(b)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2021.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.

(d)  Security is interest only.

(e)  Rounds to less than $1 thousand.

(f)  Non-income producing security.

(g)  Amount represents less than 0.05% of net assets.

(h)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.1% of the Fund's net assets.

(j)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of the Fund's net assets as of January 31, 2021. (See Note 2 in the Notes to Financial Statements)

(k)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(l)  All or a portion of this security is on loan.

(m)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(n)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(o)  Defaulted security

(p)  At January 31, 2021, the issuer was in bankruptcy.

(q)  All of the coupon is paid in kind.

(r)  Rate represents the effective yield at January 31, 2021.

(s)  Zero-coupon bond.

(t)  Rate disclosed is the daily yield on January 31, 2021.

(u)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

ADR — American Depositary Receipt

bps — Basis points

See notes to financial statements.

20

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment in-kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2021.

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2021

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2021.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA High Income Fund
Assets:
Investments, at value (Cost $1,788,139)	$1,901,063 (a)
Deposit with brokers for futures contracts	90
Receivables:
Interest and dividends	25,390
Capital shares issued	391
Investments sold	6,066
From Adviser	16
Prepaid expenses	46
Total Assets	1,933,062
Liabilities:
Payables:
Collateral received on loaned securities	57,124
To custodian	454
Investments purchased	18,480
Capital shares redeemed	1,506
Accrued expenses and other payables:
Investment advisory fees	703
Administration fees	201
Custodian fees	27
Transfer agent fees	310
Compliance fees	1
12b-1 fees	1
Other accrued expenses	60
Total Liabilities	78,867
Net Assets:
Capital	1,972,726
Total accumulated earnings/(loss)	(118,531)
Net Assets	$1,854,195
Net Assets
Fund Shares	$992,033
Institutional Shares	849,320
Class A	7,542
R6 Shares	5,300
Total	$1,854,195
Shares (unlimited number of shares authorized with no par value):
Fund Shares	127,042
Institutional Shares	108,899
Class A	963
R6 Shares	679
Total	237,583
Net asset value, offering and redemption price per share: (b)
Fund Shares	$7.81
Institutional Shares	$7.80
Class A	$7.83
R6 Shares	$7.80
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$8.01

(a)  Includes $55,204 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

	USAA High Income Fund
Investment Income:
Dividends	$3,432
Interest	51,211
Securities lending (net of fees)	81
Total Income	54,724
Expenses:
Investment advisory fees	4,033
Administration fees — Fund Shares	760
Administration fees — Institutional Shares	408
Administration fees — Class A	6
Administration fees — R6 Shares	1
Sub-Administration fees	12
12b-1 fees — Class A	9
Custodian fees	75
Transfer agent fees — Fund Shares	685
Transfer agent fees — Institutional Shares	408
Transfer agent fees — Class A	4
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	26
Compliance fees	6
Legal and audit fees	82
State registration and filing fees	47
Interfund lending fees	—	(a)
Other expenses	101
Total Expenses	6,663
Expenses waived/reimbursed by Adviser	(44)
Net Expenses	6,619
Net Investment Income (Loss)	48,105
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	266
Net change in unrealized appreciation/depreciation on investment securities	86,056
Net realized/unrealized gains (losses) on investments	86,322
Change in net assets resulting from operations	$134,427

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA High Income Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$48,105	$112,163
Net realized gains (losses) from investments	266	(149,455)
Net change in unrealized appreciation/depreciation on investments	86,056	28,915
Change in net assets resulting from operations	134,427	(8,377)
Distributions to Shareholders:
Fund Shares	(24,977)	(64,546)
Institutional Shares	(20,570)	(45,706)
Class A	(174)	(507)
R6 Shares	(133)	(310)
Change in net assets resulting from distributions to shareholders	(45,854)	(111,069)
Change in net assets resulting from capital transactions	(73,083)	(183,394)
Change in net assets	15,490	(302,840)
Net Assets:
Beginning of period	1,838,705	2,141,545
End of period	$1,854,195	$1,838,705
Capital Transactions:
Fund Shares
Proceeds from shares issued	$45,254	$170,453
Distributions reinvested	23,148	59,873
Cost of shares redeemed	(152,481)	(338,042)
Total Fund Shares	$(84,079)	$(107,716)
Institutional Shares
Proceeds from shares issued	$93,594	$153,393
Distributions reinvested	20,528	44,791
Cost of shares redeemed	(102,853)	(272,137)
Total Institutional Shares	$11,269	$(73,953)
Class A
Proceeds from shares issued	$49	$957
Distributions reinvested	51	216
Cost of shares redeemed	(98)	(3,341)
Total Class A	$2	$(2,168)
R6 Shares
Proceeds from shares issued	$104	$858
Distributions reinvested	11	29
Cost of shares redeemed	(390)	(444)
Total R6 Shares	$(275)	$443
Change in net assets resulting from capital transactions	$(73,083)	$(183,394)

(continues on next page)

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA High Income Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Share Transactions:
Fund Shares
Issued	5,917	22,775
Reinvested	3,057	8,026
Redeemed	(20,027)	(46,089)
Total Fund Shares	(11,053)	(15,288)
Institutional Shares
Issued	12,312	21,816
Reinvested	2,713	6,030
Redeemed	(13,600)	(36,069)
Total Institutional Shares	1,425	(8,223)
Class A
Issued	6	126
Reinvested	7	29
Redeemed	(13)	(457)
Total Class A	— (a)	(302)
R6 Shares
Issued	14	113
Reinvested	1	4
Redeemed	(52)	(61)
Total R6 Shares	(37)	56
Change in Shares	(9,665)	(23,757)

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA High Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$7.44	0.20	(d)	0.36	0.56	(0.19)	(0.19)
Year Ended July 31, 2020	$7.91	0.44	(d)	(0.47)	(0.03)	(0.44)	(0.44)
Year Ended July 31, 2019	$8.01	0.47		(0.10)	0.37	(0.47)	(0.47)
Year Ended July 31, 2018	$8.27	0.47		(0.26)	0.21	(0.47)	(0.47)
Year Ended July 31, 2017	$7.90	0.47		0.37	0.84	(0.47)	(0.47)
Year Ended July 31, 2016	$8.17	0.48		(0.28)	0.20	(0.47)	(0.47)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$7.43	0.20	(d)	0.36	0.56	(0.19)	(0.19)
Year Ended July 31, 2020	$7.90	0.44	(d)	(0.47)	(0.03)	(0.44)	(0.44)
Year Ended July 31, 2019	$8.00	0.47		(0.09)	0.38	(0.48)	(0.48)
Year Ended July 31, 2018	$8.26	0.48		(0.26)	0.22	(0.48)	(0.48)
Year Ended July 31, 2017	$7.90	0.48		0.36	0.84	(0.48)	(0.48)
Year Ended July 31, 2016	$8.16	0.48		(0.26)	0.22	(0.48)	(0.48)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	—		$7.81	7.62%	0.75%	5.18%	0.75%	$992,033	15%
Year Ended July 31, 2020	—		$7.44	(0.27)%	0.81%	5.82%	0.81%	$1,027,510	48%
Year Ended July 31, 2019	—	(e)	$7.91	4.85%	0.85%	5.93%	0.85%	$1,212,711	31%
Year Ended July 31, 2018	—	(e)	$8.01	2.65%	0.81%	5.79%	0.81%	$1,207,790	22%
Year Ended July 31, 2017	—	(e)	$8.27	10.92%	0.83%	5.80%	0.83%	$1,225,990	21%
Year Ended July 31, 2016	—	(e)	$7.90	2.95%	0.82%	6.22%	0.82%	$1,105,081	36%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	—		$7.80	7.67%	0.67%	5.26%	0.68%	$849,320	15%
Year Ended July 31, 2020	—		$7.43	(0.19)%	0.72%	5.91%	0.73%	$798,688	48%
Year Ended July 31, 2019	—	(e)	$7.90	4.94%	0.78%	6.00%	0.78%	$913,599	31%
Year Ended July 31, 2018	—	(e)	$8.00	2.74%	0.72%	5.88%	0.72%	$966,124	22%
Year Ended July 31, 2017	—	(e)	$8.26	10.89%	0.75%	5.89%	0.75%	$970,767	21%
Year Ended July 31, 2016	—	(e)	$7.90	3.19%	0.71%	6.32%	0.71%	$990,980	36%

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Financial Highlight — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA High Income Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	$7.46	0.19	(d)	0.36	0.55	(0.18)	(0.18)
Year Ended July 31, 2020	$7.93	0.43	(d)	(0.48)	(0.05)	(0.42)	(0.42)
Year Ended July 31, 2019	$8.03	0.46		(0.10)	0.36	(0.46)	(0.46)
Year Ended July 31, 2018	$8.28	0.46		(0.26)	0.20	(0.45)	(0.45)
Year Ended July 31, 2017	$7.92	0.46		0.35	0.81	(0.45)	(0.45)
Year Ended July 31, 2016	$8.18	0.44		(0.25)	0.19	(0.45)	(0.45)
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	$7.43	0.20	(d)	0.36	0.56	(0.19)	(0.19)
Year Ended July 31, 2020	$7.90	0.45	(d)	(0.47)	(0.02)	(0.45)	(0.45)
Year Ended July 31, 2019	$8.01	0.48		(0.10)	0.38	(0.49)	(0.49)
Year Ended July 31, 2018	$8.26	0.48		(0.25)	0.23	(0.48)	(0.48)
December 1, 2016 (h) through July 31, 2017	$7.98	0.32		0.28	0.60	(0.32)	(0.32)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	—		$7.83	7.48%	0.93%		5.00%	1.25%	$7,542	15%
Year Ended July 31, 2020	—		$7.46	(0.44)%	0.98%		5.63%	1.09%	$7,184	48%
Year Ended July 31, 2019	—	(e)	$7.93	4.69%	1.00%		5.78%	1.21%	$10,021	31%
Year Ended July 31, 2018	—	(e)	$8.03	2.55%	1.02	%(f)	5.58%	1.13%	$10,019	22%
Year Ended July 31, 2017	—	(e)	$8.28	10.49%	1.08	%(g)	5.55%	1.15%	$10,096	21%
Year Ended July 31, 2016	—	(e)	$7.92	2.73%	1.15%		5.88%	1.19%	$9,183	36%
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	—		$7.80	7.70%	0.59%		5.34%	0.81%	$5,300	15%
Year Ended July 31, 2020	—		$7.43	(0.12)%	0.64%		5.98%	0.82%	$5,323	48%
Year Ended July 31, 2019	—		$7.90	4.95%	0.65%		6.13%	0.96%	$5,214	31%
Year Ended July 31, 2018	—		$8.01	2.94%	0.65%		5.95%	0.92%	$5,055	22%
December 1, 2016 (h) through July 31, 2017	—		$8.26	7.64%	0.65%		5.88%	1.26%	$5,177	21%

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.05% of the Class A average daily net assets.

(g)  Prior to December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.15% of the Class A average daily net assets.

(h)  Commencement of operations.

See notes to financial statements.

29

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA High Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1		Level 2	Level 3		Total
Asset-Backed Securities	$—		$2,853	$—		$2,853
Collateralized Mortgage Obligations	—		4,553	—		4,553
Common Stocks	29,609		2,183	60		31,852
Preferred Stocks	29,813		22,823	—		52,636
Warrants	—	(a)	—	—		—	(a)
Convertible Corporate Bonds	—		1,213	—		1,213
Senior Secured Loans	—		47,901	6		47,907
Corporate Bonds	—		1,297,437	—	(b)	1,297,437
Yankee Dollars	—		279,538	—		279,538
Municipal Bonds	—		3,433	—		3,433
Commercial Paper	—		72,168	—		72,168
Exchange-Traded Funds	50,349		—	—		50,349
Collateral for Securities Loaned	57,124		—	—		57,124
Total	$166,895		$1,734,102	$66		$1,901,063

(a)  Less than $1 thousand.

(b)  Zero market value security.

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g.,

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund invests in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$55,204	$—	$57,124

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Purchases	Sales	Net Realized Gains (Losses)
$—	$18,900	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$265,140	$328,576

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.4%
USAA Target Retirement Income Fund	1.8%
USAA Target Retirement 2030 Fund	3.1%
USAA Target Retirement 2040 Fund	2.8%
USAA Target Retirement 2050 Fund	0.8%
USAA Target Retirement 2060 Fund	0.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of each class within the Lipper High Yield Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(333), $(234), $(3) and $(1) for Fund Shares, Institutional Shares, Class A and R6 shares, respectively, in thousands. Performance adjustments were (0.07)%, (0.06)%, (0.07)% and (0.06%) for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15% and 0.05% of average daily net assets for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10% and 0.01% of average daily net assets of the Institutional Shares, Class A and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to VCTA for the period ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.83%, 0.73%, 1.00%, and 0.65% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$10	$69	$44	$123

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$6,167	1	0.62%	$6,167

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

At July 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$44,065	$192,353	$236,418

40

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,076.20	$1,021.42	$3.92	$3.82	0.75%
Institutional Shares	1,000.00	1,076.70	1,021.83	3.51	3.41	0.67%
Class A	1,000.00	1,074.80	1,020.52	4.86	4.74	0.93%
R6 Shares	1,000.00	1,077.00	1,022.23	3.09	3.01	0.59%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

41

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA High Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

42

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended September 30, 2020, and was above the average of its performance universe and below its Lipper index for the ten-year period ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance. The Board also took into account management's discussion of the Fund's stronger longer-term performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

43

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

44

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40051-0321

JANUARY 31, 2021

Semi Annual Report

USAA Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

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USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	48
Supplemental Information (Unaudited)	60
Proxy Voting and Portfolio Holdings Information	60
Expense Examples	60
Considerations of the Board in Continuing the Investment Advisory Agreement	61
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust USAA Income Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with maximum current income without undue risk to principal.

Asset Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

USAA Mutual Funds Trust USAA Income Fund (continued)	January 31, 2021

  (Unaudited)

Portfolio Ratings Mix:

January 31, 2021

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As a part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.5%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 5/18/22 @ 100	$1,921	$1,984
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 12/18/22 @ 100	4,000	4,181
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 5/18/22 @ 100	5,000	5,075
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22, Callable 3/8/21 @ 100	9,254	9,272
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	4,500	4,612
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	2,356	2,371
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	7,500	8,060
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	6,000	6,087
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	5,250	5,707
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26, Callable 4/20/25 @ 100 (a)	12,500	13,088
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	7,083	7,159
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,880
California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.76%, 12/15/23, Callable 6/15/21 @ 100	2,309	2,337
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	6,500	6,551
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	2,300	2,428
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 3/19/22 @ 100 (a)	1,590	1,643
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	1,250	1,284
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 7/19/23 @ 100 (a)	2,000	2,054
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 7/19/23 @ 100 (a)	6,067	6,234
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,924	2,032
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 9/15/23 @ 100	3,611	3,817
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 11/15/22 @ 100	1,470	1,556
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	6,375	6,637
CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23, Callable 9/15/21 @ 100	2,000	2,036

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 6/14/24 @ 100 (a)	$2,000	$2,045
Chesapeake Funding LLC, Series 2018-2A, Class B, 3.52%, 8/15/30, Callable 9/15/21 @ 100 (a)	6,000	6,105
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 9/15/22 @ 100 (a)	6,000	6,277
CIT Education Loan Trust, Series 2007-1, Class B, 0.55% (LIBOR03M+30bps), 6/25/42, Callable 6/25/31 @ 100 (a) (b)	4,297	3,809
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 6/15/23 @ 100	1,100	1,153
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 4/15/23 @ 100 (a)	2,500	2,550
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	4,118	4,272
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a) (c)	1,687	1,687
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	3,000	3,081
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	1,550	1,610
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	6,150	6,381
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	5,132	5,190
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (a)	3,594	3,651
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (a)	8,000	8,423
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,832
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 2/15/23 @ 100 (a)	4,463	4,632
Flagship Credit Auto Trust, Series 2016-4, Class D, 3.89%, 11/15/22, Callable 10/15/21 @ 100 (a)	6,795	6,901
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/24 @ 100 (a)	3,898	4,345
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	12,314	13,045
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,619
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,247
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a) (c)	3,281	3,281
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (a)	2,775	2,852
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 7/16/23 @ 100	1,500	1,570
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	1,819	1,823
Hertz Vehicle Financing LLC, Series 2018-3, Class A, 4.03%, 7/25/24 (a)	1,045	1,047

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (a)	$1,810	$1,816
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	565	567
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	6,250	6,270
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	2,700	2,755
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 4/20/23 @ 100 (a)	8,333	8,408
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	3,846	3,920
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	834	860
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 8/16/24 @ 100 (a)	2,750	2,855
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 7/16/23 @ 100 (a)	3,342	3,377
Navient Student Loan Trust, Series 2015-2, Class B, 1.63% (LIBOR01M+150bps), 8/25/50, Callable 3/25/29 @ 100 (b)	3,000	2,890
Navient Student Loan Trust, Series 2018-2A, Class B, 1.28% (LIBOR01M+115bps), 3/25/67, Callable 5/25/33 @ 100 (a) (b)	3,500	3,247
Nelnet Student Loan Trust, Series 2005-4, Class B, 0.52% (LIBOR03M+28bps), 9/22/35, Callable 9/22/28 @ 100 (b)	1,065	934
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	6,500	6,658
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (a)	15,625	16,463
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	12,000	12,495
OSCAR US Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25 (a)	4,760	4,910
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,613
Renew, Series 2017-2, Class A, 3.22%, 9/22/53, Callable 9/20/28 @ 100 (a)	1,053	1,090
Renew, Series 2018-1, Class A, 3.95%, 9/20/53, Callable 5/20/27 @ 100 (a)	4,146	4,354
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (a)	1,500	1,662
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 7/15/23 @ 100	3,188	3,227
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 2/20/21 @ 100 (a)	867	877
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 2/20/21 @ 100 (a)	531	531
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (a)	3,824	3,853
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 4/20/25 @ 100 (a)	10,000	10,106
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 2/20/21 @ 100 (a)	6,000	6,000
SLM Student Loan Trust, Series 2012-6, Class B, 1.13% (LIBOR01M+100bps), 4/27/43, Callable 3/25/28 @ 100 (b)	20,862	19,576
SLM Student Loan Trust, Series 2003-14, Class B, 0.77% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (b)	1,555	1,459
SLM Student Loan Trust, Series 2006-10, Class B, 0.44% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	1,869	1,691

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2006-9, Class B, 0.45% (LIBOR03M+23bps), 1/25/41, Callable 10/25/32 @ 100 (b)	$4,617	$4,178
SLM Student Loan Trust, Series 2007-7, Class B, 0.97% (LIBOR03M+75bps), 10/27/70, Callable 10/25/23 @ 100 (b)	5,740	5,343
SLM Student Loan Trust, Series 2007-1, Class B, 0.44% (LIBOR03M+22bps), 1/27/42, Callable 4/25/29 @ 100 (b)	6,500	5,935
SLM Student Loan Trust, Series 2005-9, Class B, 0.52% (LIBOR03M+30bps), 1/25/41, Callable 4/25/31 @ 100 (b)	1,403	1,303
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	18,417	19,711
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	5,500	5,553
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	1,095	1,130
TRIP Rail Master Funding LLC, Series 2014-1A, Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100 (a)	10,000	10,105
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (a)	3,334	3,491
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 1/10/22 @ 100 (a)	3,000	3,073
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	1,400	1,460
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	8,109
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 9/15/22 @ 100 (a)	2,340	2,385
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	4,000	4,080
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,212
Total Asset-Backed Securities (Cost $437,630)		450,045
Collateralized Mortgage Obligations (5.2%)
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	9,817
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.66%, 7/10/44 (d)	1,937	386
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62	7,123	7,836
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 3/15/27 @ 100	5,600	6,179
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	9,900	10,379
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.21% (LIBOR01M+108bps), 10/15/36 (a) (b)	5,859	5,880
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.54%, 3/9/44 (a) (d)	5,000	5,345
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (a)	1,875	2,003
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	10,171
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 3/15/29 @ 100	6,000	6,598

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	$10,000	$10,792
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (d)	9,500	10,801
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.62%, 7/10/47, Callable 7/10/24 @ 100	2,500	2,738
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24 (a)	8,100	8,728
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	10,000	10,811
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	4,349
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 8/10/56, Callable 8/10/29 @ 100	10,339	11,240
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	7,833	8,492
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	8,600	8,613
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50, Callable 5/10/25 @ 100 (e)	15,000	16,825
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 9/15/22 @ 100 (a)	5,925	6,008
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (d)	10,500	11,407
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (d)	6,300	7,024
COMM Mortgage Trust, Series 2014-CCRE19, Class A5, 3.80%, 8/10/47, Callable 8/10/24 @ 100	5,000	5,518
COMM Mortgage Trust, Series 2014-CCRE19, Class AM, 4.08%, 8/10/47, Callable 8/10/24 @ 100	7,500	8,235
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	2,000	2,204
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (a)	3,500	3,624
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (d)	2,500	2,663
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 1.84%, 5/15/45, Callable 5/15/22 @ 100 (d) (f)	30,030	458
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (a)	2,500	2,530
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	4,750	4,863
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (a)	2,500	2,523
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a) (d)	10,000	10,996
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a) (d) (f)	190,667	2,141
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	10,465
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	5,000	5,203
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,988

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	$4,667	$4,742
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (e)	3,001	3,049
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.04%, 5/10/45, Callable 5/10/22 @ 100 (d) (f)	18,035	144
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	4,231	4,653
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	3,571	3,916
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46, Callable 8/10/23 @ 100	5,000	5,416
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	6,000	6,728
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/11/24 @ 100 (d)	9,000	9,885
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45, Callable 6/15/22 @ 100	11,745	12,217
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 4/15/22 @ 100 (d)	10,697	10,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43 (a) (d)	4,000	3,991
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.65%, 11/15/43 (a) (d)	15,000	14,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	2,500	2,575
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	8,350
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	3,200	3,343
Morgan Stanley Capital Trust, Series 2011-C2, Class B, 5.20%, 6/15/44, Callable 6/15/21 @ 100 (a) (d)	2,750	2,737
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.03%, 5/15/48 (d)	7,000	7,692
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45, Callable 3/15/22 @ 100	3,000	3,044
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (d) (f)	44,941	642
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45, Callable 4/10/22 @ 100	15,000	15,204
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45, Callable 4/10/22 @ 100	9,375	9,714
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63, Callable 7/10/22 @ 100 (a)	2,313	2,392
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	4,105
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (a) (d) (f)	22,791	480
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	7,000	7,761
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	5,107
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	5,252

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class B, 5.19%, 6/15/44 (a) (d)	$6,500	$6,591
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (d)	10,000	10,338
Total Collateralized Mortgage Obligations (Cost $403,850)		421,102
Common Stocks (0.0%) (g)
Energy (0.0%):
Whiting Petroleum Corp. (h)	77,828	1,583
Financials (0.0%):
MFA Financial, Inc.	199,850	727
Total Common Stocks (Cost $6,423)		2,310
Preferred Stocks (0.8%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (i)	$200,000	5,692
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (i)	172,520	17,166
		22,858
Financials (0.0%): (g)
Citigroup Capital, 6.58% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,123
Real Estate (0.5%):
Equity Residential, cumulative redeemable, Series K, 8.29% (i)	111,611	7,199
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (i)	219,731	14,465
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (i) (j)	284,623	20,393
		42,057
Total Preferred Stocks (Cost $52,965)		66,038
Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 2.38% (LIBOR01M+225bps), 7/17/25 (b)	2,369	2,350
Reynolds Group Holdings, Inc., 2017 Incremental US Term Loans, First Lien, 2.90% (LIBOR01M+275bps), 2/5/23 (b)	3,217	3,215
Terex Corp., Incremental U.S. Term Loan, First Lien, 2.75% (LIBOR03M+200bps), 1/31/24 (b)	4,728	4,716
Total Senior Secured Loans (Cost $10,300)		10,281
Corporate Bonds (48.0%)
Communication Services (2.5%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	5,000	5,645
AT&T, Inc. 2.30%, 6/1/27, Callable 4/1/27 @ 100	12,000	12,653
4.50%, 5/15/35, Callable 11/15/34 @ 100	5,000	5,919
3.10%, 2/1/43, Callable 8/1/42 @ 100	10,000	9,699
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,514
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 3/12/21 @ 102.88 (a)	5,000	5,158

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CenturyLink, Inc. 5.80%, 3/15/22	$10,000	$10,447
6.75%, 12/1/23	2,000	2,219
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	12,000	16,156
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	2,433
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	17,631
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 5/15/21 @ 100 (a)	10,000	10,063
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,163
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	11,385
Fox Corp. 3.05%, 4/7/25, Callable 3/7/25 @ 100	3,571	3,890
4.71%, 1/25/29, Callable 10/25/28 @ 100	7,600	9,106
Qwest Corp., 6.75%, 12/1/21	5,000	5,229
Sprint Corp., 7.25%, 9/15/21	2,250	2,327
The Walt Disney Co., 2.20%, 1/13/28	8,000	8,457
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,051
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (e)	15,333	17,309
2.55%, 2/15/31, Callable 11/15/30 @ 100 (a)	10,000	10,233
Verizon Communications, Inc. 1.75%, 1/20/31, Callable 10/20/30 @ 100	8,000	7,863
4.40%, 11/1/34, Callable 5/1/34 @ 100	5,000	6,121
4.13%, 8/15/46	5,000	5,848
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	7,000	7,757
		203,276
Consumer Discretionary (1.5%):
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	12,000	14,538
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	7,200	8,650
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100	1,875	2,659
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (e)	8,000	10,283
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a) (c)	4,250	4,277
Hasbro, Inc. 3.55%, 11/19/26, Callable 9/19/26 @ 100	12,000	13,304
3.90%, 11/19/29, Callable 8/19/29 @ 100 (e)	4,150	4,634
Horace Mann School, 3.27%, 7/1/27	2,500	2,747
Marriott International, Inc. 5.75%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,840	2,134
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,665
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,131
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,337
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	7,500	8,881
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,534
Smithsonian Institution 1.51%, 9/1/26	1,250	1,282
1.61%, 9/1/27	1,150	1,178
2.65%, 9/1/39	2,000	2,015

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Art Institute of Chicago, 3.23%, 3/1/22	$2,750	$2,819
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,900
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,161
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,736
Volkswagen Group of America Finance LLC 1.25%, 11/24/25, Callable 10/24/25 @ 100 (a)	5,000	5,029
3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,834
		120,728
Consumer Staples (2.0%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	5,133	5,628
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	24,700
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,753
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	16,529
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,308
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	6,012
Keurig Dr Pepper, Inc. 4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,600
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	6,080
Kraft Heinz Foods Co. 3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,913
3.75%, 4/1/30, Callable 1/1/30 @ 100	3,750	4,055
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	16,753
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,288
Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	3,500	4,002
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	4,000	4,315
PepsiCo, Inc., 4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	6,347
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	12,155
Smithfield Foods, Inc. 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,595
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	11,843
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	4,304	5,553
		165,429
Energy (6.9%):
Boardwalk Pipelines LP 4.95%, 12/15/24, Callable 9/15/24 @ 100	15,000	16,869
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	11,354
Buckeye Partners LP 4.13%, 12/1/27, Callable 9/1/27 @ 100	7,500	7,637
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	14,593
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	22,364	24,563
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	11,194
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	17,202
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100 (k)	10,000	11,491
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	4,042	4,146
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b)	15,000	13,455
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	5,000	5,361

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100 (k)	$10,000	$9,865
Energy Transfer Operating LP 4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,632
3.23% (LIBOR03M+302bps), 11/1/66, Callable 3/12/21 @ 100 (b)	15,010	10,315
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,590
EnLink Midstream Partners LP 4.15%, 6/1/25, Callable 3/1/25 @ 100	14,000	13,644
4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	9,710
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100 (k)	10,000	10,699
EOG Resources, Inc. 4.38%, 4/15/30, Callable 1/15/30 @ 100	1,154	1,374
3.90%, 4/1/35, Callable 10/1/34 @ 100	10,000	11,392
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	6,514
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	9,569	12,155
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	13,562
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	9,076
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	8,000	8,387
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	5,582
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (e)	7,500	8,302
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	15,000	15,754
Marathon Petroleum Corp. 4.70%, 5/1/25, Callable 4/1/25 @ 100	1,875	2,137
4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	11,470
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	25,650
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	8,288
Murphy Oil Corp., 5.75%, 8/15/25, Callable 3/12/21 @ 104.31	5,000	4,803
Newfield Exploration Co. 5.63%, 7/1/24	6,730	7,314
5.38%, 1/1/26, Callable 10/1/25 @ 100	9,500	10,366
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,900
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,710
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	13,000	12,537
3.00%, 2/15/27, Callable 11/15/26 @ 100	5,000	4,656
3.50%, 8/15/29, Callable 5/15/29 @ 100	3,279	3,043
4.40%, 8/15/49, Callable 2/15/49 @ 100	7,500	6,423
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	5,000	5,665
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	2,500	3,190
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,881
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	8,000	7,784
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	14,287
Rockies Express Pipeline LLC 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	14,768
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	3,150
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	15,000	17,814
Schlumberger Holdings Corp. 4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,089
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	16,420

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Southwestern Energy Co. 6.20%, 1/23/25, Callable 10/23/24 @ 100	$2,000	$2,098
7.50%, 4/1/26, Callable 4/1/21 @ 105.63 (k)	5,000	5,231
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	5,000	5,322
The Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	11,150
TransCanada PipeLines Ltd., 2.43% (LIBOR03M+221bps), 5/15/67, Callable 3/12/21 @ 100 (b)	12,124	9,791
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,902
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a) (k)	1,820	1,719
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	6,364	6,431
Western Midstream Operating LP 5.38%, 6/1/21, Callable 3/1/21 @ 100	10,000	10,031
3.10%, 2/1/25, Callable 1/1/25 @ 100	4,211	4,360
		566,352
Financials (15.0%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	9,000	9,132
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	4,750	5,357
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,684
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	11,698
AmSouth Bancorp, 6.75%, 11/1/25	5,000	6,078
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,016
Ares Capital Corp. 3.50%, 2/10/23, Callable 1/10/23 @ 100	5,300	5,569
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	5,416
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	5,418
Assurant, Inc. 4.90%, 3/27/28, Callable 12/27/27 @ 100	5,000	5,821
3.70%, 2/22/30, Callable 11/22/29 @ 100 (k)	3,846	4,279
Athene Global Funding 1.45%, 1/8/26 (a)	9,000	9,010
2.45%, 8/20/27 (a)	10,000	10,535
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,200
Atlantic Union Bankshares Corp., 5.00% (LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (b)	10,000	10,171
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	5,846
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,879
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b) (k)	8,572	8,752
Bank of America Corp. 4.20%, 8/26/24, MTN (e)	10,000	11,158
3.95%, 4/21/25, MTN	5,000	5,584
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,905
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100 (k)	10,000	11,457
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	22,412
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	10,000	11,889
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	8,000	8,645

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	$10,000	$11,331
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	7,833	7,719
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	15,000	17,077
CIT Group, Inc. 5.25%, 3/7/25, Callable 12/7/24 @ 100	5,000	5,744
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	14,235
Citigroup, Inc. 4.40%, 6/10/25	10,000	11,338
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	11,307
Citizens Financial Group, Inc. 4.15%, 9/28/22 (a)	15,000	15,791
2.64%, 9/30/32, Callable 7/2/32 @ 100 (a)	5,500	5,655
COMM Mortgage Trust, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (f)	53,260	1,107
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	4,875	5,167
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (k)	3,500	4,016
Cullen/Frost Capital Trust II, 1.78% (LIBOR03M+155bps), 3/1/34, Callable 3/12/21 @ 100 (b)	10,000	7,492
DAE Funding LLC, 5.00%, 8/1/24, Callable 3/12/21 @ 103.75 (a)	3,000	3,113
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b) (k)	3,750	3,752
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (b)	10,000	10,085
Fifth Third Bancorp, 2.55%, 5/5/27, Callable 4/5/27 @ 100	3,000	3,253
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	11,306
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	12,310
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	9,674
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 3/12/21 @ 100 (b)	3,500	3,316
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,717
Ford Motor Credit Co. LLC 4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	10,470
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	10,675
Fulton Financial Corp. 3.60%, 3/16/22	3,250	3,317
4.50%, 11/15/24	5,000	5,561
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,054
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,278
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	12,704
Glencore Funding LLC 1.63%, 9/1/25, Callable 8/1/25 @ 100 (a)	5,000	5,119
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	10,000	11,350
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,000	6,056
Global Atlantic Financial Co. 8.63%, 4/15/21 (a)	10,000	10,134
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	18,842
Home Bancshares, Inc., 5.63% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,126
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,705

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hyundai Capital America 3.25%, 9/20/22 (a)	$10,000	$10,402
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	10,000	11,055
ILFC E-Capital Trust I, 3.23%, 12/21/65, Callable 3/12/21 @ 100 (a)	10,000	7,754
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	16,682
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	10,000	11,003
0.71% (LIBOR03M+50bps), 2/1/27, Callable 3/12/21 @ 100 (b)	4,000	3,832
4.25%, 10/1/27	5,000	5,865
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b) (c)	8,667	8,673
KeyBank NA, 3.40%, 5/20/26, MTN	10,000	11,137
KeyCorp, 2.25%, 4/6/27, MTN	5,000	5,313
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	5,000	5,034
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	20,000	21,998
Lincoln National Corp. 4.20%, 3/15/22	10,000	10,420
2.58% (LIBOR03M+236bps), 5/17/66, Callable 2/25/21 @ 100 (b)	15,000	12,685
Loews Corp. 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,663
3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,989
Main Street Capital Corp. 4.50%, 12/1/22	4,500	4,724
5.20%, 5/1/24	3,000	3,249
3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	4,000
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,658
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,780
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	16,810
MetLife, Inc., 4.13%, 8/13/42	10,000	12,361
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	18,026	19,583
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,971
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 3/12/21 @ 100 (a) (b)	24,505	24,368
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b) (k)	12,000	12,401
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,622
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	22,866
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	17,684
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	5,009
PNC Bank NA, 2.70%, 10/22/29	10,000	10,740
PPL Capital Funding, Inc. 4.13%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,906
2.91% (LIBOR03M+267bps), 3/30/67, Callable 3/12/21 @ 100 (b)	21,130	19,666
Primerica, Inc., 4.75%, 7/15/22	7,145	7,575
ProAssurance Corp., 5.30%, 11/15/23	1,500	1,608

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc. 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	$10,000	$10,781
3.94%, 12/7/49, Callable 6/7/49 @ 100	4,500	5,255
Regions Bank, 6.45%, 6/26/37	10,409	14,711
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	11,291
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,670
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	10,000	10,178
StanCorp Financial Group, Inc., 5.00%, 8/15/22 (k)	17,050	18,117
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,771
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (b)	5,000	5,017
Susquehanna Bancshares, Inc., 5.38%, 8/15/22	6,021	6,420
Synchrony Financial 3.95%, 12/1/27, Callable 9/1/27 @ 100	13,500	15,042
5.15%, 3/19/29, Callable 12/19/28 @ 100	9,250	11,089
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,730
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,778
TCF National Bank 6.25%, 6/8/22	10,000	10,549
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	3,941
Texas Capital Bank NA, 5.25%, 1/31/26	12,335	13,229
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,385
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	13,086	15,365
The Hartford Financial Services Group, Inc., 2.35% (LIBOR03M+213bps), 2/12/67, Callable 3/12/21 @ 100 (a) (b)	14,000	12,850
The PNC Financial Services Group, Inc. 2.85%, 11/9/22 (l)	5,000	5,219
2.55%, 1/22/30, Callable 10/24/29 @ 100	5,000	5,340
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,644
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	9,166
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,270
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,526
U.S. Bancorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,536
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	7,318
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	21,281
Wells Fargo & Co., 3.00%, 10/23/26	20,000	21,992
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	25,000	26,057
		1,221,411
Health Care (3.2%):
AbbVie, Inc. 3.80%, 3/15/25, Callable 12/15/24 @ 100	10,000	11,107
3.60%, 5/14/25, Callable 2/14/25 @ 100	5,000	5,541
3.20%, 11/21/29, Callable 8/21/29 @ 100	10,000	11,057
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	10,522

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Baylor Scott & White Holdings 3.10%, 11/15/25, Callable 8/15/25 @ 100	$7,000	$7,488
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	21,347
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,465
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,830
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	10,000	11,240
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,687
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	3,779	4,438
3.25%, 8/15/29, Callable 5/15/29 @ 100 (e)	8,966	9,938
CVS Pass-Through Trust 6.04%, 12/10/28	5,118	5,931
5.93%, 1/10/34 (a)	3,684	4,416
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	13,161
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	18,793
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	13,086
HCA, Inc. 5.00%, 3/15/24	5,000	5,630
5.25%, 4/15/25 (k)	15,000	17,478
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,900
Mercy Health 3.38%, 11/1/25	15,000	16,472
4.30%, 7/1/28	3,720	4,298
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	6,565
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,041
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,508
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,723
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	10,336
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	8,500	9,960
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	3,051
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	3,000	3,041
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	4,000	4,219
		259,269
Industrials (6.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	13,000	12,898
Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	10,000	10,888
American Airlines Pass Through Trust 3.70%, 4/1/28 (k)	6,771	6,544
4.00%, 3/22/29	7,869	7,517
4.00%, 8/15/30	4,144	3,730
3.60%, 4/15/31	8,647	7,788
Arconic, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	19,524
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,657
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	4,330
British Airways Pass Through Trust 4.63%, 12/20/25 (a)	12,497	12,865
3.35%, 12/15/30 (a)	6,661	6,437

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.80%, 3/20/33 (a)	$3,566	$3,679
Burlington Northern Santa Fe LLC 3.75%, 4/1/24, Callable 1/1/24 @ 100	8,000	8,759
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	11,245
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	8,474
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	14,127	14,895
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	7,500	7,954
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	8,000	8,662
Continental Airlines Pass Through Trust 4.15%, 10/11/25	6,309	6,431
4.00%, 4/29/26	3,252	3,345
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	4,104	4,235
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	7,047	7,155
FedEx Corp. 4.25%, 5/15/30, Callable 2/15/30 @ 100	8,000	9,521
3.90%, 2/1/35	10,000	11,657
General Electric Co., 3.53% (LIBOR03M+333bps), Callable 3/15/21 @ 100 (b) (i)	11,842	11,193
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	10,780	10,368
3.90%, 7/15/27	11,089	10,649
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	15,000	17,022
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,613	1,883
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,440
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,561
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,399	8,909
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	11,295	12,592
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	4,144
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,278
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	12,000	12,577
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	5,000	5,571
4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	9,002
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	11,350
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	8,837
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	11,121
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	9,600	11,340
Spirit Airlines Pass Through Trust 4.45%, 10/1/25	2,380	2,278
4.10%, 10/1/29	10,621	10,399
3.38%, 8/15/31	8,675	8,673
The Boeing Co. 3.25%, 2/1/28, Callable 12/1/27 @ 100	8,500	9,021
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	4,303
5.71%, 5/1/40, Callable 11/1/39 @ 100	21,000	26,653
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	3,178
Totem Ocean Trailer Express, Inc. (NBGA — United States Government), 6.37%, 4/15/28	6,675	7,916

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
TTX Co. 4.15%, 1/15/24 (a)	$5,000	$5,503
3.60%, 1/15/25 (a)	10,000	11,095
U.S. Airways Pass Through Trust 6.25%, 10/22/24	1,933	1,896
3.95%, 5/15/27	5,806	5,595
Union Pacific Corp. 3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	11,347
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,678
United Airlines Pass Through Trust 3.70%, 6/1/24 (k)	7,000	7,025
4.30%, 2/15/27	3,514	3,640
3.75%, 3/3/28	14,362	14,606
		509,833
Information Technology (2.2%):
Analog Devices, Inc. 2.95%, 4/1/25, Callable 3/1/25 @ 100	4,000	4,338
4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,877
Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	11,304
Broadcom, Inc. 5.00%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,949
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	8,462
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	9,922
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	12,500	14,167
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	12,000	13,035
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,104	4,288
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	9,368	10,323
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	15,000	15,056
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	12,044
Microsoft Corp. 4.20%, 11/3/35, Callable 5/3/35 @ 100	10,000	12,820
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	11,958
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	11,904
Qualcomm, Inc. 3.25%, 5/20/27, Callable 2/20/27 @ 100	5,000	5,645
4.65%, 5/20/35, Callable 11/20/34 @ 100	5,000	6,513
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,868
Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	3,000	3,225
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	4,250	4,818
		177,516
Materials (1.5%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	5,000	5,445
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	6,000	6,350
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	4,450
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 (c)	1,458	1,493
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,414
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	3,108
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	12,517
See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC 3.38%, 5/1/30, Callable 2/1/30 @ 100	$9,500	$10,507
2.25%, 10/1/30, Callable 7/1/30 @ 100	4,500	4,549
Monsanto Co. 3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,241
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,945
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 2/14/21 @ 101.28 (a)	90	91
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	8,000	8,450
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	10,000	11,819
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	12,000	13,607
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	11,171
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	10,190
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	6,000	6,528
		125,875
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	6,025
AvalonBay Communities, Inc. 3.45%, 6/1/25, Callable 3/3/25 @ 100	5,000	5,538
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,973
2.45%, 1/15/31, Callable 10/15/30 @ 100, MTN	2,000	2,120
Boston Properties LP 3.85%, 2/1/23, Callable 11/1/22 @ 100	10,000	10,600
3.25%, 1/30/31, Callable 10/30/30 @ 100	3,938	4,260
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,803
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,865
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	5,260
Federal Realty Investment Trust 2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,438
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	2,015
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,350
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	3,733	3,856
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,472
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,284
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	4,901	5,084
4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,000	1,070
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	10,000	10,650
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,357
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,519
SBA Tower Trust, 3.45%, 3/15/48 (a)	30,000	31,717
Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100 (k)	5,000	4,820
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	14,564
		163,640
Utilities (4.9%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,811

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	$5,000	$5,554
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,355
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	12,371
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	18,658
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	22,713
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100 (k)	11,000	11,505
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	6,041
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,680
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	8,251
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	11,491
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	12,308
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a) (k)	3,500	3,637
Entergy Arkansas LLC, 3.05%, 6/1/23, Callable 3/1/23 @ 100	4,000	4,212
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,736
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,552
Entergy Texas, Inc. 2.55%, 6/1/21, Callable 5/1/21 @ 100	10,000	10,053
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	16,641
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,551
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,543
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	3,300	3,666
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	11,238
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	4,200	4,808
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,431
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,695
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,746
Monongahela Power Co. 4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,801
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	5,000	6,508
National Fuel Gas Co. 4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,124
3.95%, 9/15/27, Callable 6/15/27 @ 100 (k)	10,000	10,781
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	23,500
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,949
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	7,415
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,934	2,039
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	6,193
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	7,172
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	11,991
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,782
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	10,745
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,383
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,000	9,015
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	8,000	8,997
Tri-State Generation & Transmission Association, Inc. 4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	6,023
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,219

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc., 2.33% (LIBOR03M+211bps), 5/15/67, Callable 3/12/21 @ 100 (b)	$15,000	$13,535
		400,419
Total Corporate Bonds (Cost $3,588,500)		3,913,748
Yankee Dollars (13.9%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	14,000	15,311
Deutsche Telekom International Finance BV, 3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	16,914
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,118
Vodafone Group PLC 5.00%, 5/30/38	6,667	8,473
4.25%, 9/17/50	10,000	11,805
		57,621
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	8,178
International Game Technology PLC, 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,328
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)	9,000	10,019
		21,525
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	7,333	7,883
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a) (e)	25,000	29,632
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	8,159
Hutchison Whampoa International Ltd. 4.63%, 1/13/22 (a)	5,000	5,189
3.63%, 10/31/24 (a)	10,000	11,057
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	20,000	22,390
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	10,000	11,170
		95,480
Energy (0.4%):
Aker BP ASA 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,500	4,659
4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	10,002
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,876
Petroleos Mexicanos 6.84%, 1/23/30, Callable 10/23/29 @ 100 (k)	6,000	6,021
5.95%, 1/28/31, Callable 10/28/30 @ 100 (k)	6,667	6,332
		33,890
Financials (6.9%):
ABN AMRO Bank NV 4.75%, 7/28/25 (a)	15,000	17,223
4.80%, 4/18/26 (a)	10,000	11,675
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a) (b) (k)	1,000	1,095

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	$1,786	$2,044
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	7,500	8,568
BAT International Finance PLC, 3.95%, 6/15/25 (a)	10,000	11,169
BNP Paribas SA 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	10,000	11,100
4.38%, 5/12/26 (a)	10,000	11,405
4.63%, 3/13/27 (a)	4,000	4,658
BP Capital Markets PLC 3.28%, 9/19/27, Callable 6/19/27 @ 100	5,000	5,596
3.72%, 11/28/28, Callable 8/28/28 @ 100	5,000	5,726
BPCE SA 3.00%, 5/22/22 (a)	5,000	5,174
4.00%, 9/12/23 (a)	5,000	5,433
3.50%, 10/23/27 (a)	5,000	5,581
3.25%, 1/11/28 (a)	10,000	11,001
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	12,096
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	2,786	3,381
Commonwealth Bank of Australia, 3.25%, 7/20/23 (a)	10,000	10,713
Co-operatieve Rabobank UA 3.88%, 2/8/22	10,000	10,369
3.95%, 11/9/22	10,000	10,598
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	5,000	5,381
Credit Agricole SA 3.25%, 10/4/24 (a)	9,286	10,082
4.13%, 1/10/27 (a)	15,000	17,269
Credit Suisse Group AG 3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,725
3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (b) (e)	4,445	4,980
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,663
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	10,685
Enel Finance International NV 4.63%, 9/14/25 (a)	5,000	5,767
3.63%, 5/25/27 (a)	5,000	5,633
HSBC Bank PLC, 0.75% (LIBOR06M+25bps), Callable 6/30/21 @ 100 (b) (i)	15,000	13,360
HSBC Holdings PLC, 3.90%, 5/25/26	10,000	11,315
ING Groep NV, 3.95%, 3/29/27	14,100	16,170
Lloyds Banking Group PLC 3.75%, 1/11/27	15,000	16,944
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,569
Mizuho Financial Group, Inc., 3.17%, 9/11/27	10,000	11,125
National Australia Bank Ltd., 3.00%, 1/20/23	5,000	5,266
Nationwide Building Society 4.00%, 9/14/26 (a)	15,000	16,798
4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a) (b)	10,000	11,109
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,136
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 3/8/21 @ 101 (a) (b)	20,000	20,255

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada, 4.65%, 1/27/26	$20,000	$23,509
Royal Bank of Scotland Group PLC 3.88%, 9/12/23	7,000	7,561
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,407
4.80%, 4/5/26	5,000	5,843
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	12,024
Santander UK Group Holdings PLC, 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,143
Santander UK PLC 5.00%, 11/7/23 (a)	7,034	7,758
4.00%, 3/13/24	5,000	5,516
Shell International Finance BV, 3.63%, 8/21/42	10,000	11,153
Siemens Financieringsmaatschappij NV 3.25%, 5/27/25 (a)	10,000	11,059
3.40%, 3/16/27 (a)	10,000	11,292
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	14,500	14,536
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	7,500	8,378
Swedbank AB, 2.65%, 3/10/21 (a)	7,500	7,520
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	11,588
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	11,276
Washington Aircraft 1 Co. DAC, Title XI (NBGA — United States Government), 2.64%, 9/15/26	3,472	3,721
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	11,371
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	4,040
		564,532
Health Care (0.4%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,685
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	15,167	15,306
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	8,500	8,519
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,769
		34,279
Industrials (2.1%):
Air Canada Pass Through Trust 5.38%, 11/15/22 (a)	2,740	2,739
4.13%, 11/15/26 (a)	16,997	16,387
3.60%, 9/15/28 (a)	7,672	7,622
3.75%, 6/15/29 (a)	4,698	4,788
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	9,000	9,731
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	13,385
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	12,000	13,065
CK Hutchison International Ltd. 2.75%, 10/3/26 (a)	5,000	5,427
3.50%, 4/5/27 (a)	10,000	11,156
3.25%, 9/29/27 (a)	10,000	11,080
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,708
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	7,200	7,895

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	$11,802	$12,018
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,032	10,442
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,951
Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,825
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	11,081
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,638	5,493
		165,793
Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	5,396
Materials (1.2%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	11,765
Anglo American Capital PLC 4.88%, 5/14/25 (a)	5,000	5,771
4.00%, 9/11/27 (a)	6,667	7,683
5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,125	3,940
ArcelorMittal, 7.25%, 10/15/39	8,000	11,551
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)	3,462	3,639
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	20,000	20,345
CCL Industries, Inc. 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a) (k)	4,000	4,395
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	5,000	5,367
Cemex SAB de CV, 7.75%, 4/16/26 (a)	9,250	9,719
Teck Resources Ltd., 6.13%, 10/1/35	12,334	15,838
		100,013
Real Estate (0.1%):
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,764
Utilities (0.5%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	5,644
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a) (b) (i)	10,000	10,464
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	11,705
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	10,000	10,957
		38,770
Total Yankee Dollars (Cost $1,025,095)		1,128,063
Government National Mortgage Association (0.0%) (g)
Pass-throughs (0.0%): (g)
Government National Mortgage Association 6.00%, 9/20/32	209	241
Government National Mortgage Association 7.50%, 12/15/28-8/15/29	99	113
Total Government National Mortgage Association (Cost $308)		354

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (10.0%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue 2.70%, 1/1/29	$3,000	$3,331
2.80%, 1/1/30, Continuously Callable @100	3,000	3,325
		6,656
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue 1.16%, 7/1/26	910	927
1.59%, 7/1/29	1,000	1,021
1.84%, 7/1/31, Continuously Callable @100	2,000	2,043
The University of Arizona Revenue, Build America Bond, Series A, 1.82%, 6/1/30	1,000	997
		4,988
California (0.9%):
City of El Cajon CA Revenue 2.09%, 4/1/29	425	432
2.19%, 4/1/30	425	432
2.29%, 4/1/31, Continuously Callable @100	550	557
City of Riverside CA Revenue Series A, 2.49%, 6/1/26	1,800	1,913
Series A, 2.64%, 6/1/27	1,400	1,500
Industry Public Facilities Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 3.82%, 1/1/22	5,000	5,156
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,447
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	872
Port of Oakland Revenue 4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	79
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	11,625	12,235
Series P, 4.50%, 5/1/30, Pre-refunded 5/1/22 @ 100	5,000	5,262
Riverside Community College District, GO Series B, 3.49%, 8/1/23	4,250	4,582
Series B, 3.61%, 8/1/24	3,000	3,326
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	2,013
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	11,058
San Marcos Redevelopment Agency Successor Agency Tax Allocation Series B, 4.02%, 10/1/25	5,250	5,998
Series B, 4.47%, 10/1/29	6,500	7,932
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,052
Vista Redevelopment Agency Successor Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,807
		69,653
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue Series C, 2.14%, 11/15/29	4,500	4,484
Series C, 2.24%, 11/15/30	5,000	4,957

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	$4,500	$4,622
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	6,034
		20,097
Connecticut (0.7%):
City of Bridgeport, GO Series A, 4.03%, 8/15/28	10,000	11,377
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,333
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,684
State of Connecticut, GO Series A, 3.23%, 1/15/25	5,000	5,499
Series A, 2.35%, 7/1/26	2,415	2,593
Series A, 3.43%, 4/15/28	1,500	1,720
Series A, 3.90%, 9/15/28	2,500	2,962
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,264
Town of Stratford, GO, 5.75%, 8/15/30, Pre-refunded 8/15/23 @ 100	10,000	11,380
		59,812
Florida (0.8%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,703
County of Miami-Dade Aviation Revenue Series B, 2.70%, 10/1/26	8,250	8,765
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,712
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	13,795
Hillsborough County School Board Certificate participation, Series B, 1.92%, 7/1/25	8,000	8,353
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	7,266
St. Johns County Industrial Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,504
The School Board of Miami-Dade County Certificate participation (INS — Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,107
		63,205
Georgia (0.3%):
Athens Housing Authority Revenue 2.54%, 12/1/27	3,405	3,690
2.59%, 12/1/28	4,585	4,987
2.69%, 12/1/29	4,740	5,186
Atlanta & Fulton County Recreation Authority Revenue 3.80%, 12/15/37	2,000	2,156
4.00%, 12/15/46	1,500	1,561
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	2,640
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,539
		25,759

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hawaii (0.5%):
City & County of Honolulu, GO 2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	$900	$940
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	713
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	814
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	658
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	727
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,389
State of Hawaii Department of Budget & Finance Revenue 3.25%, 1/1/25	3,000	3,157
3.10%, 5/1/26	7,235	7,980
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	13,864	14,869
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,687
		38,934
Idaho (0.1%):
Idaho State Building Authority Revenue 3.78%, 9/1/30, Continuously Callable @100	2,500	2,891
3.93%, 9/1/31, Continuously Callable @100	2,120	2,465
3.98%, 9/1/32, Continuously Callable @100	2,000	2,322
		7,678
Illinois (0.7%):
Chicago Midway International Airport Revenue Series A, 5.00%, 1/1/25, Continuously Callable @100	6,500	7,263
Series A, 5.00%, 1/1/26, Continuously Callable @100	8,000	8,937
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	3,077
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 2.95%, 12/1/28	5,000	5,366
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,413
Illinois Finance Authority Revenue 3.55%, 8/15/29	2,025	2,281
3.60%, 8/15/30	3,000	3,389
3.51%, 5/15/41	4,250	4,467
Metropolitan Pier & Exposition Authority Revenue 4.11%, 12/15/27	5,000	5,355
4.30%, 12/15/28	3,500	3,786
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,820
		57,154
Indiana (0.2%):
Indiana Finance Authority Revenue Series A, 3.62%, 7/1/36	1,500	1,739
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,273
Series C, 4.36%, 7/15/29	4,955	5,951
Series C, 4.53%, 7/15/31	4,260	5,247
		17,210

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	$10,000	$12,778
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	2,008
		14,786
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue 3.72%, 12/1/26	2,335	2,554
3.82%, 12/1/27	1,985	2,182
3.92%, 12/1/28, Continuously Callable @100	1,000	1,095
4.02%, 12/1/29, Continuously Callable @100	1,500	1,639
4.12%, 12/1/30, Continuously Callable @100	1,300	1,418
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,085
		9,973
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 1.74%, 2/1/28	4,500	4,506
3.24%, 8/1/28	17,710	18,927
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,525
		26,958
Maryland (0.3%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,290	2,466
Series B, 4.15%, 6/1/28	2,390	2,591
Series B, 4.25%, 6/1/29	2,495	2,729
Series B, 4.35%, 6/1/30	1,325	1,460
Series B, 4.40%, 6/1/31	1,385	1,531
Maryland Stadium Authority Revenue Series C, 2.33%, 5/1/34	3,010	3,059
Series C, 2.36%, 5/1/35	3,050	3,080
Series C, 2.81%, 5/1/40	7,000	7,214
		24,130
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,932
Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	14,491
Mississippi (0.2%):
State of Mississippi, GO Series D, 3.73%, 10/1/32	10,000	12,281
Series E, 2.83%, 12/1/24	1,800	1,959
Series E, 3.03%, 12/1/25	2,000	2,224
		16,464

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Missouri (0.0%): (g)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	$3,000	$3,178
New Jersey (0.5%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,753
Series A, 4.29%, 9/1/26	2,415	2,666
New Jersey Economic Development Authority Revenue 5.25%, 9/1/22, Continuously Callable @100	2,700	2,711
Series C, 5.71%, 6/15/30	2,500	3,114
Series NNN, 3.77%, 6/15/31	10,000	10,853
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,108
New Jersey Transportation Trust Fund Authority Revenue 5.50%, 12/15/22	3,320	3,624
4.08%, 6/15/39	3,845	4,250
New Jersey Transportation Trust Fund Authority Revenue (INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,435
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,153
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,736
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	1,057
		44,460
New York (0.8%):
Long Island Power Authority Revenue Series B, 3.98%, 9/1/25	2,500	2,837
Series B, 4.13%, 9/1/26	2,500	2,889
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,597
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	5,000	5,019
New York State Dormitory Authority Revenue 5.10%, 8/1/34	11,400	13,618
Series A, 2.46%, 7/1/32	9,250	9,536
Series A, 2.51%, 7/1/33	5,000	5,140
Series B, 2.83%, 7/1/31	5,000	5,234
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	4,113
New York State Urban Development Corp. Revenue 1.88%, 3/15/30	2,600	2,660
2.03%, 3/15/31, Continuously Callable @100	3,500	3,586
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,500
		66,729
Ohio (0.4%):
City of Cleveland Airport System Revenue Series A, 2.88%, 1/1/31	1,230	1,248
Series A, 2.93%, 1/1/32	2,990	3,031
Series A, 2.98%, 1/1/33	3,190	3,232
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	11,862

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of Ohio, GO Series A, 1.73%, 8/1/31	$5,000	$5,123
Series A, 1.78%, 8/1/32	7,000	7,151
		31,647
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,798
The University of Oklahoma Revenue Series C, 2.15%, 7/1/30	750	761
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	1,018
		13,577
Other Territories (0.0%): (g)
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51, (Put Date 6/15/22) (m)	2,504	2,542
Pennsylvania (0.6%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	4,006
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,991
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,498
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,676
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @100	825	838
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29	895	907
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (m)	2,805	2,840
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (m)	1,415	1,519
Scranton School District, GO (INS-Build America Mutual Assurance Co.) 3.05%, 4/1/29	800	888
3.10%, 4/1/30	950	1,053
3.15%, 4/1/31	250	276
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,621
State Public School Building Authority Revenue (INS — Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,419
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	11,784
		50,316
Tennessee (0.2%):
Jackson Energy Authority Revenue 2.90%, 4/1/22	2,000	2,060
3.05%, 4/1/23	2,745	2,901
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,146
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	9,120
		18,227
Texas (1.0%):
Central Texas Regional Mobility Authority Revenue, Build America Bond Series C, 1.74%, 1/1/26	1,000	1,011
Series C, 1.84%, 1/1/27	1,000	1,007
Series C, 2.09%, 1/1/28	1,000	1,008

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Corpus Christi Utility System Revenue Series B, 1.49%, 7/15/27	$2,000	$2,015
Series B, 1.71%, 7/15/28	2,220	2,246
City of Dallas Waterworks & Sewer System Revenue, Series D, 1.68%, 10/1/28	1,500	1,566
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	4,382
City of Houston Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	2,289
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	11,400	11,737
Colony Local Development Corp. Revenue (INS — Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,874
Dallas/Fort Worth International Airport Revenue Series A, 4.44%, 11/1/21	2,265	2,333
Series C, 1.65%, 11/1/26	1,500	1,531
Series C, 1.95%, 11/1/28	1,000	1,021
Series C, 2.05%, 11/1/29	1,250	1,276
Series C, 2.10%, 11/1/30	1,000	1,016
Granbury Independent School District, GO, Series A, 1.87%, 8/1/31, Continuously Callable @100	1,000	1,028
Harris County Cultural Education Facilities Finance Corp. Revenue 2.28%, 7/1/34	6,785	6,522
3.34%, 11/15/37	2,000	2,114
Series B, 2.10%, 5/15/22	875	888
Series B, 2.17%, 5/15/23	1,000	1,026
Series B, 2.57%, 5/15/26	1,000	1,050
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,187
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,113
State of Texas, GO, 3.00%, 4/1/28	3,850	4,388
Tarrant County Cultural Education Facilities Finance Corp. Revenue 2.08%, 9/1/28	600	608
2.57%, 9/1/32, Continuously Callable @100	1,000	1,019
2.69%, 9/1/33, Continuously Callable @100	1,000	1,025
Texas Public Finance Authority Revenue 1.62%, 2/1/31	2,000	2,009
1.78%, 2/1/32, Continuously Callable @100	1,500	1,519
Texas Tech University System Revenue 1.55%, 2/15/28	2,000	2,043
1.65%, 2/15/29	1,250	1,279
1.75%, 2/15/30, Continuously Callable @100	2,500	2,555
Waco Educational Finance Corp. Revenue 1.53%, 3/1/27	1,340	1,374
1.69%, 3/1/28	1,500	1,537
2.06%, 3/1/31, Continuously Callable @100	1,500	1,545
		82,141
Washington (0.1%):
Washington State University Revenue Series A, 2.24%, 10/1/28	1,800	1,924
Series A, 2.31%, 10/1/29	5,915	6,324
		8,248

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wisconsin (0.1%):
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	$4,000	$4,299
Total Municipal Bonds (Cost $745,982)		810,244
U.S. Government Agency Mortgages (4.3%)
Federal Home Loan Mortgage Corp. Series K018, Class X1, 1.28%, 1/25/22 (d) (f)	45,684	328
Series K020, Class X1, 1.34%, 5/25/22 (d) (f)	82,702	1,167
Series K021, Class X1, 1.40%, 6/25/22 (d) (f)	64,826	845
Series K025, Class X1, 0.80%, 10/25/22 (d) (f)	62,299	637
Series K026, Class X1, 0.96%, 11/25/22 (d) (f)	86,827	1,104
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,169
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,918
Series KPLB, Class A, 2.77%, 5/25/25	17,000	18,364
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,781
Series KC02, Class A2, 3.37%, 7/25/25 (e)	10,000	10,729
Series KIR1, Class A2, 2.85%, 3/25/26 (e)	12,000	13,128
Series K056, Class AM, 2.59%, 5/25/26	10,000	10,793
Series K062, Class A2, 3.41%, 12/25/26 (e)	10,000	11,357
Series K063, Class A2, 3.43%, 1/25/27 (d)	9,000	10,283
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	12,973
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,693
Series K064, Class AM, 3.33%, 3/25/27 (d)	8,420	9,525
Series K068, Class A2, 3.24%, 8/25/27	4,533	5,176
Series K075, Class A2, 3.65%, 2/25/28 (d)	3,000	3,504
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,776
Series K097, Class AM, 2.22%, 7/25/29	5,000	5,354
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,794
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,895
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,917
Series K100, Class A2, 2.67%, 9/25/29	5,455	6,054
5.50%, 12/1/35-4/1/36	580	662
3.50%, 5/1/42-5/1/47	16,320	17,605
		212,531
Federal National Mortgage Association 5.50%, 7/1/21-5/1/38	4,439	5,122
7.00%, 10/1/22-3/1/23	4	4
Series 2016-M2, Class AV2, 2.15%, 1/25/23	6,637	6,739
Series 2017-M15, Class AV2, 2.62%, 11/25/24 (d)	4,770	5,081
Series 2017-M2, Class A2, 2.80%, 2/25/27 (d)	3,500	3,850
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500	2,773
2.50%, 2/1/28-11/1/34	10,390	10,912
Series M4, Class A2, 3.05%, 3/25/28 (d)	7,105	8,002
Series 2019-M12, Class A2, 2.89%, 5/25/29 (d)	8,000	8,983
6.50%, 4/1/31-3/1/32	364	428
5.00%, 6/1/33	868	991
6.00%, 5/1/36-8/1/37	1,490	1,736
4.00%, 4/1/48-2/1/50	32,634	34,982

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/49-2/1/50 (e)	$22,494	$23,879
3.00%, 2/1/50	12,351	12,962
		126,444
Government National Mortgage Association Series 2067, 7.00%, 5/15/23-7/15/32	497	549
6.50%, 6/15/23-10/15/31	728	807
7.50%, 7/15/23-2/15/28	278	301
6.00%, 8/15/28-1/15/33	1,212	1,338
5.50%, 4/20/33	285	322
5.00%, 8/15/33	1,786	1,993
		5,310
Government National Mortgage Assoc. 6.00%, 8/20/32	267	307
Total U.S. Government Agency Mortgages (Cost $320,875)		344,592
U.S. Treasury Obligations (9.2%)
U.S. Treasury Bonds 2.38%, 1/15/25	40,000	64,935
1.13%, 5/15/40 (e)	10,000	9,127
3.88%, 8/15/40	15,000	20,763
1.38%, 11/15/40	20,000	19,009
2.75%, 8/15/42 (e)	15,000	17,878
2.75%, 11/15/42	10,000	11,916
3.38%, 5/15/44	5,000	6,576
3.00%, 11/15/44	25,000	31,066
2.50%, 2/15/45 (e)	55,000	62,872
2.50%, 2/15/46	15,000	17,154
2.25%, 8/15/46 (e)	42,950	46,896
2.88%, 11/15/46 (e)	10,000	12,236
2.75%, 11/15/47 (e)	12,000	14,407
3.00%, 2/15/49	10,000	12,616
1.25%, 5/15/50	10,000	8,617
1.63%, 11/15/50	15,000	14,205
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	10,000	12,177
U.S. Treasury Notes 1.50%, 8/31/21 (e)	40,000	40,322
2.13%, 12/31/21	30,000	30,553
2.00%, 2/15/22	15,000	15,295
2.00%, 7/31/22	30,000	30,847
0.13%, 11/30/22	25,000	25,006
2.38%, 1/31/23 (e)	5,000	5,224
2.00%, 2/15/23	10,000	10,381
0.13%, 7/15/23	20,000	19,989
0.13%, 12/15/23	30,000	29,958
2.50%, 5/15/24	5,000	5,375
2.50%, 1/31/25 (e)	5,000	5,437
2.00%, 2/15/25	70,000	74,752
1.63%, 2/15/26	40,000	42,334
2.38%, 5/15/27 (e)	10,000	11,066

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
2.25%, 8/15/27	$10,000	$10,997
2.25%, 11/15/27	10,000	11,002
Total U.S. Treasury Obligations (Cost $688,331)		750,988
Commercial Paper (3.1%)
Amphenol Corp., 0.36%, 2/1/21 (a) (n)	25,000	25,000
Canadian Pacific Railway, 0.20%, 2/8/21 (a) (n)	25,000	24,999
CenterPoint Energy Resources Corp. 0.35%, 2/1/21 (a) (n)	15,000	15,000
0.35%, 2/1/21 (a) (n)	3,000	3,000
Duke Energy Corp. 0.25%, 2/1/21 (a) (n)	18,700	18,700
0.17%, 2/9/21 (a) (n)	4,200	4,200
Eversource Energy, 0.21%, 2/4/21 (a) (n)	25,000	24,999
Glencore Funding LLC 0.58%, 2/1/21 (a) (n)	15,000	15,000
0.37%, 2/10/21 (a) (n)	10,000	9,999
Hannover Funding Co. LLC, 0.66%, 2/2/21 (a) (n)	25,000	24,999
Hyundai Capital America, Inc., 0.45%, 2/1/21 (a) (n)	25,000	24,999
McCormick & Co., Inc., 0.28%, 2/2/21 (a) (n)	25,000	24,999
OGE Energy Corp., 0.20%, 2/9/21 (a) (n)	25,000	24,999
Ridgefield Funding Co. LLC, 0.19%, 2/3/21 (a) (n)	2,500	2,500
Southwestern Public Service Co., 0.25%, 2/3/21 (a) (n)	9,300	9,300
Total Commercial Paper (Cost $252,698)		252,693
Collateral for Securities Loaned^ (0.2%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (o)	2,325,670	2,325
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (o)	583,759	584
HSBC U.S. Government Money Market Fund I Shares, 0.03% (o)	16,516,796	16,517
Total Collateral for Securities Loaned (Cost $19,426)		19,426
Total Investments (Cost $7,552,383) — 100.3%		8,169,884
Liabilities in excess of other assets — (0.3)%		(20,761)
NET ASSETS — 100.00%		$8,149,123

At January 31, 2021, the Fund's investments in foreign securities were 13.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $2,197,381 (thousands) and amounted to 27.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.

(c)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2021.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Security is interest only.

(g)  Amount represents less than 0.05% of net assets.

(h)  Non-income producing security.

(i)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.3% of the Fund's net assets.

(k)  All or a portion of this security is on loan.

(l)  Stepped-coupon security converts to coupon form on 11/09/22 with a rate of 2.85%.

(m)  Put Bond.

(n)  Rate represents the effective yield at January 31, 2021.

(o)  Rate disclosed is the daily yield on January 31, 2021.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

Title XI — The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2021.

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2021

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2021.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Fund
Assets:
Investments, at value (Cost $7,552,383)	$8,169,884	(a)
Foreign currency, at value (Cost $26)	29
Cash and cash equivalents	305
Deposit with brokers for futures contracts	2,033
Receivables:
Interest and dividends	64,649
Capital shares issued	1,981
Investments sold	4,616
From Adviser	5
Prepaid expenses	79
Total assets	8,243,581
Liabilities:
Payables:
Collateral received on loaned securities	19,426
Investments purchased	62,998
Capital shares redeemed	8,799
Accrued expenses and other payables:
Investment advisory fees	1,240
Administration fees	834
Custodian fees	59
Transfer agent fees	971
Compliance fees	5
12b-1 fees	9
Other accrued expenses	117
Total liabilities	94,458
Net Assets:
Capital	7,507,819
Total accumulated earnings/(loss)	641,304
Net assets	$8,149,123
Net Assets
Fund Shares	$3,202,868
Institutional Shares	4,852,593
Class A	81,255
Class C	19
R6 Shares	12,388
Total	$8,149,123
Shares (unlimited number of shares authorized with no par value):
Fund Shares	231,756
Institutional Shares	351,359
Class A	5,898
Class C	1
R6 Shares	897
Total	589,911
Net asset value, offering and redemption price per share: (b)
Fund Shares	$13.82
Institutional Shares	$13.81
Class A	$13.78
Class C (c)	$13.78
R6 Shares	$13.82
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$14.10

(a)  Includes $18,743 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Income Fund
Investment Income:
Dividends	$2,290
Interest	135,615
Interfund lending income	—	(a)
Securities lending (net of fees)	16
Total income	137,921
Expenses:
Investment advisory fees	7,338
Administration fees — Fund Shares	2,446
Administration fees — Institutional Shares	2,439
Administration fees — Class A	63
Administration fees — Class C	—	(a)
Administration fees — R6 Shares	4
Sub-Administration fees	14
12b-1 fees — Class A	105
12b-1 fees — Class C	—	(a)
Custodian fees	201
Transfer agent fees — Fund Shares	1,597
Transfer agent fees — Institutional Shares	2,439
Transfer agent fees — Class A	42
Transfer agent fees — Class C	—	(a)
Transfer agent fees — R6 Shares	1
Trustees' fees	27
Compliance fees	27
Legal and audit fees	60
Interfund lending fees	—	(a)
State registration and filing fees	89
Other expenses	242
Total expenses	17,134
Expenses waived/reimbursed by Adviser	(13)
Net expenses	17,121
Net Investment Income (Loss)	120,800
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	56,192
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(3,472)
Net realized/unrealized gains (losses) on investments	52,720
Change in net assets resulting from operations	$173,520

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$120,800	$275,932
Net realized gains (losses) from investments	56,192	106,571
Net change in unrealized appreciation/depreciation on investments	(3,472)	310,804
Change in net assets resulting from operations	173,520	693,307
Distributions to Shareholders:
Fund Shares	(99,486)	(110,589)
Institutional Shares	(149,475)	(173,849)
Class A	(2,462)	(2,835)
Class C (a)	— (b)	— (b)
R6 Shares	(409)	(792)
Change in net assets resulting from distributions to shareholders	(251,832)	(288,065)
Change in net assets resulting from capital transactions	(152,656)	(403,727)
Change in net assets	(230,968)	1,515
Net Assets:
Beginning of period	8,380,091	8,378,576
End of period	$8,149,123	$8,380,091
Capital Transactions:
Fund Shares
Proceeds from shares issued	$151,569	$701,830
Distributions reinvested	95,931	105,951
Cost of shares redeemed	(306,075)	(886,140)
Total Fund Shares	$(58,575)	$(78,359)
Institutional Shares
Proceeds from shares issued	$336,694	$814,499
Distributions reinvested	149,256	172,774
Cost of shares redeemed	(565,647)	(1,300,445)
Total Institutional Shares	$(79,697)	$(313,172)
Class A
Proceeds from shares issued	$978	$3,777
Distributions reinvested	2,403	2,779
Cost of shares redeemed	(8,529)	(18,634)
Total Class A	$(5,148)	$(12,078)
Class C (a)
Proceeds from shares issued	$—	$18
Distributions reinvested	— (b)	—
Total Class C	$— (b)	$18
R6 Shares
Proceeds from shares issued	$4,476	$6,753
Distributions reinvested	236	609
Cost of shares redeemed	(13,948)	(7,498)
Total R6 Shares	$(9,236)	$(136)
Change in net assets resulting from capital transactions	$(152,656)	$(403,727)

(a)  Class C commenced operations on June 29, 2020.

(b)  Rounds to less than $1 thousand.

(continues on next page)
See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Share Transactions:
Fund Shares
Issued	10,904	52,125
Reinvested	6,920	7,872
Redeemed	(22,026)	(66,180)
Total Fund Shares	(4,202)	(6,183)
Institutional Shares
Issued	24,261	60,462
Reinvested	10,775	12,844
Redeemed	(40,735)	(96,812)
Total Institutional Shares	(5,699)	(23,506)
Class A
Issued	71	282
Reinvested	174	207
Redeemed	(616)	(1,397)
Total Class A	(371)	(908)
Class C (a)
Issued	—	1
Reinvested	— (b)	—
Total Class C	— (b)	1
R6 Shares
Issued	322	501
Reinvested	17	45
Redeemed	(1,005)	(554)
Total R6 Shares	(666)	(8)
Change in Shares	(10,938)	(30,604)

(a)  Class C commenced operations on June 29, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$13.95	0.20	(d)	0.10	0.30	(0.20)	(0.23)
Year Ended July 31, 2020	$13.28	0.43	(d)	0.69	1.12	(0.41)	(0.04)
Year Ended July 31, 2019	$12.68	0.45		0.60	1.05	(0.45)	— (e)
Year Ended July 31, 2018	$13.20	0.45		(0.51)	(0.06)	(0.44)	(0.02)
Year Ended July 31, 2017	$13.40	0.44		(0.20)	0.24	(0.44)	—
Year Ended July 31, 2016	$12.99	0.47		0.40	0.87	(0.46)	—
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$13.94	0.21	(d)	0.10	0.31	(0.21)	(0.23)
Year Ended July 31, 2020	$13.27	0.44	(d)	0.69	1.13	(0.42)	(0.04)
Year Ended July 31, 2019	$12.67	0.45		0.61	1.06	(0.46)	— (e)
Year Ended July 31, 2018	$13.19	0.44		(0.50)	(0.06)	(0.44)	(0.02)
Year Ended July 31, 2017	$13.39	0.45		(0.20)	0.25	(0.45)	—
Year Ended July 31, 2016	$12.99	0.48		0.39	0.87	(0.47)	—
Class A
Six Months Ended January 31, 2021 (unaudited)	$13.91	0.18	(d)	0.11	0.29	(0.19)	(0.23)
Year Ended July 31, 2020	$13.24	0.40	(d)	0.69	1.09	(0.38)	(0.04)
Year Ended July 31, 2019	$12.65	0.42		0.59	1.01	(0.42)	— (e)
Year Ended July 31, 2018	$13.16	0.41		(0.49)	(0.08)	(0.41)	(0.02)
Year Ended July 31, 2017	$13.36	0.42		(0.21)	0.21	(0.41)	—
Year Ended July 31, 2016	$12.96	0.44		0.38	0.82	(0.42)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.43)	$13.82	2.17%	0.44%	2.90%	0.44%	$3,202,868	9%
Year Ended July 31, 2020	(0.45)	$13.95	8.64%	0.50%	3.22%	0.50%	$3,292,322	25%
Year Ended July 31, 2019	(0.45)	$13.28	8.50%	0.55%	3.49%	0.55%	$3,214,507	13%
Year Ended July 31, 2018	(0.46)	$12.68	(0.47)%	0.52%	3.40%	0.52%	$3,055,739	8%
Year Ended July 31, 2017	(0.44)	$13.20	1.91%	0.49%	3.40%	0.49%	$3,617,550	9%
Year Ended July 31, 2016	(0.46)	$13.40	6.88%	0.51%	3.61%	0.51%	$3,394,088	11%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.44)	$13.81	2.19%	0.39%	2.95%	0.39%	$4,852,593	9%
Year Ended July 31, 2020	(0.46)	$13.94	8.78%	0.45%	3.28%	0.45%	$4,978,740	25%
Year Ended July 31, 2019	(0.46)	$13.27	8.58%	0.48%	3.56%	0.48%	$5,048,203	13%
Year Ended July 31, 2018	(0.46)	$12.67	(0.41)%	0.47%	3.46%	0.47%	$4,629,713	8%
Year Ended July 31, 2017	(0.45)	$13.19	1.97%	0.43%	3.45%	0.43%	$3,644,795	9%
Year Ended July 31, 2016	(0.47)	$13.39	6.89%	0.44%	3.66%	0.44%	$3,114,810	11%
Class A
Six Months Ended January 31, 2021 (unaudited)	(0.42)	$13.78	2.05%	0.71%	2.64%	0.71%	$81,255	9%
Year Ended July 31, 2020	(0.42)	$13.91	8.40%	0.77%	2.96%	0.77%	$87,216	25%
Year Ended July 31, 2019	(0.42)	$13.24	8.20%	0.77%	3.28%	0.77%	$95,026	13%
Year Ended July 31, 2018	(0.43)	$12.65	(0.61)%	0.74%	3.18%	0.74%	$105,072	8%
Year Ended July 31, 2017	(0.41)	$13.16	1.67%	0.72%	3.17%	0.72%	$130,912	9%
Year Ended July 31, 2016	(0.42)	$13.36	6.53%	0.77%	3.36%	0.77%	$171,518	11%

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Class C
Six Months Ended January 31, 2021 (unaudited)	$13.92	0.13	(d)	0.10	0.23	(0.14)	(0.23)
June 29, 2020 (f) through July 31, 2020	$13.64	0.02	(d)	0.27	0.29	(0.01)	—
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	$13.95	0.21	(d)	0.10	0.31	(0.21)	(0.23)
Year Ended July 31, 2020	$13.27	0.45	(d)	0.70	1.15	(0.43)	(0.04)
Year Ended July 31, 2019	$12.67	0.47		0.60	1.07	(0.47)	— (e)
Year Ended July 31, 2018	$13.19	0.45		(0.49)	(0.04)	(0.46)	(0.02)
December 1, 2016 (f) through July 31, 2017	$12.83	0.30		0.36	0.66	(0.30)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020 and July 1, 2019, for Class C and R6 Shares, respectively, and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Class C
Six Months Ended January 31, 2021 (unaudited)	(0.37)	$13.78	1.65%	1.42%	1.92%	76.24%	$19	9%
June 29, 2020 (f) through July 31, 2020	(0.01)	$13.92	2.15%	1.43%	1.93%	175.42%	$19	25%
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	(0.44)	$13.82	2.23%	0.30%	3.06%	0.33%	$12,388	9%
Year Ended July 31, 2020	(0.47)	$13.95	8.86%	0.37%	3.35%	0.37%	$21,794	25%
Year Ended July 31, 2019	(0.47)	$13.27	8.68%	0.39%	3.65%	0.43%	$20,840	13%
Year Ended July 31, 2018	(0.48)	$12.67	(0.32)%	0.39%	3.56%	0.58%	$18,874	8%
December 1, 2016 (f) through July 31, 2017	(0.30)	$13.19	5.22%	0.39%	3.50%	0.99%	$5,142	9%

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$450,045	$—	$450,045
Collateralized Mortgage Obligations	—	421,102	—	421,102
Common Stocks	2,310	—	—	2,310
Preferred Stocks	27,208	38,830	—	66,038
Senior Secured Loans	—	10,281	—	10,281
Corporate Bonds	—	3,913,748	—	3,913,748
Yankee Dollars	—	1,128,063	—	1,128,063
Government National Mortgage Association	—	354	—	354
Municipal Bonds	—	810,244	—	810,244
U.S. Government Agency Mortgages	—	344,592	—	344,592
U.S. Treasury Obligations	—	750,988	—	750,988
Commercial Paper	—	252,693	—	252,693
Collateral for Securities Loaned	19,426	—	—	19,426
Total	$48,944	$8,120,940	$—	$8,169,884

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

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The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$18,743	$—	$19,426

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are

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no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$28,480	$—	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$607,127	$802,191	$120,202	$169,539

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.5
USAA Target Retirement Income Fund	1.2
USAA Target Retirement 2030 Fund	0.9
USAA Target Retirement 2040 Fund	0.4
USAA Target Retirement 2050 Fund	0.2
USAA Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and

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no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of each class within the Lipper A Rated Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(992), $(1,523), $(27), less than $(1) and $(6) for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively, in thousands. Performance adjustments were (0.06)%, (0.06)%, (0.06)%, less than (0.01)% and (0.09)% for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, 0.15% and 0.05% of average daily net assets for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10%, 0.10% and 0.01% of average daily net assets of the Institutional Shares, Class A, Class C and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of average daily net assets of Class A and Class C, respectively. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to VCTA for the period ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A. For the six months ended January 31, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any

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fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.52%, 0.46%, 0.77%, 1.43% and 0.39% for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$2	$3	$13	$18

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period

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of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding

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its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

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The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$7,850	4	0.61%	$22,423
Lender	—	4,088	6	0.62%	5,812

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

9. Subsequent Events:

The Board of Trustees of USAA Mutual Funds Trust has approved the addition of Class Z shares for the Fund. This new share class is expected to be effective February 5, 2021. Class Z shares are only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of the Fund's Adviser or its affiliates that are subject to a separate contractual fee for investment management services. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund's Class Z shares for an indefinite term.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges

(loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,021.70	$1,022.99	$2.24	$2.24	0.44%
Institutional Shares	1,000.00	1,021.90	1,023.24	1.99	1.99	0.39%
Class A	1,000.00	1,020.50	1,021.63	3.62	3.62	0.71%
Class C	1,000.00	1,016.50	1,018.05	7.22	7.22	1.42%
R6 Shares	1,000.00	1,022.30	1,023.69	1.53	1.53	0.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended September 30, 2020, and was above the average of its performance universe and below its Lipper index for the ten-year period ended September 30, 2020. The Board took into account management's discussion of the Fund's performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23424-0321

JANUARY 31, 2021

Semi Annual Report

USAA Income Stock Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information (Unaudited)	23
Proxy Voting and Portfolio Holdings Information	23
Expense Examples	23
Considerations of the Board in Continuing the Investment Advisory Agreement	24
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Income Stock Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with current income with the prospect of increasing dividend income and the potential for capital appreciation.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (6.3%):
Activision Blizzard, Inc.	219,364	$19,962
Comcast Corp. Class A	598,715	29,678
Omnicom Group, Inc.	460,133	28,703
Sirius XM Holdings, Inc. (a)	2,976,180	18,631
Verizon Communications, Inc.	1,129,943	61,864
World Wrestling Entertainment, Inc. Class A	72,266	4,071
		162,909
Consumer Discretionary (6.4%):
Best Buy Co., Inc.	194,733	21,191
Dollar General Corp.	38,448	7,482
eBay, Inc.	89,207	5,041
Genuine Parts Co.	84,545	7,937
H&R Block, Inc.	139,699	2,407
Lowe's Cos., Inc.	105,949	17,678
NIKE, Inc. Class B	70,782	9,456
Pool Corp.	14,950	5,295
Target Corp.	244,377	44,274
The Home Depot, Inc.	141,346	38,279
Whirlpool Corp.	28,374	5,252
		164,292
Consumer Staples (8.4%):
Campbell Soup Co.	95,558	4,597
Colgate-Palmolive Co.	319,699	24,937
Costco Wholesale Corp.	53,042	18,693
General Mills, Inc.	296,315	17,217
Ingredion, Inc.	88,717	6,695
Kimberly-Clark Corp.	155,073	20,485
Philip Morris International, Inc.	380,662	30,320
Sysco Corp.	198,578	14,200
The Hershey Co.	94,052	13,679
The J.M. Smucker Co.	67,678	7,878
The Kroger Co.	177,120	6,111
The Procter & Gamble Co.	222,552	28,533
Tyson Foods, Inc. Class A	239,860	15,425
Walmart, Inc.	44,315	6,226
		214,996
Energy (3.3%):
Cabot Oil & Gas Corp.	591,873	10,849
Chevron Corp.	111,438	9,495
ConocoPhillips	501,216	20,064
EOG Resources, Inc.	432,817	22,055
Halliburton Co.	195,960	3,455
Phillips 66	300,939	20,404
		86,322

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (20.5%):
Aflac, Inc.	226,138	$10,217
American Financial Group, Inc.	97,618	9,190
Ameriprise Financial, Inc.	68,367	13,528
Annaly Capital Management, Inc.	1,380,279	11,208
Bank of America Corp.	1,532,248	45,431
BlackRock, Inc.	18,889	13,246
Brown & Brown, Inc.	74,551	3,212
Capital One Financial Corp.	72,017	7,508
Citizens Financial Group, Inc.	107,112	3,903
Commerce Bancshares, Inc.	21,243	1,420
Everest Re Group Ltd.	24,393	5,149
FactSet Research Systems, Inc.	39,173	11,844
Fidelity National Financial, Inc.	229,559	8,333
Fifth Third Bancorp	422,717	12,229
First Republic Bank	43,585	6,319
Huntington Bancshares, Inc.	1,491,953	19,731
Intercontinental Exchange, Inc.	72,382	7,987
JPMorgan Chase & Co.	486,706	62,625
KeyCorp	1,445,524	24,372
M&T Bank Corp.	47,962	6,354
Marsh & McLennan Cos., Inc.	71,456	7,854
MetLife, Inc.	161,883	7,795
Moody's Corp.	17,392	4,631
MSCI, Inc.	16,958	6,703
Nasdaq, Inc.	80,556	10,897
Prudential Financial, Inc.	55,818	4,369
Regions Financial Corp.	954,160	16,230
RenaissanceRe Holdings Ltd.	69,488	10,454
S&P Global, Inc.	90,725	28,761
SEI Investments Co.	34,918	1,845
State Street Corp.	145,342	10,174
T. Rowe Price Group, Inc.	131,269	20,541
The Allstate Corp.	293,334	31,439
The Hanover Insurance Group, Inc.	56,661	6,373
The Hartford Financial Services Group, Inc.	213,812	10,267
The PNC Financial Services Group, Inc.	134,747	19,339
The Progressive Corp.	215,696	18,807
The Travelers Cos., Inc.	51,996	7,087
Western Alliance Bancorp	66,408	4,528
Zions Bancorp NA	255,459	11,276
		523,176
Health Care (12.7%):
AmerisourceBergen Corp.	71,561	7,457
Amgen, Inc.	115,116	27,793
Anthem, Inc.	15,487	4,599
Bristol-Myers Squibb Co.	313,922	19,284
Cardinal Health, Inc.	205,962	11,066
Cerner Corp.	100,716	8,068
Chemed Corp.	7,797	4,038
Cigna Corp.	54,061	11,734

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	35,353	$2,533
Danaher Corp.	32,671	7,770
Eli Lilly & Co.	108,709	22,609
Gilead Sciences, Inc.	149,501	9,807
Johnson & Johnson	387,331	63,186
McKesson Corp.	108,071	18,855
Medtronic PLC	71,420	7,951
Merck & Co., Inc.	169,420	13,057
PerkinElmer, Inc.	40,011	5,884
Pfizer, Inc.	544,080	19,533
Quest Diagnostics, Inc.	43,251	5,586
ResMed, Inc.	38,919	7,845
Thermo Fisher Scientific, Inc.	24,490	12,483
UnitedHealth Group, Inc.	21,295	7,104
Viatris, Inc. (b)	58,621	996
West Pharmaceutical Services, Inc.	41,680	12,483
Zoetis, Inc.	96,079	14,820
		326,541
Industrials (14.3%):
3M Co.	129,215	22,698
Acuity Brands, Inc.	38,381	4,615
Allegion PLC	115,283	12,336
Allison Transmission Holdings, Inc.	212,769	8,660
BWX Technologies, Inc.	30,142	1,625
C.H. Robinson Worldwide, Inc.	137,851	11,795
Cintas Corp.	15,469	4,921
Cummins, Inc.	138,590	32,488
Eaton Corp. PLC	106,926	12,586
Fastenal Co.	325,873	14,856
FedEx Corp.	50,170	11,807
Graco, Inc.	31,786	2,191
Illinois Tool Works, Inc.	135,336	26,284
Knight-Swift Transportation Holdings, Inc.	105,375	4,215
Lennox International, Inc.	69,176	19,057
Lockheed Martin Corp.	60,874	19,590
Masco Corp.	147,398	8,005
Northrop Grumman Corp.	17,245	4,943
Old Dominion Freight Line, Inc.	60,626	11,761
PACCAR, Inc.	118,841	10,841
Quanta Services, Inc.	57,699	4,066
Republic Services, Inc.	152,559	13,810
Robert Half International, Inc.	227,127	15,331
Rockwell Automation, Inc.	100,192	24,901
Rollins, Inc.	151,066	5,441
Snap-on, Inc.	68,137	12,264
The Toro Co.	100,076	9,432
United Parcel Service, Inc. Class B	87,793	13,607
Verisk Analytics, Inc.	33,482	6,144
W.W. Grainger, Inc.	32,075	11,688
Waste Management, Inc.	116,815	13,004
		374,962

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (12.0%):
Accenture PLC Class A	40,857	$9,884
Apple, Inc.	215,946	28,497
Applied Materials, Inc.	78,123	7,553
Broadcom, Inc.	21,624	9,742
Cisco Systems, Inc.	1,002,858	44,707
Citrix Systems, Inc.	154,473	20,593
Cognizant Technology Solutions Corp. Class A	138,072	10,763
HP, Inc.	464,422	11,304
Intel Corp.	490,408	27,222
Intuit, Inc.	43,339	15,655
Jack Henry & Associates, Inc.	19,909	2,883
Juniper Networks, Inc.	193,234	4,719
Lam Research Corp.	4,994	2,417
Mastercard, Inc. Class A	47,353	14,976
Microsoft Corp.	33,728	7,824
NetApp, Inc.	121,181	8,051
NortonLifeLock, Inc.	404,832	8,530
Oracle Corp.	113,920	6,884
QUALCOMM, Inc.	75,260	11,762
Skyworks Solutions, Inc.	78,712	13,322
Teradyne, Inc.	74,670	8,474
Texas Instruments, Inc.	171,737	28,454
The Western Union Co.	194,738	4,337
		308,553
Materials (4.6%):
Air Products & Chemicals, Inc.	24,905	6,644
Albemarle Corp.	37,783	6,146
International Paper Co.	143,875	7,238
LyondellBasell Industries NV Class A	315,765	27,080
Nucor Corp.	183,736	8,953
Packaging Corp. of America	89,663	12,056
PPG Industries, Inc.	108,147	14,569
RPM International, Inc.	50,157	4,136
Steel Dynamics, Inc.	271,173	9,294
The Scotts Miracle-Gro Co.	32,661	7,231
The Sherwin-Williams Co.	19,043	13,174
Westrock Co.	118,056	4,891
		121,412
Real Estate (4.8%):
Alexandria Real Estate Equities, Inc.	53,401	8,924
AvalonBay Communities, Inc.	47,254	7,734
Boston Properties, Inc.	83,937	7,661
Equity Residential	92,392	5,695
Essex Property Trust, Inc.	25,817	6,186
Healthpeak Properties, Inc.	200,728	5,952
Host Hotels & Resorts, Inc.	385,640	5,225
Invitation Homes, Inc.	210,438	6,204
National Retail Properties, Inc.	120,758	4,710

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Prologis, Inc.	151,938	$15,679
Public Storage	33,460	7,616
Realty Income Corp.	129,317	7,637
Regency Centers Corp.	105,253	4,966
Ventas, Inc.	220,415	10,155
VICI Properties, Inc.	280,663	7,095
Welltower, Inc.	132,572	8,034
Weyerhaeuser Co.	148,278	4,625
		124,098
Utilities (6.3%):
Ameren Corp.	70,452	5,123
CMS Energy Corp.	212,239	12,072
DTE Energy Co.	129,117	15,329
Duke Energy Corp.	149,031	14,009
Evergy, Inc.	209,650	11,264
Exelon Corp.	235,365	9,782
National Fuel Gas Co.	32,477	1,308
NextEra Energy, Inc.	201,933	16,330
Pinnacle West Capital Corp.	99,668	7,500
PPL Corp.	238,174	6,590
The Southern Co.	108,793	6,410
UGI Corp.	63,377	2,280
Vistra Corp.	154,626	3,088
WEC Energy Group, Inc.	314,308	27,942
Xcel Energy, Inc.	402,491	25,756
		164,783
Total Common Stocks (Cost $2,142,414)		2,572,044
Collateral for Securities Loaned^ (0.8%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	5,147,722	5,148
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	260,875	261
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	14,140,478	14,140
Total Collateral for Securities Loaned (Cost $19,549)		19,549
Total Investments (Cost $2,161,963) — 100.4%		2,591,593
Liabilities in excess of other assets — (0.4)%		(10,350)
NET ASSETS — 100.00%		$2,581,243

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on January 31, 2021.

PLC — Public Limited Company

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Stock Fund
Assets:
Investments, at value (Cost $2,161,963)	$2,591,593	(a)
Cash and cash equivalents	11,945
Receivables:
Interest and dividends	2,983
Capital shares issued	936
Reclaims	454
From Adviser	3
Prepaid expenses	38
Total Assets	2,607,952
Liabilities:
Payables:
Collateral received on loaned securities	19,549
Investments purchased	3,744
Capital shares redeemed	1,696
Accrued expenses and other payables:
Investment advisory fees	1,043
Administration fees	294
Custodian fees	17
Transfer agent fees	289
Compliance fees	1
Other accrued expenses	76
Total Liabilities	26,709
Net Assets:
Capital	2,173,083
Total accumulated earnings/(loss)	408,160
Net Assets	$2,581,243
Net Assets
Fund Shares	$1,534,994
Institutional Shares	1,041,505
R6 Shares	4,744
Total	$2,581,243
Shares (unlimited number of shares authorized with no par value):
Fund Shares	89,006
Institutional Shares	60,479
R6 Shares	275
Total	149,760
Net asset value, offering and redemption price per share: (b)
Fund Shares	$17.25
Institutional Shares	$17.22
R6 Shares	$17.24

(a)  Includes $17,933 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Income Stock Fund
Investment Income:
Dividends	$35,273
Interest	1
Securities lending (net of fees)	7
Total Income	35,281
Expenses:
Investment advisory fees	5,948
Administration fees — Fund Shares	1,155
Administration fees — Institutional Shares	525
Administration fees — R6 Shares	1
Sub-Administration fees	28
Custodian fees	54
Transfer agent fees — Fund Shares	582
Transfer agent fees — Institutional Shares	525
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	26
Compliance fees	8
Legal and audit fees	48
State registration and filing fees	36
Interfund lending fees	—	(a)
Other expenses	77
Total Expenses	9,013
Expenses waived/reimbursed by Adviser	(7)
Net Expenses	9,006
Net Investment Income (Loss)	26,275
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	56,549
Net change in unrealized appreciation/depreciation on investment securities	176,052
Net realized/unrealized gains (losses) on investments	232,601
Change in net assets resulting from operations	$258,876

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Stock Fund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$26,275	$60,379
Net realized gains (losses) from investments	56,549	(87,706)
Net change in unrealized appreciation/depreciation on investments	176,052	(77,836)
Change in net assets resulting from operations	258,876	(105,163)
Distributions to Shareholders:
Fund Shares	(12,620)	(306,762)
Institutional Shares	(8,736)	(189,116)
R6 Shares	(47)	(1,853)
Change in net assets resulting from distributions to shareholders	(21,403)	(497,731)
Change in net assets resulting from capital transactions	(176,289)	315,435
Change in net assets	61,184	(287,459)
Net Assets:
Beginning of period	2,520,059	2,807,518
End of period	$2,581,243	$2,520,059

(continues on next page)
See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Stock Fund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$30,697	$121,878
Distributions reinvested	12,136	295,305
Cost of shares redeemed	(131,862)	(268,091)
Total Fund Shares	$(89,029)	$149,092
Institutional Shares
Proceeds from shares issued	$16,033	$189,037
Distributions reinvested	8,730	189,099
Cost of shares redeemed	(107,989)	(210,127)
Total Institutional Shares	$(83,226)	$168,009
R6 Shares
Proceeds from shares issued	$5	$972
Distributions reinvested	6	864
Cost of shares redeemed	(4,045)	(3,502)
Total R6 Shares	$(4,034)	$(1,666)
Change in net assets resulting from capital transactions	$(176,289)	$315,435
Share Transactions:
Fund Shares
Issued	1,812	7,293
Reinvested	752	16,913
Redeemed	(7,847)	(16,208)
Total Fund Shares	(5,283)	7,998
Institutional Shares
Issued	959	12,032
Reinvested	542	10,855
Redeemed	(6,529)	(12,464)
Total Institutional Shares	(5,028)	10,423
R6 Shares
Issued	— (a)	57
Reinvested	— (a)	49
Redeemed	(253)	(187)
Total R6 Shares	(253)	(81)
Change in Shares	(10,564)	18,340

(a)  Rounds to less than 1,000 shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Income Stock Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$15.73	0.17	(d)	1.49	1.66	(0.13)	(0.01)
Year Ended July 31, 2020	$19.78	0.40	(d)	(0.87)	(0.47)	(0.36)	(3.22)
Year Ended July 31, 2019	$20.24	0.43		0.70	1.13	(0.44)	(1.15)
Year Ended July 31, 2018	$19.68	0.40		1.74	2.14	(0.40)	(1.18)
Year Ended July 31, 2017	$18.18	0.42		1.51	1.93	(0.43)	—
Year Ended July 31, 2016	$17.79	0.40		0.97	1.37	(0.40)	(0.58)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$15.71	0.17	(d)	1.48	1.65	(0.13)	(0.01)
Year Ended July 31, 2020	$19.76	0.40	(d)	(0.86)	(0.46)	(0.37)	(3.22)
Year Ended July 31, 2019	$20.22	0.43		0.70	1.13	(0.44)	(1.15)
Year Ended July 31, 2018	$19.66	0.41		1.73	2.14	(0.40)	(1.18)
Year Ended July 31, 2017	$18.16	0.43		1.50	1.93	(0.43)	—
Year Ended July 31, 2016	$17.77	0.40		0.98	1.38	(0.41)	(0.58)
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	$15.72	0.18	(d)	1.48	1.66	(0.13)	(0.01)
Year Ended July 31, 2020	$19.77	0.42	(d)	(0.87)	(0.45)	(0.38)	(3.22)
Year Ended July 31, 2019	$20.23	0.45		0.69	1.14	(0.45)	(1.15)
Year Ended July 31, 2018	$19.67	0.47		1.69	2.16	(0.42)	(1.18)
December 1, 2016 (g) through July 31, 2017	$18.17	0.27		1.60	1.87	(0.37)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Stock Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.14)	$17.25	10.60%	0.70%		2.01%	0.70%		$1,534,994	27%
Year Ended July 31, 2020	(3.58)	$15.73	(3.84)%	0.74%		2.31%	0.74%		$1,482,959	64%
Year Ended July 31, 2019	(1.59)	$19.78	6.26%	0.75%		2.44%	0.75%		$1,707,034	86	%(e)
Year Ended July 31, 2018	(1.58)	$20.24	11.16%	0.76	%(f)	2.19%	0.76	%(f)	$1,713,558	23%
Year Ended July 31, 2017	(0.43)	$19.68	10.71%	0.77	%(f)	2.24%	0.77	%(f)	$1,651,374	23%
Year Ended July 31, 2016	(0.98)	$18.18	8.29%	0.80	%(f)	2.42%	0.80	%(f)	$1,564,900	19%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.14)	$17.22	10.56%	0.68%		2.03%	0.68%		$1,041,505	27%
Year Ended July 31, 2020	(3.59)	$15.71	(3.81)%	0.72%		2.34%	0.72%		$1,028,803	64%
Year Ended July 31, 2019	(1.59)	$19.76	6.30%	0.73%		2.47%	0.73%		$1,088,446	86	%(e)
Year Ended July 31, 2018	(1.58)	$20.22	11.21%	0.72	%(f)	2.22%	0.72	%(f)	$1,034,842	23%
Year Ended July 31, 2017	(0.43)	$19.66	10.76%	0.73	%(f)	2.30%	0.73	%(f)	$1,097,164	23%
Year Ended July 31, 2016	(0.99)	$18.16	8.36%	0.75	%(f)	2.47%	0.75	%(f)	$1,158,385	19%
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	(0.14)	$17.24	10.66%	0.58%		2.15%	0.82%		$4,744	27%
Year Ended July 31, 2020	(3.60)	$15.72	(3.77)%	0.65%		2.40%	0.72%		$8,297	64%
Year Ended July 31, 2019	(1.60)	$19.77	6.37%	0.65%		2.54%	0.73%		$12,038	86	%(e)
Year Ended July 31, 2018	(1.60)	$20.23	11.31%	0.65	%(f)	2.33%	0.90	%(f)	$12,746	23%
December 1, 2016 (g) through July 31, 2017	(0.37)	$19.67	10.36%	0.65	%(f)	2.13%	1.24	%(f)	$5,412	23%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(g)  Commencement of operations.

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Stock Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,572,044	$—	$—	$2,572,044
Collateral for Securities Loaned	19,549	—	—	19,549
Total	$2,591,593	$—	$—	$2,591,593

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$17,933	$—	$19,549

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$679,988	$853,058

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.4
USAA Target Retirement Income Fund	0.3
USAA Target Retirement 2030 Fund	1.1
USAA Target Retirement 2040 Fund	1.6
USAA Target Retirement 2050 Fund	1.0
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of each class within the Lipper Equity Income Funds category.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(333), $(205) and $(2) for Fund Shares, Institutional Shares and R6 Shares, respectively, in thousands. Performance adjustments were (0.04)%, (0.04)% and (0.07)% for Fund Shares, Institutional Shares and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Epoch Investment Partners, Inc. ("Epoch"), under which Epoch directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10% and 0.05%, of average daily net assets of the Fund Shares, Institutional Shares and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% and 0.01% of average daily net assets of the Institutional Shares and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.76%, 0.72% and 0.65% for Fund Shares, Institutional Shares and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$4	$21	$7	$32

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,849	1	1.84%	$4,849

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

At July 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$85,236	$—	$85,236

9. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund. Lance Humphrey and Elie Masri are added as portfolio managers of the Fund.

22

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,106.00	$1,021.68	$3.72	$3.57	0.70%
Institutional Shares	1,000.00	1,105.60	1,021.78	3.61	3.47	0.68%
R6 Shares	1,000.00	1,106.60	1,022.28	3.08	2.96	0.58%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Income Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended September 30, 2020, and was above the average of its performance universe and below its Lipper index for the three-, five- and ten-year periods ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the Fund's strong relative performance to peers over the longer-term.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23422-0321

JANUARY 31, 2021

Semi Annual Report

USAA Intermediate-Term Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	33
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	42
Supplemental Information (Unaudited)	55
Proxy Voting and Portfolio Holdings Information	55
Expense Examples	55
Considerations of the Board in Continuing the Investment Advisory Agreement	57
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with high current income without undue risk to principal.

Asset Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund (continued)	January 31, 2021

  (Unaudited)

Portfolio Ratings Mix:

January 31, 2021

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As a part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (10.0%)
AccessLex Institute, Series 2004-2, Class A3, 0.41% (LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100 (a)	$2,170	$2,122
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (b)	745	770
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 8/18/22 @ 100	6,360	6,667
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (b)	1,470	1,521
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (b)	767	775
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 12/10/21 @ 100 (b)	608	618
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (b)	4,000	4,199
Ballyrock CLO Ltd., Series 2020-14A, Class B (LIBOR03M+230bps), 1/20/34 (a) (b)	1,000	1,000
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 3/15/23 @ 100 (b)	3,790	3,977
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (b)	3,333	3,336
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,533	3,729
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (b)	2,000	2,070
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 11/19/22 @ 100 (b)	3,000	3,152
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	2,031
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 10/15/23 @ 100	2,500	2,558
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 11/15/22 @ 100	420	445
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	4,230	4,399
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 9/15/23 @ 100	1,083	1,145
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	515
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 7/15/23 @ 100	5,162	5,392
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 9/15/24 @ 100	3,450	3,487
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	833
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 9/8/25 @ 100	551	558
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 6/14/24 @ 100 (b)	5,786	5,917
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 12/14/22 @ 100 (b)	2,540	2,637

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 9/25/23 @ 100 (b)	$1,020	$1,027
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1.06% (LIBOR01M+93bps), 11/15/36 (a) (b)	3,000	3,001
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 6/15/23 @ 100	1,100	1,153
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (b)	5,000	5,201
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (b)	5,000	5,127
Credit Acceptance Auto Loan Trust, Series 2018-2, Class C, 4.16%, 9/15/27 (b)	8,720	9,048
Credit Acceptance Auto Loan Trust, Series 2017-3, Class C, 3.48%, 10/15/26, Callable 11/15/21 @ 100 (b)	9,665	9,724
Credit Acceptance Auto Loan Trust, Series 2018-1, Class C, 3.77%, 6/15/27, Callable 7/15/21 @ 100 (b)	2,000	2,030
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	3,200	3,222
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,844
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (b)	2,125	2,165
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	805
Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24, Callable 6/15/21 @ 100 (b)	511	517
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 10/15/23 @ 100	1,680	1,740
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 3/15/22 @ 100	3,332	3,386
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25 (b)	1,963	1,994
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,153
Evergreen Credit Card Trust, Series 2019-3, Class C, 2.71%, 10/16/23 (b)	4,000	4,057
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 1/15/23 @ 100 (b)	5,550	5,621
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 3/15/23 @ 100 (b)	3,731	3,806
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 12/15/24 @ 100	1,417	1,437
Exeter Automobile Receivables Trust, Series 2018-1, Class C, 3.03%, 1/17/23, Callable 6/15/22 @ 100 (b)	338	339
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 5/15/23 @ 100 (b)	2,273	2,322
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (b)	3,000	3,159
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (b)	2,156	2,190
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,944
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 10/15/22 @ 100 (b)	414	414
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 8/15/23 @ 100 (b)	1,210	1,261

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (b)	$2,943	$3,095
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (b) (c)	1,325	1,325
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 12/15/25 @ 100 (b)	2,969	2,968
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (b)	3,775	3,880
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 8/15/24 @ 100 (b)	2,000	2,049
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,511
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 2/20/23 @ 100	1,625	1,687
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 2.05% (LIBOR03M+180bps), 1/20/34 (a) (b)	5,000	5,016
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.05% (LIBOR03M+280bps), 1/20/34 (a) (b)	3,000	3,020
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.96%, 10/25/21 (b)	2,088	2,093
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (b)	7,120	7,143
Hertz Vehicle Financing LP, Series 2019-3A, Class B, 3.03%, 12/26/25 (b)	7,000	7,023
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (b)	188	189
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (b)	905	908
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (b)	2,851	2,904
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (b)	3,400	3,465
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,750	1,778
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,350	1,377
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	2,654
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,199
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,838
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	859
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (b)	5,875	6,190
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	8,880	9,086
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (b)	11,821	11,970
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (b)	5,750	5,938
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (b)	2,000	2,216
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 10/15/24 @ 100 (b)	5,000	5,152
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 10/15/24 @ 100 (b)	2,500	2,542
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 8/15/22 @ 100	4,275	4,427

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 5/15/22 @ 100	$1,665	$1,717
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 7/15/24 @ 100	2,000	2,024
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 1/15/22 @ 100	1,450	1,472
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 7/15/23 @ 100	1,063	1,076
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 12/20/22 @ 100 (b)	1,782	1,832
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 10/20/22 @ 100 (b)	1,460	1,504
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40 (b)	1,750	1,758
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 2/20/21 @ 100 (b)	2,126	2,151
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 2/20/21 @ 100 (b)	500	500
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (b)	3,823	3,852
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 3/20/25 @ 100 (b)	6,500	6,928
SCF Equipment Leasing LLC, Series 2018-1, Class B, 3.97%, 12/20/25, Callable 2/20/21 @ 100 (b)	1,000	1,001
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (b)	3,800	3,794
SLM Student Loan Trust, Series 2006-2, Class B, 0.44% (LIBOR03M+22bps), 1/25/41, Callable 7/25/32 @ 100 (a)	1,761	1,607
SLM Student Loan Trust, Series 2003-14, Class B, 0.77% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (a)	622	583
SLM Student Loan Trust, Series 2012-6, Class B, 1.13% (LIBOR01M+100bps), 4/27/43, Callable 3/25/28 @ 100 (a)	2,500	2,346
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,098
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,038
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	8,116
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 2/15/21 @ 100 (b)	464	467
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	2,000	2,033
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	5,132
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 4/23/23 @ 100 (b)	1,250	1,283
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,912	2,957
Trillium Credit Card Trust II, Series 2020-1A, Class C, 2.63%, 12/27/24 (b)	4,900	4,974
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 2/17/21 @ 100 (b)	3,639	3,805
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (b)	3,333	3,490

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	$9,000	$8,948
VB-S1 Issuer LLC, Series 2020-1A, Class D, 4.09%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,100	1,105
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,850	1,929
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 3/20/23 @ 100	5,000	5,155
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 5/15/23 @ 100 (b)	2,500	2,605
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 2.65% (LIBOR01M+250bps), 2/15/40 (a) (b) (c)	1,500	—
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 12/15/21 @ 100 (b)	5,000	5,153
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 2/15/23 @ 100 (b)	2,550	2,651
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (b)	9,625	9,818
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 12/15/21 @ 100 (b)	6,994	7,052
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 8/15/22 @ 100 (b)	2,500	2,574
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 10/15/23 @ 100	3,750	3,777
Total Asset-Backed Securities (Cost $369,089)		374,347
Collateralized Mortgage Obligations (19.7%)
AB BSL CLO 1 Ltd., Series 2020-1A, Class A1A, 1.65% (LIBOR03M+150bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	5,000	5,003
AB BSL CLO 1 Ltd., Series 2020-1A, Class B, 2.20% (LIBOR03M+205bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	3,000	3,001
Aimco CLO 11 Ltd., Series 2020-11A, Class C, 2.62% (LIBOR03M+240bps), 10/15/31, Callable 10/15/21 @ 100 (a) (b)	9,500	9,535
Annisa CLO Ltd., Series 2016-2, Class BR, 1.87% (LIBOR03M+165bps), 7/20/31, Callable 4/20/21 @ 100 (a) (b)	10,000	9,977
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 4/15/30 @ 100 (b) (d)	1,500	1,608
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.18% (LIBOR01M+105bps), 9/15/32 (a) (b)	5,000	4,997
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 1.93% (LIBOR01M+180bps), 9/15/32 (a) (b)	3,585	3,501
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (b) (d)	2,420	2,177
Bain Capital Credit CLO Ltd., Series 2020-3A, Class C, 2.82% (LIBOR03M+260bps), 10/23/32, Callable 10/23/21 @ 100 (a) (b)	2,250	2,260
Ballyrock CLO Ltd., Series 2020-2A, Class B, 2.76% (LIBOR03M+255bps), 10/20/31, Callable 10/20/21 @ 100 (a) (b)	4,000	4,020
Ballyrock CLO Ltd., Series 2020-1A, Class A2, 2.62% (LIBOR03M+240bps), 7/20/30, Callable 7/20/21 @ 100 (a) (b)	2,500	2,510
Ballyrock CLO Ltd., Series 2020-1A, Class X, 1.22% (LIBOR03M+100bps), 7/20/30, Callable 7/20/21 @ 100 (a) (b)	2,300	2,300

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	$5,000	$5,260
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	11,735	12,530
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 3/15/27 @ 100	5,000	5,603
BANK, Series 2019-BN23, Class AS, 3.20%, 11/15/29, Callable 11/15/29 @ 100	5,000	5,514
BANK, Series 2020-BN27, Class XA, 1.16%, 4/15/63, Callable 12/15/29 @ 100 (d) (e)	37,953	3,500
BANK, Series 2017-BNK8, Class AS, 3.73%, 11/15/50, Callable 11/15/27 @ 100	7,000	7,945
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.77% (LIBOR01M+364bps), 10/15/37 (a) (b)	5,000	5,019
BBCMS Mortgage Trust, Series 2020-BID, Class D, 4.76% (LIBOR01M+463bps), 10/15/37 (a) (b)	14,600	14,656
BBCMS Mortgage Trust, Series 2020-C7, Class XA, 1.63%, 4/15/53 (d) (e)	17,764	1,976
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.67% (LIBOR01M+254bps), 10/15/37 (a) (b)	5,000	5,029
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (b)	11,436	11,520
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (b)	3,500	3,508
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	6,462
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41 (d)	575	559
Benchmark Mortgage Trust, Series 2020-B18, Class A5, 1.93%, 7/15/53, Callable 7/11/30 @ 100	4,000	4,082
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61	5,000	5,573
Benchmark Mortgage Trust, Series 2020-B18, Class XA, 1.79%, 7/15/53 (d) (e)	40,121	4,791
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.78%, 9/15/53, Callable 9/15/30 @ 100 (d) (e)	32,577	3,856
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.38% (LIBOR01M+125bps), 12/15/29 (a) (b)	2,997	3,001
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44 (b) (d)	5,000	5,514
BX Commercial Mortgage Trust, Series 2020-FOX, Class D, 2.23% (LIBOR01M+210bps), 11/15/32 (a) (b)	4,000	4,018
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.54%, 3/9/44 (b) (d)	25,000	26,725
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (b)	3,125	3,338
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42 (b) (d) (e)	234,200	12,844
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.21% (LIBOR01M+108bps), 10/15/36 (a) (b)	8,673	8,703
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.38% (LIBOR01M+125bps), 10/15/36 (a) (b)	7,594	7,622
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.58% (LIBOR01M+145bps), 10/15/36 (a) (b)	3,797	3,808
BX Commercial Mortgage Trust, Series 2020-FOX, Class C, 1.68% (LIBOR01M+155bps), 11/15/32 (a) (b)	4,000	4,015
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class AJ, 5.74%, 12/15/47, Callable 9/15/21 @ 100 (b) (d)	7,000	7,133
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.63% (LIBOR01M+150bps), 11/15/36 (a) (b)	7,000	6,986
CIFC Funding Ltd., Series 2017-I, Class B, 1.92% (LIBOR03M+170bps), 4/23/29, Callable 4/21/21 @ 100 (a) (b)	3,500	3,492

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding Ltd., Series 2017-III, Class A1, 1.44% (LIBOR03M+122bps), 7/20/30, Callable 4/20/21 @ 100 (a) (b)	$5,000	$4,999
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	4,160
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,940
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,998
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	4,015
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4, 2.83%, 8/10/49, Callable 8/10/26 @ 100	8,293	9,028
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (b)	3,500	3,516
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,399	3,620
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (b)	10,000	10,354
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (b) (d)	9,500	10,320
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	2,660	2,689
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	9,700	9,999
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50 (d)	5,000	5,455
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,000	3,307
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41 (b) (d)	5,000	4,696
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (b)	2,500	2,530
DBCG Mortgage Trust, Series 2017-BBG, Class A, 0.83% (LIBOR01M+70bps), 6/15/34 (a) (b)	7,000	6,999
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (b)	2,500	2,523
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.71%, 9/15/53 (d) (e)	17,385	1,899
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (b)	5,000	5,118
DBUBS Mortgage Trust, Series 2011-LC3, Class B, 5.34%, 8/10/44 (b) (d)	1,950	1,980
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 1.79% (LIBOR03M+155bps), 7/15/30, Callable 4/15/21 @ 100 (a) (b)	5,000	4,989
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.17% (LIBOR03M+95bps), 4/17/31, Callable 4/17/21 @ 100 (a) (b)	3,500	3,500
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, 2.70% (LIBOR03M+245bps), 11/20/33, Callable 11/20/22 @ 100 (a) (b)	4,000	4,029
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (b) (d)	7,000	7,414
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (b) (d)	10,000	10,996
Goldentree Loan Management U.S. CLO 8 Ltd., Series 2020-8A, Class B1, 2.32% (LIBOR03M+210bps), 7/20/31, Callable 10/20/21 @ 100 (a) (b)	5,000	5,018
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 2.02% (LIBOR03M+180bps), 4/17/33, Callable 4/17/24 @ 100 (a) (b)	4,350	4,353
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)	10,166	10,328
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,751

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53 (d)	$3,750	$4,156
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 12/10/21 @ 100 (b)	3,000	3,080
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52	10,000	11,071
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52	7,000	7,733
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	6,924	7,121
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (b) (d)	8,862	9,599
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)	8,020	8,674
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (b) (d)	10,672	11,078
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b) (d)	5,000	5,147
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.11%, 12/15/47, Callable 2/15/23 @ 100 (d)	3,045	3,097
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.65%, 11/15/43 (b) (d)	4,000	3,807
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39 (b) (d)	2,000	2,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (d) (e)	18,794	381
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43 (b) (d)	2,000	1,996
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39 (b) (d)	1,614	1,771
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.42%, 8/15/46, Callable 7/15/21 @ 100 (b) (d)	6,100	6,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 6.11%, 4/17/45 (d)	1,002	309
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40 (b) (d) (e)	226,300	1,543
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1.93% (LIBOR01M+180bps), 5/15/36 (a) (b)	2,500	2,506
LCM LP, Series 18A, Class A1R, 1.24% (LIBOR03M+102bps), 4/20/31, Callable 4/20/21 @ 100 (a) (b)	1,000	1,000
Magnetite Ltd., Series 2015-12A, Class BRRA, 1.84% (LIBOR03M+160bps), 10/15/31, Callable 4/15/21 @ 100 (a) (b)	3,240	3,233
Magnetite XXVIII Ltd., Series 2020-28A, Class C, 2.57% (LIBOR03M+235bps), 10/25/31, Callable 10/25/21 @ 100 (a) (b)	2,000	2,009
Manhattan West, Series 2020-1MW, Class C, 2.33%, 9/10/40 (b) (d)	5,000	5,155
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	5,219
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/40 (b) (d)	4,250	4,274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45, Callable 6/15/22 @ 100 (b) (d) (e)	18,582	344
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17, Class A5, 3.74%, 8/15/47, Callable 7/15/24 @ 100	5,000	5,473
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.08% (LIBOR01M+195bps), 11/15/34 (a) (b)	8,215	8,218
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.13% (LIBOR01M+100bps), 11/15/34 (a) (b)	3,245	3,244
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.98% (LIBOR01M+85bps), 11/15/34 (a) (b)	2,200	2,198

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.83% (LIBOR01M+70bps), 11/15/34 (a) (b)	$2,105	$2,106
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.73% (LIBOR01M+260bps), 11/15/34 (a) (b)	4,000	4,000
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 1.72% (LIBOR03M+150bps), 1/28/30, Callable 4/28/21 @ 100 (a) (b)	5,000	5,001
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 4/19/21 @ 100 (b)	5,000	5,020
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class C, 2.57% (LIBOR03M+235bps), 10/20/32, Callable 10/20/21 @ 100 (a) (b)	1,500	1,507
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class B, 1.92% (LIBOR03M+170bps), 10/20/32, Callable 10/20/21 @ 100 (a) (b)	2,000	2,006
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 2.19% (LIBOR03M+195bps), 4/15/31, Callable 4/15/21 @ 100 (a) (b)	5,000	4,992
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class B, 2.82% (LIBOR03M+260bps), 4/20/31, Callable 7/20/21 @ 100 (a) (b)	3,000	3,014
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class B, 2.08% (LIBOR03M+185bps), 4/20/21, Callable 10/20/21 @ 100 (a) (b)	4,200	4,211
Octagon Investment Partners 50 Ltd., Series 2020-4A, Class C, 2.67% (LIBOR03M+250bps), 10/15/33, Callable 10/15/21 @ 100 (a) (b)	4,000	4,011
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 1.92% (LIBOR03M+170bps), 1/25/31, Callable 4/25/21 @ 100 (a) (b)	2,750	2,727
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	11,740
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.08% (LIBOR01M+95bps), 1/15/26 (a) (b)	2,625	2,639
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.12% (LIBOR03M+190bps), 2/20/28, Callable 2/20/21 @ 100 (a) (b)	2,000	2,000
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.32% (LIBOR03M+210bps), 8/20/27, Callable 2/20/21 @ 100 (a) (b)	5,000	5,001
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 2.32% (LIBOR03M+210bps), 10/24/27, Callable 4/24/21 @ 100 (a) (b)	5,000	5,002
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 1.82% (LIBOR03M+160bps), 10/24/27, Callable 4/24/21 @ 100 (a) (b)	4,500	4,503
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.51% (LIBOR03M+230bps), 11/25/28, Callable 11/25/21 @ 100 (a) (b)	5,000	5,019
Palmer Square Loan Funding Ltd., Series 2020-3A, Class B, 3.52% (LIBOR03M+330bps), 7/20/28, Callable 7/20/21 @ 100 (a) (b)	2,800	2,823
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 2.47% (LIBOR03M+225bps), 4/20/27, Callable 4/20/21 @ 100 (a) (b)	5,000	4,984
Race Point CLO Ltd., Series 2016-10A, Class B1R, 1.87% (LIBOR03M+165bps), 7/25/31, Callable 4/25/21 @ 100 (a) (b)	5,000	4,982
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, 2.47% (LIBOR03M+225bps), 10/23/31, Callable 4/23/21 @ 100 (a) (b)	5,000	5,000
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 2.02% (LIBOR03M+180bps), 1/21/31, Callable 4/20/21 @ 100 (a) (b)	1,000	979
Sound Point CLO XXVII Ltd., Series 2020-2A, Class C, 2.82% (LIBOR03M+260bps), 10/25/31, Callable 10/25/21 @ 100 (a) (b)	2,500	2,511
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/21 @ 100 (a) (b)	2,000	1,985

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Stratus CLO Ltd., Series 2020-1A, Class A, 2.20% (LIBOR03M+198bps), 4/30/28, Callable 4/20/21 @ 100 (a) (b)	$2,425	$2,427
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 0.88% (LIBOR01M+50bps), 7/19/35, Callable 2/19/21 @ 100 (a)	1,090	1,039
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.92% (LIBOR03M+170bps), 1/20/32, Callable 4/20/21 @ 100 (a) (b)	5,000	4,990
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.12% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a) (b)	6,000	6,043
Trinitas CLO Ltd., Series 2019-11A, Class A2, 2.19% (LIBOR03M+195bps), 7/15/32, Callable 7/15/21 @ 100 (a) (b)	5,610	5,614
Trinitas CLO Ltd., Series 2019-11A, Class B1, 2.54% (LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100 (a) (b)	5,000	5,006
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.13% (LIBOR03M+89bps), 4/15/29, Callable 4/15/21 @ 100 (a) (b)	5,000	4,985
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (b) (d) (e)	22,858	326
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AS, 5.15%, 1/10/45, Callable 11/10/21 @ 100 (b)	4,756	4,897
Venture CLO Ltd., Series 2014-16A, Class ARR, 1.09% (LIBOR03M+85bps), 1/15/28, Callable 4/15/21 @ 100 (a) (b)	3,539	3,539
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	3,078
Voya CLO Ltd., Series 2017-1, Class A2, 1.82% (LIBOR03M+160bps), 4/17/30, Callable 4/17/21 @ 100 (a) (b)	3,000	2,994
Voya CLO Ltd., Series 2019-4A, Class A1, 1.58% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	5,000	5,009
Voya CLO Ltd., Series 2015-3A, Class BR, 2.42% (LIBOR03M+220bps), 10/20/31, Callable 4/20/21 @ 100 (a) (b)	1,250	1,237
Voya CLO Ltd., Series 2013-2A, Class A1R, 1.19% (LIBOR03M+97bps), 4/25/31, Callable 4/25/21 @ 100 (a) (b)	8,750	8,737
Voya CLO Ltd., Series 2019-4A, Class B, 2.24% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	4,500	4,521
Voya CLO Ltd., Series 2020-1A, Class B1, 2.42% (LIBOR03M+220bps), 7/16/31, Callable 7/16/21 @ 100 (a) (b)	2,000	2,006
Voya CLO Ltd., Series 2018-3, Class B, 1.89% (LIBOR03M+165bps), 10/15/31, Callable 4/15/21 @ 100 (a) (b)	2,500	2,507
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	5,407
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,877
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53	2,000	2,209
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 9/15/25 @ 100 (d)	2,000	2,228
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (b) (d)	4,200	4,607
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.52%, 12/15/45, Callable 12/15/22 @ 100 (b) (d) (e)	57,902	1,241
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.66%, 11/15/44, Callable 10/15/21 @ 100 (b) (d)	5,348	5,478
Total Collateralized Mortgage Obligations (Cost $722,159)		740,887

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Preferred Stocks (1.1%)
Consumer Staples (0.7%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a) (f)	$400,000	$11,112
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b) (f)	150,000	14,925
		26,037
Financials (0.4%):
Citigroup Capital, cumulative redeemable, 6.58% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,456
CoBank ACB, non-cumulative (b) (f)	2,000	1,350
Delphi Financial Group, Inc., 3.41% (LIBOR03M+319bps), 5/15/37 (a) (g)	369,987	7,770
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (f)	5,000	4,730
		16,306
Total Preferred Stocks (Cost $40,358)		42,343
Senior Secured Loans (2.9%)
Academy, Ltd., Initial Term Loan, First Lien, 5.75% (LIBOR01M+500bps), 11/6/27 (a)	500	503
Allen Media, LLC, Initial Term Loan, First Lien, 5.75% (LIBOR03M+550bps), 2/10/27 (a)	992	989
Alterra Mountain Company, Additional Term Loan, First Lien, 5.50% (LIBOR01M+450bps), 5/13/26 (a)	1,971	1,979
AssuredPartners, Inc, 2020 June Incremental Term Loan, First Lien, 5.50% (LIBOR01M+450bps), 2/13/27 (a) (c)	2,989	3,005
Avolon TLB Borrower 1 (US) LLC, Term B-5 Loan, First Lien, 3.25% (LIBOR01M+250bps), 12/1/27 (a)	4,000	4,014
Bass Pro Group, LLC, Initial Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 12/16/23 (a)	969	970
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 3.74% (LIBOR03M+350bps), 6/20/24 (a)	381	381
BUCKEYE PARTNERS LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 12/16/26 (a) (o)	1,480	1,479
BWAY Holding Company, Initial Term Loan, First Lien, 3.38% (LIBOR01M+325bps), 4/3/24 (a) (c)	6,771	6,637
CenturyLink Inc., Term B Loans, First Lien, 2.40% (LIBOR01M+225bps), 3/15/27 (a)	6,452	6,425
CITGO Petroleum Corporation, 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (a)	1,433	1,425
Clear Channel Outdoor Holdings Inc., Term B Loan, First Lien, 3.71% (LIBOR03M+350bps), 11/25/26 (a)	2,950	2,874
ClubCorp Holdings, Inc., Term B Loans, First Lien, 3.00% (LIBOR03M+275bps), 9/18/24 (a)	2	2
DELTA AIR LINES, INC and SKYMILES IP LTD, Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (a) (c)	12,500	13,075
Delta Air Lines, Inc., Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 4/27/23 (a)	490	498
Elanco Animal Health Incorporated, Term Loans, First Lien, 1.89% (LIBOR01M+175bps), 8/1/27 (a)	1,896	1,891

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/29/24 (a)	$5,873	$5,822
Graham Packaging, Initial Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 7/28/27 (a)	469	471
HCA In.c, Term Loan B-12, First Lien, 1.90% (LIBOR01M+175bps), 3/13/25 (a)	1,990	1,992
H-Food Holdings, LLC, 2020 Incremental Term B-3 Loan, First Lien, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	498	500
H-Food Holdings, LLC, Initial Term Loan, First Lien, 3.83% (LIBOR01M+369bps), 5/31/25 (a)	3,437	3,415
Hub International Limited, B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR06M+325bps), 4/25/25 (a)	3,940	3,943
IRB Holding Corp, Fourth Amendment Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 11/19/27 (a)	1,500	1,504
Kronos Acquisition Holdings, Inc., 5.25% (LIBOR03M+450bps), 12/17/26 (a)	500	499
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (a) (c)	8,000	8,520
Oculus Acquisition Corp., Initial Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 11/8/27 (a)	1,000	1,004
PETCO Animal Supplies, Inc., 2017 Term Loan B-1, First Lien, 1/26/23 (a) (c) (o)	4,000	3,992
Serta Simmons Bedding LLC, Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 11/8/23 (a)	9,252	5,431
Solera, LLC, Term Loan USD, First Lien, 2.90% (LIBOR01M+275bps), 3/3/23 (a)	2,870	2,856
Sophia, L.P., Closing Date Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 10/7/27 (a)	1,000	1,003
SOTHEBY'S, Term Loan B, First Lien, 1/15/27 (a) (c) (o)	500	506
Sunshine Luxembourg VII Sarl, Facility B1 Commitments, First Lien, 5.00% (LIBOR03M+400bps), 10/2/26 (a)	1,946	1,951
The Boeing Company, Advance, First Lien, 1.47% (LIBOR03M+125bps), 2/6/22 (a)	4,000	3,979
The E.W. Scripps Company, Term Loan B3, First Lien, 3.75% (LIBOR01M+300bps), 12/15/27 (a) (c)	1,000	999
The Ultimate Software Group, Inc., 2021 Incremental Term Loans, First Lien, 4.00% (LIBOR02M+325bps), 5/3/26 (a)	998	1,001
The Ultimate Software Group, Inc., 2021 Incremental Term Loans, First Lien, 5/3/26 (a) (o)	1,500	1,505
Vertical US Newco Inc., Facility B (USD) Loan, First Lien, 4.57% (LIBOR06M+425bps), 6/30/27 (a)	1,000	1,008
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (a)	500	501
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 10/20/27 (a) (c) (o)	1,500	1,503
Western Digital Corporation, Term Loan A-1, First Lien, 1.65% (LIBOR01M+150bps), 2/27/23 (a)	2,367	2,357
Whatabrands LLC, Term B Loan, First Lien, 2.88% (LIBOR01M+275bps), 8/3/26, Callable 3/11/21 @ 100 (a)	5,639	5,630
Zayo Group Holdings Inc., Initial Dollar Term Loans, First Lien, 3.15% (LIBOR01M+300bps), 2/21/27, Callable 3/11/21 @ 100 (a)	1,227	1,219
Total Senior Secured Loans (Cost $109,575)		109,258
See notes to financial statements.

15

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (29.6%)
Communication Services (1.5%):
AT&T, Inc. 2.75%, 6/1/31, Callable 3/1/31 @ 100	$3,000	$3,132
4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	11,837
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	6,000	6,166
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	6,055
Lamar Media Corp., 4.00%, 2/15/30, Callable 2/15/25 @ 102	500	513
Scripps Escrow II, Inc., 3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (b)	500	500
Sprint Spectrum, 3.36%, 3/20/23 (b)	1,125	1,135
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	5,000	5,830
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100 (b)	5,000	5,117
TripAdvisor, Inc., 7.00%, 7/15/25, Callable 7/15/22 @ 103.5 (b)	1,000	1,080
Verizon Communications, Inc., 4.50%, 8/10/33	10,000	12,315
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 3/12/21 @ 102 (b)	2,500	2,506
		56,186
Consumer Discretionary (1.6%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	4,000	4,207
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	1,500	1,802
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	6,500	7,060
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (b) (c)	2,500	2,516
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (b)	3,500	3,585
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (h)	2,000	2,233
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (b)	2,500	2,669
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	2,237	2,362
Marriott International, Inc. 5.75%, 5/1/25, Callable 4/1/25 @ 100 (h)	1,227	1,423
4.63%, 6/15/30, Callable 3/15/30 @ 100	5,000	5,712
3.50%, 10/15/32, Callable 7/15/32 @ 100	10,000	10,612
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	862	865
NCL Corp. Ltd., 12.25%, 5/15/24, Callable 2/15/24 @ 100 (b)	500	585
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	1,000	1,080
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b) (i)	1,875	2,034
Tapestry, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100	4,000	4,311
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,678
Volkswagen Group of America Finance LLC 3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	1,184	1,305
3.75%, 5/13/300 (b)	3,000	3,414
		59,453
Consumer Staples (0.3%):
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	1,000	1,102
Kraft Heinz Foods Co., 4.63%, 10/1/39, Callable 4/1/39 @ 100	1,500	1,649

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Smithfield Foods, Inc. 4.25%, 2/1/27, Callable 11/1/26 @ 100 (b)	$1,500	$1,679
5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	3,167	3,750
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	2,500	3,226
		11,406
Energy (4.5%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 3/12/21 @ 105.63 (b)	3,000	2,636
Boardwalk Pipelines LP 4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	4,498
4.45%, 7/15/27, Callable 4/15/27 @ 100	5,000	5,677
Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100	3,000	3,022
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	6,727	7,389
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	3,000	3,278
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (b)	2,000	2,239
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b)	3,000	2,691
Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	4,500	4,780
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	2,960
Energy Transfer Operating LP 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (a) (f)	7,010	6,615
2.90%, 5/15/25, Callable 4/15/25 @ 100	2,000	2,109
3.23% (LIBOR03M+302bps), 11/1/66, Callable 3/12/21 @ 100 (a)	5,000	3,436
EnLink Midstream LLC, 5.38%, 6/1/29, Callable 3/1/29 @ 100	3,000	2,907
Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	2,000	1,926
EQT Corp., 3.00%, 10/1/22, Callable 9/1/22 @ 100	3,000	3,045
EQT Midstream Partners LP 4.13%, 12/1/26, Callable 9/1/26 @ 100	3,000	2,906
5.50%, 7/15/28, Callable 4/15/28 @ 100	2,000	2,071
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,489
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (h)	2,805	3,105
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	6,500	6,858
HollyFrontier Corp., 2.63%, 10/1/23	3,000	3,078
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,735
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	15,000	15,389
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	3,000	3,315
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	3,000	3,106
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	1,500	1,637
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,955	6,773
NuStar Logistics LP 4.75%, 2/1/22, Callable 11/1/21 @ 100	3,000	3,057
5.75%, 10/1/25, Callable 7/1/25 @ 100	1,000	1,059
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	2,093	1,942
ONEOK, Inc., 3.10%, 3/15/30, Callable 12/15/29 @ 100	3,000	3,111
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	5,457
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	2,000	1,946
QEP Resources, Inc., 5.63%, 3/1/26, Callable 12/1/25 @ 100	6,000	6,690
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	8,960	9,637
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,938

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100 (b)	$3,000	$3,491
Tallgrass Energy Partners LP/Tallgrass Energy Finance, 5.50%, 1/15/28, Callable 1/15/23 @ 102.75 (b)	2,936	2,942
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)	520	492
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	3,500	3,673
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	3,365	3,485
		169,590
Financials (10.1%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	4,000	4,547
American International Group, Inc., 8.17% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,923
Apollo Management Holdings LP, 2.65%, 6/5/30, Callable 3/5/30 @ 100 (b)	7,000	7,118
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,789
Assurant, Inc. 4.90%, 3/27/28, Callable 12/27/27 @ 100	1,500	1,746
3.70%, 2/22/30, Callable 11/22/29 @ 100 (i)	5,000	5,562
Athene Global Funding, 2.45%, 8/20/27 (b)	5,000	5,267
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,725
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,586
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,376
BankUnited, Inc. 4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,729
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	2,323
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	5,133
Citizens Financial Group, Inc. 4.15%, 9/28/22 (b)	7,000	7,369
2.64%, 9/30/32, Callable 7/2/32 @ 100 (b)	5,500	5,655
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (i)	2,000	2,295
DAE Funding LLC, 4.50%, 8/1/22, Callable 3/12/21 @ 101.13 (b)	1,898	1,915
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	10,085
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	3,053
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,175
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,628
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,718
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,717
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	3,175	3,241
Ford Motor Credit Co. LLC 4.13%, 8/17/27, Callable 6/17/27 @ 100	2,500	2,635
5.11%, 5/3/29, Callable 2/3/29 @ 100	2,555	2,811
4.00%, 11/13/30, Callable 8/13/30 @ 100	1,000	1,027
Fulton Financial Corp., 4.50%, 11/15/24 (i)	10,000	11,123
GA Global Funding Trust, 1.63%, 1/15/26 (b)	1,500	1,519
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	3,000	3,028
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	3,972	4,366
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,150

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
ILFC E-Capital Trust I, 3.23%, 12/21/65, Callable 3/12/21 @ 100 (b)	$6,225	$4,827
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a) (h)	3,000	3,202
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	5,000	5,539
KeyBank NA, 3.90%, 4/13/29	5,000	5,735
KeyCorp Capital II, 6.88%, 3/17/29 (i)	750	917
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	2,500	2,517
3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	1,500	1,650
Lincoln National Corp., 2.58% (LIBOR03M+236bps), 5/17/66, Callable 2/25/21 @ 100 (a)	5,018	4,244
Main Street Capital Corp. 4.50%, 12/1/22	5,000	5,249
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	3,000
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,986
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	5,996
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	7,619
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 3/12/21 @ 100 (a) (b)	10,235	10,178
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a) (i)	4,000	4,134
OneBeacon U.S. Holdings, Inc., 4.60%, 11/9/22	10,025	10,633
Owl Rock Capital Corp., 3.40%, 7/15/26, Callable 6/15/26 @ 100	5,000	5,126
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	9,000	9,713
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	5,000	5,895
PPL Capital Funding, Inc., 2.91% (LIBOR03M+267bps), 3/30/67, Callable 3/12/21 @ 100 (a)	4,000	3,723
ProAssurance Corp., 5.30%, 11/15/23	1,500	1,608
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	3,000	3,184
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a) (f) (i)	2,000	2,228
Santander Holdings USA, Inc. 3.45%, 6/2/25, Callable 5/2/25 @ 100	3,000	3,264
4.40%, 7/13/27, Callable 4/14/27 @ 100	10,818	12,402
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,602
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (a)	5,000	5,017
TCF National Bank 4.60%, 2/27/25	5,000	5,273
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	4,927
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	10,966
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	10,000	10,770
The Hartford Financial Services Group, Inc., 2.35% (LIBOR03M+213bps), 2/12/67, Callable 3/12/21 @ 100 (a) (b)	10,000	9,179
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,644
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,730

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Truist Bank 0.89% (LIBOR03M+67bps), 5/15/27, Callable 3/12/21 @ 100 (a)	$5,000	$4,782
2.25%, 3/11/30, Callable 12/11/29 @ 100	1,500	1,547
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a) (f)	4,000	4,521
Wells Fargo & Co. 3.90% (H15T5Y+3bps), Callable 3/15/26 @ 100 (a)	5,000	5,000
2.57% (LIBOR03M+100bps), 2/11/31, Callable 2/11/30 @ 100, MTN (a)	4,000	4,175
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,827
		375,863
Health Care (2.0%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	2,000	2,211
Bausch Health Cos., Inc., 5.00%, 2/15/29, Callable 2/15/24 @ 102.5 (b)	500	512
Bayer U.S. Finance II LLC 2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,660
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	6,010
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,337
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,775
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,410
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	6,327
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,368	8,832
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,500	1,645
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	13,720	14,374
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	3,322
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	3,000	3,209
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	4,778	5,646
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,687
		75,957
Industrials (5.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	3,000	2,977
Air Lease Corp. 3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,452
3.13%, 12/1/30, Callable 9/1/30 @ 100	5,000	5,115
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,365
Alaska Airlines Pass Through Trust 8.00%, 2/15/27 (b)	4,000	4,429
4.80%, 2/15/29 (b)	6,000	6,689
American Airlines Pass Through Trust 4.00%, 1/15/27	5,447	4,998
3.60%, 4/15/31	1,729	1,558
Ashtead Capital, Inc. 5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,636
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (b)	1,615	1,776
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	5,000	5,651
British Airways Pass Through Trust 4.63%, 12/20/25 (b)	9,373	9,649
3.35%, 12/15/30 (b)	2,379	2,299
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	6,939	7,073
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	3,000	3,096
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,774	4,563

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Delta Air Lines, Inc., 7.00%, 5/1/25 (b)	$500	$579
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (b)	12,032	13,327
FedEx Corp., 3.90%, 2/1/35	5,000	5,828
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27 (i)	6,333	6,082
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (b) (c)	1,000	1,038
JetBlue Pass Through Trust, 7.75%, 5/15/30	5,000	5,684
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	7,900	8,807
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,553
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,139
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	10,000	11,813
Spirit Aerosysytems, Inc., 7.50%, 4/15/25, Callable 4/15/22 @ 103.75 (b)	1,187	1,273
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	4,375	4,963
The Boeing Co. 5.15%, 5/1/30, Callable 2/1/30 @ 100	14,000	16,603
3.63%, 2/1/31, Callable 11/1/30 @ 100	5,000	5,379
5.81%, 5/1/50, Callable 11/1/49 @ 100	3,000	3,946
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	5,658	6,256
U.S. Airways (INS — MBIA Insurance Corp.), 7.08%, 9/20/22	261	259
U.S. Airways Pass Through Trust 6.25%, 10/22/24	1,933	1,896
7.13%, 4/22/25	1,295	1,289
3.95%, 5/15/27	5,806	5,595
United Airlines Pass Through Trust 4.63%, 3/3/24	3,747	3,768
4.30%, 2/15/27	3,514	3,640
3.50%, 11/1/29	4,780	4,498
		192,541
Information Technology (0.7%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	2,000	2,166
Apple, Inc., 2.40%, 8/20/50, Callable 6/20/50 @ 100	3,000	2,869
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (b)	5,000	4,961
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	3,000	3,612
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	4,000	4,345
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	2,632	2,901
Switch Ltd., 3.75%, 9/15/28, Callable 9/15/23 @ 101.88 (b)	1,000	1,023
VMware, Inc. 3.90%, 8/21/27, Callable 5/21/27 @ 100	4,000	4,483
4.70%, 5/15/30, Callable 2/15/30 @ 100	3,000	3,545
		29,905
Materials (0.6%):
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	3,000	3,228
CF Industries, Inc., 4.50%, 12/1/26 (b)	3,000	3,561
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,318
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100 (h)	1,500	1,881
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,500	1,512
Southern Copper Corp., 3.88%, 4/23/25	2,000	2,212

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	$3,000	$3,351
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (h)	5,000	5,440
		24,503
Real Estate (2.2%):
Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	11,500	12,155
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	6,500	6,763
Crown Castle International Corp. 4.30%, 2/15/29, Callable 11/15/28 @ 100	3,000	3,503
3.30%, 7/1/30, Callable 4/1/30 @ 100	2,000	2,196
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	3,327
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	8,476	9,218
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	5,643	5,829
Hudson Pacific Properties LP, 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,472
Keenan Development Associates of Tennessee LLC (INS — XL Capital Assurance), 5.02%, 7/15/28 (b)	333	355
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	5,000	4,967
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,250	1,273
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,534
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	5,000	5,121
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	6,500	7,243
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,389
SBA Tower Trust, 2.33%, 7/15/52 (b)	3,000	3,087
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (b) (c)	2,500	2,492
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	5,201
		84,125
Utilities (1.0%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,698
Duquesne Light Holdings, Inc. 5.90%, 12/1/21 (b)	2,500	2,598
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	5,150	5,765
Entergy Corp., 2.80%, 6/15/30, Callable 3/15/30 @ 100	3,000	3,211
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	3,750	4,215
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,313
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,366
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (b)	1,000	1,002
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (b)	3,000	3,405
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	3,000	3,422
WEC Energy Group, Inc., 2.33% (LIBOR03M+211bps), 5/15/67, Callable 3/12/21 @ 100 (a)	4,500	4,060
		36,055
Total Corporate Bonds (Cost $1,024,861)		1,115,584

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (6.6%)
Consumer Discretionary (0.1%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (b)	$1,429	$1,498
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b) (j)	3,785	4,190
		5,688
Consumer Staples (0.6%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	5,000	5,486
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	3,000	3,231
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	10,879
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (b)	3,000	3,358
3.50%, 7/26/26, Callable 5/26/26 @ 100 (b)	5,000	5,485
		28,439
Energy (0.4%):
Aker BP ASA 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	2,494	2,572
2.88%, 1/15/26, Callable 12/15/25 @ 100 (b)	2,188	2,259
Canadian Natural Resources Ltd., 2.95%, 7/15/30, Callable 4/15/30 @ 100	4,000	4,160
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	3,000	3,328
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	725	647
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,373
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 5/16/21 @ 102.67 (b)	1,441	1,319
		15,658
Financials (3.0%):
ABN AMRO Bank NV, 4.75%, 7/28/25 (b)	5,000	5,741
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,447
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,585
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b)	2,143	2,453
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	4,284
BNP Paribas SA 4.38%, 5/12/26 (b)	3,000	3,422
4.63%, 3/13/27 (b)	3,000	3,493
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a) (f)	5,000	5,315
Brookfield Finance, Inc. 4.35%, 4/15/30, Callable 1/15/30 @ 100	2,500	2,962
3.50%, 3/30/51, Callable 9/30/50 @ 100	2,000	2,074
Credit Suisse Group AG, 4.19% (SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100 (a) (b)	2,000	2,314
Danske Bank A/S, 3.24% (LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a) (b)	3,500	3,763
Element Fleet Management Corp., 3.85%, 6/15/25, Callable 5/15/25 @ 100 (b)	3,000	3,201
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	3,395
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	3,898
Nationwide Building Society, 4.00%, 9/14/26 (b)	5,000	5,599

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	$3,000	$3,239
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 3/8/21 @ 101 (a) (b)	10,056	10,184
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	9,000	9,839
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (a)	2,000	2,405
Santander UK PLC, 5.00%, 11/7/23 (b)	4,221	4,655
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	7,500	8,378
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	5,000	5,603
		107,249
Health Care (0.1%):
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (b)	2,333	2,354
Industrials (1.5%):
Air Canada Pass Through Trust 5.38%, 11/15/22 (b)	2,311	2,311
3.88%, 9/15/24 (b)	6,242	6,106
4.13%, 11/15/26 (b)	6,661	6,423
3.75%, 6/15/29 (b)	4,698	4,788
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 2/25/21 @ 103.09 (b)	2,500	2,570
Avolon Holdings Funding Ltd. 5.50%, 1/15/26, Callable 12/15/25 @ 100 (b)	2,500	2,834
3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,616
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	5,000	5,577
CK Hutchison International Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (b)	4,000	4,251
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (b)	2,000	2,193
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	7,254	7,387
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	2,615	2,474
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (b)	2,333	2,521
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,216
		54,267
Materials (0.3%):
Teck Resources Ltd. 3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,159
6.13%, 10/1/35	3,000	3,853
Yara International ASA, 3.80%, 6/6/26, Callable 3/6/26 @ 100 (b)	4,000	4,425
		13,437
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	4,167	4,763
Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	3,109
Korea International Bond, 1.00%, 9/16/30 (i)	1,000	971
		4,080

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (0.4%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	$5,000	$5,644
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b) (i)	2,257	2,394
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	3,192	3,497
		11,535
Total Yankee Dollars (Cost $229,055)		247,470
Municipal Bonds (5.0%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	765
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	1,005
The Water Works Board of The City of Birmingham Revenue, 2.60%, 1/1/27	2,000	2,196
		3,966
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,561
City of Phoenix Civic Improvement Corp. Revenue, Build America Bond 1.59%, 7/1/29	2,000	2,036
1.84%, 7/1/31, Continuously Callable @100	1,000	1,022
The University of Arizona Revenue, Build America Bond, Series A, 1.82%, 6/1/30	3,070	3,060
		7,679
California (0.2%):
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100 (c)	675	672
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,605
		6,277
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	5,006
Park Creek Metropolitan District Revenue Series B, 2.89%, 12/1/27	660	724
Series B, 2.99%, 12/1/28	1,000	1,103
		6,833
Connecticut (0.1%):
Connecticut State Development Authority Revenue, 5.50%, 4/1/21	3,000	3,025
State of Connecticut, GO, Series A, 2.42%, 7/1/27	1,000	1,078
		4,103
District of Columbia (0.0%): (k)
District of Columbia Revenue 2.25%, 4/1/27	800	836
2.68%, 4/1/31	1,500	1,592
		2,428

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	$2,500	$2,509
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	1,011
County of Miami-Dade Florida Transit System Revenue, Build America Bond, Series B, 4.59%, 7/1/21	3,300	3,354
		6,874
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	13,864	14,868
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	2,048
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	808
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,657
		4,513
Indiana (0.0%): (k)
Indiana Finance Authority Revenue 3.08%, 9/15/27	1,130	1,104
3.18%, 9/15/28	1,000	970
		2,074
Louisiana (0.0%): (k)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,763
Maryland (0.5%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,295	2,471
Series B, 4.15%, 6/1/28	2,390	2,591
Series B, 4.25%, 6/1/29	2,490	2,723
Series B, 4.35%, 6/1/30	1,330	1,465
Series B, 4.40%, 6/1/31	1,385	1,532
Maryland Stadium Authority Revenue Series C, 1.76%, 5/1/27	1,715	1,757
Series C, 1.91%, 5/1/28	4,770	4,896
		17,435
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	610	633
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	3,000	3,028
		3,661
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,717
New Jersey (0.7%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,754
Series A, 4.29%, 9/1/26	2,410	2,660

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue Series C, 5.71%, 6/15/30	$2,500	$3,114
Series NNN, 3.47%, 6/15/27	5,000	5,344
New Jersey Transportation Trust Fund Authority Revenue, 2.63%, 6/15/24	1,100	1,153
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,568
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	2,007
South Jersey Transportation Authority Revenue Series B, 3.12%, 11/1/26	450	469
Series B, 3.36%, 11/1/28	1,375	1,442
		22,511
New York (0.4%):
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	6,380
New York City Industrial Development Agency Revenue, 2.68%, 3/1/33	1,000	1,030
New York State Dormitory Authority Revenue, Series A, 2.01%, 7/1/28	750	770
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,283
New York Transportation Development Corp. Revenue, 1.36%, 12/1/21	1,250	1,248
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @100	2,920	2,966
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,500
		15,177
North Carolina (0.0%): (k)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,256
Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,161
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	9,151
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	1,231
		10,382
Oregon (0.0%): (k)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	512
Pennsylvania (0.3%):
City of Bethlehem, GO (NBGA — Federal Agricultural Mortgage Corporation) Series A, 2.46%, 10/1/26	2,570	2,753
Series A, 2.55%, 10/1/27	2,655	2,852
City of Philadelphia PA Water & Wastewater Revenue Series B, 1.73%, 11/1/28	1,000	989
Series B, 1.88%, 11/1/29	1,000	990
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,053
City of Pittsburgh PA, GO Series B, 1.62%, 9/1/29	1,570	1,567
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,185

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue 2.62%, 3/1/29	$1,855	$1,916
Series B, 3.20%, 11/15/27	1,000	1,090
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	742
		15,137
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.59%, 7/1/25	1,000	1,059
Series B, 2.80%, 7/1/26	2,735	2,928
		3,987
Texas (0.4%):
Central Texas Regional Mobility Authority Revenue, Build America Bond, Series C, 2.19%, 1/1/29	855	859
City of Dallas Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	881
City of Houston Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	2,051
Dallas/Fort Worth International Airport Revenue, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,643
Gainesville Hospital District, GO, 4.56%, 8/15/21	1,480	1,497
Harris County Cultural Education Facilities Finance Corp. Revenue 2.36%, 11/15/26	1,250	1,270
2.79%, 11/15/29	1,385	1,418
Series B, 1.27%, 7/1/25	850	853
Series B, 2.71%, 5/15/27	1,600	1,685
Series B, 2.76%, 5/15/28	2,000	2,104
Series B, 2.30%, 7/1/35	500	473
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	1,012
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,982
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,538
		21,266
Wisconsin (0.3%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,492
Total Municipal Bonds (Cost $176,148)		187,072
U.S. Government Agency Mortgages (3.3%)
Federal Home Loan Mortgage Corp. Series K017, Class X1, 1.28%, 12/25/21 (d) (e)	34,067	194
Series K019, Class X1, 1.58%, 3/25/22 (d) (e)	19,024	210
Series K023, Class X1, 1.22%, 8/25/22 (d) (e)	63,937	1,036
Series K025, Class X1, 0.80%, 10/25/22 (d) (e)	62,299	637
Series KC02, Class A2, 3.37%, 7/25/25 (h)	5,000	5,365
Series K099, Class A2, 2.60%, 9/25/29	20,000	22,113
Series K102, Class A2, 2.54%, 10/25/29	14,000	15,419
Series K110, Class X1, 1.70%, 4/25/30 (d) (e)	15,290	2,021
Series K111, Class X1, 1.57%, 5/25/30 (d) (e)	11,600	1,473

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Series K114, Class X1, 1.12%, 6/25/30 (d) (e)	$43,370		$4,011
Series K113, Class X1, 1.39%, 6/25/30 (d) (e)	—	(l)	—	(l)
Series K116, Class X1, 1.43%, 7/25/30 (d) (e)	24,994		2,899
Series K117, Class X1, 1.24%, 8/25/30 (d) (e)	49,470		4,927
5.50%, 4/1/36	45		50
			60,355
Federal National Mortgage Association Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500		2,773
2.50%, 7/1/27 — 11/1/34 (h)	15,388		16,154
4.00%, 8/1/49 — 2/1/50 (h)	23,178		24,850
3.50%, 9/1/49 — 2/1/50 (h)	18,664		19,814
			63,591
Total U.S. Government Agency Mortgages (Cost $117,883)			123,946
U.S. Treasury Obligations (14.2%)
U.S. Treasury Bonds 1.13%, 5/15/40 (h)	33,000		30,118
2.50%, 2/15/45 (h)	33,000		37,723
3.38%, 11/15/48 (h)	33,000		44,380
0.25%, 2/15/50	27,500		32,251
1.25%, 5/15/50	15,000		12,926
U.S. Treasury Notes 0.25%, 10/31/25	37,500		37,216
0.38%, 11/30/25	32,500		32,426
2.38%, 5/15/27 (h)	30,000		33,197
0.38%, 7/31/27	43,500		42,613
0.63%, 11/30/27	34,000		33,703
0.75%, 1/31/28	5,000		—
1.63%, 8/15/29 (h)	85,000		89,674
0.13%, 7/15/30	49,000		55,886
0.63%, 8/15/30	28,000		26,858
0.88%, 11/15/30	27,000		26,456
Total U.S. Treasury Obligations (Cost $527,394)			535,427
Commercial Paper (6.9%)
Albemarle Corp. 0.57%, 2/4/21 (b) (m)	9,000		8,999
0.44%, 3/2/21 (b) (m)	20,000		19,993
0.44%, 3/3/21 (b) (m)	8,000		7,997
American Transmission Co. LLC, 0.27%, 2/1/21 (b) (m)	16,000		16,000
Cabot Corp., 0.45%, 2/1/21 (b) (m)	11,000		11,000
CenterPoint Energy Resources Corp. 0.35%, 2/1/21 (b) (m)	3,000		3,000
0.35%, 2/1/21 (b) (m)	5,200		5,200
Duke Energy Corp., 0.25%, 2/1/21 (b) (m)	7,100		7,100
Enable Midstream Partners LP 0.63%, 2/3/21 (b) (m)	5,360		5,360
0.48%, 2/8/21 (b) (m)	17,600		17,598

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
FMC Corp. 1.64%, 2/1/21 (b) (m)	$35,000	$34,997
0.70%, 2/24/21 (b) (m)	1,000	1,000
Glencore Funding LLC, 0.37%, 2/10/21 (b) (m)	5,000	4,999
Hannover Funding Co. LLC, 0.99%, 2/1/21 (b) (m)	6,500	6,500
Jabil, Inc. 1.19%, 2/2/21 (b) (m)	20,000	19,999
1.00%, 2/3/21 (b) (m)	2,600	2,600
0.66%, 2/22/21 (b) (m)	15,000	14,994
LyondellBasell Investment LLC, 0.23%, 2/4/21 (b) (m)	3,462	3,462
Ovintiv, Inc. 2.52%, 2/1/21 (b) (m)	13,000	12,999
1.68%, 2/2/21 (b) (m)	6,000	5,999
1.12%, 2/16/21 (b) (m)	10,000	9,995
1.12%, 2/26/21 (b) (m)	1,100	1,099
Plains All America Pipeline, 0.25%, 2/3/21 (b) (m)	21,000	21,000
Plains Midstream Canada 0.90%, 2/2/21 (b) (m)	3,000	3,000
0.75%, 2/3/21 (b) (m)	13,600	13,599
Total Commercial Paper (Cost $258,498)		258,489
Collateral for Securities Loaned^ (0.1%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (n)	2,490,258	2,490
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (n)	15,383	15
HSBC U.S. Government Money Market Fund I Shares, 0.03% (n)	2,621,754	2,622
Total Collateral for Securities Loaned (Cost $5,127)		5,127
Total Investments (Cost $3,580,147) — 99.4%		3,739,950
Other assets in excess of liabilities — 0.6%		22,111
NET ASSETS — 100.00%		$3,762,061

At January 31, 2021, the Fund's investments in foreign securities were 6.6% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $1,675,020 (thousands) and amounted to 44.5% of net assets.

(c)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2021.

(e)  Security is interest only.

See notes to financial statements.

30

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

(f)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.2% of the Fund's net assets.

(h)  All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(i)  All or a portion of this security is on loan.

(j)  All of the coupon is paid in kind.

(k)  Amount represents less than 0.05% of net assets.

(l)  Rounds to less than $1 thousand.

(m)  Rate represents the effective yield at January 31, 2021.

(n)  Rate disclosed is the daily yield on January 31, 2021.

(o)  The rate for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

PIK — Payment in-kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

See notes to financial statements.

31

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2021

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2021.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	325	3/22/21	$44,797,694	$44,535,156	$(262,538)
2-Year U.S. Treasury Note Futures	275	3/31/21	60,711,706	60,768,554	56,848
30-Year U.S. Treasury Bond Futures	320	3/22/21	55,745,743	53,990,000	(1,755,743)
5-Year U.S. Treasury Note Futures	75	3/31/21	9,440,807	9,440,625	(182)
					$(1,961,615)
	Total unrealized appreciation				$56,848
	Total unrealized depreciation				(2,018,463)
	Total net unrealized appreciation (depreciation)				$(1,961,615)

See notes to financial statements.

32

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Intermediate- Term Bond Fund
Assets:
Investments, at value (Cost $3,580,147)	$3,739,950	(a)
Cash and cash equivalents	17,459
Deposit with brokers for futures contracts	3,868
Receivables:
Interest and dividends	17,116
Capital shares issued	2,450
Investments sold	39,321
Variation margin on open futures contracts	4
From Adviser	45
Prepaid expenses	66
Total assets	3,820,279
Liabilities:
Payables:
Collateral received on loaned securities	5,127
Distributions	206
Investments purchased	45,983
Capital shares redeemed	4,437
Variation margin on open futures contracts	345
Accrued expenses and other payables:
Investment advisory fees	1,166
Administration fees	404
Custodian fees	30
Transfer agent fees	455
Compliance fees	2
12b-1 fees	6
Other accrued expenses	57
Total liabilities	58,218

(continues on next page)

See notes to financial statements.

33

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

USAA Intermediate- Term Bond Fund
Net Assets:
Capital	$3,558,288
Total accumulated earnings/(loss)	203,773
Net assets	$3,762,061
Net Assets
Fund Shares	$1,950,740
Institutional Shares	1,734,534
Class A	46,763
Class C	1,151
R6 Shares	28,873
Total	$3,762,061
Shares (unlimited number of shares authorized with no par value):
Fund Shares	177,529
Institutional Shares	157,823
Class A	4,261
Class C	105
R6 Shares	2,627
Total	342,345
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.99
Institutional Shares	$10.99
Class A	$10.98
Class C (c)	$10.98
R6 Shares	$10.99
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.23

(a)  Includes $4,977 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

34

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Intermediate- Term Bond Fund
Investment Income:
Dividends	$1,284
Interest	60,768
Securities lending (net of fees)	11
Total income	62,063
Expenses:
Investment advisory fees	6,694
Administration fees — Fund Shares	1,473
Administration fees — Institutional Shares	884
Administration fees — Class A	34
Administration fees — Class C	1
Administration fees — R6 Shares	7
Sub-Administration fees	14
12b-1 fees — Class A	57
12b-1 fees — Class C	3
Custodian fees	181
Transfer agent fees — Fund Shares	977
Transfer agent fees — Institutional Shares	884
Transfer agent fees — Class A	23
Transfer agent fees — Class C	— (a)
Transfer agent fees — R6 Shares	1
Trustees' fees	27
Compliance fees	12
Legal and audit fees	81
State registration and filing fees	66
Interfund lending fees	1
Other expenses	169
Total expenses	11,589
Expenses waived/reimbursed by Adviser	(120)
Net expenses	11,469
Net Investment Income (Loss)	50,594
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	74,614
Net realized gains (losses) from futures contracts	(648)
Net change in unrealized appreciation/depreciation on investment securities	(12,406)
Net change in unrealized appreciation/depreciation on futures contracts	(3,251)
Net realized/unrealized gains (losses) on investments	58,309
Change in net assets resulting from operations	$108,903

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

35

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$50,594	$128,467
Net realized gains (losses) from investments	73,966	157,271
Net change in unrealized appreciation/depreciation on investments	(15,657)	37,526
Change in net assets resulting from operations	108,903	323,264
Distributions to Shareholders:
Fund Shares	(94,852)	(91,800)
Institutional Shares	(85,515)	(85,458)
Class A	(2,152)	(2,102)
Class C (a)	(38)	— (b)
R6 Shares	(1,338)	(699)
Change in net assets resulting from distributions to shareholders	(183,895)	(180,059)
Change in net assets resulting from capital transactions	12,463	(123,163)
Change in net assets	(62,529)	20,042
Net Assets:
Beginning of period	3,824,590	3,804,548
End of period	$3,762,061	$3,824,590
Capital Transactions:
Fund Shares
Proceeds from shares issued	$138,078	$370,884
Distributions reinvested	92,187	88,555
Cost of shares redeemed	(201,029)	(522,396)
Total Fund Shares	$29,236	$(62,957)
Institutional Shares
Proceeds from shares issued	$106,198	$305,352
Distributions reinvested	83,425	83,607
Cost of shares redeemed	(212,284)	(462,347)
Total Institutional Shares	$(22,661)	$(73,388)
Class A
Proceeds from shares issued	$3,194	$5,417
Distributions reinvested	2,099	2,069
Cost of shares redeemed	(3,611)	(14,102)
Total Class A	$1,682	$(6,616)
Class C (a)
Proceeds from shares issued	$1,115	$18
Distributions reinvested	38	— (b)
Cost of shares redeemed	— (b)	—
Total Class C	$1,153	$18

(a)  Class C commenced operations on June 29, 2020.

(b)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

36

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Capital Transactions:
R6 Shares
Proceeds from shares issued	$2,413	$20,274
Distributions reinvested	1,017	83
Cost of shares redeemed	(377)	(577)
Total R6 Shares	$3,053	$19,780
Change in net assets resulting from capital transactions	$12,463	$(123,163)
Share Transactions:
Fund Shares
Issued	12,371	34,243
Reinvested	8,359	8,176
Redeemed	(18,018)	(48,491)
Total Fund Shares	2,712	(6,072)
Institutional Shares
Issued	9,528	28,134
Reinvested	7,562	7,719
Redeemed	(19,031)	(42,872)
Total Institutional Shares	(1,941)	(7,019)
Class A
Issued	288	498
Reinvested	191	191
Redeemed	(324)	(1,309)
Total Class A	155	(620)
Class C (a)
Issued	100	2
Reinvested	3	—
Redeemed	— (b)	—
Total Class C	103	2
R6 Shares
Issued	219	1,884
Reinvested	92	8
Redeemed	(34)	(53)
Total R6 Shares	277	1,839
Change in Shares	1,306	(11,870)

(a)  Class C commenced operations on June 29, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

37

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$11.21	0.15	(d)	0.18	0.33	(0.15)	(0.40)
Year Ended July 31, 2020	$10.78	0.36	(d)	0.58	0.94	(0.36)	(0.15)
Year Ended July 31, 2019	$10.33	0.38		0.46	0.84	(0.39)	—
Year Ended July 31, 2018	$10.70	0.37		(0.37)	—	(0.37)	—
Year Ended July 31, 2017	$10.71	0.38		(0.01)	0.37	(0.38)	—
Year Ended July 31, 2016	$10.58	0.42		0.14	0.56	(0.42)	(0.01)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$11.22	0.15	(d)	0.17	0.32	(0.15)	(0.40)
Year Ended July 31, 2020	$10.78	0.37	(d)	0.59	0.96	(0.37)	(0.15)
Year Ended July 31, 2019	$10.33	0.39		0.45	0.84	(0.39)	—
Year Ended July 31, 2018	$10.70	0.38		(0.37)	0.01	(0.38)	—
Year Ended July 31, 2017	$10.72	0.39		(0.02)	0.37	(0.39)	—
Year Ended July 31, 2016	$10.58	0.43		0.15	0.58	(0.43)	(0.01)
Class A
Six Months Ended January 31, 2021 (unaudited)	$11.20	0.13	(d)	0.19	0.32	(0.14)	(0.40)
Year Ended July 31, 2020	$10.77	0.33	(d)	0.58	0.91	(0.33)	(0.15)
Year Ended July 31, 2019	$10.32	0.35		0.45	0.80	(0.35)	—
Year Ended July 31, 2018	$10.69	0.34		(0.37)	(0.03)	(0.34)	—
Year Ended July 31, 2017	$10.70	0.35		(0.01)	0.34	(0.35)	—
Year Ended July 31, 2016	$10.58	0.40		0.13	0.53	(0.40)	(0.01)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

38

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.55)	$10.99	3.14%	0.63%	2.63%	0.63%	$1,950,740	33%
Year Ended July 31, 2020	(0.51)	$11.21	8.94%	0.58%	3.32%	0.58%	$1,960,334	73	%(e)
Year Ended July 31, 2019	(0.39)	$10.78	8.28%	0.64%	3.71%	0.64%	$1,949,989	35%
Year Ended July 31, 2018	(0.37)	$10.33	(0.03)%	0.63%	3.50%	0.63%	$1,907,941	15%
Year Ended July 31, 2017	(0.38)	$10.70	3.52%	0.63%	3.57%	0.63%	$1,949,102	13%
Year Ended July 31, 2016	(0.43)	$10.71	5.55%	0.62%	4.08%	0.62%	$1,812,716	18%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.55)	$10.99	3.08%	0.57%	2.69%	0.58%	$1,734,534	33%
Year Ended July 31, 2020	(0.52)	$11.22	9.11%	0.51%	3.39%	0.52%	$1,791,887	73	%(e)
Year Ended July 31, 2019	(0.39)	$10.78	8.35%	0.58%	3.77%	0.58%	$1,798,154	35%
Year Ended July 31, 2018	(0.38)	$10.33	0.04%	0.56%	3.57%	0.56%	$1,964,377	15%
Year Ended July 31, 2017	(0.39)	$10.70	3.51%	0.56%	3.64%	0.56%	$2,049,723	13%
Year Ended July 31, 2016	(0.44)	$10.72	5.72%	0.54%	4.13%	0.54%	$1,771,357	18%
Class A
Six Months Ended January 31, 2021 (unaudited)	(0.54)	$10.98	2.91%	0.90%	2.36%	0.90%	$46,763	33%
Year Ended July 31, 2020	(0.48)	$11.20	8.66%	0.09%	3.06%	0.86%	$45,991	73	%(e)
Year Ended July 31, 2019	(0.35)	$10.77	7.97%	0.93%	3.42%	0.93%	$50,892	35%
Year Ended July 31, 2018	(0.34)	$10.32	(0.31)%	0.90%	3.22%	0.90%	$53,308	15%
Year Ended July 31, 2017	(0.35)	$10.69	3.28%	0.87%	3.44%	0.87%	$74,377	13%
Year Ended July 31, 2016	(0.41)	$10.70	5.19%	0.86%	3.85%	0.86%	$98,835	18%

(continues on next page)

See notes to financial statements.

39

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Class C
Six Months Ended January 31, 2021 (unaudited)	$11.20	0.09	(d)	0.19	0.28	(0.10)	(0.40)
June 29, 2020 (f) through July 31, 2020	$10.99	0.02	(d)	0.21	0.23	(0.02)	—
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	$11.22	0.16	(d)	0.17	0.33	(0.16)	(0.40)
Year Ended July 31, 2020	$10.79	0.37	(d)	0.59	0.96	(0.38)	(0.15)
Year Ended July 31, 2019	$10.33	0.41		0.46	0.87	(0.41)	—
Year Ended July 31, 2018	$10.71	0.39		(0.38)	0.01	(0.39)	—
December 1, 2016 (f) through July 31, 2017	$10.38	0.26		0.33	0.59	(0.26)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020 and July 1, 2019, for Class C and R6 Shares, respectively, and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Commencement of operations.

See notes to financial statements.

40

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Class C
Six Months Ended January 31, 2021 (unaudited)	(0.50)	$10.98	2.68%	1.53%	1.63%	3.64%	$1,151	33%
June 29, 2020 (f) through July 31, 2020	(0.02)	$11.20	2.09%	1.53%	2.06%	175.78%	$19	73	%(e)
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	(0.56)	$10.99	3.16%	0.43%	2.82%	0.48%	$28,873	33%
Year Ended July 31, 2020	(0.53)	$11.22	9.14%	0.39%	3.45%	0.46%	$26,359	73	%(e)
Year Ended July 31, 2019	(0.41)	$10.79	8.66%	0.39%	3.96%	0.74%	$5,513	35%
Year Ended July 31, 2018	(0.39)	$10.33	0.12%	0.39%	3.74%	0.80%	$4,994	15%
December 1, 2016 (f) through July 31, 2017	(0.26)	$10.71	5.79%	0.39%	3.78%	1.07%	$5,158	13%

See notes to financial statements.

41

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Intermediate-Term Bond Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$374,347	$—	$374,347
Collateralized Mortgage Obligations	—	740,887	—	740,887
Preferred Stocks	19,648	22,695	—	42,343
Senior Secured Loans	—	109,258	—	109,258
Corporate Bonds	—	1,115,584	—	1,115,584
Yankee Dollars	—	247,470	—	247,470
Municipal Bonds	—	187,072	—	187,072
U.S. Government Agency Mortgages	—	123,946	—	123,946
U.S. Treasury Obligations	—	535,427	—	535,427
Commercial Paper	—	258,489	—	258,489
Collateral for Securities Loaned	5,127	—	—	5,127
Total	$24,775	$3,715,175	$—	$3,739,950
Other Financial Investments^:
Assets:
Futures Contracts	$57	$—	$—	$57
Liabilities:
Futures Contracts	$(2,019)	$—	$—	$(2,019)
Total	$(1,962)	$—	$—	$(1,962)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the six months ended January 31, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure	$57	$2,019

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended January 31, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure	$(648)	$(3,251)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$4,977	$—	$5,127

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

47

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$25,900	$24,100	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$817,842	$1,278,006	$375,300	$116,519

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.9%
USAA Target Retirement Income Fund	0.0	%*
USAA Target Retirement 2030 Fund	0.0	%*
USAA Target Retirement 2040 Fund	0.0	%*
USAA Target Retirement 2050 Fund	0.0	%*
USAA Target Retirement 2060 Fund	0.0	%*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

48

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of each class within the Lipper Core Plus Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $462, $438, $7, less than $(1) and $5 for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively, in thousands. Performance adjustments were 0.05%, 0.05%, 0.03%, less than (0.01)% and 0.04% for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, 0.15% and 0.05% of average daily net assets for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

49

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10%, 0.10% and 0.01% of average daily net assets of the Institutional Shares, Class A, Class C and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of average daily net assets of Class A and Class C, respectively. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to VCTA for the period ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor received approximately $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.59%, 0.52%, 0.87%, 1.53% and 0.39% for Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$4	$200	$120	$324

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply

51

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in

52

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

53

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$9,494	9	0.63%	$21,920

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

54

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,031.40	$1,022.03	$3.23	$3.21	0.63%
Institutional Shares	1,000.00	1,030.80	1,022.33	2.92	2.91	0.57%
Class A	1,000.00	1,029.10	1,020.67	4.60	4.58	0.90%
Class C	1,000.00	1,026.80	1,017.49	7.82	7.78	1.53%
R6 Shares	1,000.00	1,031.60	1,023.04	2.20	2.19	0.43%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

For the period August 1, 2020 to January 31, 2021, performance adjustments were applied to the Fund. The annualized expense ratios of 0.44%, and 0.41% for the Institutional Shares, and R6 Shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended January 31, 2021.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,031.40	$1,022.23	$3.02	$3.01	0.59%
Institutional Shares	1,000.00	1,030.80	1,022.58	2.66	2.65	0.52%
Class A	1,000.00	1,029.10	1,020.82	4.45	4.43	0.87%
R6 Shares	1,000.00	1,031.60	1,023.24	2.00	1.99	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

56

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Intermediate-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

59

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40049-0321

JANUARY 31, 2021

Semi Annual Report

USAA Money Market Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

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•  The latest fund news

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Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information (Unaudited)	21
Proxy Voting and Portfolio Holdings Information	21
Expense Example	21
Considerations of the Board in Continuing the Investment Advisory Agreement	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Money Market Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with the highest income consistent with preservation of capital and the maintenance of liquidity.

Portfolio Mix*:

January 31, 2021

(% of Net Assets)

* Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (10.9%)
Consumer Staples (1.4%):
Altoona-Blair County Development Corp. (LOC — PNC Financial Services Group), 0.16%, 4/1/35, Callable 2/17/21 @ 100 (a) (b)	$20,000	$20,000
Harvest Time Tabernacle, Inc. (LOC — Federal Home Loan Bank of Dallas), 0.21%, 8/1/37 (b)	4,115	4,115
Labcon North America (LOC — BNP Paribas), 0.17%, 6/1/44 (b)	7,020	7,020
		31,135
Financials (9.5%):
Bass Pro Rossford Development Co. LLC (LOC — Fifth Third Bank), 0.26%, 11/1/27 (b)	20,755	20,755
Carol Allen Family Liquidity Trust (LOC — Comerica Bank, N.A.), 0.20%, 3/1/48, Callable 3/12/21 @ 100 (b)	25,000	25,000
Chad J Himmel Irrevocable Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 7/1/48, Callable 3/12/21 @ 100 (b)	5,290	5,290
Columbus Hotel Investment One LLC (LOC — Federal Home Loan Bank of New York), 0.15%, 10/1/48, Callable 3/12/21 @ 100 (b)	6,535	6,535
David S Pearl II Irrevocable Trust (LOC — Federal Home Loan Bank of Dallas), 0.24%, 11/1/36, Callable 3/12/21 @ 100 (b)	2,670	2,670
Delos LLC (LOC — Wells Fargo & Co.), 0.19%, 3/1/37 (b)	9,205	9,205
Elsinore Properties LP (LOC — Fifth Third Bank), 0.19%, 2/1/37 (b)	4,125	4,125
Fiore Capital LLC (LOC — Wells Fargo & Co.), 0.19%, 8/1/45 (b)	24,990	24,990
Gillean Family Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 12/1/39, Callable 3/12/21 @ 100 (b)	6,140	6,140
Herman & Kittle Capital LLC (LOC — Federal Home Loan Bank of Cincinnati), 0.15%, 2/1/37 (b)	3,550	3,550
Lamar Avenue Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 12/1/37, Callable 3/12/21 @ 100 (b)	4,445	4,445
Lavonia O Frick Family Trust (LOC — Federal Home Loan Bank of Atlanta), 0.15%, 8/1/48, Callable 3/12/21 @ 100 (b)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 6/1/48, Callable 3/12/21 @ 100 (b)	4,025	4,025
Medilucent MOB I LP (LOC — PNC Financial Services Group), 0.16%, 8/1/30 (b)	5,870	5,870
NLS Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 0.19%, 12/1/39, Callable 3/12/21 @ 100 (b)	11,260	11,260
Opler Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 0.19%, 11/1/39, Callable 3/12/21 @ 100 (b)	9,280	9,280
Pinnacle Properties Development Group LLC (LOC — Federal Home Loan Bank of Cincinnati), 0.15%, 6/15/41 (b)	10,549	10,549
Stivers Realty LC (LOC — Federal Home Loan Bank of Dallas), 0.15%, 7/1/43, Callable 3/12/21 @ 100 (b)	6,470	6,470
Stobro Co. LP (LOC — Federal Home Loan Bank of Pittsburgh), 0.33%, 1/1/32 (b)	9,650	9,650
The Debra B Kennedy Irrevocable Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 5/1/48, Callable 3/12/21 @ 100 (b)	4,420	4,420
The Dennis Wesley Co., Inc. (LOC — Federal Home Loan Bank of Indianapolis) 0.15%, 6/15/34, Callable 3/12/21 @ 100 (b)	2,075	2,075
0.15%, 11/15/39, Callable 3/12/21 @ 100 (b)	10,125	10,125

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Jacob Rosenstein Irrevocable Life Insurance Trust (LOC — Bank of Oklahoma, N.A.), 0.19%, 8/1/37, Callable 3/12/21 @ 100 (b)	$5,800	$5,800
The Linda E Krejsek Life Insurance Trust (LOC — Federal Home Loan Bank of Dallas), 0.16%, 9/1/37 (b)	5,490	5,490
		203,719
Total Corporate Bonds (Cost $234,854)		234,854
Yankee Dollars (1.6%)
Materials (1.6%):
SSAB AB (LOC — Credit Agricole Corp. Inv. Bank), 0.15%, 5/1/34, Callable 3/12/21 @ 100 (b)	15,000	15,000
SSAB AB (LOC — Swedbank AB), 0.15%, 4/1/34 (b)	20,000	20,000
		35,000
Total Yankee Dollars (Cost $35,000)		35,000
Municipal Bonds (16.1%)
Arizona (1.2%):
Yavapai County IDA Revenue (LOC — Bank of Nova Scotia), 0.25%, 9/1/35, Continuously Callable @100 (b)	26,625	26,625
Arkansas (1.3%):
County of Union AR Revenue (LOC — Bank of America Corp.), Series R, 0.19%, 10/1/27, Callable 3/1/21 @ 100 (b)	29,000	29,000
Connecticut (0.3%):
Connecticut State Development Authority Revenue (LOC — Toronto-Dominion Bank), 0.28%, 12/1/28, Continuously Callable @100 (b)	4,160	4,160
Georgia (1.4%):
Appling County Development Authority Revenue (NBGA — Southern Co.), 0.05%, 9/1/41, Continuously Callable @100 (b)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.05%, 7/1/49, Continuously Callable @100 (b)	15,000	15,000
		30,900
Illinois (0.1%):
Illinois Finance Authority Revenue (LOC — Federal Home Loan Bank of Chicago), 0.19%, 7/1/40, Continuously Callable @100 (b)	2,740	2,740
Indiana (0.6%):
City of Knox Revenue (LOC — SunTrust Bank), 0.19%, 2/1/46, Continuously Callable @100 (b)	11,300	11,300
City of Marion Revenue (LOC — Key Bank, N.A.), Series A, 0.24%, 2/1/35, Continuously Callable @100 (b)	3,035	3,035
		14,335
Louisiana (4.8%):
Parish of St. Charles Revenue (LOC — Federal Home Loan Bank of Atlanta), 0.18%, 9/1/24, Continuously Callable @100 (b)	2,475	2,475
Parish of St. James Revenue (NBGA — Nucor Corp.), Series B-1, 0.14%, 11/1/40, Continuously Callable @100 (b)	100,970	100,970
		103,445

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (4.6%):
Broadalbin-Perth Central School District, GO, 1.25%, 6/24/21	$13,000	$13,035
Hannibal Central School District, GO, 1.25%, 6/30/21	27,000	27,077
Minisink Valley Central School District, GO, 1.25%, 6/25/21	17,939	17,970
Saratoga County IDA Revenue (LOC — JPMorgan Chase & Co.), 0.16%, 11/1/21, Continuously Callable @100 (b)	7,245	7,245
Schuylerville Central School District, GO, 1.50%, 6/25/21	18,730	18,767
Stillwater Central School District, GO, 1.50%, 6/25/21	12,183	12,209
		96,303
Oklahoma (1.5%):
Muskogee Industrial Trust Revenue, Series A, 0.29%, 1/1/25, Callable 3/3/21 @ 100 (b)	32,400	32,400
Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC — PNC Financial Services Group), 0.19%, 11/1/27, Callable 3/1/21 @ 100 (b)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue (LOC — PNC Financial Services Group), 0.16%, 4/1/35 (b)	3,095	3,095
		7,831
Total Municipal Bonds (Cost $347,739)		347,739
U.S. Treasury Obligations (8.1%)
U.S. Treasury Bills 0.05%, 2/2/21 (c)	25,000	25,000
0.09%, 2/23/21 (c)	50,000	49,996
0.09%, 3/9/21 (c)	25,000	24,998
0.08%, 3/16/21 (c)	50,000	49,995
0.08%, 4/20/21 (c)	25,000	24,996
Total U.S. Treasury Obligations (Cost $174,985)		174,985
Commercial Paper (60.0%)
American Honda Finance 0.24%, 2/23/21 (c)	25,000	24,996
0.27%, 3/18/21 (c)	20,000	19,993
0.32%, 3/23/21 (c)	25,000	24,989
AT&T, Inc., 0.25%, 6/1/21 (a) (c)	20,000	19,983
Barclays Bank PLC 0.22%, 2/8/21 (a) (c)	25,000	24,999
0.20%, 7/27/21 (a) (c)	20,000	19,980
0.23%, 11/1/21 (a) (c)	19,000	18,967
Barton Capital SA 0.21%, 2/25/21 (a) (c)	15,000	14,998
0.19%, 4/12/21 (a) (c)	20,000	19,993
0.17%, 4/26/21 (a) (c)	20,000	19,992
0.24%, 7/6/21 (a) (c)	25,000	24,974
Bayerische Landesbank 0.18%, 2/5/21 (c)	50,000	49,998
0.25%, 4/14/21 (c)	12,200	12,194

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Canadian Natural Resources Ltd. 0.17%, 2/16/21 (a) (c)	$20,000	$19,999
0.18%, 2/25/21 (a) (c)	15,000	14,998
Crown Point Capital Co. LLC, 0.41%, 4/13/21 (a) (c)	40,000	40,000
Dairy Farmers of America, 0.15%, 2/1/21 (a) (c)	100,000	99,999
Exxon Mobil Corp. 0.14%, 2/12/21 (c)	20,000	19,999
0.19%, 5/24/21 (c)	15,000	14,991
Glencore Funding LLC, 0.20%, 2/4/21 (a) (c)	10,000	10,000
Gotham Funding Corp., 0.15%, 4/28/21 (a) (c)	30,000	29,988
Great Bridge Capital Co. LLC 0.15%, 2/2/21 (a) (c)	20,000	20,000
0.24%, 3/8/21 (a) (c)	20,000	19,995
0.17%, 3/25/21 (a) (c)	15,990	15,986
0.25%, 4/16/21 (a) (c)	20,000	19,990
Hannover Funding Co. LLC 0.99%, 2/1/21 (a) (c)	20,000	20,000
0.18%, 2/3/21 (a) (c)	20,000	20,000
0.19%, 2/11/21 (a) (c)	20,000	19,999
0.21%, 3/1/21 (a) (c)	20,000	19,997
Harley-Davidson, Inc. 0.29%, 2/4/21 (a) (c)	15,000	15,000
0.28%, 2/18/21 (a) (c)	15,000	14,998
Landesbank Baden-Wurttemberg 0.23%, 3/1/21 (c)	15,000	14,997
0.20%, 5/24/21 (c)	20,000	19,988
Liberty Street Funding LLC, 0.20%, 4/1/21 (a) (c)	20,000	19,993
LMA Americas LLC 0.22%, 3/2/21 (a) (c)	15,900	15,897
0.21%, 3/9/21 (a) (c)	20,000	19,996
0.22%, 4/26/21 (a) (c)	30,000	29,985
0.26%, 6/8/21 (a) (c)	20,000	19,982
LyondellBasell Investment LLC, 0.17%, 2/3/21 (a) (c)	14,000	14,000
Manhattan Asset Funding Co. 0.22%, 2/17/21 (a) (c)	21,000	20,998
0.20%, 3/9/21 (a) (c)	10,000	9,998
Natixis, 0.23%, 3/15/21 (c)	20,000	19,994
Old Line Funding LLC 0.20%, 4/6/21 (a) (c)	40,000	39,985
0.25%, 6/7/21 (a) (c)	15,000	14,987
Ridgefield Funding Co. LLC 0.22%, 2/12/21 (a) (c)	22,000	21,998
0.24%, 4/6/21 (a) (c)	30,000	29,987
0.26%, 5/14/21 (a) (c)	20,000	19,985
Sheffield Receivables 0.21%, 2/1/21 (a) (c)	20,000	20,000
0.21%, 3/1/21 (a) (c)	20,000	19,997
0.19%, 4/12/21 (a) (c)	20,000	19,993

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Societe Generale SA 0.24%, 3/2/21 (a) (c)	$25,000	$24,995
0.21%, 5/4/21 (a) (c)	20,000	19,989
0.29%, 6/9/21 (a) (c)	25,000	24,974
Sumitomo Mitsui Banking Corp. 0.10%, 2/2/21 (a) (c)	50,000	50,000
0.23%, 2/16/21 (a) (c)	25,000	24,997
Victory Receivables Corp., 0.18%, 5/4/21 (a) (c)	20,000	19,991
Total Commercial Paper (Cost $1,289,701)		1,289,701
Certificates of Deposit (3.2%)
Bank of Montreal, 0.19%(LIBOR01M+6bps), 2/16/21 (d)	25,000	25,000
Credit Suisse, 0.38%, 4/12/21	20,000	20,000
Mizuho Bank Ltd., 0.28%, 3/15/21	25,000	25,000
Total Certificates of Deposit (Cost $70,000)		70,000
Total Investments (Cost $2,152,279) — 99.9%		2,152,279
Other assets in excess of liabilities — 0.1%		1,589
NET ASSETS — 100.00%		$2,153,868

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $1,087,562 (thousands) and amounted to 50.5% of net assets.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Rate represents the effective yield at January 31, 2021.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Money Market Fund
Assets:
Investments, at value (Cost $2,152,279)	$2,152,279
Cash and cash equivalents	1,006
Receivables:
Interest and dividends	918
Capital shares issued	4,711
From Adviser	1,439
Prepaid expenses	36
Total assets	2,160,389
Liabilities:
Payables:
Distributions	2
Capital shares redeemed	5,259
Accrued expenses and other payables:
Investment advisory fees	442
Administration fees	184
Custodian fees	14
Transfer agent fees	463
Compliance fees	1
Other accrued expenses	156
Total liabilities	6,521
Net Assets:
Capital	2,153,868
Total accumulated earnings	—	(a)
Net assets	$2,153,868
Shares (unlimited number of shares authorized with no par value):	2,154,388
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Money Market Fund
Investment Income:
Interest	$3,157
Total Income	3,157
Expenses:
Investment advisory fees	2,726
Administration fees	1,136
Sub-Administration fees	3
Custodian fees	75
Transfer agent fees	2,840
Trustees' fees	26
Compliance fees	8
Legal and audit fees	37
State registration and filing fees	35
Other expenses	138
Total expenses	7,024
Expenses waived/reimbursed by Adviser	(3,981)
Net expenses	3,043
Net Investment Income	114
Realized/Unrealized Gains from Investments:
Net realized gains from investment securities	—	(a)
Net realized/unrealized gains on investments	—	(a)
Change in net assets resulting from operations	$114

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Money Market Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income	$114	$48,982
Net realized gains from investments	— (a)	106
Change in net assets resulting from operations	114	49,088
Change in net assets resulting from distributions to shareholders	(222)	(48,976)
Change in net assets resulting from capital transactions	(190,643)	(2,534,136)
Change in net assets	(190,751)	(2,534,024)
Net Assets:
Beginning of period	2,344,619	4,878,643
End of period	$2,153,868	$2,344,619
Capital Transactions:
Proceeds from shares issued	$381,943	$4,964,491
Distributions reinvested	221	48,704
Cost of shares redeemed	(572,807)	(7,547,331)
Change in net assets resulting from capital transactions	$(190,643)	$(2,534,136)
Share Transactions:
Issued	381,943	4,964,491
Reinvested	221	48,704
Redeemed	(572,807)	(7,547,331)
Change in Shares	(190,643)	(2,534,136)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Investments		Total from Investment Activities		Net Investment Income	Net Realized Gains From Investments
USAA Money Market Fund
Six Months Ended January 31, 2021 (unaudited)	$1.00	—	(c)(d)	—	(c)	—	(c)	— (c)	—	(c)
Year Ended July 31, 2020	$1.00	0.01	(d)	—	(c)	0.01		(0.01)	—
Year Ended July 31, 2019	$1.00	0.02		—	(c)	0.02		(0.02)	—
Year Ended July 31, 2018	$1.00	0.01		—	(c)	0.01		(0.01)	—
Year Ended July 31, 2017	$1.00	—	(c)	—	(c)	—	(c)	—	—	(c)
Year Ended July 31, 2016	$1.00	—	(c)	—	(c)	—	(c)	—	—	(c)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Amount is less than $0.005 per share.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

(f)  Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets					Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income(b)	Gross Expenses(b)		Net Assets, End of Period (000's)
USAA Money Market Fund
Six Months Ended January 31, 2021 (unaudited)	—	(c)	$1.00	0.01%		0.27%		0.01%	0.62%		$2,153,868
Year Ended July 31, 2020	(0.01)		$1.00	1.04%		0.58%		1.15%	0.61%		$2,344,619
Year Ended July 31, 2019	(0.02)		$1.00	1.97%		0.62%		1.95%	0.62%		$4,878,643
Year Ended July 31, 2018	(0.01)		$1.00	1.13%		0.62%		1.12%	0.62%		$4,623,610
Year Ended July 31, 2017	—	(c)	$1.00	0.31	%(e)	0.63	%(e)(f)	0.29%	0.63	%(f)	$4,513,270
Year Ended July 31, 2016	—	(c)	$1.00	0.01	%(e)	0.41	%(e)(f)	0.01%	0.67	%(f)	$5,606,434

See notes to financial statements.
13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Board of Trustees of the Fund to impose a liquidity fee or to temporarily suspend redemptions from the Fund (a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or for whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At January 31, 2021, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value ("NAV"). No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$44,030	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets of the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limit (excluding voluntary waivers) was 0.62%.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

Amendment #1 to the expense limitation agreement was effective March 23, 2020. Under this amendment, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.62% dated July 1, 2019. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2023	Expires July 31, 2024	Total
$1,305	$3,981	$5,286

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Liquidity Fee and Redemption Gate Risk — The Fund may impose liquidity fees or temporarily suspend redemptions for a period of up to 10 business days in any 90-day period if the weekly liquidity of the Fund's assets falls below a certain threshold, subject to the determination by the Fund's Board that such liquidity fee or redemption gate is in the best interest of the Fund. If the weekly liquidity of the Fund's assets falls below 30% of its total assets, the Fund may either impose a liquidity fee of up to 2% of the value of the shares redeemed or temporarily suspend redemptions. If the weekly liquidity of the Fund's assets falls below 10% of its total assets, the Fund must impose a minimum 1% liquidity fee on redemptions, unless the Fund's Board determines that imposing such liquidity fee is not in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would delay your ability to redeem your investments in the Fund.

Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

5. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs.

For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

6. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended January 31, 2021, the fund had no capital loss carryforwards, for the federal income tax purposes.

20

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,000.10	$1,023.84	$1.36	$1.38	0.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Money Market Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services, as well as any fee waivers and reimbursements — was above the medians of its expense group and expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three- and five-year periods ended September 30, 2020, and was below the average of its performance universe for the ten-year period ended September 30, 2020, and was below its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23428-0321

JANUARY 31, 2021

Semi Annual Report

USAA Science & Technology Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information (Unaudited)	28
Proxy Voting and Portfolio Holdings Information	28
Expense Examples	28
Considerations of the Board in Continuing the Investment Advisory Agreement	29
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Science & Technology Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with long-term capital appreciation.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (0.2%):
Health Care (0.2%):
Opthea Ltd., ADR (a)	358,264	$4,263
Belgium (0.1%):
Health Care (0.1%):
Celyad SA, ADR (a) (b)	178,041	1,426
UCB SA	2,895	300
		1,726
Bermuda (1.8%):
Information Technology (1.8%):
Marvell Technology Group Ltd.	696,996	35,868
Brazil (0.3%):
Consumer Discretionary (0.3%):
Arco Platform Ltd. Class A (a)	206,677	6,560
Health Care (0.0%): (c)
Notre Dame Intermedica Participacoes SA	13,100	226
		6,786
Canada (0.7%):
Health Care (0.4%):
Fusion Pharmaceuticals, Inc. (a)	535,518	6,051
Zymeworks, Inc. (a)	91,498	3,095
		9,146
Information Technology (0.3%):
Shopify, Inc. Class A (a)	4,741	5,208
		14,354
Cayman Islands (0.0%): (c)
Health Care (0.0%): (c)
Theravance BioPharma, Inc. (a)	4,515	84
China (0.5%):
Communication Services (0.1%):
Kuaishou Technology (a) (d)	22,000	—
Tencent Holdings Ltd.	25,060	2,233
		2,233
Consumer Discretionary (0.2%):
Alibaba Group Holding Ltd. (a)	105,208	3,339
Health Care (0.2%):
Everest Medicines Ltd. (a) (d)	7,400	81
Gracell Biotechnologies, Inc., ADR (a)	107,970	2,237
InnoCare Pharma Ltd. (a) (d)	87,000	151
Microport Cardioflow Medtech Corp. (a) (d)	1,000	—

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wuxi AppTec Co. Ltd. Class H (d)	9,964	$237
Wuxi Biologics Cayman, Inc. (a) (d)	21,000	294
Zai Lab Ltd., ADR (a)	5,010	802
		3,802
		9,374
Denmark (0.3%):
Health Care (0.3%):
Ascendis Pharma A/S, ADR (a)	40,643	6,102
Genmab A/S (a)	490	195
Zealand Pharma A/S, ADR (a) (b)	1,592	51
		6,348
Germany (0.1%):
Health Care (0.1%):
Centogene NV (a)	243,618	2,573
Hong Kong (0.2%):
Health Care (0.0%): (c)
Hutchison China Meditech Ltd., ADR (a)	2,426	78
Information Technology (0.2%):
ASM Pacific Technology Ltd.	310,800	4,513
		4,591
Ireland (0.0%): (c)
Health Care (0.0%):
Alkermes PLC (a)	16,999	357
ICON PLC (a)	1,906	388
		745
Israel (1.8%):
Health Care (0.0%): (c)
Gamida Cell Ltd. (a)	15,127	122
UroGen Pharma Ltd. (a) (b)	5,491	121
		243
Information Technology (1.8%):
Wix.com Ltd. (a)	143,262	35,393
		35,636
Japan (0.5%):
Health Care (0.1%):
Astellas Pharma, Inc.	20,200	328
Daiichi Sankyo Co. Ltd.	16,650	536
Eisai Co. Ltd.	5,115	373
Nippon Shinyaku Co. Ltd.	1,100	81
Ono Pharmaceutical Co. Ltd.	8,530	255
		1,573

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
Sansan, Inc. (a)	35,100	$2,816
Taiyo Yuden Co. Ltd.	99,900	5,861
		8,677
		10,250
Korea, Republic Of (0.6%):
Information Technology (0.6%):
Koh Young Technology, Inc. (a)	30,726	2,944
SK Hynix, Inc.	83,746	9,148
		12,092
Netherlands (1.4%):
Health Care (0.2%):
Argenx SE, ADR (a)	335	98
Merus NV (a)	113,000	3,110
		3,208
Information Technology (1.2%):
BE Semiconductor Industries NV	110,534	7,599
STMicroelectronics NV, NYS (b)	430,639	17,204
		24,803
		28,011
Singapore (0.5%):
Information Technology (0.5%):
Flex Ltd. (a)	373,256	6,584
Triterras, Inc. Class A (a) (b)	604,405	4,412
		10,996
Spain (0.0%): (c)
Health Care (0.0%):
Laboratorios Farmaceuticos Rovi SA	2,953	145
Switzerland (0.0%): (c)
Health Care (0.0%):
Novartis AG Registered Shares	2,590	235
Tecan Group AG Class R	424	205
		440
Taiwan (0.3%):
Information Technology (0.3%):
Globalwafers Co. Ltd.	197,800	4,346
Hon Hai Precision Industry Co. Ltd.	623,000	2,478
		6,824
Thailand (0.4%):
Information Technology (0.4%):
Fabrinet (a)	101,787	8,035

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (1.6%):
Consumer Discretionary (0.2%):
Trainline PLC (a) (d)	710,181	$3,954
Health Care (1.4%):
AstraZeneca PLC, ADR (b)	20,840	1,055
Autolus Therapeutics PLC, ADR (a)	178,967	1,315
Bicycle Therapeutics PLC, ADR (a) (b)	199,101	5,338
Compass Pathways PLC, ADR (a) (b)	150,227	6,584
ConvaTec Group PLC (d)	73,224	200
Freeline Therapeutics Holdings PLC, ADR (a)	9,133	164
Genus PLC	3,696	248
GW Pharmaceuticals PLC, ADR (a) (b)	73,483	11,204
Hikma Pharmaceuticals PLC	2,075	68
Myovant Sciences Ltd. (a)	5,344	125
Quotient Ltd. (a) (b)	351,969	2,133
Smith & Nephew PLC	17,891	377
		28,811
		32,765
United States (87.1%):
Communication Services (9.1%):
Alphabet, Inc. Class A (a)	20,654	37,742
Boingo Wireless, Inc. (a)	1,075,101	12,407
Electronic Arts, Inc.	33,827	4,844
Facebook, Inc. Class A (a)	169,963	43,906
IAC/InterActiveCorp. (a)	58,629	12,309
Match Group, Inc. (a)	183,181	25,620
Snap, Inc. Class A (a)	74,927	3,967
Take-Two Interactive Software, Inc. (a)	82,534	16,544
Twitter, Inc. (a)	428,550	21,655
Yelp, Inc. (a)	181,900	5,928
		184,922
Consumer Discretionary (4.3%):
Amazon.com, Inc. (a)	18,064	57,917
Booking Holdings, Inc. (a)	6,393	12,430
Etsy, Inc. (a)	19,206	3,823
Sonos, Inc. (a)	538,852	14,091
		88,261
Financials (1.0%):
Longview Acquisition Corp. Class A (a)	405,508	7,482
MedTech Acquisition Corp. (a)	9,539	101
Omega Alpha SPAC Class A (a)	356,140	3,754
Panacea Acquisition Corp. (a) (f)	518,825	5,707
Reinvent Technology Partners (a) (b)	195,323	2,539
		19,583
Health Care (23.9%):
10X Genomics, Inc. Class A (a)	74,950	12,828
89bio, Inc. (a)	4,693	95

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Abbott Laboratories	11,215	$1,386
Acadia Healthcare Co., Inc. (a)	4,170	211
AdaptHealth Corp. (a)	5,400	207
Adaptive Biotechnologies Corp. (a)	57,279	3,177
Adverum Biotechnologies, Inc. (a)	200,722	2,475
Akero Therapeutics, Inc. (a)	3,733	110
Akouos, Inc. (a)	108,090	1,721
Albireo Pharma, Inc. (a)	77,538	2,843
Allogene Therapeutics, Inc. (a)	105,013	3,644
Alnylam Pharmaceuticals, Inc. (a)	2,333	351
Amedisys, Inc. (a)	852	245
Amicus Therapeutics, Inc. (a)	298,425	5,643
Amneal Pharmaceuticals, Inc. (a)	11,749	56
Apellis Pharmaceuticals, Inc. (a)	227,096	10,054
Arcus Biosciences, Inc. (a)	211,186	7,334
Arena Pharmaceuticals, Inc. (a)	4,033	299
Atreca, Inc. Class A (a)	31,144	405
Avidity Biosciences, Inc. (a)	179,510	4,107
Avrobio, Inc. (a)	199,923	2,861
Baxter International, Inc.	7,337	564
Beam Therapeutics, Inc. (a) (b)	75,108	7,243
Becton, Dickinson & Co.	3,963	1,037
Berkeley Lights, Inc. (a)	159,634	11,494
BioAtla, Inc. (a)	2,200	97
Biogen, Inc. (a)	1,728	488
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,377	203
BioLife Solutions, Inc. (a)	183,134	6,944
Bio-Techne Corp.	606	197
Bioxcel Therapeutics, Inc. (a)	112,262	5,200
Black Diamond Therapeutics, Inc. (a)	1,083	27
bluebird bio, Inc. (a)	304,715	13,575
Blueprint Medicines Corp. (a)	34,081	3,297
Boston Scientific Corp. (a)	32,256	1,143
Bristol-Myers Squibb Co.	22,229	1,366
Centene Corp. (a)	5,982	361
Coherus Biosciences, Inc. (a)	6,227	117
Constellation Pharmaceuticals, Inc. (a)	238,511	7,864
Crinetics Pharmaceuticals, Inc. (a)	105,342	1,512
CryoPort, Inc. (a) (b)	243,930	16,636
Cullinan Management, Inc. (a) (b)	141,950	5,396
CytomX Therapeutics, Inc. (a)	563,540	3,894
Danaher Corp.	5,942	1,413
DermTech, Inc. (a)	577,365	23,660
Dyne Therapeutics, Inc. (a)	7,900	153
Editas Medicine, Inc. (a)	85,614	5,252
Edwards Lifesciences Corp. (a)	11,925	985
Elanco Animal Health, Inc. (a)	4,969	144
Eli Lilly & Co.	10,169	2,115
Encompass Health Corp.	4,541	365
Epizyme, Inc. (a)	400,263	4,383

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Equillium, Inc. (a)	555,870	$3,185
Exact Sciences Corp. (a)	65,273	8,953
Exagen, Inc. (a)	243,016	3,815
Fate Therapeutics, Inc. (a)	264,521	23,974
Foghorn Therapeutics, Inc. (a)	226,265	3,733
Generation Bio Co. (a)	228,017	6,004
Halozyme Therapeutics, Inc. (a)	114,876	5,467
HCA Healthcare, Inc.	4,534	737
Hologic, Inc. (a)	5,617	448
Homology Medicines, Inc. (a)	162,230	1,971
Humana, Inc.	1,524	584
iCAD, Inc. (a)	51,897	788
IGM Biosciences, Inc. (a) (b)	45,720	4,359
ImmunoGen, Inc. (a)	23,422	167
Inari Medical, Inc. (a)	1,151	110
Inhibrx, Inc. (a)	179,843	5,701
Integra LifeSciences Holdings Corp. (a)	3,039	201
Intuitive Surgical, Inc. (a)	896	670
Invitae Corp. (a) (b)	115,145	5,702
Iovance Biotherapeutics, Inc. (a)	192,186	8,425
Ironwood Pharmaceuticals, Inc. (a)	21,201	217
Kezar Life Sciences, Inc. (a)	967,244	5,136
Kinnate Biopharma, Inc. (a)	264,950	8,690
Kodiak Sciences, Inc. (a)	2,971	375
Kura Oncology, Inc. (a)	305,891	9,161
Kymera Therapeutics, Inc. (a)	2,428	150
Laboratory Corp. of America Holdings (a)	1,947	446
LHC Group, Inc. (a)	1,168	233
MacroGenics, Inc. (a)	149,796	3,062
Madrigal Pharmaceuticals, Inc. (a) (b)	2,085	248
Marinus Pharmaceuticals, Inc. (a) (b)	188,282	2,340
Masimo Corp. (a)	471	121
Matinas BioPharma Holdings, Inc. (a) (b)	1,996,923	2,915
Mirati Therapeutics, Inc. (a)	29,314	6,019
Molina Healthcare, Inc. (a)	1,037	221
NanoString Technologies, Inc. (a)	3,849	270
NeoGenomics, Inc. (a)	189,476	10,046
Novavax, Inc. (a)	1,527	337
Nurix Therapeutics, Inc. (a) (b)	8,185	298
NuVasive, Inc. (a)	3,071	165
ORIC Pharmaceuticals, Inc. (a)	335,631	9,841
Owens & Minor, Inc.	7,326	213
Oyster Point Pharma, Inc. (a)	5,437	102
Passage Bio, Inc. (a)	168,446	3,143
Penumbra, Inc. (a)	664	173
Pfizer, Inc.	58,180	2,089
PhaseBio Pharmaceuticals, Inc. (a) (b)	10,981	42
PMV Pharmaceuticals, Inc. (a)	119,491	4,079
PPD, Inc. (a)	11,769	378
PRA Health Sciences, Inc. (a)	3,224	397
Provention Bio, Inc. (a) (b)	282,559	3,891

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Quanterix Corp. (a)	266,417	$17,248
Quidel Corp. (a)	1,200	301
R1 RCM, Inc. (a)	8,469	214
Radius Health, Inc. (a)	3,334	62
Regulus Therapeutics, Inc. PIPE (a) (f) (g)	6,270,099	8,214
Replimune Group, Inc. (a)	160,987	6,246
Revance Therapeutics, Inc. (a)	6,637	169
REVOLUTION Medicines, Inc. (a)	95,319	4,017
Rigel Pharmaceuticals, Inc. (a)	31,585	115
Sage Therapeutics, Inc. (a)	59,874	4,829
Scholar Rock Holding Corp. (a)	87,688	5,231
Seagen, Inc. (a)	3,037	499
Shattuck Labs, Inc. (a)	135,111	6,703
Sigilon Therapeutics, Inc. (a)	163,152	4,994
Silverback Therapeutics, Inc. (a)	77,131	3,388
SpringWorks Therapeutics, Inc. (a)	193,817	16,147
Stoke Therapeutics, Inc. (a)	78,906	4,820
Surface Oncology, Inc. (a)	676,948	7,487
Sutro Biopharma, Inc. (a)	242,793	5,378
Syndax Pharmaceuticals, Inc. (a)	12,030	241
Syneos Health, Inc. (a)	2,822	210
TCR2 Therapeutics, Inc. (a)	229,100	5,895
Teleflex, Inc.	1,549	585
Therapeutics Acquisition Corp. Class A (a)	2,000	28
Thermo Fisher Scientific, Inc.	3,636	1,853
Turning Point Therapeutics, Inc. (a)	87,795	11,017
Twist Bioscience Corp. (a)	51,992	8,555
UnitedHealth Group, Inc.	9,494	3,167
Veeva Systems, Inc. Class A (a)	40,544	11,208
Vertex Pharmaceuticals, Inc. (a)	2,017	462
Viatris, Inc. (a)	21,253	361
VistaGen Therapeutics, Inc. (a)	1,059,071	2,245
		488,858
Industrials (0.1%):
Uber Technologies, Inc. (a)	43,745	2,228
Information Technology (48.4%):
908 Devices, Inc. (a)	52,821	2,911
Adobe, Inc. (a)	17,367	7,967
Advanced Micro Devices, Inc. (a)	180,345	15,445
Ambarella, Inc. (a)	153,450	14,480
Arista Networks, Inc. (a)	14,430	4,438
Avaya Holdings Corp. (a)	638,425	14,199
Ceridian HCM Holding, Inc. (a)	22,153	2,058
Cognizant Technology Solutions Corp. Class A	117,996	9,198
Cohu, Inc.	586,184	23,846
Corning, Inc.	156,577	5,616
Coupa Software, Inc. (a)	95,908	29,719
DocuSign, Inc. (a)	158,742	36,969
Dolby Laboratories, Inc. Class A	183,876	16,187

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Domo, Inc. Class B (a)	231,394	$14,668
Dropbox, Inc. Class A (a)	565,926	12,807
Fair Isaac Corp. (a)	29,720	13,377
FleetCor Technologies, Inc. (a)	32,020	7,773
FormFactor, Inc. (a)	75,652	3,092
Genpact Ltd.	188,832	7,228
Global Payments, Inc.	160,822	28,388
GoDaddy, Inc. Class A (a)	215,851	16,962
Guidewire Software, Inc. (a)	59,238	6,797
Ichor Holdings Ltd. (a)	349,530	12,618
Keysight Technologies, Inc. (a)	93,064	13,177
KLA Corp.	44,334	12,417
Lam Research Corp.	64,226	31,082
Lattice Semiconductor Corp. (a)	853,836	34,247
Lumentum Holdings, Inc. (a)	72,748	6,824
MACOM Technology Solutions Holdings, Inc. (a)	622,521	35,397
Micron Technology, Inc. (a)	149,934	11,735
Microsoft Corp.	433,402	100,532
MKS Instruments, Inc.	140,220	22,165
Monolithic Power Systems, Inc.	37,784	13,424
NVIDIA Corp.	38,262	19,881
Paycom Software, Inc. (a)	50,889	19,325
PayPal Holdings, Inc. (a)	73,507	17,223
Proofpoint, Inc. (a)	111,280	14,364
RingCentral, Inc. Class A (a)	235,144	87,690
salesforce.com, Inc. (a)	72,732	16,405
ServiceNow, Inc. (a)	63,041	34,241
Skyworks Solutions, Inc.	28,859	4,884
Snowflake, Inc. Class A (a)	453	123
Splunk, Inc. (a)	45,667	7,536
Square, Inc. Class A (a)	25,439	5,494
Teradyne, Inc.	41,581	4,719
Twilio, Inc. Class A (a)	164,094	58,980
Varonis Systems, Inc. (a)	152,970	27,041
Viavi Solutions, Inc. (a)	826,221	12,765
Visa, Inc. Class A	197,464	38,160
WEX, Inc. (a)	29,635	5,589
Workday, Inc. Class A (a)	56,040	12,751
Zendesk, Inc. (a)	97,799	14,107
		989,021
Materials (0.3%):
Kronos Bio, Inc. (a)	191,624	5,268
		1,778,141
Total Common Stocks (Cost $1,093,321)		2,010,047
Warrants (0.1%)
United States (0.1%):
Health Care (0.1%):
Regulus Therapeutics, Inc. PIPE (a) (f) (g)	4,702,574	2,680
Total Warrants (Cost $588)		2,680

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rights (0.0%)
United States (0.0%):
Health Care (0.0%):
Contra Clementia Pharmaceuticals (a) (e) (f)	14,251	$—
Total Rights (Cost $19)		—
Collateral for Securities Loaned^ (3.1%)
United States (3.1%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (h)	7,386,810	7,387
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (h)	34,255,112	34,255
HSBC U.S. Government Money Market Fund I Shares, 0.03% (h)	20,232,213	20,232
Total Collateral for Securities Loaned (Cost $61,874)		61,874
Total Investments (Cost $1,155,802) — 101.6%		2,074,601
Liabilities in excess of other assets — (1.6)%		(32,005)
NET ASSETS — 100.00%		$2,042,596

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $4,917 (thousands) and amounted to 0.2% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.8% of the Fund's net assets.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.5% of the Fund's net assets as of January 31, 2021. (See Note 2 in the Notes to Financial Statements)

(h)  Rate disclosed is the daily yield on January 31, 2021.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Science & Technology Fund
Assets:
Investments, at value (Cost $1,155,802)	$2,074,601	(a)
Foreign currency, at value (Cost $—(b))	—	(b)
Cash and cash equivalents	30,412
Receivables:
Interest and dividends	291
Capital shares issued	945
Investments sold	3,194
Reclaims	24
Prepaid expenses	32
Total assets	2,109,499
Liabilities:
Payables:
Collateral received on loaned securities	61,874
Investments purchased	1,628
Capital shares redeemed	1,431
Accrued expenses and other payables:
Investment advisory fees	1,399
Administration fees	269
Custodian fees	17
Transfer agent fees	223
Compliance fees	1
12b-1 fees	12
Other accrued expenses	49
Total liabilities	66,903
Net Assets:
Capital	1,042,250
Total accumulated earnings/(loss)	1,000,346
Net assets	$2,042,596
Net Assets
Fund Shares	$1,931,857
Class A	110,739
Total	$2,042,596
Shares (unlimited number of shares authorized with no par value):
Fund Shares	54,348
Class A	3,266
Total	57,614
Net asset value, offering and redemption price per share: (c)
Fund Shares	$35.55
Class A	$33.91
Maximum Sales Charge — Class A	5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$35.98

(a)  Includes $60,040 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Science & Technology Fund
Investment Income:
Dividends	$1,779
Interest	4
Securities lending (net of fees)	317
Foreign tax withholding	(45)
Total income	2,055
Expenses:
Investment advisory fees	7,120
Administration fees — Fund Shares	1,307
Administration fees — Class A	76
Sub-Administration fees	20
12b-1 fees — Class A	127
Custodian fees	51
Transfer agent fees — Fund Shares	647
Transfer agent fees — Class A	51
Trustees' fees	27
Compliance fees	6
Legal and audit fees	50
State registration and filing fees	33
Interfund lending fees	— (a)
Other expenses	56
Total expenses	9,571
Net Investment Income (Loss)	(7,516)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	158,093
Net change in unrealized appreciation/depreciation on investment securities and foreign currency transactions	324,589
Net realized/unrealized gains (losses) on investments	482,682
Change in net assets resulting from operations	$475,166

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Science & Technology Fund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$(7,516)	$(9,680)
Net realized gains (losses) from investments	158,093	60,290
Net change in unrealized appreciation/depreciation on investments	324,589	343,518
Change in net assets resulting from operations	475,166	394,128
Distributions to Shareholders:
Fund Shares	(99,547)	(301,846)
Class A	(6,058)	(22,502)
Change in net assets resulting from distributions to shareholders	(105,605)	(324,348)
Change in net assets resulting from capital transactions	20,000	94,526
Change in net assets	389,561	164,306
Net Assets:
Beginning of period	1,653,035	1,488,729
End of period	$2,042,596	$1,653,035
Capital Transactions:
Fund Shares
Proceeds from shares issued	$86,899	$135,503
Distributions reinvested	98,071	296,794
Cost of shares redeemed	(161,847)	(326,335)
Total Fund Shares	$23,123	$105,962
Class A
Proceeds from shares issued	$3,815	$8,302
Distributions reinvested	5,892	21,872
Cost of shares redeemed	(12,830)	(41,610)
Total Class A	$(3,123)	$(11,436)
Change in net assets resulting from capital transactions	$20,000	$94,526
Share Transactions:
Fund Shares
Issued	2,576	5,609
Reinvested	2,803	12,870
Redeemed	(4,928)	(13,323)
Total Fund Shares	451	5,156
Class A
Issued	122	357
Reinvested	176	989
Redeemed	(418)	(1,766)
Total Class A	(120)	(420)
Change in Shares	331	4,736

See notes to financial statements.

14

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15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distributions
USAA Science & Technology Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$28.93	(0.13	)(d)	8.66	8.53	(1.91)	(1.91)
Year Ended July 31, 2020	$28.39	(0.17	)(d)	7.26	7.09	(6.55)	(6.55)
Year Ended July 31, 2019	$29.19	0.01		2.83	2.84	(3.64)	(3.64)
Year Ended July 31, 2018	$26.89	—	(g)	4.50	4.50	(2.20)	(2.20)
Year Ended July 31, 2017	$22.03	0.05		5.68	5.73	(0.87)	(0.87)
Year Ended July 31, 2016	$23.07	(0.01)		0.37	0.36	(1.40)	(1.40)
Class A
Six Months Ended January 31, 2021 (unaudited)	$27.71	(0.17	)(d)	8.28	8.11	(1.91)	(1.91)
Year Ended July 31, 2020	$27.53	(0.23	)(d)	6.96	6.73	(6.55)	(6.55)
Year Ended July 31, 2019	$28.49	(0.07)		2.75	2.68	(3.64)	(3.64)
Year Ended July 31, 2018	$26.36	(0.08)		4.41	4.33	(2.20)	(2.20)
Year Ended July 31, 2017	$21.67	(0.02)		5.58	5.56	(0.87)	(0.87)
Year Ended July 31, 2016	$22.77	(0.07)		0.37	0.30	(1.40)	(1.40)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses(b)^		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Science & Technology Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$35.55	29.59%	1.02%		(0.80)%	1.02%		$1,931,857	19%
Year Ended July 31, 2020	$28.93	30.85%	1.04%		(0.66)%	1.04%		$1,559,222	44%
Year Ended July 31, 2019	$28.39	12.79%	1.02	%(e)	(0.39)%	1.02	%(e)	$1,383,956	109	%(f)
Year Ended July 31, 2018	$29.19	17.55%	1.04	%(e)	(0.31)%	1.04	%(e)	$1,328,080	56%
Year Ended July 31, 2017	$26.89	27.05%	1.14	%(e)	(0.28)%	1.14	%(e)	$1,137,256	75%
Year Ended July 31, 2016	$22.03	1.74%	1.17	%(e)	(0.24)%	1.17	%(e)	$901,629	83%
Class A
Six Months Ended January 31, 2021 (unaudited)	$33.91	29.41%	1.31%		(1.09)%	1.31%		$110,739	19%
Year Ended July 31, 2020	$27.71	30.47%	1.33%		(0.94)%	1.33%		$93,813	44%
Year Ended July 31, 2019	$27.53	12.52%	1.29	%(e)(h)	(0.65)%	1.29	%(e)	$104,773	109	%(f)
Year Ended July 31, 2018	$28.49	17.24%	1.31	%(e)(i)	(0.57)%	1.31	%(e)	$115,229	56%
Year Ended July 31, 2017	$26.36	26.71%	1.41	%(e)(j)	(0.55)%	1.42	%(e)	$115,559	75%
Year Ended July 31, 2016	$21.67	1.48%	1.42	%(e)	(0.50)%	1.42	%(e)	$122,430	83%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Amount is less than $0.005 per share.

(h)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A to 1.35% of the Class A average daily net assets.

(i)  Prior to December 1, 2017, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A to 1.35% of the Class A average daily net assets.

(j)  Prior to December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A to 1.40% of the Class A average daily net assets.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Science & Technology Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$1,948,294	$61,753	$—		$2,010,047
Warrants	—	2,680	—		2,680
Rights	—	—	—	(a)	—	(a)
Collateral for Securities Loaned	61,874	—	—		61,874
Total	$2,010,168	$64,433	$—	(a)	$2,074,601

(a)  Zero market value security.

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

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The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$60,040	$—	$61,874

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$348,657	$458,982

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Science & Technology Funds Index. The Lipper Science &Technology Funds Index tracks the total return performance of each class within the Lipper Science & Technology Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

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Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $192 and $10 for Fund Shares and Class A, respectively, in thousands. Performance adjustments were 0.02% and 0.02% for Fund Shares and Class A, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"). Under which Wellington directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.15% of average daily net assets of the Fund Shares and Class A, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of average daily net assets of Class A, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to VCTA for the period ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor received approximately $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 1.06% and 1.34% for Fund Shares and Class A, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the Fund had no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Sector Risk — A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,091	1	0.62%	$2,091

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

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USAA Mutual Funds Trust	Supplemental Information January 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,295.90	$1,020.06	$5.90	$5.19	1.02%
Class A	1,000.00	1,294.10	1,018.60	7.57	6.67	1.31%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Science & Technology Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Wellington Management Company LLP (the "Subadviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

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affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was equal to the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

30

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and ten-year periods ended September 30, 2020, and was below the average of its performance universe and its Lipper index for the three- and five-year periods ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's longer-term underperformance. The Board also considered management's discussion of recent changes made to the Fund and the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

31

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance questionnaire and quarterly compliance certifications to the Board; and (iii) due diligence visits with the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2020, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

31704-0321

JANUARY 31, 2021

Semi Annual Report

USAA Short-Term Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	33
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	38
Notes to Financial Statements	42
Supplemental Information (Unaudited)	55
Proxy Voting and Portfolio Holdings Information	55
Expense Examples	55
Considerations of the Board in Continuing the Investment Advisory Agreement	57
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Short-Term Bond Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with high current income consistent with preservation of principal.

Asset Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Short-Term Bond Fund	January 31, 2021

  (Unaudited)

Portfolio Ratings Mix:

January 31, 2021

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As a part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (23.5%)
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (a)	$700	$723
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 12/13/23 @ 100 (a)	3,000	3,061
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 1/12/23 @ 100 (a)	3,000	3,116
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/24, Callable 6/12/22 @ 100 (a)	2,000	2,050
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	1,136	1,145
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 5/18/22 @ 100	5,000	5,075
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 5/18/22 @ 100	1,921	1,984
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 10/15/21 @ 100 (a)	6,063	6,113
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 12/15/22 @ 100 (a)	5,000	5,186
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (a)	1,470	1,521
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	2,250	2,306
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.55%, 10/15/26, Callable 10/15/21 @ 100 (a)	20	20
ARL Second LLC, Series 2014-1A, Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100 (a)	381	387
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 12/10/21 @ 100 (a)	608	618
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (a)	767	775
Ascentium Equipment Receivables Trust, Series 2017-1A, Class B, 2.85%, 10/10/21, Callable 7/10/21 @ 100 (a)	7,764	7,804
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	5,000	5,072
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23, Callable 4/20/22 @ 100 (a)	4,967	5,106
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,552
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23, Callable 4/20/22 @ 100 (a)	2,200	2,254
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	4,199
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	2,356	2,371
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	5,275
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 2/15/22 @ 100 (a)	5,455	5,552

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 5/15/22 @ 100 (a)	$5,000	$5,148
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 3/15/23 @ 100 (a)	3,300	3,462
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,400	1,469
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	5,000	5,125
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 3/15/23 @ 100 (a)	7,500	7,828
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	4,576	4,625
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,880
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	2,667	2,669
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,531	3,727
California Republic Auto Receivables Trust, Series 2018-1, Class B, 3.56%, 3/15/23, Callable 8/15/22 @ 100	3,084	3,130
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 3/19/22 @ 100 (a)	5,375	5,553
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 3/19/22 @ 100 (a)	5,135	5,285
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	2,715	2,789
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class B, 3.47%, 2/19/23, Callable 5/19/21 @ 100 (a)	5,000	5,045
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 7/19/23 @ 100 (a)	2,000	2,054
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (a)	2,405	2,490
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	10,000	10,100
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	3,270	3,401
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 7/15/23 @ 100	5,163	5,393
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	515
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 9/15/23 @ 100	1,806	1,909
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	3,188	3,319
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	2,031
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	833
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 9/15/23 @ 100	2,348	2,624

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	$4,030	$4,189
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 12/14/22 @ 100 (a)	3,776	3,920
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 2/14/23 @ 100 (a)	3,500	3,611
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 9/25/23 @ 100 (a)	2,494	2,493
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 9/25/23 @ 100 (a)	1,020	1,027
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 9/25/23 @ 100 (a)	4,534	4,537
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30, Callable 7/15/21 @ 100 (a)	946	956
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (a)	6,000	6,197
Chesapeake Funding LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30, Callable 9/15/21 @ 100 (a)	2,057	2,083
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 7/15/21 @ 100	1,200	1,211
College Loan Corp. Trust, Series 2005-2, Class B, 0.73% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (b)	1,243	1,155
Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24, Callable 11/15/21 @ 100 (a)	197	199
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, Callable 6/15/22 @ 100 (a) (c)	3,068	3,070
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/24 @ 100 (a)	3,636	3,633
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	1,105	1,113
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29 (a)	7,330	7,672
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (a)	4,000	4,161
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (a)	2,250	2,307
Credit Acceptance Auto Loan Trust, Series 2017-3, Class B, 3.21%, 8/17/26 (a)	70	70
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	15,398	15,507
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	2,059	2,136
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 5/20/24 @ 100 (a) (d)	1,350	1,350
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a) (d)	1,205	1,205
Dell Equipment Finance Trust, Series 2019-1, Class D, 3.45%, 3/24/25, Callable 1/22/22 @ 100 (a)	3,000	3,068
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22, Callable 10/22/22 @ 100 (a)	2,000	2,020

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 5/22/23 @ 100 (a)	$4,000	$4,031
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	2,125	2,165
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	2,813	2,889
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 5/22/23 @ 100 (a)	3,000	3,017
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	775	805
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 6/22/22 @ 100 (a)	2,700	2,744
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 5/22/23 @ 100 (a)	1,000	1,005
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	2,000	2,078
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 7/15/22 @ 100	2,805	2,898
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 8/15/22 @ 100	1,232	1,240
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 7/15/22 @ 100	4,825	4,955
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 3/15/22 @ 100	3,998	4,064
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 9/15/23 @ 100 (a)	5,000	5,127
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 3/15/24, Callable 7/15/22 @ 100 (a)	823	825
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 7/15/22 @ 100 (a)	3,000	3,068
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	2,050	2,127
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/23 (a)	1,683	1,701
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24 (a)	1,000	1,041
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,657
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 7/15/23 @ 100 (a)	4,000	4,070
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 7/15/23 @ 100 (a)	3,490	3,562
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 12/15/24 @ 100	2,361	2,395
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 3/15/23 @ 100 (a)	6,496	6,626
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 2/15/23 @ 100 (a)	2,500	2,601
Exeter Automobile Receivables Trust, Series 2018-4, Class C, 3.97%, 9/15/23, Callable 12/15/22 @ 100 (a)	2,822	2,856
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	2,566	2,595

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 5/15/23 @ 100 (a)	$4,545	$4,644
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 2/15/22 @ 100 (a)	5,695	5,831
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 12/15/22 @ 100 (a)	5,000	5,145
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 5/15/21 @ 100 (a)	2,500	2,518
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 2/15/23 @ 100 (a)	3,640	3,719
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 2/15/23 @ 100 (a)	7,403	7,684
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/24 @ 100 (a)	5,000	5,573
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 12/15/21 @ 100 (a)	5,760	5,870
Flagship Credit Auto Trust, Series 2017-3, Class E, 5.26%, 10/15/24, Callable 5/15/22 @ 100 (a)	5,150	5,402
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 10/15/22 @ 100 (a)	414	414
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 12/15/25 @ 100 (a)	3,750	3,773
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (a)	3,000	3,155
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	5,118
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 6/15/23 @ 100	1,250	1,251
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,810
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,309
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,297
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a) (d)	2,344	2,344
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a) (d)	2,571	2,572
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (a) (d)	1,325	1,325
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 8/15/24 @ 100 (a)	3,000	3,047
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 12/15/25 @ 100 (a)	1,781	1,781
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 2/20/23 @ 100	1,625	1,687
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	2,017
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,805

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	$3,261	$3,326
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 7/16/23 @ 100	1,500	1,570
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 9/16/22 @ 100	2,000	2,089
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,278
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,768
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	1,000	1,045
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	4,367	4,418
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class C, 3.14%, 6/16/25, Callable 11/15/21 @ 100 (a)	600	611
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	870	873
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	377	378
Hertz Vehicle Financing LP, Series 2019-1A, Class A, 3.71%, 3/25/23 (a)	1,047	1,051
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (a)	2,851	2,904
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (a)	1,750	1,778
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	3,400	3,465
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	1,350	1,377
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 4/20/23 @ 100 (a)	4,167	4,204
Iowa Student Loan Liquidity Corp., Series 2005-1, Class B, 0.60% (LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100 (b)	1,826	1,620
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 11/25/23 @ 100 (a)	4,000	4,010
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 11/25/23 @ 100 (a)	3,636	3,639
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/23 @ 100 (a)	1,818	1,818
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 9/15/23 @ 100 (a)	3,750	3,848
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 9/15/23 @ 100 (a)	4,321	4,352
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	833	859
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	2,750	2,774
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (a)	2,125	2,199
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,838
Master Credit Card Trust, Series 2019-2A, Class B, 2.39%, 7/21/21 (a)	5,000	5,040
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24, Callable 8/16/24 @ 100 (a)	1,826	1,843
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 11/14/24 @ 100 (a)	5,000	4,955

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 6/20/23 @ 100 (a)	$727	$745
Nelnet Student Loan Trust, Series 2005-3, Class B, 0.52% (LIBOR03M+28bps), 9/22/37, Callable 3/22/21 @ 100 (b)	1,048	1,040
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	2,026	2,106
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (a)	3,940	3,990
OSCAR US Funding Trust LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (a)	2,394	2,411
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (a)	1,878	1,901
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	998	1,001
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	930	941
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 3/15/23 @ 100 (a)	3,467	3,513
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	7,837	7,890
Prestige Auto Receivables Trust, Series 2016-2, Class C, 2.88%, 11/15/22, Callable 4/15/21 @ 100 (a)	46	46
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 6/15/22 @ 100 (a)	5,500	5,661
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (a)	5,000	5,163
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 11/15/22 @ 100 (a)	5,000	5,072
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 11/15/24 @ 100 (a)	2,321	2,321
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 10/15/24 @ 100 (a)	7,400	7,526
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 6/20/23 @ 100 (a)	5,500	5,655
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 12/20/22 @ 100 (a)	1,783	1,833
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 3/20/25 @ 100 (a)	2,000	2,093
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (a)	1,900	1,897
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 4/20/25 @ 100 (a)	5,000	5,053
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (a)	3,824	3,853
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 2/20/21 @ 100 (a)	6,000	6,000
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 2/20/21 @ 100 (a)	2,418	2,418
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 2/20/21 @ 100 (a)	699	707
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 1/25/23 @ 100 (a)	959	977
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 1/25/23 @ 100 (a)	1,370	1,399

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4, 2.29%, 3/25/22 (a)	$1,434	$1,434
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	1,000	1,030
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	543
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	4,565	4,596
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C, 3.36%, 3/15/24	580	582
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	6,170	6,403
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,351
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 2/15/21 @ 100 (a)	464	467
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class B, 2.92%, 10/17/22, Callable 2/15/21 @ 100 (a)	3,140	3,143
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,777
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 4/23/23 @ 100 (a)	3,000	3,095
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (a)	3,708	3,765
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 2/17/21 @ 100 (a)	2,078	2,133
Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100 (a)	1,356	1,367
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 7/10/22 @ 100 (a)	3,250	3,299
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 1/10/22 @ 100 (a)	3,320	3,401
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 7/10/22 @ 100 (a)	750	775
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	6,519
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	2,250	2,346
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24 @ 100 (a)	1,750	1,752
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 12/15/21 @ 100 (a)	3,900	4,019
Westlake Automobile Receivables Trust, Series 2017-2, Class D, 3.28%, 12/15/22, Callable 2/15/21 @ 100 (a)	979	980
Westlake Automobile Receivables Trust, Series 2018-1, Class E, 4.53%, 5/15/23, Callable 8/15/21 @ 100 (a)	5,000	5,103
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	14,450	14,739
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 6/15/23 @ 100 (a)	5,000	5,165
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 9/15/22 @ 100 (a)	1,000	1,019

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 12/15/21 @ 100 (a)	$2,730	$2,753
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 3/20/24 @ 100 (a)	3,250	3,264
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 10/15/22 @ 100	2,000	2,101
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,212
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 10/15/23 @ 100	5,750	5,745
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 8/15/22 @ 100 (a)	2,500	2,574
World Omni Select Auto Trust, Series 2018-1, Class B, 3.68%, 7/15/23, Callable 8/15/22 @ 100 (a)	5,000	5,035
Total Asset-Backed Securities (Cost $666,047)		677,421
Collateralized Mortgage Obligations (8.5%)
American Money Management Corp., Series 2016-19A, Class AR, 1.38% (LIBOR03M+114bps), 10/16/28, Callable 4/15/21 @ 100 (a) (b)	1,500	1,500
Annisa CLO Ltd., Series 2016-2, Class AR, 1.32% (LIBOR03M+110bps), 7/20/31, Callable 4/20/21 @ 100 (a) (b)	3,000	2,995
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.67% (LIBOR01M+254bps), 10/15/37 (a) (b)	5,000	5,029
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.27% (LIBOR01M+214bps), 10/15/37 (a) (b)	3,000	3,011
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (a)	11,367	11,450
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (a)	3,500	3,508
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.64% (LIBOR01M+250bps), 10/7/21 (a) (b)	4,000	3,993
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.63% (LIBOR01M+150bps), 11/15/36 (a) (b)	9,500	9,481
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	8,253
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,856
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (a)	3,500	3,516
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (a)	5,000	5,146
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	6,875	7,087
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (e)	5,000	5,432
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (e)	3,366	3,585
COMM Mortgage Trust, Series 2012-CCRE2, Class XA, 1.62%, 8/15/45, Callable 7/15/22 @ 100 (e) (f)	17,427	287
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (a)	5,620	5,681
FREMF Mortgage Trust, Series 2012- K17, Class B, 4.32%, 12/25/44, Callable 12/25/21 @ 100 (a) (e)	9,335	9,603
FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47, Callable 10/25/21 @ 100 (a) (e)	5,500	5,584

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (a) (e)	$4,935	$5,227
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	13,449
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	4,730	4,852
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	10,500	10,668
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (a)	2,000	2,061
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.93%, 11/10/45, Callable 11/10/22 @ 100 (e) (f)	21,990	560
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.04%, 5/10/45, Callable 5/10/22 @ 100 (e) (f)	18,035	144
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 12/10/21 @ 100 (a)	5,297	5,438
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	8,824	9,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (e) (f)	18,794	381
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43 (a) (e)	3,000	2,994
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.38% (LIBOR03M+116bps), 7/23/29, Callable 4/23/21 @ 100 (a) (b)	6,750	6,757
Merit, Series 2020-HILL, Class A, 1.28% (LIBOR01M+115bps), 8/15/37 (a) (b)	2,500	2,511
Merit, Series 2020-HILL, Class B, 1.53% (LIBOR01M+140bps), 8/15/37 (a) (b)	4,000	4,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45, Callable 6/15/22 @ 100 (a) (e) (f)	18,582	344
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (b)	3,846	4,069
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.98% (LIBOR01M+85bps), 11/15/34 (a) (b)	1,100	1,099
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.22% (LIBOR03M+200bps), 10/20/27, Callable 4/20/21 @ 100 (a) (b)	10,500	10,484
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.02% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100 (a) (b)	4,399	4,400
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 1.19% (LIBOR03M+97bps), 4/20/27, Callable 4/20/21 @ 100 (a) (b)	1,758	1,758
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 1.07% (LIBOR03M+85bps), 8/20/27, Callable 2/20/21 @ 100 (a) (b)	3,535	3,535
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.07% (LIBOR03M+85bps), 1/20/27, Callable 4/20/21 @ 100 (a) (b)	2,510	2,505
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.57% (LIBOR03M+135bps), 2/20/28, Callable 2/20/21 @ 100 (a) (b)	4,600	4,600
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.29% (LIBOR03M+105bps), 7/15/26, Callable 4/15/21 @ 100 (a) (b)	1,970	1,961
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.89% (LIBOR03M+65bps), 7/15/26, Callable 4/15/21 @ 100 (a) (b)	1,440	1,434
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1 (LIBOR03M+90bps), 4/20/29 (a) (b) (d)	1,500	1,500

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Race Point CLO Ltd., Series 2016-10A, Class A1R, 1.32% (LIBOR03M+110bps), 7/25/31, Callable 4/25/21 @ 100 (a) (b)	$4,437	$4,431
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/22 @ 100 (a) (e)	1,266	1,295
TIAA CLO Ltd., Series 2017-1A, Class A, 1.50% (LIBOR03M+128bps), 4/20/29, Callable 4/20/21 @ 100 (a) (b)	2,500	2,501
Trinitas CLO Ltd., Series 2017-6A, Class AR, 1.39% (LIBOR03M+117bps), 7/25/29, Callable 4/25/21 @ 100 (a) (b)	5,000	4,976
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a) (e) (f)	46,226	660
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (e) (f)	34,729	496
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.81%, 8/10/49, Callable 9/10/22 @ 100 (a) (e) (f)	21,967	494
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (a) (e) (f)	22,791	480
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.66%, 11/15/44, Callable 10/15/21 @ 100 (a) (e)	5,348	5,478
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	2,095	2,122
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, 6/15/44 (a) (e)	12,389	12,562
Total Collateralized Mortgage Obligations (Cost $239,424)		244,317
Preferred Stocks (0.4%)
Financials (0.2%):
Citigroup Capital, 6.58% (LIBOR03M+637bps), 10/30/40 (b)	200,000	5,614
Real Estate (0.2%):
Truist Bank, non-cumulative, 9.00% (c) (g) (h)	50	5,175
Total Preferred Stocks (Cost $10,920)		10,789
Convertible Corporate Bonds (0.6%)
Energy (0.2%):
PDC Energy, Inc., 1.13%, 9/15/21	5,000	4,931
Health Care (0.4%):
Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Callable 3/2/21 @ 100	11,905	11,822
Total Convertible Corporate Bonds (Cost $16,010)		16,753
Senior Secured Loans (0.6%)
Berry Global, Inc., Term W Loans, First Lien, 10/1/22 (b) (q)	2,000	2,000
LyondellBasell Finance Company, Delayed Draw TLA, First Lien, 3/29/22 (d) (q)	6,472	6,342
The Boeing Co., Advance, First Lien, 1.47% (LIBOR03M+125bps), 2/6/22 (b)	10,000	9,948
Total Senior Secured Loans (Cost $18,382)		18,290

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (41.1%)
Communication Services (0.9%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 2/26/21 @ 100	$3,088	$3,093
CenturyLink, Inc., 6.45%, 6/15/21	3,600	3,665
Electronic Arts, Inc., 3.70%, 3/1/21 (i)	2,500	2,500
Qwest Corp., 6.75%, 12/1/21	9,000	9,412
Sprint Corp., 7.25%, 9/15/21	3,500	3,620
Sprint Spectrum, 3.36%, 3/20/23 (a)	2,925	2,951
		25,241
Consumer Discretionary (4.2%):
Association of American Medical Colleges 2.27%, 10/1/25	4,145	4,148
2.39%, 10/1/26	4,275	4,267
Duke University Health System, Inc., 2.26%, 6/1/26	700	745
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100 (a)	5,000	5,317
6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,776
Ford Motor Co., 8.50%, 4/21/23 (i)	5,692	6,374
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a) (d)	2,000	2,013
Horace Mann School, 2.48%, 7/1/22	2,500	2,567
Howard University 2.64%, 10/1/21	500	505
2.80%, 10/1/23	1,000	1,056
2.42%, 10/1/24	1,350	1,435
2.52%, 10/1/25	1,000	1,070
Hyatt Hotels Corp., 5.38%, 4/23/25, Callable 3/23/25 @ 100 (i)	3,000	3,381
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	1,293	1,319
KB Home, 7.00%, 12/15/21, Callable 9/15/21 @ 100	4,000	4,139
Lennar Corp. 6.25%, 12/15/21, Callable 6/15/21 @ 100	6,098	6,232
5.38%, 10/1/22 (j)	4,270	4,582
4.75%, 11/15/22, Callable 8/15/22 @ 100	1,435	1,522
Marriott International, Inc. 2.88%, 3/1/21, Callable 2/25/21 @ 100	4,121	4,125
0.88% (LIBOR03M+65bps), 3/8/21 (b)	540	540
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	7,470	7,905
Nissan Motor Acceptance Corp. 2.55%, 3/8/21 (a)	1,987	1,991
0.87% (LIBOR03M+63bps), 9/21/21 (a) (b)	5,000	4,992
Nordstrom, Inc., 4.00%, 10/15/21, Callable 7/15/21 @ 100	5,000	5,051
PulteGroup, Inc., 4.25%, 3/1/21	5,500	5,500
QVC, Inc., 4.38%, 3/15/23	6,937	7,318
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,418
Toll Brothers Finance Corp. 5.88%, 2/15/22, Callable 11/15/21 @ 100	7,800	8,113
4.38%, 4/15/23, Callable 1/15/23 @ 100	719	761

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Volkswagen Group of America Finance LLC 2.50%, 9/24/21 (a)	$5,000	$5,069
2.70%, 9/26/22 (a)	5,000	5,176
3.13%, 5/12/23 (a)	5,000	5,277
YMCA of Greater New York, 2.26%, 8/1/21	300	303
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	838	863
		120,850
Consumer Staples (2.3%):
7-Eleven, Inc. 0.63%, 2/10/23, Callable 2/10/22 @ 100 (a) (d)	5,000	5,006
0.80%, 2/10/24, Callable 2/10/22 @ 100 (a) (d)	5,000	5,008
Cargill, Inc., 3.25%, 3/1/23 (a)	2,500	2,649
Flowers Foods, Inc., 4.38%, 4/1/22, Callable 1/1/22 @ 100	4,780	4,931
JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 2/16/21 @ 102.88 (a)	4,000	4,119
Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	5,000	5,111
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	14,425	14,661
U.S. Foods, Inc., 5.88%, 6/15/24 (a)	5,000	5,074
Vector Group Ltd., 6.13%, 2/1/25 (a)	8,000	8,123
Walmart, Inc. 2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,406
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,617
		65,705
Energy (8.9%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 2/10/21 @ 100 (j)	2,216	2,216
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	2,550	2,565
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	5,151
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (i)	10,252	10,515
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (a)	6,645	6,722
Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 3/12/21 @ 104.03	12,572	13,045
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	10,343
Energy Transfer Operating LP 5.20%, 2/1/22, Callable 11/1/21 @ 100	7,684	7,939
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,391
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100 (i)	1,684	1,744
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	9,761
EQT Corp. 3.00%, 10/1/22, Callable 9/1/22 @ 100 (j)	15,000	15,225
6.13%, 2/1/25, Callable 1/1/25 @ 100	7,000	8,248
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (i)	10,000	10,860
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,481
HollyFrontier Corp., 2.63%, 10/1/23	10,000	10,261
Kinder Morgan, Inc., 5.00%, 2/15/21 (a)	2,300	2,304
Marathon Petroleum Corp. 4.50%, 5/1/23, Callable 4/1/23 @ 100 (i)	5,000	5,410
4.75%, 12/15/23, Callable 10/15/23 @ 100	1,494	1,653
5.13%, 4/1/24, Callable 3/12/21 @ 101.71	5,000	5,074
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	25,000	25,388

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	$5,691	$5,975
Newfield Exploration Co., 5.75%, 1/30/22	9,000	9,340
NuStar Logistics LP, 6.75%, 2/1/21	1,700	1,700
Occidental Petroleum Corp. 4.85%, 3/15/21, Callable 2/22/21 @ 100	5,538	5,541
2.70%, 8/15/22	5,000	5,014
3.45%, 7/15/24, Callable 4/15/24 @ 100 (j)	3,000	2,948
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	5,821
5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	2,110
ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,972
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	1,538	1,541
Pioneer Natural Resources Co., 0.75%, 1/15/24, Callable 1/15/22 @ 100	3,000	3,001
Sunoco Logistics Partners Operations LP, 4.40%, 4/1/21, Callable 3/5/21 @ 100	5,032	5,047
Valero Energy Corp. 2.70%, 4/15/23 (i)	9,302	9,702
1.20%, 3/15/24	5,500	5,536
Western Midstream Operating LP 4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,124
3.10%, 2/1/25, Callable 1/1/25 @ 100	8,421	8,720
WPX Energy, Inc., 5.75%, 6/1/26, Callable 6/1/21 @ 104.31	7,126	7,479
		258,867
Financials (13.2%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	13,000	13,192
Alleghany Corp., 4.95%, 6/27/22	1,250	1,325
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	5,285
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,454
Athene Global Funding 2.80%, 5/26/23 (a)	5,000	5,233
1.20%, 10/13/23 (a)	5,000	5,056
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	8,571	8,751
Bank of America Corp., 3.12% (LIBOR03M+116bps), 1/20/23, MTN, Callable 1/20/22 @ 100 (b)	5,000	5,132
BB&T Corp., 4.25%, 9/30/24	1,955	2,181
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	9,667	9,526
Capital One Financial Corp., 3.05%, 3/9/22, Callable 2/9/22 @ 100	5,000	5,139
CIT Group, Inc. 4.13%, 3/9/21	6,946	6,950
5.00%, 8/15/22	17,650	18,709
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	5,000	5,131
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,351
City National Bank, 5.38%, 7/15/22	2,000	2,144
COMM Mortgage Trust 1.62%, 8/15/45, Callable 7/15/22 @ 100 (f)	40,195	661
1.69%, 10/15/45, Callable 8/15/22 @ 100 (f)	53,260	1,107
DAE Funding LLC 5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	5,000	5,109
4.50%, 8/1/22, Callable 3/12/21 @ 101.13 (a)	2,370	2,391

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)	$3,750	$3,752
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	11,063
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,302
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	6,349	6,480
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	3,056
Fulton Financial Corp. 3.60%, 3/16/22	9,750	9,952
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,054
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,531
Hilltop Holdings, Inc., 5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	5,152
Infinity Property & Casualty Corp., 5.00%, 9/19/22	21,955	23,322
JPMorgan Chase & Co., 2.78% (LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (b)	5,000	5,145
KeyBank NA, 2.30%, 9/14/22	5,000	5,159
Main Street Capital Corp. 5.20%, 5/1/24	5,200	5,632
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,500
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	3,000	3,104
Mobr-04 LLC (LOC — Compass Bank), 1.13%, 9/1/24 (i) (k)	3,200	3,200
National Securities Clearing Corp., 1.20%, 4/23/23 (a)	5,000	5,095
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b) (j)	8,242	8,517
Pinnacle Bank/Nashville, 3.33% (LIBOR03M+313bps), 7/30/25, Callable 4/30/21 @ 100 (b)	5,000	4,801
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (a) (b)	3,800	3,858
Protective Life Global Funding, 3.10%, 4/15/24 (a)	5,000	5,394
Reliance Standard Life Global Funding II 3.85%, 9/19/23 (a)	5,000	5,417
2.75%, 5/7/25 (a)	5,000	5,286
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	1,278	1,315
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,478
3.45%, 6/2/25, Callable 5/2/25 @ 100	4,179	4,546
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	11,857
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,705
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,702
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,771
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (b)	3,750	3,763
SunTrust Bank, 3.00%, 2/2/23, Callable 1/2/23 @ 100	10,000	10,507
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	4,776	4,837
TCF National Bank 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	5,000	4,927
5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	10,000	10,436

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (b)	$5,718	$5,736
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	3,750	3,852
United Financial Bancorp, Inc., 5.75%, 10/1/24	4,120	4,489
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	5,000	5,088
Wells Fargo & Co. 3.07%, 1/24/23, Callable 1/24/22 @ 100	10,000	10,270
2.16% (LIBOR03M+75bps), 2/11/26, Callable 2/11/25 @ 100, MTN (b)	5,000	5,220
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (i) (j)	3,900	4,011
		378,109
Health Care (1.3%):
Bristol-Myers Squibb Co. 2.75%, 2/15/23, Callable 1/15/23 @ 100	10,000	10,469
3.25%, 2/20/23, Callable 1/20/23 @ 100	5,000	5,286
Centene Corp., 4.75%, 1/15/25, Callable 3/12/21 @ 102.38	930	954
Fresenius Medical Care U.S. Finance, Inc. 5.75%, 2/15/21	1,222	1,225
5.75%, 2/15/21 (a)	5,000	5,011
Fresenius U.S. Finance II, Inc. 4.25%, 2/1/21 (a)	7,795	7,794
4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)	4,000	4,238
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,624
		39,601
Industrials (4.5%):
Air Lease Corp. 2.50%, 3/1/21	8,438	8,452
3.88%, 4/1/21, Callable 3/2/21 @ 100	3,000	3,008
0.90% (LIBOR03M+67bps), 6/3/210, MTN (b)	5,000	5,001
3.50%, 1/15/22	5,500	5,652
2.25%, 1/15/23	5,000	5,141
Aircastle Ltd. 5.13%, 3/15/21	15,466	15,506
4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,365
American Airlines Pass Through Trust 4.38%, 4/1/24	3,240	2,987
4.40%, 3/22/25	6,668	5,801
4.38%, 12/15/25 (a)	5,440	4,666
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	5,000	5,651
Delta Air Lines Pass Through Trust 6.82%, 2/10/24	410	424
2.00%, 12/10/29	4,851	4,888
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	6,253
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (j)	6,000	5,982
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (i)	5,000	5,836
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	5,000	5,249
Southwest Airlines Co. 4.75%, 5/4/23	5,000	5,416
5.25%, 5/4/25, Callable 4/4/25 @ 100	10,000	11,480

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	$1,181	$1,170
The Boeing Co., 1.95%, 2/1/24	2,000	2,054
The Nature Conservancy, 0.47%, 7/1/23	850	849
U.S. Airways, 5.38%, 5/15/23	10,100	9,869
U.S. Airways (INS — MBIA Insurance Corp.), 7.08%, 9/20/22	153	152
United Airlines Pass Through Trust 5.38%, 2/15/23	2,243	2,258
4.63%, 3/3/24	840	845
4.88%, 7/15/27	1,029	1,052
		131,007
Information Technology (0.2%):
Microchip Technology, Inc., 3.92%, 6/1/21	2,000	2,022
VeriSign, Inc., 4.63%, 5/1/23, Callable 3/12/21 @ 100.77	4,000	4,037
		6,059
Materials (0.6%):
Albemarle Corp., 1.27% (LIBOR03M+105bps), 11/15/22, Callable 2/25/21 @ 100 (b) (j)	6,364	6,356
Ball Corp., 5.00%, 3/15/22	1,000	1,044
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,000	1,056
Huntsman International LLC, 5.13%, 11/15/22, Callable 8/15/22 @ 100	3,000	3,189
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	9,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 2/14/21 @ 101.28 (a)	45	46
		20,741
Real Estate (2.6%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 9/15/21 @ 100 (a)	3,760	3,813
Boston Properties LP, 4.13%, 5/15/21	5,398	5,399
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	12,437	11,993
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	6,360	6,746
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (l)	2,950	3,739
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	7,500	7,682
SBA Tower Trust 2.84%, 1/15/25 (a)	6,923	7,386
3.45%, 3/15/48 (a)	10,000	10,572
1.88%, 7/15/50 (a)	3,500	3,612
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100 (j)	6,890	7,027
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (j)	5,000	5,236
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	3,636	3,703
		76,908
Utilities (2.4%):
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,317
Dominion Energy, Inc., 2.72%, 8/15/21 (m)	5,000	5,061
Duke Energy Corp., 2.40%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,144
National Fuel Gas Co. 4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,123
5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,805

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100 (j)	$5,000	$5,377
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,588
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,497
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	10,005
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,871
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,223
		67,011
Total Corporate Bonds (Cost $1,154,231)		1,190,099
Yankee Dollars (12.1%)
Communication Services (0.5%):
Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100 (a) (j)	5,000	5,101
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	7,250	7,421
		12,522
Consumer Discretionary (0.3%):
KIA Motors Corp., 2.63%, 4/21/21 (a)	500	502
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	4,196
Stellantis NV, 5.25%, 4/15/23	4,352	4,748
		9,446
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	5,000	5,149
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (a)	18,588	19,290
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	5,000	5,129
		29,568
Energy (1.2%):
Aker BP ASA 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,406	4,562
2.88%, 1/15/26, Callable 12/15/25 @ 100 (a)	4,375	4,518
Cenovus Energy, Inc., 3.00%, 8/15/22, Callable 5/15/22 @ 100	5,000	5,119
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	2,500	2,528
Meg Energy Corp., 7.00%, 3/31/24, Callable 2/18/21 @ 101.17 (a)	5,000	5,066
Petroleos Mexicanos, 3.87% (LIBOR03M+365bps), 3/11/22 (b)	1,000	1,011
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	12,500	12,889
Woodside Finance Ltd., 4.60%, 5/10/21, Callable 3/12/21 @ 100 (a)	4,000	4,013
		39,706
Financials (3.8%):
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	5,075
BBVA Bancomer SA 6.50%, 3/10/21	3,000	3,014
6.50%, 3/10/21 (a)	21,671	21,770
BNP Paribas SA, 6.50%, Callable 3/6/21 @ 100	11,288	11,346
Lloyds Banking Group PLC, 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	10,000	10,406
ORIX Corp., 2.90%, 7/18/22	10,000	10,335

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Park Aerospace Holdings Ltd. 3.63%, 3/15/21, Callable 2/16/21 @ 100 (a)	$2,000	$2,002
5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	8,000	8,406
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	13,000	14,210
Santander UK Group Holdings PLC 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,143
3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	5,000	5,257
Svenska Handelsbanken AB, 5.25% (USSW5+3bps), Callable 3/1/21 @ 100 (b)	13,200	13,233
		110,197
Industrials (2.9%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 5.00%, 10/1/21	2,700	2,775
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50%, 5/15/21	5,000	5,051
3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	5,240
Air Canada Pass Through Trust 5.38%, 11/15/22 (a)	3,236	3,236
4.13%, 11/15/26 (a)	7,494	7,225
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,346
Avolon Holdings Funding Ltd. 3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	5,275
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,203
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	4,171
CK Hutchison International 16 Ltd., 1.88%, 10/3/21 (a)	10,000	10,078
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23 (j)	4,907	5,123
CK Hutchison International 17 Ltd., 2.88%, 4/5/22 (a) (j)	5,000	5,131
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	9,624	9,800
Smiths Group PLC, 3.63%, 10/12/22 (a)	7,306	7,649
		86,303
Information Technology (0.2%):
Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94 (a)	3,100	3,223
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	1,805	1,878
		5,101
Materials (0.6%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,132
FMG Resources Pty Ltd., 4.75%, 5/15/22, Callable 2/15/22 @ 100 (a)	2,000	2,059
Norbord, Inc., 5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a)	2,636	2,831
POSCO, 2.38%, 1/17/23 (a)	5,000	5,157
		15,179
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a) (i)	7,995	8,016
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	5,000	5,407
Province of Canada, 2.45%, 6/29/22	5,000	5,156
		10,563
See notes to financial statements.

22

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (0.8%):
Comision Federal de Electricidad 4.88%, 5/26/21 (a)	$5,000	$5,062
4.88%, 5/26/21	10,000	10,125
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 3/1/21 @ 100 (a)	9,000	9,034
		24,221
Total Yankee Dollars (Cost $343,599)		350,822
Municipal Bonds (10.8%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,803
City of Birmingham AL, GO, 0.86%, 3/1/24	1,585	1,608
The Water Works Board of The City of Birmingham Revenue 2.20%, 1/1/24	1,000	1,055
2.36%, 1/1/25	2,000	2,147
		7,613
Alaska (0.0%): (n)
University of Alaska Revenue, Build America Bond Series W, 1.70%, 10/1/22	900	916
Series W, 1.83%, 10/1/23	1,000	1,029
		1,945
Arizona (0.1%):
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	1,011
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,561
City of Phoenix Civic Improvement Corp. Revenue, Build America Bond, 0.68%, 7/1/23	1,000	1,009
		3,581
California (0.5%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	5,000	5,033
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	3,000	3,042
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	679
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,912
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,316
		14,982
Colorado (0.5%):
City & County of Denver Co. Airport System Revenue Series C, 0.88%, 11/15/23	1,850	1,853
Series C, 1.12%, 11/15/24	1,330	1,333
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,446

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Colorado Health Facilities Authority Revenue 2.80%, 12/1/26	$700	$712
Series B, 2.24%, 11/1/22	530	544
Series B, 2.40%, 11/1/23	1,250	1,303
Series B, 2.50%, 11/1/24	1,250	1,318
Denver City & County Housing Authority Revenue 2.15%, 12/1/24	3,850	4,035
2.30%, 12/1/25	2,000	2,117
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	535
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,671
		18,867
District of Columbia (0.0%): (n)
District of Columbia Revenue 1.44%, 4/1/22	350	353
1.56%, 4/1/23	520	530
1.67%, 4/1/24	550	565
		1,448
Florida (0.5%):
City of Gainesville Florida Revenue 0.64%, 10/1/22	800	801
0.82%, 10/1/23	750	753
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,424
Florida Development Finance Corp. Revenue 1.65%, 4/1/21	720	720
1.80%, 4/1/22	1,180	1,181
1.98%, 4/1/23	1,750	1,760
Florida Municipal Power Agency Revenue, Series B, 2.38%, 10/1/21	2,500	2,521
Hillsborough County IDA Revenue, 2.16%, 8/1/25	2,910	2,946
Hillsborough County Industrial Development Authority Revenue, 2.01%, 8/1/24	5,000	5,047
		17,153
Georgia (0.2%):
Athens Housing Authority Revenue 2.13%, 12/1/24	1,850	1,956
2.32%, 12/1/25	3,215	3,443
		5,399
Illinois (0.1%):
Chicago O'Hare International Airport Revenue Series D, 0.96%, 1/1/23	835	839
Series D, 1.17%, 1/1/24	1,000	1,011
Chicago Transit Authority Sales Tax Receipts Fund Revenue Series B, 1.71%, 12/1/22	1,000	1,015
Series B, 1.84%, 12/1/23	1,500	1,535
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	1,040
		5,440

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (0.3%):
Indiana Finance Authority Revenue 2.66%, 3/1/25	$1,675	$1,790
2.76%, 3/1/26	1,850	1,999
Lake Central Multi-District School Building Corp. Revenue 0.67%, 1/15/23	500	502
0.72%, 7/15/23	1,500	1,509
0.85%, 1/15/24	1,275	1,288
		7,088
Kansas (0.0%): (n)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	1,011
Kentucky (0.0%): (n)
County of Warren Revenue, 1.07%, 4/1/26 (d)	1,385	—
Kentucky State Property & Building Commission Revenue Series C, 2.56%, 5/1/21	1,060	1,066
Series C, 2.76%, 5/1/22	250	257
		1,323
Louisiana (0.0%): (n)
Terrebonne Levee & Conservation District Revenue Series A, 0.80%, 6/1/21	600	601
Series A, 0.97%, 6/1/22	800	805
Series A, 1.13%, 6/1/23	1,200	1,214
		2,620
Maryland (0.3%):
County of Howard, GO Series C, 1.22%, 8/15/22	980	995
Series C, 1.34%, 8/15/23	1,000	1,027
Maryland Economic Development Corp. Revenue Series B, 3.05%, 6/1/21	3,670	3,680
Series B, 3.30%, 6/1/22	3,795	3,846
Maryland Stadium Authority Revenue Series C, 1.13%, 5/1/23	1,535	1,550
Series C, 1.32%, 5/1/24	1,000	1,017
		12,115
Massachusetts (0.0%): (n)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	615	638
Michigan (1.2%):
Clintondale Community Schools, GO 2.61%, 5/1/21	5,395	5,428
2.84%, 5/1/22	4,000	4,128
Ecorse Public School District, GO 2.00%, 5/1/24	1,250	1,310
2.09%, 5/1/25	2,200	2,330

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Great Lakes Water Authority Sewage Disposal System Revenue Series B, 1.44%, 7/1/21	$400	$400
Series B, 1.49%, 7/1/22	670	672
Michigan Finance Authority Revenue 2.21%, 12/1/23	1,565	1,638
2.31%, 12/1/24	895	949
2.37%, 9/1/49, (Put Date 9/1/23) (l)	5,944	6,183
Series A-1, 2.33%, 6/1/30	5,000	4,973
Michigan State Building Authority Revenue Series II, 0.60%, 4/15/23	725	730
Series II, 0.65%, 10/15/23	1,500	1,513
Ypsilanti School District, GO, 2.02%, 5/1/25	575	587
		30,841
Minnesota (0.0%): (n)
Western Minnesota Municipal Power Agency Revenue Series A, 2.28%, 1/1/25	1,000	1,062
Series A, 2.38%, 1/1/26	1,000	1,073
		2,135
Mississippi (0.2%):
Mississippi Development Bank Revenue 2.31%, 1/1/25	2,235	2,347
2.36%, 1/1/26	2,000	2,113
		4,460
Missouri (0.4%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Series B, 1.02%, 10/1/23	2,000	2,025
Series B, 1.22%, 10/1/24	1,250	1,273
Kansas City Industrial Development Authority Revenue, 1.30%, 3/1/24	3,000	3,037
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	2,640	2,648
University of Missouri Revenue, 1.47%, 11/1/23	2,000	2,062
		11,045
Nebraska (0.0%): (n)
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	1,001
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	960	1,000
		2,001
Nevada (0.3%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, (Put Date 7/1/21) (a) (l)	6,500	6,500
New Jersey (1.4%):
City of Newark, GO 2.25%, 2/24/21	5,500	5,506
2.00%, 10/5/21	4,480	4,527

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue 3.70%, 6/15/21	$550	$554
Series B, 3.65%, 7/1/21	495	497
Series NNN, 2.78%, 6/15/23	2,042	2,102
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	7,450	7,510
North Hudson Sewerage Authority Revenue 2.43%, 6/1/24	1,200	1,259
2.59%, 6/1/25	1,000	1,062
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	1,750	1,757
Series B, 2.20%, 11/1/25	3,515	3,524
Township of Weehawken, GO, 1.10%, 12/30/21	4,600	4,609
		32,907
New York (0.8%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,505	1,515
County of Suffolk, GO Series C, 0.90%, 6/15/22	1,000	999
Series D, 1.30%, 6/25/21	7,000	7,023
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	502
Madison County Capital Resource Corp. Revenue 2.23%, 7/1/24	1,200	1,256
2.39%, 7/1/25	2,670	2,827
2.52%, 7/1/26	3,050	3,257
New York State Dormitory Authority Revenue 2.44%, 7/1/21	1,550	1,558
Series B, 3.18%, 3/15/22	2,000	2,062
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,054
		22,053
North Carolina (0.0%): (n)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	539
Ohio (0.2%):
City of Cleveland Airport System Revenue 2.49%, 1/1/25	2,000	2,065
2.59%, 1/1/26	2,000	2,068
		4,133
Oklahoma (0.0%): (n)
Oklahoma Turnpike Authority Revenue 0.49%, 1/1/22	750	751
0.63%, 1/1/23	560	562
		1,313
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue Series B, 1.65%, 8/15/22	500	506
Series B, 1.73%, 8/15/23	1,400	1,427
Series B, 1.83%, 8/15/24	1,700	1,741
		3,674

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (1.0%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	$1,715	$1,718
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,232
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	2,053
Montgomery County Industrial Development Authority Revenue Series D, 2.45%, 11/15/23	1,250	1,259
Series D, 2.60%, 11/15/24	4,050	4,079
Pennsylvania IDA Revenue, 2.97%, 7/1/21 (a)	2,279	2,303
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (l)	2,805	2,840
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (l)	1,415	1,519
Scranton School District, GO (INS — Build America Mutual Assurance Co.) 2.50%, 4/1/23	1,815	1,887
2.60%, 4/1/24	1,730	1,834
2.72%, 4/1/25	900	971
2.82%, 4/1/26	1,000	1,094
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,548
		25,337
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,194
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.31%, 7/1/23	1,500	1,553
Series B, 2.38%, 7/1/24	1,350	1,412
		2,965
Texas (0.9%):
Central Texas Regional Mobility Authority Revenue, Build America Bond Series C, 1.45%, 1/1/25	400	401
Series D, 1.65%, 1/1/24	500	503
Series D, 1.80%, 1/1/25	750	755
City of Houston Airport System Revenue Series C, 0.88%, 7/1/22	1,780	1,793
Series C, 1.05%, 7/1/23	1,650	1,674
City of Houston, GO 2.77%, 3/1/22	1,240	1,272
2.98%, 3/1/23	1,900	2,000
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,222
Clear Creek Independent School District, GO Series B, 5.00%, 2/15/24	2,250	2,542
Series B, 5.00%, 2/15/25	1,650	1,921
Dallas/Fort Worth International Airport Revenue Series C, 1.04%, 11/1/23	500	506
Series C, 1.23%, 11/1/24	750	762
Denton Independent School District, GO, Series A, 0.52%, 8/15/24	1,000	982
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,045
Tarrant County Cultural Education Facilities Finance Corp. Revenue 0.86%, 9/1/21	875	876
0.92%, 9/1/22	655	658

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	$1,585	$1,679
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund) 0.49%, 8/15/23	640	632
0.61%, 8/15/24	550	538
		25,761
Virginia (0.6%):
County of Arlington VA, GO, Series B, 0.64%, 8/1/24	3,000	3,024
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (l)	11,000	11,027
		14,051
West Virginia (0.3%):
Tobacco Settlement Finance Authority Revenue 0.80%, 6/1/21	3,250	3,247
0.95%, 6/1/22	3,500	3,492
1.19%, 6/1/23	3,500	3,501
		10,240
Wisconsin (0.4%):
Public Finance Authority Revenue (LOC — Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	6,500	6,507
State of Wisconsin Revenue Series A, 1.90%, 5/1/25	2,000	2,116
Series A, 2.10%, 5/1/26	1,000	1,070
		9,693
Total Municipal Bonds (Cost $307,654)		313,065
U.S. Government Agency Mortgages (0.6%)
Federal Home Loan Mortgage Corp. 5.50%, 4/1/21	5	5
Series K023, Class X1, 1.22%, 8/25/22 (e) (f)	63,937	1,036
3.42% (LIBOR12M+163bps), 4/1/35 (b)	194	200
		1,241
Federal National Mortgage Association 5.00%, 12/1/21-2/1/24	132	138
Series 2012-M8, Class X2, 0.66%, 5/25/22 (e) (f)	41,334	192
Series 2013-M1, Class X2, 0.58%, 8/25/22 (e) (f)	29,893	138
6.00%, 10/1/22-7/1/23	243	251
5.50%, 2/1/23-6/1/24	301	312
4.50%, 5/1/23-2/1/24	60	62
2.50%, 4/1/27-8/1/27	11,908	12,520
Series 2012-104, Class HC, 1.25%, 9/25/27	1,821	1,849
		15,462
Total U.S. Government Agency Mortgages (Cost $15,444)		16,703

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.3%)
Jabil, Inc. 1.19%, 2/2/21 (a) (o)	$22,000	$21,998
0.90%, 2/4/21 (a) (o)	3,200	3,200
Ovintiv, Inc. 1.08%, 2/10/21 (a) (o)	5,000	4,998
1.12%, 2/26/21 (a) (o)	1,700	1,699
1.11%, 3/5/21 (a) (o)	5,000	4,995
Plains All American Pipeline LP, 0.23%, 2/4/21 (a) (o)	2,200	2,200
Plains Midstream Canada 0.68%, 2/4/21 (a) (o)	7,100	7,099
0.57%, 2/8/21 (a) (o)	9,000	8,999
Viatris, Inc., 0.60%, 3/22/21 (a) (o)	10,000	9,992
Total Commercial Paper (Cost $65,181)		65,180
Collateral for Securities Loaned^ (1.0%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (p)	4,251,748	4,252
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (p)	4,778,596	4,779
HSBC U.S. Government Money Market Fund I Shares, 0.03% (p)	19,492,251	19,492
Total Collateral for Securities Loaned (Cost $28,523)		28,523
Total Investments (Cost $2,865,415) — 101.5%		2,931,962
Liabilities in excess of other assets — (1.5)%		(43,431)
NET ASSETS — 100.00%		$2,888,531

At January 31, 2021, the Fund's investments in foreign securities were 12.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, the fair value of these securities was $1,373,388 (thousands) and amounted to 47.5% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2021.

(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(e)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2021.

(f)  Security is interest only.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

30

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

(h)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2021, illiquid securities were 0.2% of the Fund's net assets.

(i)  All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(j)  All or a portion of this security is on loan.

(k)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(l)  Put Bond.

(m)  Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.72%

(n)  Amount represents less than 0.05% of net assets.

(o)  Rate represents the effective yield at January 31, 2021.

(p)  Rate disclosed is the daily yield on January 31, 2021.

(q)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of January 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

PLC — Public Limited Company

See notes to financial statements.

31

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

SOFR — Secured Overnight Financing Rate

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2021.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	200	3/31/21	$25,175,484	$25,175,000	$(484)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(484)
	Total net unrealized appreciation (depreciation)				$(484)

See notes to financial statements.

32

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Short-Term Bond Fund
Assets:
Investments, at value (Cost $2,865,415)	$2,931,962	(a)
Cash and cash equivalents	42,125
Deposit with brokers for futures contracts	2,280
Receivables:
Interest and dividends	18,350
Capital shares issued	4,229
Investments sold	2,751
From Adviser	6
Prepaid expenses	60
Total assets	3,001,763
Liabilities:
Payables:
Collateral received on loaned securities	28,523
Distributions	96
Investments purchased	76,880
Capital shares redeemed	6,278
Variation margin on open futures contracts	11
Accrued expenses and other payables:
Investment advisory fees	588
Administration fees	289
Custodian fees	27
Transfer agent fees	413
Compliance fees	2
12b-1 fees	1
Other accrued expenses	124
Total liabilities	113,232
Net Assets:
Capital	2,820,092
Total accumulated earnings/(loss)	68,439
Net assets	$2,888,531
Net Assets
Fund Shares	$1,027,202
Institutional Shares	1,842,653
Class A	10,527
R6 Shares	8,149
Total	$2,888,531
Shares (unlimited number of shares authorized with no par value):
Fund Shares	109,810
Institutional Shares	197,082
Class A	1,125
R6 Shares	871
Total	308,888
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.35
Institutional Shares	$9.35
Class A	$9.35
R6 Shares	$9.36
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.57

(a)  Includes $27,732 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

33

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Short-Term Bond Fund
Investment Income:
Dividends	$412
Interest	45,291
Securities lending (net of fees)	74
Total income	45,777
Expenses:
Investment advisory fees	3,122
Administration fees — Fund Shares	781
Administration fees — Institutional Shares	903
Administration fees — Class A	8
Administration fees — R6 Shares	2
Sub-Administration fees	14
12b-1 fees — Class A	14
Custodian fees	64
Transfer agent fees — Fund Shares	728
Transfer agent fees — Institutional Shares	903
Transfer agent fees — Class A	6
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	26
Compliance fees	9
Legal and audit fees	51
State registration and filing fees	52
Interfund lending fees	—	(a)
Other expenses	128
Total expenses	6,811
Expenses waived/reimbursed by Adviser	(15)
Net expenses	6,796
Net Investment Income (Loss)	38,981
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	3,782
Net realized gains (losses) from futures contracts	14
Net change in unrealized appreciation/depreciation on investment securities	27,803
Net change in unrealized appreciation/depreciation on futures contracts	(220)
Net realized/unrealized gains (losses) on investments	31,379
Change in net assets resulting from operations	$70,360

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

34

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$38,981	$84,890
Net realized gains (losses) from investments	3,796	12,975
Net change in unrealized appreciation/depreciation on investments	27,583	9,475
Change in net assets resulting from operations	70,360	107,340
Distributions to Shareholders:
Fund Shares	(18,554)	(31,970)
Institutional Shares	(32,933)	(53,509)
Class A	(185)	(325)
R6 Shares	(149)	(221)
Change in net assets resulting from distributions to shareholders	(51,821)	(86,025)
Change in net assets resulting from capital transactions	32,202	(194,932)
Change in net assets	50,741	(173,617)
Net Assets:
Beginning of period	2,837,790	3,011,407
End of period	$2,888,531	$2,837,790
Capital Transactions:
Fund Shares
Proceeds from shares issued	$77,601	$196,309
Distributions reinvested	18,099	31,095
Cost of shares redeemed	(115,929)	(362,515)
Total Fund Shares	$(20,229)	$(135,111)
Institutional Shares
Proceeds from shares issued	$174,655	$325,565
Distributions reinvested	32,708	52,823
Cost of shares redeemed	(154,295)	(436,571)
Total Institutional Shares	$53,068	$(58,183)
Class A
Proceeds from shares issued	$505	$2,198
Distributions reinvested	86	166
Cost of shares redeemed	(1,373)	(6,436)
Total Class A	$(782)	$(4,072)
R6 Shares
Proceeds from shares issued	$353	$3,296
Distributions reinvested	54	71
Cost of shares redeemed	(262)	(933)
Total R6 Shares	$145	$2,434
Change in net assets resulting from capital transactions	$32,202	$(194,932)

(continues on next page)

See notes to financial statements.

35

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Share Transactions:
Fund Shares
Issued	8,314	21,376
Reinvested	1,939	3,383
Redeemed	(12,420)	(39,623)
Total Fund Shares	(2,167)	(14,864)
Institutional Shares
Issued	18,717	35,367
Reinvested	3,505	5,752
Redeemed	(16,542)	(47,767)
Total Institutional Shares	5,680	(6,648)
Class A
Issued	54	238
Reinvested	9	18
Redeemed	(147)	(700)
Total Class A	(84)	(444)
R6 Shares
Issued	38	357
Reinvested	6	8
Redeemed	(28)	(102)
Total R6 Shares	16	263
Change in Shares	3,445	(21,693)

See notes to financial statements.

36

This page is intentionally left blank.

37

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Short-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$9.29	0.13	(d)	0.10	0.23	(0.13)	(0.04)
Year Ended July 31, 2020	$9.21	0.26	(d)	0.08	0.34	(0.26)	—	(e)
Year Ended July 31, 2019	$9.06	0.24		0.15	0.39	(0.24)	—	(e)
Year Ended July 31, 2018	$9.21	0.20		(0.15)	0.05	(0.20)	—	(e)
Year Ended July 31, 2017	$9.20	0.17		0.01	0.18	(0.17)	—
Year Ended July 31, 2016	$9.15	0.16		0.05	0.21	(0.16)	—
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$9.29	0.13	(d)	0.10	0.23	(0.13)	(0.04)
Year Ended July 31, 2020	$9.20	0.27	(d)	0.09	0.36	(0.27)	—	(e)
Year Ended July 31, 2019	$9.06	0.25		0.14	0.39	(0.25)	—	(e)
Year Ended July 31, 2018	$9.21	0.21		(0.15)	0.06	(0.21)	—	(e)
Year Ended July 31, 2017	$9.20	0.18		0.01	0.19	(0.18)	—
Year Ended July 31, 2016	$9.15	0.17		0.05	0.22	(0.17)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

38

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.17)	$9.35	2.57%	0.53%	2.66%	0.53%	$1,027,202	26%
Year Ended July 31, 2020	(0.26)	$9.29	3.79%	0.52%	2.82%	0.52%	$1,040,688	66%
Year Ended July 31, 2019	(0.24)	$9.21	4.43%	0.57%	2.68%	0.57%	$1,167,973	48%
Year Ended July 31, 2018	(0.20)	$9.06	0.54%	0.59%	2.18%	0.59%	$1,188,259	39%
Year Ended July 31, 2017	(0.17)	$9.21	2.02%	0.63%	1.90%	0.63%	$1,301,428	31%
Year Ended July 31, 2016	(0.16)	$9.20	2.34%	0.61%	1.76%	0.61%	$1,400,054	22%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.17)	$9.35	2.50%	0.44%	2.75%	0.44%	$1,842,653	26%
Year Ended July 31, 2020	(0.27)	$9.29	4.01%	0.42%	2.92%	0.42%	$1,777,916	66%
Year Ended July 31, 2019	(0.25)	$9.20	4.42%	0.47%	2.78%	0.47%	$1,822,756	48%
Year Ended July 31, 2018	(0.21)	$9.06	0.65%	0.48%	2.29%	0.48%	$2,025,651	39%
Year Ended July 31, 2017	(0.18)	$9.21	2.13%	0.53%	2.00%	0.53%	$1,954,307	31%
Year Ended July 31, 2016	(0.17)	$9.20	2.44%	0.51%	1.87%	0.51%	$1,942,385	22%

(continues on next page)

See notes to financial statements.

39

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Short-Term Bond Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	$9.29	0.12	(d)	0.10	0.22	(0.12)	(0.04)
Year Ended July 31, 2020	$9.21	0.24	(d)	0.08	0.32	(0.24)	—	(e)
Year Ended July 31, 2019	$9.06	0.22		0.15	0.37	(0.22)	—	(e)
Year Ended July 31, 2018	$9.21	0.18		(0.15)	0.03	(0.18)	—	(e)
Year Ended July 31, 2017	$9.20	0.16		0.01	0.17	(0.16)	—
Year Ended July 31, 2016	$9.15	0.14		0.05	0.19	(0.14)	—
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	$9.30	0.13	(d)	0.10	0.23	(0.13)	(0.04)
Year Ended July 31, 2020	$9.21	0.27	(d)	0.09	0.36	(0.27)	—	(e)
Year Ended July 31, 2019	$9.07	0.26		0.14	0.40	(0.26)	—	(e)
Year Ended July 31, 2018	$9.21	0.22		(0.14)	0.08	(0.22)	—	(e)
December 1, 2016(f) through July 31, 2017	$9.12	0.13		0.09	0.22	(0.13)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

40

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Class A
Six Months Ended January 31, 2021 (unaudited)	(0.16)	$9.35	2.48%	0.71%	2.48%	0.92%	$10,527	26%
Year Ended July 31, 2020	(0.24)	$9.29	3.58%	0.73%	2.61%	0.74%	$11,236	66%
Year Ended July 31, 2019	(0.22)	$9.21	4.17%	0.82%	2.43%	0.82%	$15,222	48%
Year Ended July 31, 2018	(0.18)	$9.06	0.38%	0.74%	2.02%	0.74%	$23,030	39%
Year Ended July 31, 2017	(0.16)	$9.21	1.82%	0.82%	1.70%	0.82%	$21,532	31%
Year Ended July 31, 2016	(0.14)	$9.20	2.08%	0.86%	1.52%	0.86%	$12,747	22%
R6 Shares
Six Months Ended January 31, 2021 (unaudited)	(0.17)	$9.36	2.52%	0.41%	2.78%	0.48%	$8,149	26%
Year Ended July 31, 2020	(0.27)	$9.30	4.04%	0.39%	2.96%	0.45%	$7,950	66%
Year Ended July 31, 2019	(0.26)	$9.21	4.50%	0.39%	2.86%	0.71%	$5,456	48%
Year Ended July 31, 2018	(0.22)	$9.07	0.85%	0.39%	2.38%	0.67%	$5,142	39%
December 1, 2016(f) through July 31, 2017	(0.13)	$9.21	2.43%	0.39%	2.14%	1.02%	$5,129	31%

See notes to financial statements.

41

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1		Level 2	Level 3	Total
Asset-Backed Securities	$—		$677,421	$—	$677,421
Collateralized Mortgage Obligations	—		244,317	—	244,317
Preferred Stocks	5,614		—	5,175	10,789
Convertible Corporate Bond	—		16,753	—	16,753
Senior Secured Loans	—		18,290	—	18,290
Corporate Bonds	—		1,190,099	—	1,190,099
Yankee Dollars	—		350,822	—	350,822
Municipal Bonds	—		313,065	—	313,065
U.S. Government Agency Mortgages	—		16,703	—	16,703
Commercial Paper	—		65,180	—	65,180
Collateral for Securities Loaned	28,523		—	—	28,523
Total	$34,137		$2,892,650	$5,175	$2,931,962
Other Financial Investments^:
Liabilities:
Futures Contracts	—	*	—	—	—	*
Total	$—	*	$—	$—	$—	*

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

*  Less than $1 thousand.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the period ended January 31, 2021, the Fund held futures contracts primarily for managing duration.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2021 (amounts in thousands):

Liabilities
Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure	$— (a)

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

(a)  Less than $1 thousand.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended January 31, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure	$14	$(220)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$27,732	$—	$28,523

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$10,000	$—

47

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$776,580	$668,860	$—	$23,743

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Target Retirement Income Fund	4.4
USAA Target Retirement 2030 Fund	2.1
USAA Target Retirement 2040 Fund	0.8
USAA Target Retirement 2050 Fund	0.1
USAA Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of each class within the Lipper Short Investment Grade Debt Funds category.

48

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $74, $182, $(1) and $1 for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively, in thousands. Performance adjustments were 0.01%, 0.02%, (0.02)% and 0.02% for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15% and 0.05% of daily net assets for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

49

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10% and 0.01% of average daily net assets of the Institutional Shares, Class A and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor did not receive any commissions on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 0.53%, 0.43%, 0.73% and 0.39% for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to

50

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$6	$6	$15	$27

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

51

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency

52

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,766	1	0.62%	$4,766

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

53

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

8. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

54

USAA Mutual Funds Trust	Supplemental Information January 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,025.70	$1,022.53	$2.71	$2.70	0.53%
Institutional Shares	1,000.00	1,025.00	1,022.99	2.25	2.24	0.44%
Class A	1,000.00	1,024.80	1,021.63	3.62	3.62	0.71%
R6 Shares	1,000.00	1,025.20	1,023.14	2.09	2.09	0.41%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

55

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

For the period August 1, 2020 to January 31, 2021, performance adjustments were applied to the Fund. The annualized expense ratios of 0.44%, and 0.41% for the Institutional Shares, and R6 Shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended January 31, 2021.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Institutional Shares	$1,000.00	$1,025.00	$1,023.04	$2.19	$2.19	0.43%
R6 Shares	1,000.00	1,025.20	1,023.24	1.99	1.99	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

56

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Short-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

57

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

58

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

59

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23426-0321

JANUARY 31, 2021

Semi Annual Report

USAA Small Cap Stock Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information (Unaudited)	32
Proxy Voting and Portfolio Holdings Information	32
Expense Examples	32
Considerations of the Board in Continuing the Investment Advisory Agreement	34
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Small Cap Stock Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with long-term growth of capital.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (2.1%):
Cargurus, Inc. (a)	67,276	$1,968
Chicken Soup For The Soul Entertainment, Inc. (a)	51,203	1,192
EverQuote, Inc. Class A (a)	12,037	542
Gray Television, Inc. (a)	36,975	630
IAC/InterActiveCorp. (a)	2,450	514
Iridium Communications, Inc. (a)	38,763	1,910
Madison Square Garden Sports Corp. (a)	2,530	410
Meredith Corp.	39,865	874
Motorsport Games, Inc. Class A (a)	21,795	658
MSG Networks, Inc. Class A (a) (b)	52,994	915
Sinclair Broadcast Group, Inc. Class A	59,329	1,869
TechTarget, Inc. (a)	57,700	4,311
TEGNA, Inc.	135,154	2,167
Vonage Holdings Corp. (a)	488,037	6,091
World Wrestling Entertainment, Inc. Class A	24,870	1,400
Yelp, Inc. (a)	60,456	1,971
		27,422
Consumer Discretionary (11.0%):
Academy Sports & Outdoors, Inc. (a) (b)	103,199	2,219
Afya Ltd. Class A (a)	54,432	1,208
Asbury Automotive Group, Inc. (a)	21,168	3,019
Bright Horizons Family Solutions, Inc. (a)	6,905	1,049
Brinker International, Inc.	21,410	1,261
Burlington Stores, Inc. (a)	6,798	1,692
Carter's, Inc.	18,610	1,638
Cavco Industries, Inc. (a)	7,426	1,401
Chegg, Inc. (a)	42,615	4,061
Chewy, Inc. Class A (a)	10,712	1,091
Cooper Tire & Rubber Co.	107,930	3,966
Cracker Barrel Old Country Store, Inc.	24,292	3,287
Dana, Inc.	362,597	7,020
Etsy, Inc. (a)	27,331	5,441
Expedia Group, Inc.	1,650	205
Five Below, Inc. (a)	13,335	2,343
GAN Ltd. (a) (b)	31,440	742
Gentherm, Inc. (a)	46,640	2,857
Group 1 Automotive, Inc.	44,280	6,094
Helen of Troy Ltd. (a)	2,083	509
Hibbett Sports, Inc. (a)	71,328	4,026
KB Home	71,624	2,982
Kontoor Brands, Inc.	51,750	1,869
Laureate Education, Inc. Class A (a)	54,181	705
Legacy Housing Corp. (a)	62,180	881
Levi Strauss & Co. Class A	87,842	1,731
Liquidity Services, Inc. (a)	909	18
Lithia Motors, Inc. Class A	12,969	4,133
Magnite, Inc. (a)	405,704	14,053

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marine Products Corp.	45,774	$745
Meritage Homes Corp. (a)	22,220	1,783
Monro, Inc.	22,180	1,297
Murphy USA, Inc.	19,202	2,392
Nautilus, Inc. (a) (b)	213,622	5,236
Nordstrom, Inc.	67,689	2,400
OneSpaWorld Holdings Ltd. (a)	54,311	515
Papa John's International, Inc.	36,959	3,780
Penske Automotive Group, Inc.	18,730	1,121
Polaris, Inc.	17,974	2,097
Porch Group, Inc. (a) (b)	201,787	2,990
Purple Innovation, Inc. (a)	106,466	3,624
Rent-A-Center, Inc.	71,903	3,113
Ruth's Hospitality Group, Inc.	31,403	571
Shutterstock, Inc.	25,061	1,629
Skyline Champion Corp. (a)	61,627	2,073
Sleep Number Corp. (a)	21,792	2,348
Stamps.com, Inc. (a)	26,030	5,943
Steven Madden Ltd.	125,950	4,233
Strategic Education, Inc.	5,051	446
Taylor Morrison Home Corp. (a)	48,500	1,260
Texas Roadhouse, Inc.	40,185	3,062
The Aaron's Co., Inc. (a)	44,736	758
The Children's Place, Inc. (a) (b)	41,897	3,078
The ODP Corp. (a)	19,745	843
TopBuild Corp. (a)	14,545	2,908
Tri Pointe Homes, Inc. (a)	320,345	6,472
Tupperware Brands Corp. (a)	54,818	1,649
Wolverine World Wide, Inc.	27,310	782
WW International, Inc. (a)	25,580	679
Wyndham Hotels & Resorts, Inc.	14,540	846
YETI Holdings, Inc. (a)	46,463	3,058
		155,232
Consumer Staples (2.4%):
Albertsons Cos., Inc. Class A (b)	58,028	1,008
B&G Foods, Inc. (b)	90,897	3,461
C&C Group PLC (a)	353,224	1,114
Cranswick PLC	35,775	1,668
Edgewell Personal Care Co.	44,930	1,501
Hostess Brands, Inc. (a)	330,432	5,072
J & J Snack Foods Corp.	12,939	1,975
Medifast, Inc.	16,451	3,860
Performance Food Group Co. (a)	56,794	2,662
Spectrum Brands Holdings, Inc.	43,780	3,308
TreeHouse Foods, Inc. (a)	17,630	745
Universal Corp.	53,640	2,460
WD-40 Co. (b)	14,527	4,423
		33,257

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (2.6%):
Arch Resources, Inc. (a)	74,549	$3,572
Bristow Group, Inc. (a)	23,290	564
Cactus, Inc. Class A	93,898	2,460
Cimarex Energy Co.	24,140	1,018
CNX Resources Corp. (a)	108,191	1,371
CVR Energy, Inc.	156,277	2,672
Dorian LPG Ltd. (a)	121,985	1,414
Kosmos Energy Ltd.	430,700	956
Magnolia Oil & Gas Corp. Class A (a) (b)	469,519	3,977
Ovintiv, Inc.	121,732	1,918
PDC Energy, Inc. (a)	50,280	1,092
Peabody Energy Corp. (a)	211,377	810
Pioneer Natural Resources Co.	10,096	1,221
Renewable Energy Group, Inc. (a)	40,255	3,607
REX American Resources Corp. (a)	17,559	1,343
Scorpio Tankers, Inc. (b)	282,157	3,510
SEACOR Holdings, Inc. (a)	59,299	2,475
Southwestern Energy Co. (a)	375,089	1,414
Talos Energy, Inc. (a)	44,905	380
World Fuel Services Corp.	55,811	1,707
		37,481
Financials (16.0%):
1st Source Corp.	118,828	4,676
Alleghany Corp.	2,450	1,389
Amerant Bancorp, Inc. (a)	40,622	579
American Business Bank (a)	20,990	704
American Equity Investment Life Holding Co.	65,982	1,926
Ameris Bancorp	72,380	2,831
AMERISAFE, Inc.	23,663	1,313
Apollo Commercial Real Estate Finance, Inc.	147,712	1,651
Argo Group International Holdings Ltd.	10,500	424
Associated Bancorp	63,920	1,147
Assured Guaranty Ltd.	34,610	1,237
Atlantic Union Bankshares Corp.	58,790	1,931
Axis Capital Holdings Ltd.	20,940	961
Banc of California, Inc.	127,174	2,143
Banco Latinoamericano Comercio Exterior SA Class E	31,517	480
Banner Corp.	35,510	1,571
BGC Partners, Inc. Class A	175,117	622
Blackstone Mortgage Trust, Inc. Class A	101,764	2,713
Brightsphere Investment Group, Inc.	111,946	2,052
Cathay General Bancorp	172,267	5,826
Central Pacific Financial Corp.	77,910	1,549
CF Finance Acquisition Corp. II Class A (a)	36,419	395
Chimera Investment Corp.	276,537	2,793
CNO Financial Group, Inc.	146,710	3,112
Colony Bankcorp, Inc.	31,225	432
Columbia Banking System, Inc.	36,710	1,414
Community Bank System, Inc.	46,720	3,030

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ConnectOne Bancorp, Inc.	41,442	$881
Customers Bancorp, Inc. Class A	52,463	1,166
dMY Technology Group, Inc. II Class A (a) (b)	45,081	935
Eastern Bankshares, Inc. (a)	148,240	2,363
Encore Capital Group, Inc. (a)	59,822	1,777
Enova International, Inc. (a)	87,670	1,981
Essent Group Ltd.	150,880	6,312
Federated Hermes, Inc.	33,680	909
First Bancorp, Inc.	290,421	2,643
First Busey Corp.	173,581	3,587
First Financial Corp. Class A	22,984	882
First Midwest Bancorp, Inc.	120,544	1,993
Flushing Financial Corp.	258,566	4,727
Fulton Financial Corp.	193,295	2,590
Globe Life, Inc.	13,380	1,209
Great Western Bancorp, Inc.	112,061	2,690
Hancock Whitney Corp.	167,600	5,722
Hanmi Financial Corp.	67,519	933
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66,024	3,906
Hope Bancorp, Inc.	324,954	3,633
Independent Bank Corp.	12,970	974
International Bancshares Corp.	200,074	7,565
Investors Bancorp, Inc.	130,730	1,505
James River Group Holdings Ltd.	142,020	6,318
Kemper Corp.	35,112	2,470
Kinsale Capital Group, Inc.	17,266	3,239
Lakeland Financial Corp.	54,010	3,170
Meridian Bancorp, Inc.	77,370	1,172
Morningstar, Inc.	8,720	2,005
Mr. Cooper Group, Inc. (a)	139,619	3,802
NBT Bancorp, Inc.	74,426	2,457
Northwest Bancshares, Inc.	255,549	3,258
OFG Bancorp	109,912	1,888
Pacific Premier Bancorp, Inc.	26,180	870
Park National Corp.	32,180	3,476
PCSB Financial Corp.	32,310	476
Pennymac Mortgage Investment Trust	123,969	2,138
Pinnacle Financial Partners, Inc.	25,910	1,776
Piper Sandler Cos.	32,571	2,975
Preferred Bank	57,114	2,758
Primerica, Inc.	9,510	1,325
ProAssurance Corp.	51,906	951
PROG Holdings, Inc.	78,354	3,697
Provident Financial Services, Inc.	132,123	2,447
Radian Group, Inc.	392,087	7,528
S&T Bancorp, Inc.	61,483	1,562
ServisFirst Bancshares, Inc.	93,200	3,829
Silvercrest Asset Management Group, Inc. Class A	58,392	894
SLM Corp.	72,995	1,013
Solar Capital Ltd.	174,316	3,025

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
South State Corp.	22,834	$1,592
Southside Bancshares, Inc.	45,942	1,441
Stewart Information Services Corp.	17,430	808
Stifel Financial Corp.	113,767	5,894
Stock Yards Bancorp, Inc.	8,718	394
Synovus Financial Corp.	136,845	5,090
Texas Capital Bancshares, Inc. (a)	94,517	5,692
TFS Financial Corp.	63,360	1,120
The Bank of NT Butterfield & Son Ltd.	143,112	4,352
Tompkins Financial Corp.	27,036	1,808
Tradeweb Markets, Inc. Class A	34,162	2,077
TrustCo Bank Corp.	184,318	1,146
Trustmark Corp.	94,850	2,606
Two Harbors Investment Corp.	154,010	935
UMB Financial Corp.	49,862	3,538
Umpqua Holdings Corp.	15,670	227
Universal Insurance Holdings, Inc.	77,298	1,035
Walker & Dunlop, Inc.	35,793	2,946
Washington Federal, Inc.	143,223	3,750
White Mountains Insurance Group Ltd.	1,690	1,724
		228,478
Health Care (18.5%):
1Life Healthcare, Inc. (a) (b)	7,270	368
4D Molecular Therapeutics, Inc. (a)	8,848	375
ABIOMED, Inc. (a)	820	286
Acceleron Pharma, Inc. (a)	8,865	1,024
Adaptive Biotechnologies Corp. (a)	13,983	776
ADC Therapeutics SA (a)	9,938	284
Aerie Pharmaceuticals, Inc. (a) (b)	263,300	4,526
Affimed NV (a)	230,142	1,318
Akero Therapeutics, Inc. (a)	18,590	547
Akouos, Inc. (a)	8,913	142
Allscripts Healthcare Solutions, Inc. (a)	144,905	2,391
Amedisys, Inc. (a)	12,936	3,717
AMN Healthcare Services, Inc. (a)	8,833	637
Annexon, Inc. (a)	7,994	176
Arena Pharmaceuticals, Inc. (a)	54,206	4,024
Arrowhead Pharmaceuticals, Inc. (a)	25,400	1,960
Athenex, Inc. (a)	24,528	321
Atreca, Inc. Class A (a)	21,251	276
AtriCure, Inc. (a)	23,400	1,363
Aurinia Pharmaceuticals, Inc. (a) (b)	112,766	1,884
Autolus Therapeutics PLC, ADR (a) (b)	41,400	304
Avidity Biosciences, Inc. (a)	16,540	378
Beam Therapeutics, Inc. (a) (b)	32,612	3,145
Berkeley Lights, Inc. (a)	7,941	572
Bicycle Therapeutics PLC, ADR (a)	67,987	1,823
BioAtla, Inc. (a)	8,845	389
BioCryst Pharmaceuticals, Inc. (a) (b)	239,119	2,038
BioMarin Pharmaceutical, Inc. (a)	3,719	308

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Biomerica, Inc. (a) (b)	188,356	$1,281
Black Diamond Therapeutics, Inc. (a)	5,848	145
Blueprint Medicines Corp. (a)	11,350	1,098
C4 Therapeutics, Inc. (a)	3,302	119
Cabaletta Bio, Inc. (a)	45,978	599
Cara Therapeutics, Inc. (a)	28,882	540
Cardiovascular Systems, Inc. (a)	43,331	1,949
Castle Biosciences, Inc. (a)	86,671	5,793
Centogene NV (a)	82,630	873
Cerus Corp. (a)	92,500	610
Codiak Biosciences, Inc. (a) (b)	82,484	1,970
Collegium Pharmaceutical, Inc. (a)	21,550	520
CONMED Corp.	22,898	2,562
Cortexyme, Inc. (a) (b)	5,633	221
Covetrus, Inc. (a)	69,455	2,366
CRISPR Therapeutics AG (a)	11,444	1,896
CryoPort, Inc. (a) (b)	40,250	2,745
Cymabay Therapeutics, Inc. (a)	43,379	232
CytomX Therapeutics, Inc. (a)	28,023	194
CytoSorbents Corp. (a)	230,760	2,421
Deciphera Pharmaceuticals, Inc. (a)	9,169	405
Dicerna Pharmaceuticals, Inc. (a)	76,839	1,727
Dynavax Technologies Corp. (a) (b)	84,584	534
Editas Medicine, Inc. (a) (b)	15,300	939
Enanta Pharmaceuticals, Inc. (a)	16,946	814
Endo International PLC (a)	304,725	2,218
Epizyme, Inc. (a)	124,900	1,368
Esperion Therapeutics, Inc. (a) (b)	53,401	1,682
Evolent Health, Inc. Class A (a)	368,102	6,284
Fennec Pharmaceuticals, Inc. (a)	69,098	498
Flexion Therapeutics, Inc. (a) (b)	139,808	1,701
Fulgent Genetics, Inc. (a) (b)	28,425	3,141
Fusion Pharmaceuticals, Inc. (a)	57,317	648
Gamida Cell Ltd. (a)	113,154	913
Generation Bio Co. (a)	15,661	412
Genetron Holdings Ltd., ADR (a)	72,553	1,672
GenMark Diagnostics, Inc. (a)	152,400	2,105
Guardant Health, Inc. (a)	13,544	2,106
Halozyme Therapeutics, Inc. (a)	75,250	3,581
Health Catalyst, Inc. (a)	71,500	3,552
HealthEquity, Inc. (a)	42,011	3,510
Horizon Therapeutics PLC (a)	13,047	946
IGM Biosciences, Inc. (a) (b)	10,635	1,014
Inari Medical, Inc. (a)	581	55
Insmed, Inc. (a)	88,976	3,345
Insulet Corp. (a)	7,045	1,882
Intellia Therapeutics, Inc. (a)	43,412	2,718
Intersect ENT, Inc. (a)	38,000	854
Iovance Biotherapeutics, Inc. (a)	33,011	1,447
Jounce Therapeutics, Inc. (a)	42,712	483

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Karyopharm Therapeutics, Inc. (a)	100,300	$1,528
Lantheus Holdings, Inc. (a)	128,780	2,095
Ligand Pharmaceuticals, Inc. (a) (b)	28,987	5,373
LivaNova PLC (a)	40,719	2,561
MacroGenics, Inc. (a)	29,468	602
Maravai LifeSciences Holdings, Inc. Class A (a)	83,968	2,925
MEDNAX, Inc. (a)	83,004	2,264
Medpace Holdings, Inc. (a)	27,388	3,637
Merit Medical Systems, Inc. (a)	19,737	1,069
NanoString Technologies, Inc. (a)	57,579	4,032
Natera, Inc. (a)	31,569	3,367
Natus Medical, Inc. (a)	31,535	769
Neogen Corp. (a)	31,146	2,519
NeoGenomics, Inc. (a)	55,688	2,953
Neurocrine Biosciences, Inc. (a)	4,440	487
Neuronetics, Inc. (a)	20,644	364
Novavax, Inc. (a)	22,915	5,063
Nupathe, Inc. (a) (c) (d) (f)	133,709	—
Nurix Therapeutics, Inc. (a) (b)	7,994	291
NuVasive, Inc. (a)	50,604	2,719
Omnicell, Inc. (a)	16,566	1,951
Orchard Therapeutics PLC, ADR (a)	74,297	427
Organogenesis Holdings, Inc. (a)	489,680	5,122
Orthopediatrics Corp. (a)	75,813	3,501
Outset Medical, Inc. (a)	2,398	124
Owens & Minor, Inc.	80,186	2,332
Oyster Point Pharma, Inc. (a)	5,504	103
Pacira BioSciences, Inc. (a)	70,626	4,666
Passage Bio, Inc. (a)	17,218	321
Phreesia, Inc. (a)	5,936	388
PMV Pharmaceuticals, Inc. (a)	3,712	127
PolyPid Ltd. (a)	109,870	1,032
Pulmonx Corp. (a)	25,173	1,428
Quanterix Corp. (a)	94,224	6,100
Quidel Corp. (a)	23,463	5,888
RadNet, Inc. (a)	43,509	779
Reata Pharmaceuticals, Inc. Class A (a)	9,669	1,002
Repligen Corp. (a)	15,096	3,019
Sangamo Therapeutics, Inc. (a)	26,600	363
Schrodinger, Inc. (a)	2,901	262
Seer, Inc. (a)	28,800	1,797
Seres Therapeutics, Inc. (a)	47,925	1,138
SI-BONE, Inc. (a)	136,030	3,983
Silk Road Medical, Inc. (a)	88,223	4,811
STAAR Surgical Co. (a)	25,942	2,661
Stoke Therapeutics, Inc. (a)	19,973	1,220
Sutro Biopharma, Inc. (a)	32,686	724
Syneos Health, Inc. (a)	51,955	3,863
TCR2 Therapeutics, Inc. (a)	89,353	2,299
Tenet Healthcare Corp. (a)	90,447	4,274

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TG Therapeutics, Inc. (a)	31,234	$1,508
The Ensign Group, Inc.	5,720	448
Tivity Health, Inc. (a)	70,710	1,595
Turning Point Therapeutics, Inc. (a)	10,545	1,323
Vaxcyte, Inc. (a) (b)	1,739	43
Veracyte, Inc. (a)	162,255	9,200
Vericel Corp. (a)	221,598	9,144
Viking Therapeutics, Inc. (a) (b)	81,322	594
Xencor, Inc. (a)	35,937	1,644
Xenon Pharmaceuticals, Inc. (a) (b)	79,519	1,141
Zai Lab Ltd., ADR (a)	15,072	2,413
		255,416
Industrials (16.8%):
ACCO Brands Corp.	492,776	3,986
Albany International Corp.	15,549	1,081
Altra Industrial Motion Corp.	15,670	806
Ameresco, Inc. Class A (a)	7,400	415
American Woodmark Corp. (a)	29,550	2,556
Apogee Enterprises, Inc.	74,373	2,611
ArcBest Corp.	17,240	799
ASGN, Inc. (a)	73,970	6,133
Atkore International Group, Inc. (a)	154,229	6,842
Atlas Air Worldwide Holdings, Inc. (a)	50,517	2,619
Axon Enterprise, Inc. (a)	40,474	6,644
Ballard Power Systems, Inc. (a)	29,500	1,008
Beacon Roofing Supply, Inc. (a)	81,019	3,222
Brady Corp. Class A	40,479	1,858
Brightview Holdings, Inc. (a)	90,004	1,276
Builders FirstSource, Inc. (a)	61,836	2,366
BWX Technologies, Inc.	13,971	753
CAI International, Inc.	15,773	512
Casella Waste Systems, Inc. (a)	105,252	6,026
CBIZ, Inc. (a)	64,144	1,662
Chart Industries, Inc. (a)	107,277	12,884
Cimpress PLC (a)	16,895	1,544
Columbus McKinnon Corp.	95,801	4,137
Comfort Systems USA, Inc.	37,838	2,097
Construction Partners, Inc. Class A (a)	24,780	704
Crane Co.	8,780	664
Deluxe Corp.	83,570	2,832
Douglas Dynamics, Inc.	47,851	1,952
Echo Global Logistics, Inc. (a)	34,500	908
EMCOR Group, Inc.	62,673	5,534
Enphase Energy, Inc. (a)	69,268	12,631
EnPro Industries, Inc.	24,101	1,740
Eos Energy Enterprises, Inc. (a) (b)	42,400	948
ESCO Technologies, Inc.	11,078	1,053
Evoqua Water Technologies Corp. (a)	19,370	528
Finning International, Inc.	46,780	977
Forrester Research, Inc. (a)	91,777	3,640

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Forward Air Corp.	32,507	$2,330
Franklin Electric Co., Inc.	29,357	2,038
GATX Corp.	18,528	1,719
GMS, Inc. (a)	146,458	4,246
GrafTech International Ltd.	112,490	1,091
H&E Equipment Services, Inc.	19,500	536
Herman Miller, Inc.	62,481	2,140
Hexcel Corp.	30,640	1,338
Hillenbrand, Inc.	66,378	2,728
Hudson Technologies, Inc. (a)	261,009	358
Huron Consulting Group, Inc. (a)	44,513	2,357
Hydrofarm Holdings Group, Inc. (a)	13,283	1,003
ICF International, Inc.	23,079	1,780
Insperity, Inc.	16,438	1,290
Kaman Corp.	21,793	1,097
Kelly Services, Inc. Class A	94,966	1,854
Kornit Digital Ltd. (a)	144,221	13,071
Kratos Defense & Security Solutions, Inc. (a)	86,578	2,298
Luxfer Holdings PLC	291,696	4,805
Marten Transport Ltd.	56,903	902
Masonite International Corp. (a)	20,997	2,089
MasTec, Inc. (a)	91,590	7,067
Matthews International Corp. Class A	62,216	1,899
McGrath RentCorp	22,869	1,596
Meritor, Inc. (a)	164,775	4,253
Mistras Group, Inc. (a)	111,630	771
Mueller Industries, Inc.	115,356	3,940
MYR Group, Inc. (a)	10,390	578
Owens Corning, Inc.	21,778	1,690
Parsons Corp. (a)	30,544	1,089
PGT Innovations, Inc. (a)	71,699	1,485
Plug Power, Inc. (a)	38,550	2,435
Primoris Services Corp.	190,495	5,544
Proto Labs, Inc. (a)	11,690	2,476
RBC Bearings, Inc. (a)	10,771	1,802
Rexnord Corp.	20,936	793
Rush Enterprises, Inc. Class A	105,792	4,442
Ryder System, Inc.	8,920	558
SkyWest, Inc.	7,550	294
SP Plus Corp. (a)	54,437	1,579
Tetra Tech, Inc.	16,650	2,024
TFI International, Inc.	15,720	1,044
The AZEK Co., Inc. (a)	34,833	1,389
The Greenbrier Cos., Inc.	34,045	1,232
The Timken Co.	7,250	549
Thermon Group Holdings, Inc. (a)	95,510	1,393
Titan Machinery, Inc. (a)	63,578	1,354
TriMas Corp. (a)	99,810	3,159
Triton International Ltd.	32,832	1,521
TrueBlue, Inc. (a)	122,749	2,282

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tyman PLC (a)	672,578	$3,186
UniFirst Corp.	5,150	1,096
Valmont Industries, Inc.	9,453	1,824
Vicor Corp. (a)	17,739	1,535
VSE Corp.	10,615	367
Wabash National Corp.	94,078	1,501
WESCO International, Inc. (a)	44,596	3,395
WillScot Mobile Mini Holdings Corp. (a)	268,923	6,376
		238,536
Information Technology (19.2%):
2U, Inc. (a) (b)	19,145	783
908 Devices, Inc. (a)	39,912	2,199
Airgain, Inc. (a) (b)	182,215	4,158
Akoustis Technologies, Inc. (a) (b)	189,200	2,853
Alteryx, Inc. Class A (a)	5,768	727
Amkor Technology, Inc.	178,250	2,766
AXT, Inc. (a)	181,500	1,875
Badger Meter, Inc.	19,554	1,793
Belden, Inc.	118,769	5,610
Benchmark Electronics, Inc.	77,334	1,959
Blackline, Inc. (a)	13,563	1,758
BM Technologies, Inc. (a)	8,521	123
Brooks Automation, Inc.	122,856	9,308
C3.ai, Inc. Class A (a) (b)	4,427	618
Cambium Networks Corp. (a)	45,480	1,671
Canadian Solar, Inc. (a) (b)	74,500	4,080
CEVA, Inc. (a)	45,600	2,681
Ciena Corp. (a)	98,400	5,254
Cloudera, Inc. (a)	813,786	12,428
Cloudflare, Inc. Class A (a)	19,443	1,491
Coherent, Inc. (a)	11,980	2,406
Cornerstone OnDemand, Inc. (a)	6,600	270
Coupa Software, Inc. (a)	1,237	383
CSG Systems International, Inc.	61,587	2,654
CTS Corp.	158,817	4,844
CyberArk Software Ltd. (a)	12,400	1,987
Datto Holding Corp. (a)	21,358	510
Digital Turbine, Inc. (a)	291,373	16,671
Domo, Inc. Class B (a)	6,500	412
Dropbox, Inc. Class A (a)	22,638	512
Ebix, Inc. (b)	41,566	2,164
Elastic NV (a)	18,504	2,812
Endava PLC, ADR (a)	19,416	1,535
EPAM Systems, Inc. (a)	4,130	1,422
Euronet Worldwide, Inc. (a)	64,790	8,097
ExlService Holdings, Inc. (a)	11,700	897
Flex Ltd. (a)	35,400	624
Globant SA (a)	13,042	2,504
InterDigital, Inc.	46,843	3,008
J2 Global, Inc. (a)	27,095	2,781

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KBR, Inc.	144,216	$4,189
Kulicke & Soffa Industries, Inc.	285,858	10,197
Limelight Networks, Inc. (a)	813,366	3,705
LivePerson, Inc. (a)	39,646	2,512
Lumentum Holdings, Inc. (a)	12,666	1,188
Marvell Technology Group Ltd.	15,223	783
Monolithic Power Systems, Inc.	5,420	1,926
Napco Security Technologies, Inc. (a)	92,749	2,404
NCR Corp. (a)	76,690	2,558
NeoPhotonics Corp. (a)	231,392	2,578
NetScout Systems, Inc. (a)	102,418	2,994
New Relic, Inc. (a)	32,176	2,419
Nutanix, Inc. Class A (a)	195,029	5,953
ON Semiconductor Corp. (a)	71,147	2,454
OneSpan, Inc. (a)	86,244	2,011
Onto Innovation, Inc. (a)	73,512	3,973
OSI Systems, Inc. (a)	28,878	2,600
PagerDuty, Inc. (a)	51,143	2,492
Paycom Software, Inc. (a)	4,101	1,557
Perficient, Inc. (a)	58,150	3,176
Ping Identity Holding Corp. (a)	46,079	1,378
Power Integrations, Inc.	28,298	2,279
Powerfleet, Inc. (a)	132,712	942
Progress Software Corp.	10,589	425
Proofpoint, Inc. (a)	13,250	1,710
PROS Holdings, Inc. (a)	80,800	3,405
PTC, Inc. (a)	21,000	2,791
Pure Storage, Inc. Class A (a)	140,747	3,256
QAD, Inc. Class A	23,183	1,502
Qualys, Inc. (a)	39,921	5,528
Radware Ltd. (a)	86,300	2,447
Rambus, Inc. (a)	39,134	743
Rapid7, Inc. (a)	44,700	3,881
Rogers Corp. (a)	3,420	534
Sanmina Corp. (a)	104,122	3,238
Sapiens International Corp. NV	49,768	1,626
Semtech Corp. (a)	54,477	3,866
SharpSpring, Inc. (a) (b)	98,106	1,917
ShotSpotter, Inc. (a)	9,980	459
Silicon Laboratories, Inc. (a)	15,050	1,974
SiTime Corp. (a)	5,915	722
Smartsheet, Inc. Class A (a)	39,243	2,737
Sprout Social, Inc. Class A (a)	23,921	1,579
SPS Commerce, Inc. (a)	13,089	1,294
Sykes Enterprises, Inc. (a)	51,670	1,994
Synaptics, Inc. (a)	22,252	2,208
Talend SA, ADR (a)	37,170	1,626
Telos Corp. (a)	21,282	751
Teradyne, Inc.	15,910	1,805
The Hackett Group, Inc.	45,621	621

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TransAct Technologies, Inc. (a)	16,435	$152
Varonis Systems, Inc. (a)	10,383	1,835
Verint Systems, Inc. (a)	48,480	3,579
Vishay Intertechnology, Inc.	217,581	4,690
Western Digital Corp.	48,800	2,754
Wix.com Ltd. (a)	600	148
WNS Holdings Ltd., ADR (a)	98,074	6,589
Workiva, Inc. (a)	21,060	2,053
Yext, Inc. (a)	63,989	1,079
Zix Corp. (a)	383,692	3,127
Zscaler, Inc. (a)	13,050	2,606
		270,147
Materials (3.1%):
Avient Corp.	77,955	2,996
Commercial Metals Co.	118,996	2,343
Constellium SE (a)	70,670	871
Element Solutions, Inc.	134,960	2,298
Forterra, Inc. (a)	73,610	1,347
Franco-Nevada Corp.	14,205	1,695
Graphic Packaging Holding Co.	127,070	1,990
Ingevity Corp. (a)	8,990	591
Louisiana-Pacific Corp.	100,614	3,824
Materion Corp.	22,958	1,566
Minerals Technologies, Inc.	70,989	4,375
Neenah, Inc.	44,132	2,247
Orion Engineered Carbons SA	117,596	1,791
Schweitzer-Mauduit International, Inc.	32,830	1,219
Stepan Co.	17,338	1,954
Summit Materials, Inc. Class A (a)	161,407	3,314
Trinseo SA	24,930	1,267
Verso Corp. Class A	107,529	1,237
Warrior Met Coal, Inc.	143,248	3,298
Worthington Industries, Inc.	72,900	3,815
		44,038
Real Estate (5.3%):
Agree Realty Corp.	23,894	1,510
Alexander & Baldwin, Inc.	114,000	1,724
Alexander's, Inc.	5,498	1,469
American Assets Trust, Inc.	30,105	832
Brandywine Realty Trust	145,950	1,605
Brookfield Renewable Corp. Class A	49,064	2,745
Chatham Lodging Trust	168,998	1,810
Colony Capital, Inc. (b)	316,789	1,571
CorEnergy Infrastructure Trust, Inc. (b)	75,565	681
Corporate Office Properties Trust	39,795	1,045
DiamondRock Hospitality Co. (a)	178,009	1,460
Easterly Government Properties, Inc.	45,020	988
FirstService Corp.	11,935	1,633

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Four Corners Property Trust, Inc.	31,810	$839
Global Medical REIT, Inc.	102,417	1,284
Healthcare Realty Trust, Inc.	73,058	2,192
Industrial Logistics Properties Trust	103,696	2,199
Innovative Industrial Properties, Inc. (b)	28,813	5,391
Jones Lang LaSalle, Inc. (a)	9,490	1,387
Kennedy-Wilson Holdings, Inc.	49,800	856
Lexington Realty Trust	280,676	2,877
National Health Investors, Inc.	39,016	2,530
Newmark Group, Inc. Class A	97,321	658
Physicians Realty Trust	302,747	5,338
Piedmont Office Realty Trust, Inc. Class A	216,016	3,323
PotlatchDeltic Corp.	65,226	3,115
Retail Opportunity Investments Corp.	123,473	1,740
Rexford Industrial Realty, Inc.	20,038	981
RPT Realty	215,117	1,990
Sabra Health Care REIT, Inc.	346,572	5,819
Spirit Realty Capital, Inc.	19,880	767
STAG Industrial, Inc.	99,050	2,952
Summit Hotel Properties, Inc.	146,176	1,184
Sunstone Hotel Investors, Inc.	139,490	1,493
The Macerich Co. (b)	158,118	2,482
UMH Properties, Inc.	87,509	1,286
Universal Health Realty Income Trust	19,034	1,136
Urban Edge Properties	96,336	1,328
Washington Real Estate Investment Trust	27,440	602
		74,822
Utilities (1.7%):
ALLETE, Inc.	50,413	3,167
American States Water Co.	41,474	3,204
Avista Corp.	75,782	2,840
Black Hills Corp.	10,930	646
New Jersey Resources Corp.	39,028	1,366
NorthWestern Corp.	90,300	4,919
Otter Tail Corp.	67,043	2,661
Portland General Electric Co.	97,812	4,137
South Jersey Industries, Inc.	25,390	587
Spire, Inc.	21,703	1,328
		24,855
Total Common Stocks (Cost $969,239)		1,389,684
See notes to financial statements.

15

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.0%)
Federated Government Obligations Fund Institutional Shares, 0.01% (e)	5,659,326	$5,659
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	4,419,001	4,419
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	30,051,657	30,052
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	15,974,991	15,975
Total Collateral for Securities Loaned (Cost $56,105)		56,105
Total Investments (Cost $1,025,344) — 102.7%		1,445,789
Liabilities in excess of other assets — (2.7)%		(38,530)
NET ASSETS — 100.00%		$1,407,259

At January 31, 2021 the Fund's investments in foreign securities were 9.6% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were 0.0% of the Fund's net assets.

(e)  Rate disclosed is the daily yield on January 31, 2021.

(f)  Restricted security that is not registered under the Securities Act of 1933.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Small Cap Stock Fund
Assets:
Investments, at value (Cost $1,025,344)	$1,445,789	(a)
Foreign currency, at value (Cost $34)	35
Cash and cash equivalents	7,135
Receivables:
Interest and dividends	397
Capital shares issued	231
Investments sold	15,059
From Adviser	8
Prepaid expenses	21
Total assets	1,468,675
Liabilities:
Payables:
Collateral received on loaned securities	56,105
Investments purchased	3,035
Capital shares redeemed	854
Accrued expenses and other payables:
Investment advisory fees	990
Administration fees	156
Custodian fees	13
Transfer agent fees	210
Compliance fees	1
Other accrued expenses	52
Total liabilities	61,416
Net Assets:
Capital	939,457
Total accumulated earnings/(loss)	467,802
Net assets	$1,407,259
Net Assets
Fund Shares	$763,864
Institutional Shares	643,395
Total	$1,407,259
Shares (unlimited number of shares authorized with no par value):
Fund Shares	39,897
Institutional Shares	33,170
Total	73,067
Net asset value, offering and redemption price per share: (b)
Fund Shares	$19.15
Institutional Shares	$19.40

(a)  Includes $54,262 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Small Cap Stock Fund
Investment Income:
Dividends	$8,139
Interest	2
Securities lending (net of fees)	463
Foreign tax withholding	(23)
Total Income	8,581
Expenses:
Investment advisory fees	5,141
Administration fees — Fund Shares	502
Administration fees — Institutional Shares	299
Sub-Administration fees	47
Custodian fees	38
Transfer agent fees — Fund Shares	454
Transfer agent fees — Institutional Shares	299
Trustees' fees	25
Compliance fees	4
Legal and audit fees	46
State registration and filing fees	25
Interfund lending fees	— (a)
Other expenses	67
Total expenses	6,947
Expenses waived/reimbursed by Adviser	(25)
Net expenses	6,922
Net Investment Income (Loss)	1,659
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	132,836
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	293,878
Net realized/unrealized gains (losses) on investments	426,714
Change in net assets resulting from operations	$428,373

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Small Cap Stock Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$1,659	$5,655
Net realized gains (losses) from investments	132,836	74,639
Net change in unrealized appreciation/depreciation on investments	293,878	(101,502)
Change in net assets resulting from operations	428,373	(21,208)
Distributions to Shareholders:
Fund Shares	(59,223)	(65,538)
Institutional Shares	(51,168)	(82,906)
Change in net assets resulting from distributions to shareholders	(110,391)	(148,444)
Change in net assets resulting from capital transactions	(62,915)	(277,152)
Change in net assets	255,067	(446,804)
Net Assets:
Beginning of period	1,152,192	1,598,996
End of period	$1,407,259	$1,152,192
Capital Transactions:
Fund Shares
Proceeds from shares issued	$24,252	$71,874
Distributions reinvested	58,490	64,623
Cost of shares redeemed	(80,412)	(151,659)
Total Fund Shares	$2,330	$(15,162)
Institutional Shares
Proceeds from shares issued	$7,926	$87,006
Distributions reinvested	51,148	82,899
Cost of shares redeemed	(124,319)	(431,895)
Total Institutional Shares	$(65,245)	$(261,990)
Change in net assets resulting from capital transactions	$(62,915)	$(277,152)
Share Transactions:
Fund Shares
Issued	1,366	4,956
Reinvested	3,230	3,974
Redeemed	(4,687)	(10,400)
Total Fund Shares	(91)	(1,470)
Institutional Shares
Issued	495	6,588
Reinvested	2,787	5,038
Redeemed	(7,114)	(28,139)
Total Institutional Shares	(3,832)	(16,513)
Change in Shares	(3,923)	(17,983)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Small Cap Stock Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$14.88	0.02	(d)	5.82	5.84	(0.14)	(1.43)
Year Ended July 31, 2020	$16.74	0.05	(d)	(0.28)	(0.23)	(0.03)	(1.60)
Year Ended July 31, 2019	$19.33	0.07		(0.71)	(0.64)	(0.04)	(1.91)
Year Ended July 31, 2018	$18.02	0.05		3.19	3.24	(0.07)	(1.86)
Year Ended July 31, 2017	$16.17	0.08		1.99	2.07	(0.03)	(0.19)
Year Ended July 31, 2016	$17.77	0.02		(0.22)	(0.20)	(0.05)	(1.35)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$15.06	0.03	(d)	5.88	5.91	(0.14)	(1.43)
Year Ended July 31, 2020	$16.91	0.07	(d)	(0.28)	(0.21)	(0.04)	(1.60)
Year Ended July 31, 2019	$19.50	0.08		(0.71)	(0.63)	(0.05)	(1.91)
Year Ended July 31, 2018	$18.16	0.07		3.22	3.29	(0.09)	(1.86)
Year Ended July 31, 2017	$16.30	0.09		2.02	2.11	(0.06)	(0.19)
Year Ended July 31, 2016	$17.89	0.07		(0.24)	(0.17)	(0.07)	(1.35)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Small Cap Stock Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(1.57)	$19.15	39.91%	1.12%		0.22%	1.12%		$763,864	30%
Year Ended July 31, 2020	(1.63)	$14.88	(2.21)%	1.10%		0.33%	1.10%		$595,019	71%
Year Ended July 31, 2019	(1.95)	$16.74	(2.07)%	1.06	%(e)	0.58%	1.06	%(e)	$694,015	84%
Year Ended July 31, 2018	(1.93)	$19.33	19.21%	1.06	%(e)	0.31%	1.06	%(e)	$758,065	68%
Year Ended July 31, 2017	(0.22)	$18.02	12.81%	1.09	%(e)	0.42%	1.09	%(e)	$658,038	53%
Year Ended July 31, 2016	(1.40)	$16.17	(0.75)%	1.15	%(e)	0.18%	1.15	%(e)	$586,438	52%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(1.57)	$19.40	39.94%	1.05%		0.30%	1.06%		$643,395	30%
Year Ended July 31, 2020	(1.64)	$15.06	(2.08)%	0.98%		0.45%	0.99%		$557,173	71%
Year Ended July 31, 2019	(1.96)	$16.91	(1.98)%	0.96	%(e)	0.67%	0.96	%(e)	$904,981	84%
Year Ended July 31, 2018	(1.95)	$19.50	19.36%	0.95	%(e)	0.42%	0.95	%(e)	$996,393	68%
Year Ended July 31, 2017	(0.25)	$18.16	12.92%	0.97	%(e)	0.52%	0.97	%(e)	$892,691	53%
Year Ended July 31, 2016	(1.42)	$16.30	(0.55)%	0.99	%(e)	0.35%	0.99	%(e)	$884,187	52%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Small Cap Stock Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$1,383,716	$5,968	$—	(a)	$1,389,684
Collateral for Securities Loaned	56,105	—	—		56,105
Total	$1,439,821	$5,968	$—	(a)	$1,445,789

(a)  Zero market value security.

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$54,324	*	$—	$56,105

*  Includes $62 (thousand) of securities on loan that were sold prior to January 31, 2021.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$364,602	$545,887

There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.4
USAA Target Retirement Income Fund	0.6
USAA Target Retirement 2030 Fund	1.7
USAA Target Retirement 2040 Fund	1.9
USAA Target Retirement 2050 Fund	1.4
USAA Target Retirement 2060 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of each class within the Lipper Small-Cap Core Funds category.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $176 and $209 for Fund Shares and Institutional Shares, respectively, in thousands. Performance adjustments were 0.05% and 0.07% for Fund Shares and Institutional Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management") and Granahan Investment Management, Inc. ("GIMI"), under which GIMI and Wellington Management each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of average daily net assets of the Institutional Shares, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) were 1.10% and 0.98% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2023	Expires July 31, 2024	Total
$64	$25	$89

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,136	9	0.63%	$4,196

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

As of the tax year ended July 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

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USAA Mutual Funds Trust	Supplemental Information January 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,399.10	$1,019.56	$6.77	$5.70	1.12%
Institutional Shares	1,000.00	1,399.40	1,019.91	6.35	5.35	1.05%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

For the period August 1, 2020 to January 31, 2021, performance adjustments were applied to the Fund. The annualized expense ratios of 1.12%, and 1.05% for the Fund Shares, and Institutional Shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended January 31, 2021.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,399.10	$1,019.66	$6.65	$5.60	1.10%
Institutional Shares	1,000.00	1,399.40	1,020.27	5.93	4.99	0.98%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

33

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Small Cap Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreements between the Adviser and Granahan Investment Management, Inc. and Wellington Management Company LLP (the "Subadvisers") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreements at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Adviser and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadvisers in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadvisers. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its

34

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadvisers and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were equal to the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Adviser. The Board also considered and discussed information about each Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

35

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreements

In approving the Subadvisory Agreements with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadvisers, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreements. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving the Subadvisory Agreements, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

36

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadvisers, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadvisers include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance questionnaire and quarterly compliance certifications to the Board; and (iii) due diligence visits with the Subadvisers.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadvisers. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreements. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreements.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2020, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Adviser's focus on each Subadviser's performance. The Board also noted each Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding each Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40053-0321

JANUARY 31, 2021

Semi Annual Report

USAA Value Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information (Unaudited)	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Considerations of the Board in Continuing the Investment Advisory Agreement	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Value Fund	January 31, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with long-term growth of capital.

Sector Allocation*:

January 31, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (6.9%):
Alphabet, Inc. Class A (a)	9,270	$16,939
AT&T, Inc.	315,355	9,029
Comcast Corp. Class A	62,129	3,080
Discovery, Inc. Class A (a) (b)	75,369	3,122
Electronic Arts, Inc.	27,098	3,880
Facebook, Inc. Class A (a)	38,500	9,946
Fox Corp. Class A	57,210	1,784
Liberty Media Corp.-Liberty SiriusXM Class C (a)	29,419	1,193
Omnicom Group, Inc.	40,672	2,537
Take-Two Interactive Software, Inc. (a)	21,614	4,333
Verizon Communications, Inc.	229,210	12,549
		68,392
Consumer Discretionary (8.6%):
Best Buy Co., Inc.	36,460	3,968
Booking Holdings, Inc. (a)	990	1,925
Dick's Sporting Goods, Inc.	36,434	2,441
Dollar Tree, Inc. (a)	118,600	12,057
Foot Locker, Inc.	28,370	1,243
Ford Motor Co. (a)	422,676	4,451
General Motors Co.	129,000	6,537
Lennar Corp. Class A	24,950	2,075
LKQ Corp. (a)	304,624	10,689
Magna International, Inc.	99,700	7,004
NVR, Inc. (a)	787	3,499
O'Reilly Automotive, Inc. (a)	7,246	3,083
PulteGroup, Inc.	81,157	3,530
Ross Stores, Inc.	26,726	2,974
Target Corp.	22,835	4,137
The Home Depot, Inc.	16,622	4,502
Toll Brothers, Inc.	44,583	2,278
Tractor Supply Co.	16,831	2,386
Williams-Sonoma, Inc.	21,129	2,724
Yum! Brands, Inc.	45,121	4,579
		86,082
Consumer Staples (8.4%):
Altria Group, Inc.	128,554	5,281
Colgate-Palmolive Co.	45,469	3,546
General Mills, Inc.	42,032	2,442
Keurig Dr Pepper, Inc.	550,292	17,500
Kimberly-Clark Corp.	15,783	2,085
Mondelez International, Inc. Class A	241,900	13,411
Nu Skin Enterprises, Inc. Class A	45,356	2,625
Philip Morris International, Inc.	82,084	6,538
Pilgrim's Pride Corp. (a)	87,992	1,705
Spectrum Brands Holdings, Inc.	11,878	898
The Coca-Cola Co.	40,840	1,966
The Hershey Co.	31,183	4,535

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	24,822	$2,890
The Kroger Co.	88,849	3,065
The Procter & Gamble Co.	27,156	3,482
Tyson Foods, Inc. Class A	44,410	2,856
Walgreens Boots Alliance, Inc.	83,725	4,208
Walmart, Inc.	23,108	3,246
		82,279
Energy (4.7%):
Cabot Oil & Gas Corp.	117,711	2,158
Chevron Corp.	27,033	2,303
ConocoPhillips	122,644	4,909
Enterprise Products Partners LP	442,024	8,942
EOG Resources, Inc.	85,647	4,365
Exxon Mobil Corp.	154,305	6,919
Hess Corp.	83,300	4,497
Phillips 66	40,752	2,763
Pioneer Natural Resources Co.	59,200	7,157
Valero Energy Corp.	58,800	3,318
		47,331
Financials (21.6%):
Aflac, Inc.	265,679	12,003
American Financial Group, Inc.	24,673	2,323
Ameriprise Financial, Inc.	20,629	4,082
Bank of America Corp.	402,852	11,945
Berkshire Hathaway, Inc. Class B (a)	38,279	8,723
Capital One Financial Corp.	34,922	3,641
Cboe Global Markets, Inc.	72,000	6,604
Chubb Ltd.	51,300	7,473
Citigroup, Inc.	161,300	9,354
Comerica, Inc.	145,400	8,317
Discover Financial Services	142,878	11,935
Everest Re Group Ltd.	14,129	2,982
Fifth Third Bancorp	114,096	3,301
First Citizens BancShares, Inc. Class A	4,933	2,940
Huntington Bancshares, Inc.	211,276	2,794
JPMorgan Chase & Co.	185,412	23,857
KeyCorp	673,241	11,350
LPL Financial Holdings, Inc.	35,544	3,851
MetLife, Inc.	125,792	6,057
MSCI, Inc.	3,720	1,471
OneMain Holdings, Inc.	39,530	1,841
Primerica, Inc.	9,930	1,383
Principal Financial Group, Inc.	65,424	3,223
Prudential Financial, Inc.	56,049	4,388
Regions Financial Corp.	298,247	5,073
RenaissanceRe Holdings Ltd.	88,798	13,359
S&P Global, Inc.	6,787	2,151
State Street Corp.	52,963	3,707
SVB Financial Group (a)	11,171	4,890

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Synchrony Financial	123,851	$4,168
The Allstate Corp.	47,859	5,130
The Goldman Sachs Group, Inc.	5,022	1,362
The Progressive Corp.	17,552	1,530
U.S. Bancorp	310,268	13,295
Voya Financial, Inc.	113,400	6,289
		216,792
Health Care (14.8%):
AbbVie, Inc.	22,194	2,274
AmerisourceBergen Corp.	23,727	2,472
Amgen, Inc.	11,080	2,675
Anthem, Inc.	12,142	3,606
Biogen, Inc. (a)	11,869	3,355
Bristol-Myers Squibb Co.	39,905	2,451
Cardinal Health, Inc.	30,731	1,651
Cerner Corp.	22,451	1,799
Cigna Corp.	71,492	15,518
CVS Health Corp.	80,156	5,743
Eli Lilly & Co.	11,604	2,413
HCA Healthcare, Inc.	18,866	3,065
Hill-Rom Holdings, Inc.	115,100	11,054
Humana, Inc.	31,538	12,083
Johnson & Johnson	140,722	22,957
Laboratory Corp. of America Holdings (a)	14,403	3,297
McKesson Corp.	14,804	2,583
Medtronic PLC	96,308	10,722
Merck & Co., Inc.	40,886	3,151
Pfizer, Inc.	282,429	10,139
Quest Diagnostics, Inc.	73,406	9,480
UnitedHealth Group, Inc.	31,170	10,397
Universal Health Services, Inc. Class B	19,586	2,442
Veeva Systems, Inc. Class A (a)	8,242	2,278
Viatris, Inc. (a)	35,043	595
		148,200
Industrials (11.9%):
3M Co.	49,350	8,669
Array Technologies, Inc. (a)	25,356	1,034
Caterpillar, Inc.	17,961	3,284
Cintas Corp.	8,270	2,631
Cummins, Inc.	33,000	7,736
Eaton Corp. PLC	75,311	8,864
Emerson Electric Co.	66,767	5,297
Fastenal Co.	65,909	3,005
Graco, Inc.	27,727	1,911
Honeywell International, Inc.	39,058	7,631
Huntington Ingalls Industries, Inc.	13,706	2,156
Johnson Controls International PLC	177,000	8,818
ManpowerGroup, Inc.	22,005	1,946
Masco Corp.	110,743	6,014

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Otis Worldwide Corp.	58,611	$3,789
Parker-Hannifin Corp.	29,000	7,674
Raytheon Technologies Corp.	101,267	6,758
Robert Half International, Inc.	18,786	1,268
Sensata Technologies Holding PLC (a)	135,200	7,368
Southwest Airlines Co.	35,325	1,552
Union Pacific Corp.	56,716	11,200
United Rentals, Inc. (a)	32,900	7,995
W.W. Grainger, Inc.	7,321	2,668
		119,268
Information Technology (10.6%):
Amdocs Ltd.	35,062	2,476
Applied Materials, Inc.	23,937	2,314
CACI International, Inc. Class A (a)	10,419	2,513
CDW Corp.	24,242	3,192
Cisco Systems, Inc.	163,677	7,297
Euronet Worldwide, Inc. (a)	89,400	11,172
F5 Networks, Inc. (a)	10,472	2,052
Fidelity National Information Services, Inc.	52,700	6,506
FleetCor Technologies, Inc. (a)	40,063	9,725
Fortinet, Inc. (a)	13,404	1,940
HP, Inc.	202,953	4,940
Intel Corp.	194,382	10,791
International Business Machines Corp.	19,268	2,295
Lam Research Corp.	4,666	2,258
Leidos Holdings, Inc.	107,391	11,390
Micron Technology, Inc. (a)	76,023	5,951
NetApp, Inc.	40,156	2,668
Oracle Corp.	84,966	5,135
Qorvo, Inc. (a)	6,760	1,155
QUALCOMM, Inc.	8,627	1,348
Skyworks Solutions, Inc.	23,734	4,017
Texas Instruments, Inc.	19,611	3,249
Zebra Technologies Corp. (a)	4,731	1,835
		106,219
Materials (3.7%):
Celanese Corp.	22,107	2,700
Dow, Inc.	49,206	2,554
Eastman Chemical Co.	23,300	2,292
Ferroglobe PLC (a) (c) (d)	545,600	—	(e)
Huntsman Corp.	108,671	2,871
LyondellBasell Industries NV Class A	53,047	4,549
Nucor Corp.	52,425	2,555
PPG Industries, Inc.	37,303	5,025
Sealed Air Corp.	329,529	13,929
		36,475

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc.	13,419	$2,242
AvalonBay Communities, Inc.	14,037	2,297
Essex Property Trust, Inc.	8,256	1,978
Healthpeak Properties, Inc.	69,118	2,049
Host Hotels & Resorts, Inc.	523,200	7,090
National Retail Properties, Inc.	170,500	6,651
Prologis, Inc.	34,201	3,530
Realty Income Corp.	36,593	2,161
Ventas, Inc.	45,397	2,091
Welltower, Inc.	33,632	2,038
		32,127
Utilities (5.3%):
Evergy, Inc.	43,728	2,350
Exelon Corp.	345,441	14,355
FirstEnergy Corp.	119,360	3,672
IDACORP, Inc.	16,620	1,468
NRG Energy, Inc.	80,833	3,347
PPL Corp.	132,334	3,662
UGI Corp.	72,572	2,612
Vistra Corp.	882,941	17,633
WEC Energy Group, Inc.	31,417	2,793
		51,892
Total Common Stocks (Cost $877,206)		995,057
Collateral for Securities Loaned^ (0.3%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	2,086,502	2,086
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	971,560	972
Total Collateral for Securities Loaned (Cost $3,058)		3,058
Total Investments (Cost $880,264) — 100.0%		998,115
Liabilities in excess of other assets — 0.0%		(68)
NET ASSETS — 100.00%		$998,047

At January 31, 2021, the Fund's investments in foreign securities were 7.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of January 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2021, illiquid securities were less than 0.05% of the Fund's net assets.

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2021

  (Unaudited)

(e)  Rounds to less than $1 thousand.

(f)  Rate disclosed is the daily yield on January 31, 2021.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Value Fund
Assets:
Investments, at value (Cost $880,264)	$998,115	(a)
Cash and cash equivalents	3,511
Receivables:
Interest and dividends	1,297
Capital shares issued	203
From Adviser	23
Prepaid expenses	31
Total assets	1,003,180
Liabilities:
Payables:
Collateral received on loaned securities	3,058
Capital shares redeemed	1,149
Accrued expenses and other payables:
Investment advisory fees	538
Administration fees	121
Custodian fees	7
Transfer agent fees	193
Compliance fees	1
Trustees' fees	—	(b)
12b-1 fees	1
Other accrued expenses	65
Total liabilities	5,133
Net Assets:
Capital	940,992
Total accumulated earnings/(loss)	57,055
Net assets	$998,047
Net Assets
Fund Shares	$737,252
Institutional Shares	253,876
Class A	6,919
Total	$998,047
Shares (unlimited number of shares authorized with no par value):
Fund Shares	47,501
Institutional Shares	16,349
Class A	449
Total	64,299
Net asset value, offering and redemption price per share: (c)
Fund Shares	$15.52
Institutional Shares	$15.53
Class A	$15.42
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$16.36

(a)  Includes $3,016 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2021

(Amounts in Thousands)  (Unaudited)

USAA Value Fund
Investment Income:
Dividends	$12,012
Interest	1
Securities lending (net of fees)	9
Foreign tax withholding	(14)
Total income	12,008
Expenses:
Investment advisory fees	2,977
Administration fees — Fund Shares	553
Administration fees — Institutional Shares	119
Administration fees — Class A	5
Sub-Administration fees	28
12b-1 fees — Class A	8
Custodian fees	23
Transfer agent fees — Fund Shares	503
Transfer agent fees — Institutional Shares	119
Transfer agent fees — Class A	3
Trustees' fees	26
Compliance fees	3
Legal and audit fees	47
State registration and filing fees	35
Interfund lending fees	— (a)
Other expenses	44
Total expenses	4,493
Expenses waived/reimbursed by Adviser	(66)
Net expenses	4,427
Net Investment Income (Loss)	7,581
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	30,162
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	109,009
Net realized/unrealized gains (losses) on investments	139,171
Change in net assets resulting from operations	$146,752

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Value Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
From Investments:
Operations:
Net investment income (loss)	$7,581	$18,066
Net realized gains (losses) from investments	30,162	(94,069)
Net change in unrealized appreciation/depreciation on investments	109,009	(37,230)
Change in net assets resulting from operations	146,752	(113,233)
Distributions to Shareholders:
Fund Shares	(11,994)	(220,280)
Institutional Shares	(4,219)	(61,101)
Class A	(98)	(2,057)
Change in net assets resulting from distributions to shareholders	(16,311)	(283,438)
Change in net assets resulting from capital transactions	(65,433)	157,881
Change in net assets	65,008	(238,790)
Net Assets:
Beginning of period	933,039	1,171,829
End of period	$998,047	$933,039
Capital Transactions:
Fund Shares
Proceeds from shares issued	$22,428	$51,191
Distributions reinvested	11,843	217,411
Cost of shares redeemed	(106,532)	(192,266)
Total Fund Shares	$(72,261)	$76,336
Institutional Shares
Proceeds from shares issued	$5,308	$64,583
Distributions reinvested	4,219	61,090
Cost of shares redeemed	(2,719)	(44,124)
Total Institutional Shares	$6,808	$81,549
Class A
Proceeds from shares issued	$21	$32
Distributions reinvested	1	26
Cost of shares redeemed	(2)	(62)
Total Class A	$20	$(4)
Change in net assets resulting from capital transactions	$(65,433)	$157,881

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA Value Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Share Transactions:
Fund Shares
Issued	1,493	3,376
Reinvested	770	13,458
Redeemed	(7,188)	(13,085)
Total Fund Shares	(4,925)	3,749
Institutional Shares
Issued	367	3,808
Reinvested	274	3,777
Redeemed	(185)	(3,213)
Total Institutional Shares	456	4,372
Class A
Issued	2	2
Reinvested	— (a)	2
Redeemed	— (a)	(5)
Total Class A	2	(1)
Change in Shares	(4,467)	8,120

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Value Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	$13.57	0.11	(d)	2.09	2.20	(0.19)	(0.06)
Year Ended July 31, 2020	$19.32	0.26	(d)	(1.39)	(1.13)	(0.21)	(4.41)
Year Ended July 31, 2019	$22.01	0.25		(0.54)	(0.29)	(0.24)	(2.16)
Year Ended July 31, 2018	$21.55	0.21		1.84	2.05	(0.21)	(1.38)
Year Ended July 31, 2017	$19.41	0.27		2.74	3.01	(0.29)	(0.58)
Year Ended July 31, 2016	$20.50	0.23		(0.31)	(0.08)	(0.23)	(0.78)
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	$13.58	0.12	(d)	2.10	2.22	(0.21)	(0.06)
Year Ended July 31, 2020	$19.33	0.27	(d)	(1.39)	(1.12)	(0.22)	(4.41)
Year Ended July 31, 2019	$22.00	0.28		(0.55)	(0.27)	(0.24)	(2.16)
Year Ended July 31, 2018	$21.54	0.23		1.84	2.07	(0.23)	(1.38)
Year Ended July 31, 2017	$19.40	0.30		2.73	3.03	(0.31)	(0.58)
Year Ended July 31, 2016	$20.49	0.25		(0.31)	(0.06)	(0.25)	(0.78)
Class A
Six Months Ended January 31, 2021 (unaudited)	$13.48	0.09	(d)	2.07	2.16	(0.16)	(0.06)
Year Ended July 31, 2020	$19.24	0.23	(d)	(1.39)	(1.16)	(0.19)	(4.41)
Year Ended July 31, 2019	$21.91	0.20		(0.55)	(0.35)	(0.16)	(2.16)
Year Ended July 31, 2018	$21.46	0.15		1.83	1.98	(0.15)	(1.38)
Year Ended July 31, 2017	$19.32	0.23		2.72	2.95	(0.23)	(0.58)
Year Ended July 31, 2016	$20.43	0.17		(0.32)	(0.15)	(0.18)	(0.78)
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Value Fund
Fund Shares
Six Months Ended January 31, 2021 (unaudited)	(0.25)	$15.52	16.22%	0.92%		1.53%	0.93%		$737,252	34%
Year Ended July 31, 2020	(4.62)	$13.57	(9.43)%	0.96%		1.69%	0.97%		$711,182	74%
Year Ended July 31, 2019	(2.40)	$19.32	(0.11)%	0.96%		1.35%	0.96%		$940,515	108	%(e)
Year Ended July 31, 2018	(1.59)	$22.01	9.69%	0.99%		1.10%	0.99%		$1,007,712	29%
Year Ended July 31, 2017	(0.87)	$21.55	15.72%	1.08	%(f)	1.37%	1.08	%(f)	$936,630	27%
Year Ended July 31, 2016	(1.01)	$19.41	(0.14)%	1.11	%(f)	1.28%	1.11	%(f)	$807,052	20%
Institutional Shares
Six Months Ended January 31, 2021 (unaudited)	(0.27)	$15.53	16.32%	0.84%		1.59%	0.85%		$253,876	34%
Year Ended July 31, 2020	(4.63)	$13.58	(9.40)%	0.88%		1.75%	0.89%		$215,830	74%
Year Ended July 31, 2019	(2.40)	$19.33	(0.02)%	0.88%		1.42%	0.88%		$222,701	108	%(e)
Year Ended July 31, 2018	(1.61)	$22.00	9.79%	0.91%		1.18%	0.91%		$640,281	29%
Year Ended July 31, 2017	(0.89)	$21.54	15.86%	0.98	%(f)	1.48%	0.98	%(f)	$591,384	27%
Year Ended July 31, 2016	(1.03)	$19.40	(0.04)%	0.98	%(f)	1.41%	0.98	%(f)	$522,721	20%
Class A
Six Months Ended January 31, 2021 (unaudited)	(0.22)	$15.42	16.02%	1.23%		1.21%	1.50%		$6,919	34%
Year Ended July 31, 2020	(4.60)	$13.48	(9.66)%	1.21%		1.45%	1.21%		$6,027	74%
Year Ended July 31, 2019	(2.32)	$19.24	(0.44)%	1.27	%(g)	1.03%	1.31%		$8,613	108	%(e)
Year Ended July 31, 2018	(1.53)	$21.91	9.41%	1.30%		0.79%	1.30%		$9,807	29%
Year Ended July 31, 2017	(0.81)	$21.46	15.46%	1.33	%(f)(h)	1.13%	1.38	%(f)	$9,626	27%
Year Ended July 31, 2016	(0.96)	$19.32	(0.52)%	1.42	%(f)	0.97%	1.42	%(f)	$8,767	20%

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

(g)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A to 1.30% of the Class A average daily net assets.

(h)  Effective December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A to 1.30% of the Class A average daily net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Value Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$995,057	$—	$—	(a)	$995,057
Collateral for Securities Loaned	3,058	—	—		3,058
Total	$998,115	$—	$—	(a)	$998,115

(a)  Zero market value security.

For the six months ended January 31, 2021, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,016	$—	$3,058

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to

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relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$321,805	$388,095
There were no purchases or sales of U.S. government securities during the six months ended January 31, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Cornerstone Equity Fund	1.0

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

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On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter, is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of each class within the Lipper Multi-Cap Value Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2020 to January 31, 2021, performance fees were $(165), $(46) and $(1) for Fund Shares Institutional Shares, and Class A, respectively, in thousands. Performance adjustments were (0.05)%, (0.04)% and (0.05)% for Fund Shares, Institutional Shares, and Class A, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing, and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10% and 0.15% of average daily net assets for Fund Shares, Institutional Shares and Class A, respectively. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% and 0.10% of average daily net assets of the Institutional Shares and Class A, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to VCTA for the six months ended January 31, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended January 31, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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Fund's business are excluded from the expense limits. As of January 31, 2021, the expense limits (excluding voluntary waivers) are 0.96%, 0.88% and 1.27% for Fund Shares, Institutional Shares and Class A, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at January 31, 2021.

Expires July 31, 2022	Expires July 31, 2023	Expires July 31, 2024	Total
$3	$117	$66	$186

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment Style Risk — The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended January 31, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended January 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2021

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The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2021 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,787	1	0.20%	$2,787

*  For the six months ended January 31, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2021.

At July 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$80,719	$—	$80,719

9. Subsequent Events:

Effective February 12, 2021, Wasif Latif is no longer a portfolio manager of the Fund.

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USAA Mutual Funds Trust	Supplemental Information January 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Actual Ending Account Value 1/31/21	Hypothetical Ending Account Value 1/31/21	Actual Expenses Paid During Period 8/1/20- 1/31/21*	Hypothetical Expenses Paid During Period 8/1/20- 1/31/21*	Annualized Expense Ratio During Period 8/1/20- 1/31/21
Fund Shares	$1,000.00	$1,162.20	$1,020.57	$5.01	$4.69	0.92%
Institutional Shares	1,000.00	1,163.20	1,020.97	4.58	4.28	0.84%
Class A	1,000.00	1,160.20	1,019.00	6.70	6.26	1.23%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

USAA Value Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

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programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance. The Board also considered management's discussion of recent changes made to the Fund.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2021

  (Unaudited)

allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40847-0321

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	April 1, 2021

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 1, 2021